UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2015

1301 Avenue of the Americas (6th Ave.), 35th Floor   New York, New York 10019   www.direxioninvestments.com

Direxion All Cap Insider Sentiment Shares

Direxion iBillionaire Index ETF

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion S&P 500® Volatility Response Shares

Direxion Value Line® Conservative Equity ETF

Direxion Value Line® Mid- and Large-Cap High Dividend ETF

Direxion Value Line® Small- and Mid-Cap High Dividend ETF

Direxion Zacks MLP High Income Shares

1X BEAR FUNDS

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily Total Market Bear 1X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the “ETFs”) covers the period from November 1, 2014 to April 30, 2015 (the “Semi-Annual Period”).

Market Review:

The S&P 500 Index gained 0.77% in the first week of the Semi-Annual Period, climbing back to new record highs as investors continued to put money back into the market following mid October’s selloff. The market was also broadly supported by the U.S. mid-term election results in which the Republican Party won control of the Senate and the House of Representatives. The decision by OPEC countries not to cut production in the face of increased global supply led to a sharp decline in oil prices over the final days of November. Despite concerns over global growth, domestic U.S. economic data remained strong. Weak oil prices provided a boost to household incomes leading to better retail sales and consumer confidence reports. The University of Michigan’s consumer confidence index rose sharply in December to its highest level of the current economic expansion. During the first quarter of 2015 U.S. small cap stocks performed well. The performance was due to their lower exposure to foreign markets which had become more challenging for U.S. firms because of the strong U.S. dollar. A 5.86% rebound in oil prices helped the energy sector in February. The S&P 500 Index reached an all-time high later in the month following assurances from Federal Reserve Chairwoman Yellen that policymakers were not in a hurry to raise interest rates despite growing evidence of strength in the U.S. economy. On April 24, 2015, the S&P 500 Index reached another record high of 2,117.69 before falling back at the end of the month, ending with modest gains. The S&P 500 Index had a total return of 4.39% during the Semi-Annual period.

A familiar story continued into the end of 2014 and throughout the Semi-Annual Period; yields fell globally due to sluggish growth, near-zero inflation and constant geopolitical tension. While U.S. government bond yields have declined since the start of 2014, yields have become much lower and even negative in several countries across Europe. Since the start of the Semi-Annual Period, the 10-Year U.S. Treasury Note has gained 1.60% and U.S. long-bonds led the fixed income world in terms of performance. The NYSE 20+ Year Treasury Bond Index gained 6.84% over the course of the Semi-Annual Period, compared to a 2.06% gain seen in the Barclays U.S. Aggregate Bond Total Return Index. High Yield returns failed to impress, as investors who reached for yield through corporate credit only saw gains of 1.19%, as measured by the Barclays High Yield Total Return Index. Despite the conclusion of Quantitative Easing in October and the Federal Reserve’s removal of the word “patient” back in March, the most recent update from the Federal Reserve came with lowered forecasts for growth, unemployment and inflation.

The CBOE Volatility (VIX) Index seemed little changed over the course of the Semi-Annual Period, having gained only 3.71% from the start of November to the end of April. But on December 31, the VIX Index sat at 19.20, having fallen almost 19% in just six trading days from its Semi-Annual Period high of 23.57. As domestic market volatility resumed and the S&P 500 Index continued to trend higher, the VIX Index continued to make new lows. Looking past the spike beyond 25, the VIX Index closed the Semi-Annual Period only slightly higher than the average levels in 2013 and 2014. Analysts have attributed the return to low VIX levels to the lack of market-moving news between the first-quarter earnings season and the Federal Reserve’s meeting in June. Large scale events such as the move in crude oil and the removal of the Euro peg by the Swiss National Bank, in addition to looming interest rate activity by the Federal Reserve, has brought upon an interesting time in the markets; a time without a firm consensus.

Factors Affecting Performance of Non-Leveraged ETFs:

—	Benchmark Performance – The performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

—	Optimized Baskets – The Direxion S&P 500® Volatility Response Shares may hold a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, this ETF may hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

4	DIREXION SEMI-ANNUAL REPORT

—	Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF’s prospectus and may be larger than many traditional index funds’ fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs.

—	Volatility – In periods of high volatility, the Direxion S&P 500® Volatility Response Shares will rebalance its portfolio and decrease exposure to equity securities and increase the amount of the portfolio held in U.S. Treasury Bills. This decreased exposure to equity securities means this ETF would not be expected to gain the full benefit of a rising equity market if such a market occurred during a period of high volatility.

Non-Leveraged ETFs Performance Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Semi-Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals.

The Direxion All Cap Insider Sentiment Shares seeks to match, before fees and expenses, the return of the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient All-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly traded companies in the S&P 1500® Index. The Index reflects positive sentiment among those “insiders” closest to a company’s financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Semi-Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 6.49%, while the Direxion All Cap Insider Sentiment Shares returned 5.89%. The Direxion All Cap Insider Sentiment Shares’ largest sector weightings at the start of the Semi-Annual Period were Financials (44.20%), Consumer Non-Cyclical (13.68%) and Consumer Cyclical (10.59%). Half way through the Semi-Annual Period the fund’s highest weighted sector changed to Consumer Cyclical (26.02%) followed by Financials (20.62%) and Consumer Non-Cyclical (13.49%). It finished off the period with Financials at top weighting of (24.34%), followed closely by Consumer Non-Cyclical (21.47%) and Energy (20.56%).

The Direxion S&P 500® Volatility Response Shares seeks to match, before fees and expenses, the return of the S&P 500® Volatility Response Index. The S&P 500® Volatility Response Index is designed to respond to the volatility of the S&P 500® Index (the “Stock Component”). The S&P 500 Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to control the Index’s risk level by establishing a specific volatility level target that adjusts the Index’s components among an allocation to the stock component and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). Through the use of an exponential volatility equation, the Index adjusts based upon realized exponentially-weighted historical volatility of the S&P 500® Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. The Index is reviewed daily with a minimum rebalance period of one month. However, if at any time the target volatility level passes the methodology’s threshold parameters, the Index has the flexibility to readjust as necessary. For the Semi-Annual Period, the S&P 500® Volatility Response Index returned 2.37%, while the Direxion S&P 500® Volatility Response Shares returned 2.07%. The Fund began the Semi-Annual Period at 68.46% equities, going to 100% exposure on November 28, trying to capture the rising S&P 500 Index. It reached its all-time price high of 61.18 on December 5. It started reducing exposure on December 18 until its lowest exposure level of the period of 63.45% on January 9. The Direxion S&P 500 Volatility Response Shares again began increasing exposure, hitting 91.53% on February 27, on up to 96.82% on April 13th, to being fully 100% exposed on the last day of the Semi-Annual Period.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks to match, before fees and expenses, the return of the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The Index is reviewed and adjusted Semi-Annually in December, but replacements may be made any time throughout the year. The Index is rebalanced quarterly in March, June, September and December. For the Semi-Annual Period, the NASDAQ-100® Equal Weighted Index returned 8.16%, while the Direxion NASDAQ-100® Equal

IREXION SEMI-ANNUAL REPORT	5

Weighted Index Shares returned 7.70%. Outperformance as compared to the NASDAQ-100 can be attributed to the impressive performance of various small and mid-size companies such as Kraft Foods Group (+52.64%) and Electronic Arts (+41.79%), which have an equal weight in Direxion NASDAQ-100® Equal Weighted Index Shares, while having a lower weight in the NASDAQ 100 Index. Apple and Microsoft comprise around 22% of NASDAQ 100 Index, but only 2% of the Direxion NASDAQ-100® Equal Weighted Index Shares. This equally weighted method helps to emphasize more undervalued stocks, and reduces the reliance on technology stocks. The strongest returns for the Direxion NASDAQ-100® Equal Weighted Index Shares came in the month of January, when the Fund saw a gain of over 7%, outpacing NASDAQ 100 Index by over 0.45%.

Direxion Zacks MLP High Income Shares seeks investment results, before fees and expenses, which track the price and yield performance of the Zacks MLP Index. The Zacks MLP Index selects 25 Master Limited Partnerships (MLP) utilizing a methodology proprietary to Zacks. The objective of the Index is to select a group of MLPs with the potential to yield and outperform on a risk-adjusted basis the S&P 500 and other benchmark indices. The Index is only comprised of MLPs listed on at least one U.S. stock exchange with a minimum market capitalization of at least $300,000,000. Each MLP is ranked based on liquidity, short interest, dividend yield and other factors. The final index is comprised of the 25 highest-ranking securities. The constituents are equally weighted, to make up 4% of the portfolio each. The constituent selection process and rebalancing is repeated on a quarterly basis and the Index reconstitution occurs after the last business day of January, April, July and October. For the Semi-Annual Period, the Zacks MLP Index returned -12.36%, while the corresponding Direxion Zacks MLP High Income Shares returned -12.03%. The Semi-Annual Period was a rough period for master limited partnerships and the Energy sector. With crude oil prices down over 25% throughout the period (up from the January 2015 lows), MLP dividend distributions have been cut, and oil rig counts are down week after week. With the weakness in oil, investors have strayed from MLP’s and are looking for alternatives to the “yield-plus-growth” investment framework. The Direxion Zacks MLP High Income Shares spent the majority of the period invested heavily in Midstream names, followed by Downstream and lastly Upstream companies. The biggest movers against the Direxion Zacks MLP High Income Shares were Midstream companies: Summit Midstream (SMLP) and Crestwood Midstream (CMLP), both of which were also on the lower end of company size, as measured by market capitalization. As of period end, the Direxion Zacks MLP High Income Shares breakdown is as follows: Upstream companies, 16.07%; Midstream companies, 51.49% and Downstream companies, 32.44%.

The Direxion iBillionaire Index ETF seeks investment results, before fees and expenses, which track the iBillionaire Index. The iBillionaire Index is comprised of 30 large- and mid-cap U.S. equities in which a select pool of 5-10 investment billionaires has allocated the most assets, according to Form 13F filings. The pool of billionaires is selected from a group of U.S. billionaires based on net worth, source of wealth, portfolio size, portfolio concentration, portfolio turnover and investment performance. The 30 stocks are equally weighted at a fixed weight of 3.33% each and the Index is rebalanced quarterly. For the Semi-Annual Period, the iBillionaire Index returned 2.17%, while the corresponding Direxion iBillionaire Index ETF returned 1.82%. During the period, the Direxion iBillionaire Index ETF underwent two quarterly rebalances, but held core positions in companies such as Apple, Actavis, Dollar General and EBay. The Apple and Actavis positions were the big performers throughout the Semi-Annual Period, returning 16.84% and 16.53%, respectively. On the other side of the spectrum, Micron Technology, a name that was held for the entirety of the period, was down almost 15% due to low demand and currency pressure. As of April 30, the make-up of the Direxion iBillionaire Index ETF is top-heavy in consumer names, both cyclical and non-cyclical; these two industries make up roughly 46% of the ETF’s market exposure. The communications industry is the second highest industry, weighting at roughly 23.5%. Technology, Basic Materials, Industrials and Energy companies complete the set. Earnings growth was skittish in Q1 2015, as large-cap companies are especially sensitive to sustained currency moves, however looking forward, the Direxion iBillionaire Index ETF has held a few big name winners with the conviction of some of the biggest names in the hedge fund world.

The Direxion Value Line® Small- and Mid-Cap High Dividend ETF seeks investment results, before fees and expenses, which track the Value Line® Small- and Mid-Cap High Dividend Yield TR Index. The Index is composed of 50 small- and mid-cap securities selected using criteria based on Value Line’s Timeliness, Performance, and Safety Ranks, and the Financial Strength Rating. The Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies that pay above average dividends. The Index is reviewed weekly by Value Line and a stock will be replaced if its Timeliness or Safety Ranks or the Financial Strength Rating falls significantly. All companies in the Index are

6	DIREXION SEMI-ANNUAL REPORT

equally weighted and rebalanced annually. From its inception on March 11, 2015 through the end of the Semi-Annual Period, the Value Line® Small- and Mid-Cap High Dividend Yield TR Index returned 1.88%, while the Direxion Value Line® Small- and Mid-Cap High Dividend ETF returned 1.76%.

The Direxion Value Line® Mid- and Large-Cap High Dividend ETF seeks investment results, before fees and expenses that track the Value Line® Mid- and Large-Cap High Dividend Yield TR Index. The Index is composed of 50 mid- and large-cap securities selected using criteria based on Value Line’s Timeliness, Performance, and Safety Ranks, and the Financial Strength Rating. The Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies that pay above average dividends. The Index is reviewed weekly by Value Line and a stock will be replaced if its Timeliness or Safety Ranks or the Financial Strength Rating falls significantly. All companies in the Index are equally weighted and rebalanced annually. From its inception on March 11, 2015 through the end of the Semi-Annual Period, the Value Line® Mid- and Large-Cap High Dividend Yield TR Index returned 3.01%, while the Direxion Value Line® Mid- and Large-Cap High Dividend ETF returned 2.89%.

The Direxion Value Line® Conservative Equity ETF seeks investment results, before fees and expenses, which track the Value Line® Conservative Equity TR Index. The Index is composed of U.S. securities selected using criteria based on Value Line’s proprietary Safety Rank. The Safety rank measures the total risk of a stock and its defensive capability during an overall equity market downturn relative to the other stocks in the Value Line universe. The universe of Safety-Ranked stocks in the Value Line Investment Survey is approximately 1,700. The Index is reviewed weekly by Value Line and a stock will be replaced if its’ Safety Rank falls significantly. All companies in the Index are equally weighted and rebalanced annually. From its inception on March 11, 2015 through the end of the Semi-Annual Period, the Value Line® Conservative Equity TR Index returned 1.52%, while the Direxion Value Line® Conservative Equity ETF returned 1.42%.

Factors Affecting Performance of Bear ETFs:

—	Benchmark Performance – The daily performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described in the Market Commentary section.

—	Volatility and Compounding – The goal of the Bear ETFs is to provide the inverse of the daily returns of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide the inverse of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF’s daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF’s performance while trending, low volatility markets enhance an ETF’s performance.

—	Cost of Financing – In order to attain inverse exposure, a Bear ETF receives LIBOR minus a spread as applied to the borrowed portion of the ETF’s exposure. Because LIBOR is very low, a Bear ETF receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

—	Equity Dividends and Bond Interest – The Bear ETFs are negatively impacted by bond interest as they are obligated to pay interest, accrued on a daily basis.

—	Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF’s prospectus and may be larger than many traditional index funds’ fees which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF’s use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Bear ETFs Performance Review:

The next discussion relates to the performance of the Bear ETFs for the Semi-Annual Period. The Bear ETFs seek daily investment results, before fees and expenses, of -100% of the performance of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse of the benchmark.

DIREXION SEMI-ANNUAL REPORT	7

In seeking to achieve each Bear ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF’s objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs and intend to actively monitor and manage their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the Semi-Annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models and a description of how they work are available on the Direxion Shares website (www.direxioninvestments.com) under Tools/Tracking Center. The models do not take into account the size of a Bear ETF, the Bear ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Semi-Annual Period follows below.

The Direxion Daily Total Market Bear 1X Shares seeks to provide, before fees and expenses, -100% of the daily return of the MSCI U.S. Broad Market Index. The MSCI U.S. Broad Market Index represents the universe of companies in the U.S. equity market, including large, mid, small and micro cap companies. This index targets for inclusion 99.5% of the capitalization of the U.S. equity market. The MSCI U.S. Broad Market Index is the aggregation of the MSCI U.S. Investable Market 2500 which targets for inclusion 2,500 companies representing the investable universe of the U.S. Equity market, and the MSCI U.S. Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. Equity market capitalization. For the Semi-Annual Period, the MSCI U.S. Broad Market Index returned 4.83%. The Direxion Daily Total Market Bear 1X Shares returned -5.62%. The model indicated an expected return of -5.32% for the Direxion Daily Total Market Bear 1X Shares.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide, before fees and expenses, -100% of the daily return of the Barclays Capital U.S. Aggregate Bond Index. The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, and fixed-rate taxable bond market; including U.S. Treasuries, government-related securities, corporate securities, Mortgage Backed Securities, Asset Backed Securities, and Commercial Mortgage Backed Securities. For the Semi-Annual Period, the Barclays Capital U.S. Aggregate Bond Index returned 2.06%. The Direxion Daily Total Bond Market Bear 1X Shares returned -2.49%. The model indicated an expected return of -2.07% for the Direxion Daily Total Bond Market Bear 1X Shares.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide, before fees and expenses, -100% of the daily return of the NYSE 7-10 Year Treasury Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 3.35%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -4.33%. The model indicated an expected return of -3.44% for the Direxion Daily 7-10 Year Treasury Bear 1X Shares.

8	DIREXION SEMI-ANNUAL REPORT

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide, before fees and expenses, -100% of the daily return of the NYSE 20 Year Plus Treasury Index. The NYSE 20+ Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 20 plus year maturity range of the U.S. Treasury bond market. The Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 20+ Year Treasury Bond Index returned 6.84%. The Direxion Daily 20+Year Treasury Bear 1X Shares returned -8.13%. The model indicated an expected return of -7.34% for the Direxion Daily 20+ Year Treasury Bear 1X Shares.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Eric Falkeis Principal Executive Officer	Patrick Rudnick Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1-866-476-7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified funds.

Short-term performance, in particular, is not a good indication of the ETF’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF’s prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Bear ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. Increased portfolio turnover may result in higher transaction costs and capital gains. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the ETF Manager as of April 30, 2015 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT	9

Expense Examples

April 30, 2015 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2014 to April 30, 2015).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period November 1, 2014 to April 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[2]
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.65%	$1,000.00	$1,058.90	$3.32
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion iBillionaire Index ETF
Based on actual fund return	0.65%	1,000.00	1,018.20	3.25
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	1,077.00	1.80
Based on hypothetical 5% return	0.35%	1,000.00	1,023.06	1.76
Direxion S&P 500® Volatility Response Shares
Based on actual fund return	0.45%	1,000.00	1,020.70	2.25
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Value Line® Conservative Equity ETF[3]
Based on actual fund return	0.58%	1,000.00	1,014.20	0.82
Based on hypothetical 5% return	0.58%	1,000.00	1,021.92	0.82
Direxion Value Line® Mid- and Large-Cap High Dividend ETF[3]
Based on actual fund return	0.58%	1,000.00	1,028.90	0.82
Based on hypothetical 5% return	0.58%	1,000.00	1,021.92	0.82

10	DIREXION SEMI-ANNUAL REPORT

Expense Examples

April 30, 2015 (Unaudited)

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[2]
Direxion Value Line® Small- and Mid-Cap High Dividend ETF[3]
Based on actual fund return	0.58%	$1,000.00	$1,017.60	$0.82
Based on hypothetical 5% return	0.58%	1,000.00	1,021.92	0.82
Direxion Zacks MLP High Income Shares
Based on actual fund return	0.65%	1,000.00	879.70	3.03
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	956.70	3.15
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	918.70	3.09
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	975.10	3.18
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily Total Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	943.80	3.13
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2014 to April 30, 2015, then divided by 365.
[3]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value during the period from March 11, 2015 to April 30, 2015, multiplied by the number of days since commencement of operations to April 30, 2015, then divided by 365.

DIREXION SEMI-ANNUAL REPORT	11

Allocation of Portfolio Holdings

April 30, 2015 (Unaudited)

	Cash*		Common Stocks	Master Limited Partnerships	Swaps		Total
Direxion All Cap Insider Sentiment Shares	0	%**	100%	—	—		100%
Direxion iBillionaire Index ETF	0	%**	100%	—	—		100%
Direxion NASDAQ 100® Equal Weighted Index Shares	0	%**	100%	—	—		100%
Direxion S&P 500® Volatility Response Shares	0	%**	100%	—	—		100%
Direxion Value Line® Conservative Equity ETF	0	%**	100%	—	—		100%
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	0	%**	94%	6%	—		100%
Direxion Value Line® Small- and Mid-Cap High Dividend ETF	0	%**	100%	—	—		100%
Direxion Zacks MLP High Income Shares	1%		—	99%	—		100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	105%		—	—	(5)%		100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	100%		—	—	0	%**	100%
Direxion Daily Total Bond Market Bear 1X Shares	102%		—	—	(2)%		100%
Direxion Daily Total Market Bear 1X Shares	100%		—	—	0	%**	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

12	DIREXION SEMI-ANNUAL REPORT

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Air Transportation - 2.3%
32,343	Delta Air Lines, Inc.	$1,443,792
14,817	JetBlue Airways Corp. (a)	304,193

		1,747,985

Ambulatory Health Care Services - 2.4%
17,780	Omnicare, Inc.	1,564,284
3,611	Quest Diagnostics, Inc.	257,898

		1,822,182

Apparel Manufacturing - 0.7%
3,360	Cintas Corp.	268,632
4,556	Columbia Sportswear Co.	285,661

		554,293

Broadcasting (except Internet) - 2.2%
30,220	Ryman Hospitality Properties, Inc.	1,741,881

Building Material and Garden Equipment and Supplies Dealers - 1.9%
6,684	Fastenal Co.	284,872
11,052	Home Depot, Inc.	1,182,343

		1,467,215

Chemical Manufacturing - 7.5%
13,533	Gilead Sciences, Inc. (a)	1,360,202
2,668	Mead Johnson Nutrition Co.	255,915
7,325	Medivation, Inc. (a)	884,420
1,733	Regeneron Pharmaceuticals, Inc. (a)	792,778
30,105	The Dow Chemical Co.	1,535,355
4,357	Valeant Pharmaceuticals International, Inc. (a)	945,164

		5,773,834

Clothing and Clothing Accessories Stores - 0.3%
8,084	Hanesbrands, Inc.	251,251

Computer and Electronic Product Manufacturing - 5.6%
14,113	Apple, Inc.	1,766,242
2,184	Avago Technologies Ltd.	255,266
13,644	Bruker Corp. (a)	258,690
6,312	GoPro, Inc. (a)	316,105
42,699	Jabil Circuit, Inc.	961,581
3,593	Qorvo, Inc. (a)	236,815
4,057	QUALCOMM, Inc.	275,876
4,839	Texas Instruments, Inc.	262,322

		4,332,897

Construction of Buildings - 1.2%
15,897	Lennar Corp. Class A	728,083
12,127	PulteGroup, Inc.	234,051

		962,134

Credit Intermediation and Related Activities - 5.6%
20,802	American Express Co.	1,611,115
50,775	BB&T Corp.	1,944,175
24,857	Huntington Bancshares, Inc.	269,947
15,928	Umpqua Holdings Corp.	270,935
7,379	United Bankshares, Inc.	277,303

		4,373,475

Shares		Fair Value
Data Processing, Hosting and Related Services - 1.5%
9,906	DST Systems, Inc.	$1,139,982

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
3,138	Spectrum Brands Holdings, Inc.	286,907

Food Manufacturing - 1.5%
23,779	Mondelez International, Inc.	912,400
7,065	Tyson Foods, Inc. Class A	279,068

		1,191,468

Food Services and Drinking Places - 0.3%
417	Chipotle Mexican Grill, Inc. (a)	259,099

Furniture and Related Product Manufacturing - 1.0%
17,331	Fortune Brands Home & Security, Inc.	772,963

General Merchandise Stores - 0.3%
1,803	Costco Wholesale Corp.	257,919

Health Care Equipment & Services - 1.2%
23,501	Envision Healthcare Holdings, Inc. (a)	892,098

Insurance Carriers and Related Activities - 4.6%
6,619	Loews Corp.	275,615
25,196	Marsh & McLennan Companies, Inc.	1,415,007
75,793	MGIC Investment Corp. (a)	789,763
18,135	Old Republic International Corp.	277,284
2,543	Travelers Companies, Inc.	257,123
2,335	UnitedHealth Group, Inc.	260,119
6,536	Validus Holdings Ltd.	273,401

		3,548,312

Merchant Wholesalers, Durable Goods - 1.2%
34,739	LKQ Corp. (a)	940,385

Merchant Wholesalers, Nondurable Goods - 2.5%
16,979	AmerisourceBergen Corp.	1,940,700

Mining (except Oil and Gas) - 0.4%
3,254	Vulcan Materials Co.	278,282

Miscellaneous Manufacturing - 1.6%
1,944	Becton, Dickinson & Co.	273,851
55,111	Boston Scientific Corp. (a)	982,078

		1,255,929

Motion Picture and Sound Recording Industries - 0.3%
7,770	AMC Entertainment Holdings, Inc.	233,566

Nonstore Retailers - 0.4%
729	Amazon.com, Inc. (a)	307,478

Nursing and Residential Care Facilities - 0.3%
3,871	Acadia Healthcare Company, Inc. (a)	265,163

Other Information Services - 1.0%
10,245	Facebook, Inc. (a)	806,999

Petroleum and Coal Products Manufacturing - 10.3%
15,811	Marathon Petroleum Corp.	1,558,490
27,699	Owens Corning	1,070,843
52,797	PBF Energy, Inc.	1,498,379
19,912	Tesoro Corp.	1,709,047
32,760	Valero Energy Corp.	1,864,044
5,913	Western Refining, Inc.	260,468

		7,961,271

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Pipeline Transportation - 6.8%
39,896	DCP Midstream Partners LP	$1,627,757
15,377	EQT Midstream Partners LP	1,356,252
29,473	NuStar Energy LP	1,979,996
5,526	Tallgrass Energy Partners LP	271,879

		5,235,884

Primary Metal Manufacturing - 0.4%
13,729	Steel Dynamics, Inc.	303,823

Professional, Scientific, and Technical Services - 3.9%
10,241	Amgen, Inc.	1,617,156
3,495	Charles River Laboratories International, Inc. (a)	241,714
15,295	Cognizant Technology Solutions Corp. Class A (a)	895,369
38,666	Groupon, Inc. (a)	267,569

		3,021,808

Publishing Industries (except Internet) - 4.3%
17,487	Catamaran Corp. (a)	1,037,853
10,116	McGraw-Hill Financial, Inc.	1,055,099
20,746	SS&C Technologies Holdings, Inc.	1,248,287

		3,341,239

Real Estate - 8.3%
26,133	Annaly Capital Management, Inc.	263,159
61,106	Brixmor Property Group, Inc.	1,432,936
9,208	Corporate Office Properties Trust	242,999
10,063	Equity One, Inc.	247,852
14,477	Piedmont Office Realty Trust, Inc. Class A	253,058
5,994	Public Storage	1,126,333
13,175	Sovran Self Storage, Inc.	1,150,704
164,886	Two Harbors Investment Corp.	1,731,303

		6,448,344

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.3%
18,607	Allegion Public Ltd. Co.	1,137,818
33,866	Charles Schwab Corp.	1,032,913
50,130	E*TRADE Financial Corp. (a)	1,443,243
5,539	Waddell & Reed Financial, Inc. Class A	273,183
13,268	WisdomTree Investments, Inc.	252,623

		4,139,780

Support Activities for Mining - 2.9%
107,539	Frank’s International N.V.	2,236,811

Telecommunications - 1.4%
14,696	Level 3 Communications, Inc. (a)	822,094
5,540	Verizon Communications, Inc.	279,438

		1,101,532

Transportation Equipment Manufacturing - 2.7%
12,300	BE Aerospace, Inc.	735,417
2,402	Lear Corp.	266,694
18,243	Triumph Group, Inc.	1,080,715

		2,082,826

Utilities - 5.4%
3,781	Dominion Resources, Inc.	271,022
3,297	DTE Energy Co.	262,540

Shares		Fair Value
Utilities (continued)
16,798	Edison International	$1,023,670
4,298	IDACORP, Inc.	259,298
36,373	Kinder Morgan, Inc.	1,562,220
12,396	MDU Resources Group, Inc.	276,307
2,604	NextEra Energy, Inc.	262,822
6,117	Vectren Corp.	264,071

		4,181,950

	TOTAL COMMON STOCKS (Cost $77,455,347)	$77,459,665

SHORT TERM INVESTMENTS - 0.0% (*)
Money Market Funds - 0.0% (*)
4,917	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$4,917

	TOTAL SHORT TERM INVESTMENTS (Cost $4,917)	$4,917

	TOTAL INVESTMENTS - 99.9% (Cost $77,460,264)	$77,464,582
	Other Assets in Excess of Liabilities - 0.1%	44,070

	TOTAL NET ASSETS - 100.0%	$77,508,652

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(*)	Less than 0.05%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Direxion iBillionaire Index ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Air Transportation - 3.5%
26,984	Delta Air Lines Inc.	$1,204,566

Apparel Manufacturing - 3.4%
11,389	PVH Corp.	1,177,053

Chemical Manufacturing - 17.2%
4,303	Actavis, Inc. (a)	1,217,147
7,940	Air Products and Chemicals, Inc.	1,138,834
7,842	Amgen, Inc.	1,238,330
9,807	Monsanto Co.	1,117,606
24,723	The Dow Chemical Co.	1,260,873

		5,972,790

Computer and Electronic Product Manufacturing - 9.8%
9,491	Apple, Inc.	1,187,798
43,315	EMC Corp.	1,165,607
37,971	Micron Technology, Inc. (a)	1,068,124

		3,421,529

Electrical Equipment, Appliance, and Component Manufacturing - 2.9%
5,747	Whirlpool Corp.	1,009,173

Furniture and Related Product Manufacturing - 3.5%
45,818	Masco Corp.	1,213,719

General Merchandise Stores - 3.6%
17,370	Dollar General Corp.	1,262,973

Hospitals - 3.8%
17,704	HCA Holdings, Inc. (a)	1,310,273

Mining (except Oil and Gas) - 3.4%
36,562	CONSOL Energy, Inc.	1,187,534

Miscellaneous Manufacturing - 3.4%
9,544	Thermo Fisher Scientific, Inc.	1,199,490

Motion Picture and Sound Recording Industries - 3.5%
14,616	Time Warner, Inc.	1,233,737

Nonstore Retailers - 3.6%
21,467	eBay Inc. (a)	1,250,667

Oil and Gas Extraction - 2.7%
58,869	Chesapeake Energy Corp.	928,364

Other Information Services - 14.1%
15,924	Facebook, Inc. (a)	1,254,334
2,252	Google, Inc. Class A (a)	1,235,830
2,270	Google, Inc. Class C (a)	1,219,878
27,983	Yahoo, Inc. (a)	1,191,096

		4,901,138

Plastics and Rubber Products Manufacturing - 3.6%
44,598	Goodyear Tire & Rubber Co.	1,265,022

Professional, Scientific, and Technical Services - 7.5%
13,924	MasterCard, Inc.	1,256,084
1,088	The Priceline Group Inc. (a)	1,346,737

		2,602,821

Publishing Industries (except Internet) - 3.5%
35,243	Twenty-First Century Fox, Inc.	1,201,081

Shares		Fair Value
Textile Product Mills - 3.5%
7,116	Mohawk Industries, Inc. (a)	$1,234,626

Transportation Equipment Manufacturing - 3.3%
32,845	General Motors Co.	1,151,546

	TOTAL COMMON STOCKS (Cost $34,391,370)	$34,728,102

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
83,878	Short Term Investments Trust Treasury Portfolio, 0.01% (b)	$83,878

	TOTAL SHORT TERM INVESTMENTS (Cost $83,878)	$83,878

	TOTAL INVESTMENTS (Cost $34,475,248) - 100.0%	$34,811,980
	Liabilities in Excess of Other Assets - 0.0% (†)	(4,997)

	TOTAL NET ASSETS - 100.0%	$34,806,983

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
9,538	Marriott International, Inc. Class A	$763,517

Administrative and Support Services - 4.0%
11,000	Akamai Technologies, Inc. (a)	811,580
15,529	Paychex, Inc.	751,448
680	priceline.com, Inc. (a)	841,711
9,282	TripAdvisor, Inc. (a)	747,108

		3,151,847

Air Transportation - 0.9%
14,375	American Airlines Group, Inc.	694,097

Amusement, Gambling, and Recreation Industries - 0.9%
6,168	Wynn Resorts Ltd.	685,080

Beverage and Tobacco Product Manufacturing - 1.0%
5,829	Monster Beverage Corp. (a)	799,214

Broadcasting (except Internet) - 7.1%
4,241	Charter Communications, Inc. Class A (a)	793,321
6,776	Comcast Corp New	390,230
6,742	Comcast Corp. Class A	389,418
9,293	DIRECTV Class A (a)	842,922
12,351	Discovery Communications, Inc. Class A (a)	399,678
12,773	Discovery Communications, Inc. Class C (a)	386,128
9,592	Liberty Interactive Corp. (a)	399,795
13,530	Liberty Interactive Corp. Class A (a)	389,123
201,404	Sirius Xm Hldgs, Inc. (a)	795,546
11,490	Viacom, Inc. Class B	797,980

		5,584,141

Building Material and Garden Equipment and Supplies Dealers - 1.0%
18,950	Fastenal Co.	807,649

Chemical Manufacturing - 5.8%
4,270	Alexion Pharmaceuticals, Inc. (a)	722,612
6,238	Celgene Corp. (a)	674,078
7,836	Gilead Sciences, Inc. (a)	787,596
12,711	Mylan N V (a)	918,497
1,640	Regeneron Pharmaceuticals, Inc. (a)	750,235
6,120	Vertex Pharmaceuticals, Inc. (a)	754,474

		4,607,492

Clothing and Clothing Accessories Stores - 0.9%
7,460	Ross Stores, Inc.	737,645

Computer and Electronic Product Manufacturing - 21.4%
34,226	Activision Blizzard, Inc.	780,866
21,693	Altera Corp.	904,164
13,126	Analog Devices, Inc.	811,712
6,366	Apple, Inc.	796,705
33,235	Applied Materials, Inc.	657,721
6,014	Avago Technologies Ltd.	702,916
17,427	Broadcom Corp. Class A	770,360
28,184	Cisco Systems, Inc.	812,545
16,197	Garmin Ltd.	731,942

Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
4,089	Illumina, Inc. (a)	$753,398
25,601	Intel Corp.	833,313
16,516	Linear Technology Corp.	761,883
27,949	Micron Technology, Inc. (a)	786,205
21,479	NetApp, Inc.	778,614
34,153	NVIDIA Corp.	758,026
7,420	NXP Semiconductor NV (a)	713,210
11,444	QUALCOMM, Inc.	778,192
9,206	SanDisk Corp.	616,250
14,185	Seagate Technology PLC	832,943
13,522	Texas Instruments, Inc.	733,028
7,981	Western Digital Corp.	780,063
18,963	Xilinx, Inc.	822,236

		16,916,292

Data Processing, Hosting and Related Services - 3.0%
9,133	Automatic Data Processing, Inc.	772,104
12,566	Citrix Systems, Inc. (a)	843,932
9,983	Fiserv, Inc. (a)	774,681

		2,390,717

Food and Beverage Stores - 0.9%
14,853	Whole Foods Market, Inc.	709,379

Food Manufacturing - 3.5%
6,520	Keurig Green Mountain, Inc.	758,732
12,941	Kraft Foods Group, Inc.	1,096,750
23,074	Mondelez International, Inc.	885,349

		2,740,831

Food Services and Drinking Places - 1.0%
16,451	Starbucks Corp.	815,641

Furniture and Home Furnishings Stores - 1.0%
10,706	Bed Bath & Beyond, Inc. (a)	754,345

General Merchandise Stores - 2.9%
5,254	Costco Wholesale Corp.	751,585
9,565	Dollar Tree, Inc. (a)	730,861
9,013	Tractor Supply Co.	775,659

		2,258,105

Health and Personal Care Stores - 2.0%
9,388	Express Scripts Holding Co. (a)	811,123
9,086	Walgreens Boots Alliance Inc.	753,502

		1,564,625

Insurance Carriers and Related Activities - 1.1%
11,211	Verisk Analytics, Inc. Class A (a)	841,273

Machinery Manufacturing - 1.9%
12,615	KLA-Tencor Corp.	741,762
10,117	Lam Research Corp.	764,643

		1,506,405

Merchant Wholesalers, Durable Goods - 2.0%
5,605	Henry Schein, Inc. (a)	768,445
3,732	O’Reilly Automotive, Inc. (a)	812,942

		1,581,387

Merchant Wholesalers, Nondurable Goods - 1.0%
5,800	Sigma-Aldrich Corp.	805,736

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Miscellaneous Manufacturing - 2.2%
1,575	Intuitive Surgical, Inc. (a)	$781,168
33,400	Mattel, Inc.	940,544

		1,721,712

Miscellaneous Store Retailers - 1.0%
49,330	Staples, Inc.	805,066

Motion Picture and Sound Recording Industries - 1.3%
1,871	Netflix, Inc. (a)	1,041,211

Nonstore Retailers - 2.1%
2,118	Amazon.com, Inc. (a)	893,330
13,837	eBay, Inc. (a)	806,144

		1,699,474

Other Information Services - 4.8%
3,769	Baidu, Inc. ADR (a)	754,855
9,566	Facebook, Inc. (a)	753,514
709	Google, Inc. Class A (a)	389,078
717	Google, Inc. Class C (a)	385,210
7,800	Liberty Global Plc (a)	393,510
7,527	Liberty Global PLC Class A (a)	392,458
17,799	Yahoo!, Inc. (a)	757,615

		3,826,240

Professional, Scientific, and Technical Services - 3.7%
4,713	Amgen, Inc.	744,230
1,685	Biogen Idec, Inc. (a)	630,072
10,872	Cerner Corp. (a)	780,718
12,513	Cognizant Technology Solutions Corp. Class A (a)	732,511

		2,887,531

Publishing Industries (except Internet) - 10.4%
10,361	Adobe Systems, Inc. (a)	788,058
13,145	Autodesk, Inc. (a)	747,030
24,365	CA, Inc.	774,076
16,273	Catamaran Corp. (a)	965,803
9,417	Check Point Software Technologies Ltd. (a)	786,131
13,994	Electronic Arts, Inc. (a)	812,911
7,982	Intuit, Inc.	800,834
18,695	Microsoft Corp.	909,325
32,878	Symantec Corp.	819,484
11,651	Twenty First Century Fox - B	388,561
11,353	Twenty First Century Fox - A	386,910

		8,179,123

Support Activities for Transportation - 1.8%
10,630	C.H. Robinson Worldwide, Inc.	684,466
16,270	Expeditors International of Washington, Inc.	745,654

		1,430,120

Telecommunications - 5.0%
10,919	Dish Network Corp. (a)	738,779
10,024	Liberty Media Corp - A	380,411
9,997	Liberty Media Corp - C	383,685
6,540	SBA Communications Corp. (a)	757,463
150,110	VimpelCom Ltd. ADR ADR	851,124
23,605	Vodafone Group Plc New ADR	830,896

		3,942,358

Shares		Fair Value
Transportation Equipment Manufacturing - 2.2%
12,602	PACCAR, Inc.	$823,541
4,046	Tesla Motors, Inc. (a)	914,598

		1,738,139

Waste Management and Remediation Services - 1.0%
5,734	Stericycle, Inc. (a)	765,088

	TOTAL COMMON STOCKS (Cost $74,941,933)	$78,751,480

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
776	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$776

	TOTAL SHORT TERM INVESTMENTS (Cost $776)	$776

	TOTAL INVESTMENTS - 99.8% (Cost $74,942,709)	$78,752,256
	Other Assets in Excess of Liabilities - 0.2%	167,960

	TOTAL NET ASSETS - 100.0%	$78,920,216

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

(††)	Less than 0.005%.

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.3%
1,339	Host Hotels & Resorts, Inc.	$26,967
366	Marriott International, Inc. Class A	29,298
303	Starwood Hotels & Resorts Worldwide, Inc.	26,043
214	Wyndham Worldwide Corp.	18,276

		100,584

Administrative and Support Services - 1.1%
317	Akamai Technologies, Inc. (a)	23,388
768	Baker Hughes, Inc.	52,577
63	Dun & Bradstreet Corp.	8,043
212	Equifax, Inc.	20,549
330	Iron Mountain, Inc.	11,382
315	Moody’s Corp.	33,869
578	Paychex, Inc.	27,969
92	priceline.com, Inc. (a)	113,879
238	Robert Half International, Inc.	13,197
302	The ADT Corp.	11,355
197	TripAdvisor, Inc. (a)	15,857
754	Waste Management, Inc.	37,346

		369,411

Air Transportation - 0.5%
1,267	American Airlines Group, Inc.	61,177
1,457	Delta Air Lines, Inc.	65,041
1,195	Southwest Airlines Co.	48,469

		174,687

Ambulatory Health Care Services - 0.2%
305	DaVita, Inc. (a)	24,735
177	Laboratory Corp. of America Holdings (a)	21,162
256	Quest Diagnostics, Inc.	18,284

		64,181

Amusement, Gambling, and Recreation Industries - 1.0%
2,763	The Walt Disney Co.	300,393
142	Wynn Resorts Ltd.	15,772

		316,165

Apparel Manufacturing - 0.4%
172	Cintas Corp.	13,752
355	Michael Kors Holdings Ltd. (a)	21,960
146	PVH Corp.	15,089
295	Under Armour, Inc. Class A (a)	22,877
605	V F Corp.	43,820

		117,498

Beverage and Tobacco Product Manufacturing - 3.6%
3,479	Altria Group, Inc.	174,124
276	Brown Forman Corp. Class B	24,904
6,944	Coca-Cola Co.	281,649
384	Coca-Cola Enterprises, Inc.	17,054
297	Constellation Brands, Inc. Class A (a)	34,434
340	Dr Pepper Snapple Group, Inc.	25,357
636	Lorillard, Inc.	44,431
283	Molson Coors Brewing Co. Class B	20,803
258	Monster Beverage Corp. (a)	35,374

Shares		Fair Value
Beverage and Tobacco Product Manufacturing (continued)
2,620	Pepsico, Inc.	$249,214
2,733	Philip Morris International, Inc.	228,124
544	Reynolds American, Inc.	39,875

		1,175,343

Broadcasting (except Internet) - 1.7%
387	Cablevision Systems Corp. Class A	7,732
808	CBS Corp. Class B	50,201
4,490	Comcast Corp. Class A	259,342
889	DIRECTV Class A (a)	80,637
263	Discovery Communications, Inc. Class A (a)	8,511
478	Discovery Communications, Inc. Class C (a)	14,450
172	Scripps Networks Interactive, Inc. Class A	12,016
496	Time Warner Cable, Inc.	77,138
645	Viacom, Inc. Class B	44,795

		554,822

Building Material and Garden Equipment and Supplies Dealers - 1.2%
482	Fastenal Co.	20,543
2,329	Home Depot, Inc.	249,156
1,720	Lowe’s Companies, Inc.	118,439

		388,138

Chemical Manufacturing - 11.1%
2,666	Abbott Laboratories	123,756
2,816	AbbVie, Inc.	182,083
690	Actavis PLC (a)	195,173
340	Air Products & Chemicals, Inc.	48,766
358	Alexion Pharmaceuticals, Inc. (a)	60,584
2,936	Bristol-Myers Squibb Co.	187,111
1,415	Celgene Corp. (a)	152,905
86	CF Industries Holdings, Inc.	24,722
232	Clorox Co.	24,615
1,506	Colgate-Palmolive Co.	101,324
1,600	E.I. du Pont de Nemours and Co.	117,120
263	Eastman Chemical Co.	20,046
476	Ecolab, Inc.	53,302
1,727	Eli Lilly & Co.	124,120
315	Endo Health Solutions, Inc. (a)	26,480
235	FMC Corp.	13,938
2,632	Gilead Sciences, Inc. (a)	264,542
303	Hospira, Inc. (a)	26,449
142	International Flavors & Fragrances, Inc.	16,295
4,913	Johnson & Johnson	487,370
701	LyondellBasell Industries N.V. Class A	72,568
206	Mallinckrodt PLC (a)	23,315
358	Mead Johnson Nutrition Co.	34,339
5,015	Merck & Co., Inc.	298,693
853	Monsanto Co.	97,208
549	Mosaic Co.	24,156
719	Mylan NV (a)	51,955
249	Perrigo Company PLC	45,637
10,830	Pfizer, Inc.	367,462

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Chemical Manufacturing (continued)
239	PPG Industries, Inc.	$52,953
511	Praxair, Inc.	62,306
131	Regeneron Pharmaceuticals, Inc. (a)	59,927
1,923	The Dow Chemical Co.	98,073
427	Vertex Pharmaceuticals, Inc. (a)	52,641
885	Zoetis, Inc.	39,312

		3,631,246

Clothing and Clothing Accessories Stores - 0.7%
468	Gap, Inc.	18,552
709	Hanesbrands, Inc.	22,036
434	L Brands, Inc.	38,782
249	Nordstrom, Inc.	18,814
365	Ross Stores, Inc.	36,091
198	Tiffany & Co.	17,321
1,206	TJX Companies, Inc.	77,835
176	Urban Outfitters, Inc. (a)	7,047

		236,478

Computer and Electronic Product Manufacturing -10.4%
593	Agilent Technologies, Inc.	24,532
532	Altera Corp.	22,174
548	Amphenol Corp. Class A	30,343
551	Analog Devices, Inc.	34,074
10,292	Apple, Inc.	1,288,044
2,171	Applied Materials, Inc.	42,964
454	Avago Technologies Ltd.	53,064
963	Broadcom Corp. Class A	42,569
9,020	Cisco Systems, Inc.	260,047
1,085	Danaher Corp.	88,840
3,513	EMC Corp.	94,535
133	First Solar, Inc. (a)	7,936
248	FLIR System, Inc.	7,661
78	Fossil Group, Inc. (a)	6,550
215	Garmin Ltd.	9,716
121	Harman International Industries, Inc.	15,776
185	Harris Corp.	14,844
3,211	Hewlett-Packard Co.	105,867
8,369	Intel Corp.	272,411
641	Juniper Networks, Inc.	16,942
146	L-3 Communications Holdings, Inc.	16,777
423	Linear Technology Corp.	19,513
356	Microchip Technology, Inc.	16,965
1,904	Micron Technology, Inc. (a)	53,559
337	Motorola Solutions, Inc.	20,136
551	NetApp, Inc.	19,974
351	Northrop Grumman Corp.	54,068
912	NVIDIA Corp.	20,242
199	PerkinElmer, Inc.	10,201
2,915	QUALCOMM, Inc.	198,220
543	Raytheon Co.	56,472
239	Rockwell Automation, Inc.	28,345
177	Roper Industries, Inc.	29,766
377	SanDisk Corp.	25,236
581	Seagate Technology PLC	34,116
337	Skyworks Solutions, Inc.	31,088
497	St. Jude Medical, Inc.	34,815
256	Teradata Corp. (a)	11,261

Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
1,851	Texas Instruments, Inc.	$100,343
702	Thermo Fisher Scientific, Inc.	88,227
743	Tyco Intl Plc	29,259
176	Varian Medical Systems, Inc. (a)	15,638
384	Western Digital Corp.	37,532
462	Xilinx, Inc.	20,032

		3,410,674

Construction of Buildings - 0.1%
587	D.R. Horton, Inc.	14,910
316	Lennar Corp. Class A	14,473
585	PulteGroup, Inc.	11,290

		40,673

Couriers and Messengers - 0.6%
465	FedEx Corp.	78,850
1,228	United Parcel Service, Inc. Class B	123,451

		202,301

Credit Intermediation and Related Activities - 8.2%
1,548	American Express Co.	119,893
323	Ameriprise Financial, Inc.	40,465
18,588	Bank Of America Corp.	296,107
1,969	Bank Of New York Mellon Corp.	83,367
1,274	BB&T Corp.	48,781
974	Capital One Financial Corp.	78,748
5,360	Citigroup, Inc.	285,795
316	Comerica, Inc.	14,982
790	Discover Financial Services	45,796
504	Fidelity National Information Services, Inc.	31,495
1,439	Fifth Third Bancorp	28,780
486	H & R Block, Inc.	14,697
850	Hudson City Bancorp, Inc.	7,905
1,432	Huntington Bancshares, Inc.	15,552
6,588	JPMorgan Chase & Co.	416,757
1,512	KeyCorp	21,848
235	M&T Bank Corp.	28,122
388	Northern Trust Corp.	28,382
544	People’s United Financial, Inc.	8,220
920	PNC Financial Services Group, Inc.	84,392
2,373	Regions Financial Corp.	23,327
728	State Street Corp.	56,143
928	SunTrust Banks, Inc.	38,512
3,147	U.S. Bancorp	134,912
3,428	Visa, Inc. Class A	226,419
8,285	Wells Fargo & Co.	456,504
921	Western Union Co.	18,678
358	Zions Bancorporation	10,144

		2,664,723

Data Processing, Hosting and Related Services - 0.5%
840	Automatic Data Processing, Inc.	71,014
283	Citrix Systems, Inc. (a)	19,006
422	Fiserv, Inc. (a)	32,747
324	Red Hat, Inc. (a)	24,384
291	Total System Services, Inc.	11,512

		158,663

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
426	AMETEK Inc New	$22,331
2,246	Corning, Inc.	47,009
288	Dover Corp.	21,808
1,210	Emerson Electric Co.	71,184
717	TE Connectivity Ltd.	47,716
138	Whirlpool Corp.	24,233

		234,281

Electronics and Appliance Stores - 0.1%
515	Best Buy Co., Inc.	17,845
192	GameStop Corp. Class A	7,399

		25,244

Fabricated Metal Product Manufacturing - 0.3%
243	Ball Corp.	17,839
252	Parker Hannifin Corp.	30,079
323	Pentair PLC	20,074
102	Snap-on, Inc.	15,254
278	Stanley Black & Decker, Inc.	27,439

		110,685

Food and Beverage Stores - 0.3%
869	Kroger Co.	59,883
638	Whole Foods Market, Inc.	30,471

		90,354

Food Manufacturing - 1.5%
1,121	Archer-Daniels Midland Co.	54,794
315	Campbell Soup Co.	14,084
752	ConAgra Foods, Inc.	27,185
1,067	General Mills, Inc.	59,048
237	Hormel Foods Corp.	12,881
447	Kellogg Co.	28,308
215	Keurig Green Mountain, Inc.	25,020
1,039	Kraft Foods Group, Inc.	88,055
227	McCormick & Co, Inc.	17,093
2,915	Mondelez International, Inc.	111,849
261	The Hershey Co.	23,991
172	The J.M. Smucker Co.	19,938
516	Tyson Foods, Inc. Class A	20,382

		502,628

Food Services and Drinking Places - 1.3%
55	Chipotle Mexican Grill, Inc. (a)	34,174
219	Darden Restaurants, Inc.	13,966
1,699	McDonald’s Corp.	164,038
2,650	Starbucks Corp.	131,387
766	Yum! Brands, Inc.	65,845

		409,410

Forestry and Logging - 0.0%(†)
311	Plum Creek Timber Co., Inc.	13,124

Furniture and Home Furnishings Stores - 0.1%
328	Bed Bath & Beyond, Inc. (a)	23,111

Furniture and Related Product Manufacturing - 0.2%
1,161	Johnson Controls, Inc.	58,491
245	Leggett & Platt, Inc.	10,405

		68,896

Shares		Fair Value
General Merchandise Stores - 1.8%
778	Costco Wholesale Corp.	$111,293
537	Dollar General Corp.	39,045
363	Dollar Tree, Inc. (a)	27,737
170	Family Dollar Stores, Inc.	13,284
357	Kohl’s Corp.	25,579
603	Macy’s, Inc.	38,972
1,126	Target Corp.	88,763
240	Tractor Supply Co.	20,654
2,791	Wal-Mart Stores, Inc.	217,837

		583,164

Health and Personal Care Stores - 1.6%
1,988	CVS Caremark Corp.	197,388
1,285	Express Scripts Holding Co. (a)	111,024
412	McKesson Corp.	92,041
1,541	Walgreens Boots Alliance Inc.	127,795

		528,248

Hospitals - 0.2%
521	HCA Holdings, Inc. (a)	38,559
174	Tenet Healthcare Corp. (a)	8,328
161	Universal Health Services, Inc. Class B	18,829

		65,716

Insurance Carriers and Related Activities - 5.4%
578	ACE Ltd.	61,840
622	Aetna, Inc.	66,473
775	Aflac, Inc.	48,856
736	Allstate Corp.	51,270
2,425	American International Group, Inc.	136,503
472	Anthem, Inc.	71,239
495	Aon PLC	47,634
122	Assurant, Inc.	7,498
3,222	Berkshire Hathaway, Inc. Class B (a)	454,979
408	Chubb Corp.	40,127
457	CIGNA Corp.	56,960
260	Cincinnati Financial Corp.	13,166
878	Genworth Financial, Inc. Class A (a)	7,718
744	Hartford Financial Services Group, Inc.	30,333
264	Humana, Inc.	43,718
453	Lincoln National Corp.	25,590
527	Loews Corp.	21,944
951	Marsh & McLennan Companies, Inc.	53,408
1,975	MetLife, Inc.	101,298
483	Principal Financial Group, Inc.	24,691
947	Progressive Corp.	25,247
803	Prudential Financial, Inc.	65,525
225	Torchmark Corp.	12,625
567	Travelers Companies, Inc.	57,329
1,685	UnitedHealth Group, Inc.	187,709
444	Unum Group	15,167
534	XL Group PLC	19,801

		1,748,648

Leather and Allied Product Manufacturing - 0.4%
1,237	NIKE, Inc. Class B	122,265

Machinery Manufacturing - 3.2%
343	Cameron International Corp. (a)	18,803

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Machinery Manufacturing (continued)
1,071	Caterpillar, Inc.	$93,049
297	Cummins, Inc.	41,063
600	Deere & Co.	54,312
237	Flowserve Corp.	13,872
409	FMC Technologies, Inc. (a)	18,037
17,785	General Electric Co.	481,618
465	Ingersoll-Rand PLC	30,616
172	Joy Global, Inc.	7,334
288	KLA-Tencor Corp.	16,934
281	Lam Research Corp.	21,238
724	National Oilwell Varco, Inc.	39,393
189	Pall Corp.	18,393
357	Pitney Bowes, Inc.	7,986
1,460	United Technologies Corp.	166,075
322	Xylem, Inc.	11,920

		1,040,643

Management of Companies and Enterprises - 0.1%
1,142	AES Corp.	15,132
212	AGL Resources, Inc.	10,657

		25,789

Merchant Wholesalers, Durable Goods - 0.5%
513	Delphi Automotive PLC	42,579
149	Henry Schein, Inc. (a)	20,428
180	O’Reilly Automotive, Inc. (a)	39,209
152	Patterson Companies, Inc	7,137
106	W.W. Grainger, Inc.	26,334
1,848	Xerox Corp.	21,252

		156,939

Merchant Wholesalers, Nondurable Goods - 1.7%
120	Airgas, Inc.	12,154
368	AmerisourceBergen Corp.	42,062
583	Cardinal Health, Inc.	49,170
4,772	Procter & Gamble Co.	379,422
107	Ralph Lauren Corp.	14,275
211	Sigma-Aldrich Corp.	29,312
1,047	Sysco Corp.	38,770

		565,165

Mining (except Oil and Gas) - 0.4%
407	CONSOL Energy, Inc.	13,219
1,838	Freeport-McMoRan Copper & Gold, Inc.	42,770
109	Martin Marietta Materials, Inc.	15,549
881	Newmont Mining Corp.	23,338
234	Vulcan Materials Co.	20,012

		114,888

Miscellaneous Manufacturing - 1.8%
1,122	3M Co.	175,470
959	Baxter International, Inc.	65,922
368	Becton, Dickinson & Co.	51,840
2,350	Boston Scientific Corp. (a)	41,877
131	C.R. Bard, Inc.	21,822
487	Coach, Inc.	18,608
248	DENTSPLY International, Inc.	12,648
191	Edwards Lifesciences Corp. (a)	24,190
394	Estee Lauder Companies, Inc. Class A	32,028

Shares		Fair Value
Miscellaneous Manufacturing (continued)
197	Hasbro, Inc.	$13,946
65	Intuitive Surgical, Inc. (a)	32,239
597	Mattel, Inc.	16,811
528	Stryker Corp.	48,703
299	Zimmer Holdings, Inc.	32,842

		588,946

Miscellaneous Store Retailers - 0.1%
1,132	Staples, Inc.	18,474

Motion Picture and Sound Recording Industries - 0.6%
107	Netflix, Inc. (a)	59,546
1,467	Time Warner, Inc.	123,829

		183,375

Motor Vehicle and Parts Dealers - 0.2%
132	AutoNation, Inc. (a)	8,124
57	AutoZone, Inc. (a)	38,342
370	CarMax, Inc. (a)	25,201

		71,667

Nonmetallic Mineral Product Manufacturing - 0.1%
290	Owens-Illinois, Inc. (a)	6,934
142	The Sherwin Williams Co.	39,476

		46,410

Nonstore Retailers - 1.2%
673	Amazon.com, Inc. (a)	283,858
1,946	eBay, Inc. (a)	113,374

		397,232

Oil and Gas Extraction - 2.1%
895	Anadarko Petroleum Corp.	84,220
666	Apache Corp.	45,554
730	Cabot Oil & Gas Corp.	24,689
913	Chesapeake Energy Corp.	14,398
155	Cimarex Energy Co.	19,282
683	Devon Energy Corp.	46,587
970	EOG Resources, Inc.	95,982
190	Helmerich & Payne, Inc.	14,814
429	Hess Corp.	32,990
285	Newfield Exploration Co. (a)	11,183
684	Noble Energy, Inc.	34,693
1,362	Occidental Petroleum Corp.	109,096
961	Phillips 66	76,217
263	Pioneer Natural Resources Co.	45,441
286	QEP Resources, Inc.	6,435
294	Range Resources Corp.	18,687
680	Southwestern Energy Co. (a)	19,060

		699,328

Other Information Services - 2.8%
3,710	Facebook, Inc. (a)	292,237
505	Google, Inc. Class A (a)	277,129
507	Google, Inc. Class C (a)	272,618
186	VeriSign, Inc. (a)	11,813
1,538	Yahoo!, Inc. (a)	65,465

		919,262

Paper Manufacturing - 0.4%
746	International Paper Co.	40,075

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Paper Manufacturing (continued)
645	Kimberly-Clark Corp.	$70,750
296	MeadWestvaco Corp.	14,445
372	Sealed Air Corp.	16,963

		142,233

Petroleum and Coal Products Manufacturing - 3.6%
3,323	Chevron Corp.	369,052
7,413	Exxon Mobil Corp.	647,674
1,193	Marathon Oil Corp.	37,102
483	Marathon Petroleum Corp.	47,609
295	Murphy Oil Corp.	14,045
220	Tesoro Corp.	18,883
910	Valero Energy Corp.	51,779

		1,186,144

Pipeline Transportation - 0.2%
1,190	Williams Companies, Inc.	60,916

Plastics and Rubber Products Manufacturing - 0.3%
477	Goodyear Tire & Rubber Co.	13,530
617	Illinois Tool Works, Inc.	57,739
479	Newell Rubbermaid, Inc.	18,264

		89,533

Primary Metal Manufacturing - 0.4%
2,160	Alcoa, Inc.	28,988
192	Allegheny Technologies, Inc.	6,526
563	Nucor Corp.	27,508
251	Precision Castparts Corp.	51,879

		114,901

Printing and Related Support Activities - 0.0% (†)
160	Avery Dennison Corp.	8,894

Professional, Scientific, and Technical Services - 3.9%
1,110	Accenture PLC Class A	102,842
111	Alliance Data Systems Corp. (a)	33,001
1,340	Amgen, Inc.	211,599
415	Biogen Idec, Inc. (a)	155,181
539	Cerner Corp. (a)	38,706
1,077	Cognizant Technology Solutions Corp. Class A (a)	63,048
250	Computer Sciences Corp.	16,113
128	F5 Networks, Inc. (a)	15,619
260	Fluor Corp.	15,636
1,625	International Business Machines Corp.	278,346
728	Interpublic Group of Companies, Inc.	15,172
227	Jacobs Engineering Group, Inc. (a)	9,729
1,725	MasterCard, Inc. Class A	155,612
557	Nielsen Holdings N.V.	25,032
436	Omnicom Group, Inc.	33,031
1,070	Salesforce.com, Inc. (a)	77,917
148	Waters Corp. (a)	18,528

		1,265,112

Publishing Industries (except Internet) - 4.1%
841	Adobe Systems, Inc. (a)	63,967
399	Autodesk, Inc. (a)	22,675
563	CA, Inc.	17,887
549	Electronic Arts, Inc. (a)	31,891

Shares		Fair Value
Publishing Industries (except Internet) (continued)
400	Gannett Co., Inc.	$13,728
488	Intuit, Inc.	48,961
483	McGraw-Hill Financial, Inc.	50,377
14,496	Microsoft Corp.	705,085
882	News Corp. Class A (a)	13,918
5,664	Oracle Corp.	247,064
1,206	Symantec Corp.	30,060
3,230	Twenty-First Century Fox, Inc.	110,078

		1,355,691

Rail Transportation - 0.9%
1,750	CSX Corp.	63,157
195	Kansas City Southern	19,986
543	Norfolk Southern Corp.	54,762
1,557	Union Pacific Corp.	165,400

		303,305

Real Estate - 2.2%
747	American Tower Corp.	70,614
277	Apartment Investment & Management Co. Class A	10,451
234	AvalonBay Communities, Inc.	38,455
270	Boston Properties, Inc.	35,724
494	CBRE Group, Inc. Class A (a)	18,940
644	Equity Residential	47,566
116	Essex Property Trust, Inc.	25,746
1,110	General Growth Properties, Inc.	30,414
814	HCP, Inc.	32,796
617	Health Care REIT, Inc.	44,436
729	Kimco Realty Corp.	17,569
249	Macerich Co.	20,358
905	Prologis, Inc.	36,381
256	Public Storage	48,105
397	Realty Income Corp.	18,647
549	Simon Property Group, Inc.	99,638
174	SL Green Realty Corp.	21,291
584	Ventas, Inc.	40,238
309	Vornado Realty Trust	31,978
929	Weyerhaeuser Co.	29,273

		718,620

Rental and Leasing Services - 0.1%
93	Ryder System, Inc.	8,868
170	United Rentals, Inc. (a)	16,419

		25,287

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
96	Affiliated Managers Group (a)	21,708
170	Allegion Public Ltd. Co.	10,396
225	BlackRock, Inc.	81,886
2,039	Charles Schwab Corp.	62,189
561	CME Group, Inc.	51,001
511	E*TRADE Financial Corp. (a)	14,712
692	Franklin Resources, Inc.	35,680
716	Goldman Sachs Group, Inc.	140,637
198	IntercontinentalExchange, Inc.	44,457
759	Invesco Ltd. (b)	31,438
175	Legg Mason, Inc.	9,214
2,518	Medtronic, PLC	187,465

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
2,724	Morgan Stanley	$101,632
209	NASDAQ OMX Group, Inc.	10,164
710	Navient Corp.	13,873
461	T. Rowe Price Group, Inc.	37,424

		853,876

Specialty Trade Contractors - 0.0% (†)
375	Quanta Services, Inc. (a)	10,841

Support Activities for Mining - 1.4%
2,177	ConocoPhillips	147,862
119	Diamond Offshore Drilling, Inc.	3,983
415	Ensco PLC Class A	11,321
1,502	Halliburton Co.	73,523
427	Noble Corp. PLC	7,391
2,254	Schlumberger Ltd. (b)	213,251
603	Transocean Ltd.	11,349

		468,680

Support Activities for Transportation - 0.1%
258	C.H. Robinson Worldwide, Inc.	16,613
174	Expedia, Inc.	16,396
338	Expeditors International of Washington, Inc.	15,490

		48,499

Telecommunications - 2.6%
9,171	AT&T, Inc.	317,683
1,001	CenturyLink, Inc.	35,996
590	Crown Castle International Corp.	49,283
100	Equinix, Inc.	25,593
1,772	Frontier Communications Corp.	12,156
507	Level 3 Communications, Inc. (a)	28,362
7,343	Verizon Communications, Inc.	370,381

		839,454

Textile Product Mills - 0.1%
110	Mohawk Industries, Inc. (a)	19,085

Transportation Equipment Manufacturing - 2.6%
1,158	Boeing Co.	165,988
399	BorgWarner, Inc.	23,621
839	Eaton Corp PLC	57,665
6,990	Ford Motor Co.	110,442
557	General Dynamics Corp.	76,487
2,390	General Motors Co.	83,793
375	Harley-Davidson, Inc.	21,079
1,383	Honeywell International, Inc.	139,572
475	Lockheed Martin Corp.	88,635
626	PACCAR, Inc.	40,909
235	Rockwell Collins, Inc.	22,873
489	Textron, Inc.	21,506

		852,570

Utilities - 3.6%
428	Ameren Corp.	17,522
865	American Electric Power Co., Inc.	49,193
760	CenterPoint Energy, Inc.	15,937
486	CMS Energy Corp.	16,490
518	Consolidated Edison, Inc.	31,883

Shares		Fair Value
Utilities (continued)
1,039	Dominion Resources, Inc.	$74,475
314	DTE Energy Co.	25,004
1,251	Duke Energy Corp.	97,040
576	Edison International	35,101
318	Entergy Corp.	24,543
268	EQT Corp.	24,104
560	Eversource Energy	27,306
1,519	Exelon Corp.	51,676
745	FirstEnergy Corp.	26,753
140	Integrys Energy Group, Inc.	10,234
3,011	Kinder Morgan, Inc.	129,322
784	NextEra Energy, Inc.	79,129
558	NiSource, Inc.	24,228
596	NRG Energy, Inc.	15,043
368	ONEOK, Inc.	17,701
447	Pepco Holdings, Inc.	11,613
842	PG&E Corp.	44,559
195	Pinnacle West Capital Corp.	11,934
1,178	PPL Corp.	40,087
894	Public Service Enterprise Group, Inc.	37,137
254	SCANA Corp.	13,457
409	Sempra Energy	43,424
1,607	Southern Co.	71,190
1,187	Spectra Energy Corp.	44,216
417	TECO Energy, Inc.	7,902
398	Wisconsin Energy Corp.	19,550
894	Xcel Energy, Inc.	30,316

		1,168,069

Waste Management and Remediation Services - 0.1%
443	Republic Services, Inc.	17,999
151	Stericycle, Inc. (a)	20,148

		38,147

Water Transportation - 0.2%
796	Carnival Corp.	35,000
291	Royal Caribbean Cruises Ltd.	19,806

		54,806

Wholesale Electronic Markets and Agents and Brokers - 0.1%
269	Genuine Parts Co.	24,170

Wood Product Manufacturing - 0.1%
557	Leucadia National Corp.	13,240
617	Masco Corp.	16,344

		29,584

	TOTAL COMMON STOCKS (Cost $28,971,182)	$32,637,896

	TOTAL INVESTMENTS - 99.9% (Cost $28,971,182)	$32,637,896
	Other Assets in Excess of Liabilities - 0.1%	45,371

	TOTAL NET ASSETS - 100.0%	$32,683,267

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Value Line® Conservative Equity ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.6%
Administrative and Support Services - 1.4%
1,464	Paychex, Inc.	$70,843
1,314	Waste Management, Inc.	65,082

		135,925

Ambulatory Health Care Services - 0.7%
609	Laboratory Corp. of America Holdings (a)	72,812

Amusement, Gambling, and Recreation Industries - 0.8%
733	The Walt Disney Co.	79,692

Beverage and Tobacco Product Manufacturing - 3.4%
624	Anheuser-Busch InBev NV ADR	74,905
772	Brown Forman Corp. Class B	69,658
1,586	Coca-Cola Co.	64,328
617	Diageo PLC ADR	68,499
724	Pepsico, Inc.	68,867

		346,257

Building Material and Garden Equipment and Supplies Dealers - 0.7%
667	Home Depot, Inc.	71,356

Chemical Manufacturing - 14.8%
1,517	Abbott Laboratories	70,419
479	Air Products & Chemicals, Inc.	68,703
752	Bio-Techne Corp.	72,162
1,152	Bristol-Myers Squibb Co.	73,417
868	Church & Dwight Co., Inc.	70,456
993	Colgate-Palmolive Co.	66,809
950	E.I. du Pont de Nemours and Co.	69,540
681	Ecolab, Inc.	76,258
966	Eli Lilly & Co.	69,426
1,616	GlaxoSmithKline PLC ADR	74,578
459	IDEXX Laboratories, Inc. (a)	57,545
686	International Flavors & Fragrances, Inc.	78,719
652	Johnson & Johnson	64,678
1,117	Merck & Co., Inc.	66,529
735	Novartis AG ADR	74,823
1,607	Novo-Nordisk A/S ADR	90,426
2,144	Pfizer, Inc.	72,746
302	PPG Industries, Inc.	66,911
548	Praxair, Inc.	66,818
1,493	Sanofi ADR	75,471
1,226	Teva Pharmaceutical Industries Ltd. ADR	74,075

		1,500,509

Clothing and Clothing Accessories Stores - 0.7%
1,007	TJX Companies, Inc.	64,992

Computer and Electronic Product Manufacturing - 6.1%
634	Apple, Inc.	79,345
1,909	Intel Corp.	62,138
1,044	Motorola Solutions, Inc.	62,379
467	Northrop Grumman Corp.	71,937
924	QUALCOMM, Inc.	62,832
634	Raytheon Co.	65,936
449	Roper Technologies, Inc.	75,508

Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
1,301	Texas Instruments, Inc.	$70,527
794	Varian Medical Systems, Inc. (a)	70,547

		621,149

Couriers and Messengers - 0.6%
627	United Parcel Service, Inc. Class B	63,032

Credit Intermediation and Related Activities - 2.1%
1,626	Commerce Bancshares, Inc.	69,446
1,023	Cullen/Frost Bankers, Inc.	74,618
1,046	Visa, Inc. Class A	69,088

		213,152

Data Processing, Hosting and Related Services - 0.7%
816	Automatic Data Processing, Inc.	68,985

Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
1,115	Emerson Electric Co.	65,595

Food and Beverage Stores - 0.6%
1,463	Weis Markets, Inc.	64,884

Food Manufacturing - 6.5%
1,920	ConAgra Foods, Inc.	69,408
1,295	General Mills, Inc.	71,665
1,338	Hormel Foods Corp.	72,720
1,045	Kellogg Co.	66,180
1,048	Kraft Foods Group, Inc.	88,818
743	Lancaster Colony Corp.	66,618
931	McCormick & Co, Inc.	70,104
687	The J.M. Smucker Co.	79,637
2,373	Tootsie Roll Industries, Inc.	73,516

		658,666

Food Services and Drinking Places - 1.5%
729	McDonald’s Corp.	70,385
1,700	Starbucks Corp.	84,286

		154,671

Furniture and Home Furnishings Stores - 0.6%
893	Bed Bath & Beyond, Inc. (a)	62,921

General Merchandise Stores - 2.7%
475	Costco Wholesale Corp.	67,949
981	Dollar Tree, Inc. (a)	74,958
870	Target Corp.	68,582
780	Wal-Mart Stores, Inc.	60,879

		272,368

Health and Personal Care Stores - 1.4%
715	CVS Health Corp.	70,993
323	McKesson Corp.	72,158

		143,151

Insurance Carriers and Related Activities - 9.6%
604	ACE Ltd.	64,622
150	Alleghany Corp. (a)	71,028
981	Allstate Corp.	68,337
725	Aon PLC	69,767
1,156	Arch Capital Group Ltd. (a)	70,146
1,445	Arthur J. Gallagher & Co.	69,114

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Direxion Value Line® Conservative Equity ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
459	Berkshire Hathaway, Inc. Class B (a)	$64,815
670	Chubb Corp.	65,895
399	Everest Re Group Ltd.	71,385
102	Markel Corp. (a)	75,545
1,284	Torchmark Corp.	72,045
652	Travelers Companies, Inc.	65,924
681	UnitedHealth Group, Inc.	75,863
1,392	W.R. Berkley Corp.	68,194

		972,680

Leather and Allied Product Manufacturing - 0.7%
725	NIKE, Inc. Class B	71,659

Machinery Manufacturing - 1.4%
786	Deere & Co.	71,149
604	United Technologies Corp.	68,705

		139,854

Management of Companies and Enterprises - 0.6%
1,268	AGL Resources, Inc.	63,742

Merchant Wholesalers, Durable Goods - 0.7%
274	W.W. Grainger, Inc.	68,070

Merchant Wholesalers, Nondurable Goods - 4.8%
606	Airgas, Inc.	61,376
747	AmerisourceBergen Corp.	85,382
850	Cardinal Health, Inc.	71,689
752	Procter & Gamble Co.	59,792
491	Sigma-Aldrich Corp.	68,210
1,716	Sysco Corp.	63,543
1,726	Unilever PLC ADR	75,633

		485,625

Miscellaneous Manufacturing - 3.9%
425	3M Co.	66,466
947	Baxter International, Inc.	65,097
480	Becton, Dickinson & Co.	67,617
407	C.R. Bard, Inc.	67,798
729	Stryker Corp.	67,243
582	Zimmer Holdings, Inc.	63,927

		398,148

Nonmetallic Mineral Product Manufacturing - 0.7%
258	The Sherwin Williams Co.	71,724

Oil and Gas Extraction - 2.1%
875	Occidental Petroleum Corp.	70,088
2,730	Questar Corp.	63,991
1,413	Total SA ADR	76,443

		210,522

Other Information Services - 0.7%
135	Google, Inc. Class C (a)	72,742

Paper Manufacturing - 1.3%
1,519	Bemis Co., Inc.	68,355
592	Kimberly-Clark Corp.	64,937

		133,292

Petroleum and Coal Products Manufacturing - 2.0%
623	Chevron Corp.	69,190
750	Exxon Mobil Corp.	65,528

Shares		Fair Value
Petroleum and Coal Products Manufacturing (continued)
1,042	Royal Dutch Shell PLC Class B ADR	$67,303

		202,021

Pipeline Transportation - 2.0%
2,263	New Jersey Resources Corp.	69,044
1,468	TransCanada Corp.	68,145
1,255	WGL Holdings, Inc.	69,037

		206,226

Plastics and Rubber Products Manufacturing - 0.7%
740	Illinois Tool Works, Inc.	69,249

Primary Metal Manufacturing - 0.6%
292	Precision Castparts Corp.	60,353

Professional, Scientific, and Technical Services - 3.7%
777	Accenture PLC Class A	71,989
1,405	Amdocs Ltd	77,373
440	Amgen, Inc.	69,481
1,321	Cognizant Technology Solutions Corp. Class A (a)	77,331
432	International Business Machines Corp.	73,997

		370,171

Publishing Industries (except Internet) - 2.9%
765	Intuit, Inc.	76,753
1,475	Microsoft Corp.	71,744
1,561	Oracle Corp.	68,091
1,598	Synopsys, Inc. (a)	74,914

		291,502

Rail Transportation - 0.6%
600	Union Pacific Corp.	63,738

Real Estate - 0.7%
352	Public Storage	66,144

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
946	Medtronic PLC	70,430

Support Activities for Mining - 0.7%
1,070	ConocoPhillips	72,674

Telecommunications - 1.4%
2,005	AT&T, Inc.	69,453
1,432	Verizon Communications, Inc.	72,230

		141,683

Transportation Equipment Manufacturing - 3.5%
528	Boeing Co.	75,684
496	General Dynamics Corp.	68,111
687	Honeywell International, Inc.	69,332
357	Lockheed Martin Corp.	66,616
804	Rockwell Collins, Inc.	78,253

		357,996

Utilities - 7.0%
1,235	Atmos Energy Corp.	66,690
1,232	Cleco Corp.	66,959
1,019	Consolidated Edison, Inc.	62,720
2,880	MDU Resources Group, Inc.	64,195

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Value Line® Conservative Equity ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
Utilities (continued)
1,510	MGE Energy, Inc.	$62,635
1,389	Northwest Natural Gas Co.	64,866
1,940	OGE Energy Corp.	63,399
985	Pinnacle West Capital Corp.	60,282
1,646	Public Service Enterprise Group, Inc.	68,375
1,278	Wisconsin Energy Corp.	62,775
2,057	Xcel Energy, Inc.	69,753

		712,649

Wholesale Electronic Markets and Agents and Brokers - 0.6%
664	Genuine Parts Co.	59,660

	TOTAL COMMON STOCKS (Cost $9,983,278)	$10,092,671

	TOTAL INVESTMENTS - 99.6% (Cost $9,983,278)	$10,092,671
	Other Assets in Excess of Liabilities - 0.4%	35,557

	TOTAL NET ASSETS - 100.0%	$10,128,228

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Direxion Value Line® Mid- and Large-Cap High Dividend ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 93.7%
Accomodation - 1.7%
1,573	Wynn Resorts Ltd.	$174,713

Beverage and Tobacco Product Manufacturing - 1.9%
3,993	Altria Group, Inc.	199,850

Chemical Manufacturing - 9.5%
1,400	Air Products and Chemicals, Inc.	200,802
2,647	LyondellBasell Industries NV Class A	274,017
4,531	The Dow Chemical Co.	231,081
3,414	Westlake Chemical Corp.	266,224

		972,124

Computer and Electronic Product Manufacturing - 11.7%
7,282	Cisco Systems, Inc.	209,940
1,046	Lockheed Martin Corp.	195,184
1,854	Raytheon Co.	192,816
3,084	Seagate Technology PLC	181,092
3,804	Texas Instruments, Inc.	206,215
4,897	Xilinx, Inc.	212,334

		1,197,581

Credit Intermediation and Related Activities - 4.0%
16,624	Fulton Financial Corp.	202,148
3,782	Wells Fargo & Co.	208,388

		410,536

Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
3,059	Eaton Corp. PLC	210,245

Food Manufacturing - 1.9%
2,412	Ingredion, Inc.	191,513

Food Services and Drinking Places - 1.8%
1,367	Cracker Barrel Old Country Store, Inc.	181,100

General Merchandise Stores - 4.0%
1,348	Costco Wholesale Corp.	192,831
1,668	Dillard’s, Inc. Class A	219,492

		412,323

Insurance Carriers and Related Activities - 2.0%
4,001	Principal Financial Group, Inc.	204,531

Machinery Manufacturing - 3.6%
2,278	Caterpillar, Inc.	197,913
3,191	National Oilwell Varco, Inc.	173,622

		371,535

Miscellaneous Store Retailers - 2.0%
5,375	KAR Auction Services, Inc.	200,004

Paper Manufacturing - 8.0%
3,813	Avery Dennison Corp.	211,965
5,240	Domtar Corp.	226,473
3,811	International Paper Co.	204,727
2,563	Packaging Corp of America	177,334

		820,499

Shares		Fair Value
Petroleum and Coal Products Manufacturing - 4.1%
5,419	HollyFrontier Corp.	$210,149
2,618	Phillips 66	207,634

		417,783

Plastics and Rubber Products Manufacturing - 4.0%
1,241	3M Co.	194,080
3,283	Tupperware Brands Corp.	219,501

		413,581

Professional, Scientific, and Technical Services - 1.9%
2,603	Omnicom Group, Inc.	197,203

Publishing Industries (except Internet) - 2.3%
4,949	Microsoft Corp.	240,719

Real Estate - 7.1%
5,335	Corrections Corporation of America	196,275
8,375	Host Hotels & Resorts, Inc.	168,672
4,841	The Geo Group, Inc.	188,799
5,461	Weyerhaeuser Co.	172,076

		725,822

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
575	BlackRock, Inc.	209,265

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.2%
5,847	GameStop Corp. Class A	225,343

Telecommunications - 4.0%
5,863	AT&T Inc.	203,095
4,187	Verizon Communications, Inc.	211,192

		414,287

Transportation Equipment Manufacturing - 4.2%
8,184	General Electric Co.	221,623
3,494	Thor Industries, Inc.	210,234

		431,857

Utilities - 7.7%
3,008	IDACORP, Inc.	181,473
8,392	NRG Energy, Inc.	211,814
6,358	OGE Energy Corp.	207,779
3,739	Wisconsin Energy Corp.	183,660

		784,726

	TOTAL COMMON STOCKS (Cost $9,506,475)	$9,607,140

MASTER LIMITED PARTNERSHIPS - 6.1%
Nonstore Retailers - 2.0%
4,295	AmeriGas Partners, LP	$209,295

Pipeline Transportation - 2.1%
3,968	Spectra Energy Partners, LP	214,986

Support Activities for Transportation - 2.0%
2,483	Magellan Midstream Partners, LP	207,331

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Direxion Value Line® Mid- and Large-Cap High Dividend ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Fair Value
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $613,715)	$631,612

TOTAL INVESTMENTS - 99.8% (Cost $10,120,190)	$10,238,752
Other Assets in Excess of Liabilities - 0.2%	16,682

TOTAL NET ASSETS - 100.0%	$10,255,434

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Direxion Value Line® Small- and Mid-Cap High Dividend ETF

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Beverage and Tobacco Product Manufacturing - 2.0%
9,214	Vector Group Ltd.	$204,090

Building Material and Garden Equipment and Supplies Dealers - 2.0%
2,784	MSC Industrial Direct Co., Inc.	197,831

Chemical Manufacturing - 6.7%
19,483	CVR Partners LP	283,672
3,308	Innophos Holdings, Inc.	174,795
3,231	Tupperware Brands Corp.	216,025

		674,492

Clothing and Clothing Accessories Stores - 3.9%
4,045	The Buckle, Inc.	181,216
5,305	The Cato Corp.	208,699

		389,915

Computer and Electronic Product Manufacturing - 1.8%
4,952	Tessera Technologies, Inc.	178,817

Credit Intermediation and Related Activities - 12.1%
13,941	BBCN Bancorp, Inc.	197,823
7,442	Columbia Banking System, Inc.	221,027
16,359	Fulton Financial Corp.	198,925
18,691	National Penn Bancshares, Inc.	194,386
12,169	Umpqua Holdings Corp.	206,995
5,553	United Bankshares, Inc.	208,682

		1,227,838

Electronics and Appliance Stores - 2.2%
5,754	GameStop Corp. Class A	221,759

Food Manufacturing - 2.0%
6,668	B&G Foods, Inc.	202,707

Food Services and Drinking Places - 1.7%
1,338	Cracker Barrel Old Country Store, Inc.	177,258

Gasoline Stations - 2.1%
4,272	Amerigas Partners LP	208,175

Insurance Carriers and Related Activities - 12.0%
4,953	Allied World Assurance Co. Holdings AG	203,767
3,562	FBL Financial Group, Inc.	207,558
5,928	Horace Mann Educators Corp.	201,374
15,168	Maiden Holdings Ltd.	220,391
4,360	ProAssurance Corp.	195,982
3,156	Safety Insurance Group, Inc.	183,521

		1,212,593

Machinery Manufacturing - 2.1%
4,872	Lexmark International, Inc. Class A	216,268

Management of Companies and Enterprises - 4.0%
4,455	City Holding Co.	204,796
7,552	First Interstate BancSystem, Inc.	204,357

		409,153

Merchant Wholesalers, Nondurable Goods - 1.9%
6,162	CrossAmerica Partners LP	193,487

Mining (except Oil and Gas) - 1.6%
4,657	Alliance Resource Partners LP	160,527

Shares		Fair Value
Nonstore Retailers - 2.0%
8,374	Ferrellgas Partners LP	$205,079

Oil and Gas Extraction - 2.3%
4,433	Rose Rock Midstream LP	229,762

Paper Manufacturing - 4.3%
5,157	Domtar Corp.	222,886
4,778	Schweitzer-Mauduit International, Inc.	211,235

		434,121

Petroleum and Coal Products Manufacturing - 4.1%
9,623	CVR Refining LP	207,279
8,353	Northern Tier Energy LP	211,832

		419,111

Pipeline Transportation - 4.0%
6,423	Holly Energy Partners, LP	211,638
2,773	TC Pipelines LP	188,786

		400,424

Printing and Related Support Activities - 2.1%
3,752	Avery Dennison Corp.	208,574

Professional, Scientific, and Technical Services - 1.8%
4,565	LPL Investment Holdings, Inc.	184,746

Publishing Industries (except Internet) - 2.0%
3,820	Meredith Corp.	198,793

Real Estate - 3.7%
5,251	Corrections Corporation of America	193,184
4,764	The GEO Group, Inc.	185,796

		378,980

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.1%
7,871	AllianceBernstein Holding LP	246,756
4,655	Cohen & Steers, Inc.	176,238
3,371	Westwood Holdings Group, Inc.	197,507

		620,501

Transportation Equipment Manufacturing - 4.0%
5,203	Sun Hydraulics Corp.	202,449
3,438	Thor Industries, Inc.	206,864

		409,313

Utilities - 5.3%
6,809	Great Plains Energy, Inc.	178,260
2,960	IDACORP, Inc.	178,577
4,261	Vectren Corp.	183,947

		540,784

	TOTAL COMMON STOCKS (Cost $10,065,547)	$10,105,098

	TOTAL INVESTMENTS - 99.8% (Cost $10,065,547)	$10,105,098
	Other Assets in Excess of Liabilities - 0.2%	20,232

	TOTAL NET ASSETS - 100.0%	$10,125,330

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Direxion Zacks MLP High Income Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

MASTER LIMITED PARTNERSHIPS - 99.4%
Management of Companies and Enterprises - 4.0%
229,748	Compass Group Diversified Holdings	$3,956,261

Merchant Wholesalers, Nondurable Goods - 16.5%
117,411	Cheniere Energy Partners LP	3,826,425
242,314	Crestwood Midstream Partners LP	3,845,523
124,022	Martin Midstream Partners LP	4,601,216
131,890	NGL Energy Partners LP	3,859,101

		16,132,265

Mining (except Oil and Gas) - 7.4%
93,536	Alliance Resource Partners LP	3,224,186
114,064	Hi-Crush Partners LP	4,026,459

		7,250,645

Nonstore Retailers - 11.9%
163,531	Ferrellgas Partners LP	4,004,874
96,647	Global Partners LP	3,879,411
84,225	Suburban Propane Partners LP	3,760,646

		11,644,931

Oil and Gas Extraction - 11.7%
74,140	Emerge Energy Services LP	3,114,621
63,158	Markwest Energy Partners LP	4,260,639
251,483	Vanguard Natural Resources LLC	4,149,470

		11,524,730

Petroleum and Coal Products Manufacturing - 4.2%
147,812	Calumet Specialty Products Partners LP	4,112,130

Pipeline Transportation - 31.2%
99,171	DCP Midstream Partners LP	4,046,177
104,430	Delek Logistics Partners LP	4,391,281
60,617	Energy Transfer Partners LP	3,502,450
113,821	Holly Energy Partners LP	3,750,402
99,596	NuStar GP Holdings LLC	3,889,224
90,030	ONEOK Partners LP	3,776,759
98,073	Summit Midstream Partners LP	3,476,688
82,617	Targa Resources Partners LP	3,754,116

		30,587,097

Support Activities for Mining - 8.4%
163,601	Exterran Partners LP	4,373,055
216,641	Memorial Production Partners LP	3,882,206

		8,255,261

Water Transportation - 4.1%
137,137	Golar LNG Partners LP	4,005,772

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $97,866,621)	$97,469,092

Shares		Fair Value

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
290,471	Short Term Investments Trust Treasury Portfolio, 0.01% (a)	$290,471

	TOTAL SHORT TERM INVESTMENTS (Cost $290,471)	$290,471

	TOTAL INVESTMENTS (Cost $98,157,092) - 99.7%	$97,759,563
	Other Assets in Excess of Liabilities - 0.3%	275,380

	TOTAL NET ASSETS - 100.0%	$98,034,943

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2015.

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%
252,632	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$252,632

	TOTAL SHORT TERM INVESTMENTS (Cost $252,632)	$252,632

	TOTAL INVESTMENTS (Cost $252,632) - 16.8% (b)	$252,632
	Other Assets in Excess of Liabilities - 83.2%	1,250,644

	TOTAL NET ASSETS - 100.0%	$1,503,276

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,632.

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,880	$706,146	(1.670)%	9/17/2015	$(58,841)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	7,100	749,102	(0.570)%	5/16/2016	(22,991)

			$1,455,248			$(81,832)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
3,110,121	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,110,121

	TOTAL SHORT TERM INVESTMENTS (Cost $3,110,121)	$3,110,121

	TOTAL INVESTMENTS (Cost $3,110,121) - 21.2% (b)	$3,110,121
	Other Assets in Excess of Liabilities - 78.8%	11,583,180

	TOTAL NET ASSETS - 100.0%	$14,693,301

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $3,110,121.

Direxion Daily 20+ Year Treasury Bear 1X Shares

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	65,115	$8,306,172	(0.570)%	8/26/2015	$76,057
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	51,545	6,489,434	(0.520)%	9/17/2015	(54,774)

			$14,795,606			$21,283

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
290,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$290,000
450,432	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,432

	TOTAL SHORT TERM INVESTMENTS (Cost $740,432)	$740,432

	TOTAL INVESTMENTS (Cost $740,432) - 22.5% (b)	$740,432
	Other Assets in Excess of Liabilities - 77.5% (c)	2,548,880

	TOTAL NET ASSETS - 100.0%	$3,289,312

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $740,432.

(c)	Includes $296,000 cash segregated as collateral for swap contracts.

Direxion Daily Total Bond Market Bear 1X Shares

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	10,574	$1,146,696	(0.469)%	8/26/2015	$(55,531)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	3,937	423,930	(0.120)%	9/14/2015	(13,246)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	288	31,412	(0.120)%	12/14/2015	(556)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	866	94,586	(0.120)%	3/14/2016	(1,507)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	10,749	1,185,941	(0.170)%	4/5/2016	(8,241)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	276	29,996	(0.120)%	4/18/2016	(627)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	450	49,725	(0.120)%	5/16/2016	(177)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	91	10,077	(0.120)%	7/18/2016	(15)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,293	144,076	(0.120)%	8/15/2016	689
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,148	126,591	(0.120)%	9/19/2016	(702)

			$3,243,030			$(79,913)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
120,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$120,000
300,366	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	300,366

	TOTAL SHORT TERM INVESTMENTS (Cost $420,366)	$420,366

	TOTAL INVESTMENTS (Cost $420,366) - 22.0% (b)	$420,366
	Other Assets in Excess of Liabilities - 78.0%	1,493,925

	TOTAL NET ASSETS - 100.0%	$1,914,291

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,366.

Direxion Daily Total Market Bear 1X Shares

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	6,408	$694,981	0.180%	3/18/2016	$524
Credit Suisse International	Vanguard Total Stock Market ETF	11,332	1,229,711	(0.320)%	4/28/2016	5,659

			$1,924,692			$6,183

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
Assets:
Investments, at fair value (Note 2)	$77,464,582	$34,811,980	$78,752,256
Cash and cash equivalents	28,003	—	164,932
Receivable for Fund shares sold	915	—	1,583
Dividend and interest receivable	65,329	16,412	31,426
Prepaid expenses and other assets	17,956	7,902	22,068

Total Assets	77,576,785	34,836,294	78,972,265

Liabilities:
Due to investment adviser, net	20,987	3,911	11,768
Accrued expenses and other liabilities	47,146	25,400	40,281

Total Liabilities	68,133	29,311	52,049

Net Assets	$77,508,652	$34,806,983	$78,920,216

Net Assets Consist Of:
Capital stock	$75,333,284	$34,165,218	$74,029,823
Undistributed net investment income	38,691	22,936	38,968
Undistributed net realized gain	2,132,359	282,097	1,041,878
Net unrealized appreciation (depreciation) on:
Investment securities	4,318	336,732	3,809,547

Net Assets	$77,508,652	$34,806,983	$78,920,216

Calculation of Net Asset Value Per Share:
Net assets	$77,508,652	$34,806,983	$78,920,216
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,007	1,350,000	1,200,001
Net assets value, redemption price and offering price per share	$70.46	$25.78	$65.77

Cost of Investments	$77,460,264	$34,475,248	$74,942,709

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion S&P 500® Volatility Response Shares	Direxion Value Line® Conservative Equity ETF	Direxion Value Line® Mid- and Large-Cap High Dividend ETF
Assets:
Investments, at fair value (Note 2)	$32,637,896	$10,092,671	$10,238,752
Cash and cash equivalents	1,054,562	30,390	22,805
Due from investment adviser, net	—	2,581	2,562
Dividend and interest receivable	27,569	12,213	15,671
Foreign tax reclaims	—	278	—
Prepaid expenses and other assets	46,552	9,011	9,011

Total Assets	33,766,579	10,147,144	10,288,801

Liabilities:
Distribution payable	—	9,088	23,540
Payable for investments purchased	1,011,592	—	—
Due to investment adviser, net	9,433	—	—
Accrued expenses and other liabilities	62,287	9,828	9,827

Total Liabilities	1,083,312	18,916	33,367

Net Assets	$32,683,267	$10,128,228	$10,255,434

Net Assets Consist Of:
Capital stock	$30,020,574	$10,000,000	$10,000,000
Undistributed net investment income	67,600	1,408	3,622
Undistributed (Accumulated) net realized gain (loss)	(1,071,621)	17,427	133,250
Net unrealized appreciation (depreciation) on:
Investment securities	3,666,714	109,393	118,562

Net Assets	$32,683,267	$10,128,228	$10,255,434

Calculation of Net Asset Value Per Share:
Net assets	$32,683,267	$10,128,228	$10,255,434
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	550,001	400,000	400,000
Net assets value, redemption price and offering price per share	$59.42	$25.32	$25.64

Cost of Investments	$28,971,182	$9,983,278	$10,120,190

The accompanying notes are an integral part of these financial statements.

36	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Value Line® Small- and Mid-Cap High Dividend ETF	Direxion Zacks MLP High Income Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$10,105,098	$97,759,563	$252,632
Cash and cash equivalents	42,464	—	1,354,902
Due from investment adviser, net	2,571	—	1,381
Dividend and interest receivable	6,302	18	56
Due from brokers for swaps	—	—	1,162
Return of capital receivable	—	350,660	—
Prepaid expenses and other assets	9,010	5,809	3,580

Total Assets	10,165,445	98,116,050	1,613,713

Liabilities:
Distribution payable	30,288	—	—
Unrealized depreciation on swaps	—	—	81,832
Due to investment adviser, net	—	22,050	—
Accrued expenses and other liabilities	9,827	59,057	28,605

Total Liabilities	40,115	81,107	110,437

Net Assets	$10,125,330	$98,034,943	$1,503,276

Net Assets Consist Of:
Capital stock	$10,000,000	$103,303,850	$2,327,924
Undistributed (Accumulated) net investment income (loss), net of income taxes	(7,445)	611,479	(13,622)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	93,224	(5,482,857)	(729,194)
Net unrealized appreciation (depreciation) net of income taxes on:
Investment securities	39,551	(397,529)	—
Swaps	—	—	(81,832)

Net Assets	$10,125,330	$98,034,943	$1,503,276

Calculation of Net Asset Value Per Share:
Net assets	$10,125,330	$98,034,943	$1,503,276
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	400,000	2,900,000	50,001
Net assets value, redemption price and offering price per share	$25.31	$33.81	$30.06

Cost of Investments	$10,065,547	$98,157,092	$252,632

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	37

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Total Market Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$3,110,121	$740,432	$420,366
Cash and cash equivalents	11,783,744	2,357,415	1,466,178
Cash collateral for swaps	—	296,000	—
Due from investment adviser, net	2,953	2,133	4,030
Dividend and interest receivable	486	104	31
Unrealized appreciation on swaps	76,057	—	6,183
Prepaid expenses and other assets	3,724	3,594	38,526

Total Assets	14,977,085	3,399,678	1,935,314

Liabilities:
Unrealized depreciation on swaps	54,774	79,913	—
Due to brokers for swaps	201,724	4	—
Accrued expenses and other liabilities	27,286	30,449	21,023

Total Liabilities	283,784	110,366	21,023

Net Assets	$14,693,301	$3,289,312	$1,914,291

Net Assets Consist Of:
Capital stock	$17,884,435	$5,808,318	$3,878,952
Accumulated net investment loss	(85,178)	(61,338)	(11,066)
Accumulated net realized loss	(3,127,239)	(2,377,755)	(1,959,778)
Net unrealized appreciation (depreciation) on:
Swaps	21,283	(79,913)	6,183

Net Assets	$14,693,301	$3,289,312	$1,914,291

Calculation of Net Asset Value Per Share:
Net assets	$14,693,301	$3,289,312	$1,914,291
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	650,001	100,001	100,001
Net assets value, redemption price and offering price per share	$22.61	$32.89	$19.14

Cost of Investments	$3,110,121	$740,432	$420,366

The accompanying notes are an integral part of these financial statements.

38	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion S&P 500® Volatility Response Shares
Investment Income:
Dividend income	$347,270	$209,294	$427,222	$245,984
Interest income	3	8	12	214

Total investment income	347,273	209,302	427,234	246,198

Expenses:
Investment advisory fees	118,636	82,416	87,009	65,120
Licensing fees	42,182	36,737	17,401	11,577
Reports to shareholders	12,695	2,039	12,708	19,757
Professional fees	8,552	9,088	6,290	6,033
Custody fees	8,012	2,027	6,310	24,454
Administration fees	6,997	4,775	7,701	3,846
Accounting fees	6,029	5,441	6,627	3,415
Pricing fees	3,968	3,968	3,967	3,968
Transfer agent fees	2,613	5,265	1,103	827
Exchange listing fees	2,479	2,480	2,480	2,480
Trustees’ fees and expenses	577	570	663	430
Insurance fees	440	645	514	482
Compliance fees	166	164	191	121
Offering fees	—	9,480	—	—
Other	803	811	872	792

Total Expenses	214,149	165,906	153,836	143,302
Less: Reimbursement of expenses from Adviser	(42,786)	(46,861)	(52,265)	(63,710)
Less: Investment advisory fees waived	—	—	—	(14,472)

Net Expenses	171,363	119,045	101,571	65,120

Net investment income	175,910	90,257	325,663	181,078

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	2,147,927	69,086	55,823	(300,618)
In-kind redemptions	—	217,669	1,133,288	—

Net realized gain (loss) on investment securities and in-kind redemptions	2,147,927	286,755	1,189,111	(300,618)

Change in net unrealized appreciation (depreciation) on:
Investment securities	199,941	331,309	2,254,412	708,797

Change in net unrealized appreciation on investment securities	199,941	331,309	2,254,412	708,797

Net realized and unrealized gain on investment securities and in-kind redemptions	2,347,868	618,064	3,443,523	408,179

Net increase in net assets resulting from operations	$2,523,778	$708,321	$3,769,186	$589,257

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	39

Statements of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

	Direxion Value Line® Conservative Equity ETF[1]	Direxion Value Line® Mid- and Large-Cap High Dividend ETF[1]	Direxion Value Line® Small- and Mid-Cap High Dividend ETF[1]
Investment Income:
Dividend income	$23,923	$45,218	$54,269
Interest income	18	9	22

Total investment income	23,941	45,227	54,291

Expenses:
Investment advisory fees	6,450	6,459	6,461
Professional fees	3,458	3,458	3,458
Licensing fees	2,794	2,794	2,794
Offering fees	1,914	1,914	1,914
Pricing fees	1,118	1,118	1,118
Reports to shareholders	712	712	712
Exchange listing fees	699	699	699
Custody fees	476	475	475
Transfer agent fees	475	474	474
Administration fees	379	379	379
Accounting fees	362	362	362
Trustees’ fees and expenses	53	53	53
Compliance fees	26	27	27
Other	221	220	221

Total Expenses	19,137	19,144	19,147
Less: Reimbursement of expenses from Adviser	(10,824)	(10,819)	(10,819)

Net Expenses	8,313	8,325	8,328

Net investment income	15,628	36,902	45,963

Net realized and unrealized gain (loss) on investments:
Net realized gain on:
Investment securities	17,427	133,250	93,224

Net realized gain on investment securities	17,427	133,250	93,224

Change in net unrealized appreciation (depreciation) on:
Investment securities	109,393	118,562	39,551

Change in net unrealized appreciation on investment securities	109,393	118,562	39,551

Net realized and unrealized gain on investment securities	126,820	251,812	132,775

Net increase in net assets resulting from operations	$142,448	$288,714	$178,738

[1]	Represents the period from March 11, 2015 (commencement of operations) to April 30, 2015.

The accompanying notes are an integral part of these financial statements.

40	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

	Direxion Zacks MLP High Income Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Investment Income:
Dividend income	$125,787	$—	$—
Interest income	42	110	954

Total investment income	125,829	110	954

Expenses:
Investment advisory fees	198,274	3,400	27,867
Licensing fees	33,046	9,918	9,918
Professional fees	22,663	4,787	5,116
Reports to shareholders	16,524	5,435	9,622
Administration fees	8,751	201	1,646
Accounting fees	7,345	177	1,431
Transfer agent fees	7,106	—	5
Pricing fees	3,968	3,968	3,967
Exchange listing fees	2,480	410	2,480
Custody fees	1,317	624	1,212
Trustees’ fees and expenses	818	25	168
Insurance fees	788	27	159
Compliance fees	234	7	48
Offering fees	—	—	7,500
Other	844	747	760

Total Expenses	304,158	29,726	71,899
Less: Reimbursement of expenses from Adviser	(89,361)	(24,815)	(31,646)

Net Expenses	214,797	4,911	40,253

Net investment loss, before income taxes	(88,968)	(4,801)	(39,299)
Deferred tax benefit	754,467	—	—

Net investment income (loss)	665,499	(4,801)	(39,299)

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Investment securities	(5,960,075)	—	—
In-kind redemptions	(31,571)	—	—
Deferred tax expense	(196,069)	—	—
Swaps	—	(42,422)	(1,548,707)

Net realized loss on investment securities, in-kind redemptions, deferred tax expense and swaps	(6,187,715)	(42,422)	(1,548,707)

Change in net unrealized appreciation (depreciation) on:
Investment securities	284,920	—	—
Deferred tax expense	(358,904)	—	—
Swaps	—	(20,395)	575,031

Change in net unrealized appreciation (depreciation) on investment securities, deferred tax expense and swaps	(73,984)	(20,395)	575,031

Net realized and unrealized loss on investment securities, in-kind redemptions, deferred tax expense and swaps	(6,261,699)	(62,817)	(973,676)

Net decrease in net assets resulting from operations	$(5,596,200)	$(67,618)	$(1,012,975)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	41

Statements of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Total Market Bear 1X Shares
Investment Income:
Interest income	$250	$90

Total investment income	250	90

Expenses:
Licensing fees	13,497	24,381
Reports to shareholders	13,329	6,714
Investment advisory fees	7,405	2,675
Professional fees	6,073	4,937
Pricing fees	3,967	3,968
Exchange listing fees	2,480	821
Custody fees	657	659
Administration fees	438	158
Accounting fees	385	144
Insurance fees	58	34
Trustees’ fees and expenses	53	24
Compliance fees	15	7
Other	750	748

Total Expenses	49,107	45,270
Less: Reimbursement of expenses from Adviser	(38,411)	(41,406)

Net Expenses	10,696	3,864

Net investment loss	(10,446)	(3,774)

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(91,496)	(166,687)

Net realized loss on swaps	(91,496)	(166,687)

Change in net unrealized appreciation (depreciation) on:
Swaps	18,333	96,314

Change in net unrealized appreciation on swaps	18,333	96,314

Net realized and unrealized loss on swaps	(73,163)	(70,373)

Net decrease in net assets resulting from operations	$(83,609)	$(74,147)

The accompanying notes are an integral part of these financial statements.

42	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares		Direxion iBillionaire Index ETF
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	For the Period August 1, 2014^ through October 31, 2014
Operations:
Net investment income	$175,910	$307,930	$90,257	$52,124
Net realized gain (loss) on investment securities and in-kind redemptions	2,147,927	5,165,750	286,755	(112,397)
Change in net unrealized appreciation (depreciation) on investment securities	199,941	(139,200)	331,309	5,423

Net increase (decrease) in net assets resulting from operations	2,523,778	5,334,480	708,321	(54,850)

Distributions to shareholders:
Net investment income	(139,327)	(262,040)	(74,634)	(54,027)
Net realized gains	—	—	(25,802)	—

Total distributions	(139,327)	(262,040)	(100,436)	(54,027)

Capital share transactions:
Proceeds from shares sold	45,105,530	94,792,831	3,802,500	39,159,000
Cost of shares redeemed	—	(75,399,019)	(3,881,525)	(4,772,000)
Transaction fees	(5,337)	12,499	—	—

Net increase (decrease) in net assets resulting from capital transactions	45,100,193	19,406,311	(79,025)	34,387,000

Total increase in net assets	47,484,644	24,478,751	528,860	34,278,123
Net assets:
Beginning of period/year	30,024,008	5,545,257	34,278,123	—

End of period/year	$77,508,652	$30,024,008	$34,806,983	$34,278,123

Undistributed net investment income at end of period/year	$38,691	$2,108	$22,936	$7,313

Changes in shares outstanding
Shares outstanding, beginning of period/year	450,001	100,001	1,350,000	—
Shares sold	650,006	1,500,000	150,000	1,550,000
Shares repurchased	—	(1,150,000)	(150,000)	(200,000)

Shares outstanding, end of period/year	1,100,007	450,001	1,350,000	1,350,000

^	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	43

Statements of Changes in Net Assets

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion S&P 500® Volatility Response Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$325,663	$306,799	$181,078	$346,555
Net realized gain (loss) on investment securities and in-kind redemptions	1,189,111	3,117,704	(300,618)	184,673
Change in net unrealized appreciation on investment securities	2,254,412	1,526,562	708,797	1,780,341

Net increase in net assets resulting from operations	3,769,186	4,951,065	589,257	2,311,569

Distributions to shareholders:
Net investment income	(286,695)	(289,287)	(149,878)	(309,030)
Net realized gains	—	—	(418,385)	(46,932)

Total distributions	(286,695)	(289,287)	(568,263)	(355,962)

Capital share transactions:
Proceeds from shares sold	48,224,357	55,724,624	8,837,120	48,073,462
Cost of shares redeemed	(6,541,600)	(34,311,240)	—	(31,503,708)
Transaction fees	—	7,708	—	9,451

Net increase in net assets resulting from capital transactions	41,682,757	21,421,092	8,837,120	16,579,205

Total increase in net assets	45,165,248	26,082,870	8,858,114	18,534,812
Net assets:
Beginning of period/year	33,754,968	7,672,098	23,825,153	5,290,341

End of period/year	$78,920,216	$33,754,968	$32,683,267	$23,825,153

Undistributed net investment income at end of period/year	$38,968	$—	$67,600	$36,400

Changes in shares outstanding
Shares outstanding, beginning of period/year	550,001	150,001	400,001	100,001
Shares sold	750,000	1,000,000	150,000	850,000
Shares repurchased	(100,000)	(600,000)	—	(550,000)

Shares outstanding, end of period/year	1,200,001	550,001	550,001	400,001

The accompanying notes are an integral part of these financial statements.

44	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Value Line® Conservative Equity ETF	Direxion Value Line® Mid- and Large-Cap High Dividend ETF
	For the Period March 11, 2015^ through April 30, 2015 (Unaudited)	For the Period March 11, 2015^ through April 30, 2015 (Unaudited)
Operations:
Net investment income	$15,628	$36,902
Net realized gain on investment securities	17,427	133,250
Change in net unrealized appreciation on investment securities	109,393	118,562

Net increase in net assets resulting from operations	142,448	288,714

Distributions to shareholders:
Net investment income	(14,220)	(33,280)

Total distributions	(14,220)	(33,280)

Capital share transactions:
Proceeds from shares sold	10,000,000	10,000,000
Cost of shares redeemed	—	—

Net increase in net assets resulting from capital transactions	10,000,000	10,000,000

Total increase in net assets	10,128,228	10,255,434
Net assets:
Beginning of period	—	—

End of period	$10,128,228	$10,255,434

Undistributed net investment income at end of period	$1,408	$3,622

Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	400,000	400,000
Shares repurchased	—	—

Shares outstanding, end of period	400,000	400,000

^	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	45

Statements of Changes in Net Assets

	Direxion Value Line® Small- and Mid-Cap High Dividend ETF	Direxion Zacks MLP High Income Shares
	For the Period March 11, 2015^ through April 30, 2015 (Unaudited)	Six Months Ended April 30, 2015 (Unaudited)	For the Period January 23, 2014^ through October 31, 2014
Operations:
Net investment income (loss)	$45,963	$665,499	$(54,020)
Net realized gain (loss) on investment securities, in-kind redemptions, deferred tax expense and swaps	93,224	(6,187,715)	704,858
Change in net unrealized appreciation (depreciation) on investment securities	39,551	(73,984)	(323,545)

Net increase (decrease) in net assets resulting from operations	178,738	(5,596,200)	327,293

Distributions to shareholders:
Net investment income	(53,408)	—	—
Return of capital	—	(3,116,000)	(1,370,500)

Total distributions	(53,408)	(3,116,000)	(1,370,500)

Capital share transactions:
Proceeds from shares sold	10,000,000	57,477,670	55,371,000
Cost of shares redeemed	—	(5,059,000)	—
Transaction fees	—	680	—

Net increase in net assets resulting from capital transactions	10,000,000	52,419,350	55,371,000

Total increase in net assets	10,125,330	43,707,150	54,327,793
Net assets:
Beginning of period/year	—	54,327,793	—

End of period/year	$10,125,330	$98,034,943	$54,327,793

Undistributed (Accumulated) net investment income (loss) at end of period/year	$(7,445)	$611,479	$(54,020)

Changes in shares outstanding
Shares outstanding, beginning of period/year	—	1,350,000	—
Shares sold	400,000	1,700,000	1,350,000
Shares repurchased	—	(150,000)	—

Shares outstanding, end of period/year	400,000	2,900,000	1,350,000

^	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

46	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bear 1X Shares		Direxion Daily 20+ Year Treasury Bear 1X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(4,801)	$(10,655)	$(39,299)	$(55,548)
Net realized loss on swaps	(42,422)	(6,975)	(1,548,707)	(325,652)
Change in net unrealized appreciation (depreciation) on swaps	(20,395)	(80,398)	575,031	(948,078)

Net decrease in net assets resulting from operations	(67,618)	(98,028)	(1,012,975)	(1,329,278)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	—	—	8,227,926	1,293,389
Cost of shares redeemed	—	—	(1,134,275)	—
Transaction fees	—	—	113	—

Net increase in net assets resulting from capital transactions	—	—	7,093,764	1,293,389

Total increase (decrease) in net assets	(67,618)	(98,028)	6,080,789	(35,889)
Net assets:
Beginning of period/year	1,570,894	1,668,922	8,612,512	8,648,401

End of period/year	$1,503,276	$1,570,894	$14,693,301	$8,612,512

Accumulated net investment loss at end of period/year	$(13,622)	$(8,821)	$(85,178)	$(45,879)

Changes in shares outstanding
Shares outstanding, beginning of period/year	50,001	50,001	350,001	300,001
Shares sold	—	—	350,000	50,000
Shares repurchased	—	—	(50,000)	—

Shares outstanding, end of period/year	50,001	50,001	650,001	350,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Statements of Changes in Net Assets

	Direxion Daily Total Bond Market Bear 1X Shares		Direxion Daily Total Market Bear 1X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(10,446)	$(60,547)	$(3,774)	$(8,552)
Net realized loss on swaps	(91,496)	(569,677)	(166,687)	(199,688)
Change in net unrealized appreciation (depreciation) on swaps	18,333	(2,807)	96,314	(25,584)

Net decrease in net assets resulting from operations	(83,609)	(633,031)	(74,147)	(233,824)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	—	19,369,025	945,425	1,062,675
Cost of shares redeemed	—	(24,249,273)	(985,073)	—
Transaction fees	—	7,275	98	—

Net increase (decrease) in net assets resulting from capital transactions	—	(4,872,973)	(39,550)	1,062,675

Total increase (decrease) in net assets	(83,609)	(5,506,004)	(113,697)	828,851
Net assets:
Beginning of period/year	3,372,921	8,878,925	2,027,988	1,199,137

End of period/year	$3,289,312	$3,372,921	$1,914,291	$2,027,988

Accumulated net investment loss at end of period/year	$(61,338)	$(50,892)	$(11,066)	$(7,292)

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,001	250,001	100,001	50,001
Shares sold	—	550,000	50,000	50,000
Shares repurchased	—	(700,000)	(50,000)	—

Shares outstanding, end of period/year	100,001	100,001	100,001	100,001

The accompanying notes are an integral part of these financial statements.

48	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2015 (Unaudited)

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[4]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) After Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion All Cap Insider Sentiment Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$66.72	$0.23	$0.23	$3.70	$3.93	$(0.19)	$—	$—	$(0.19)	$70.46	5.89%	$77,509	0.65%	0.81%	0.67%	0.65%	0.81%	0.67%	421%
For the Year Ended October 31, 2014	$55.45	0.81	0.82	11.12	11.93	(0.66)	—	—	(0.66)	$66.72	21.60%	$30,024	0.66%	0.91%	1.33%	0.65%	0.91%	1.34%	835%
For the Year Ended October 31, 2013	$44.40	0.88	0.88	12.51	13.39	(0.80)	(1.54)	—	(2.34)	$55.45	31.35%	$5,545	0.65%	1.69%	1.77%	0.65%	1.69%	1.77%	920%
For the Period December 8, 2011[7] through October 31, 2012	$40.00	0.28	0.28	4.48	4.76	(0.36)	—	—	(0.36)	$44.40	11.94%	$4,440	0.65%	2.20%	0.72%	0.65%	2.19%	0.72%	620%
Direxion iBillionaire Index ETF
For the Six Months Ended April 30, 2015 (Unaudited)	$25.39	0.06	0.06	0.40	0.46	(0.05)	(0.02)	—	(0.07)	$25.78	1.82%	$34,807	0.65%	0.91%	0.49%	0.65%	0.91%	0.49%	93%
For the Period August 1, 2014[7] through October 31, 2014	$25.00	0.04	0.04	0.39	0.43	(0.04)	—	—	(0.04)	$25.39	1.71%	$34,278	0.65%	1.13%	0.67%	0.65%	1.13%	0.67%	18%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$61.37	0.36	0.36	4.36	4.72	(0.32)	—	—	(0.32)	$65.77	7.70%	$78,920	0.35%	0.53%	1.12%	0.35%	0.53%	1.12%	35%
For the Year Ended October 31, 2014	$51.15	0.65	0.65	10.21	10.86	(0.64)	—	—	(0.64)	$61.37	21.35%	$33,755	0.35%	0.62%	1.16%	0.35%	0.61%	1.17%	80%
For the Year Ended October 31, 2013	$37.20	0.38	0.38	13.95	14.33	(0.38)	—	—	(0.38)	$51.15	38.72%	$7,672	0.35%	1.58%	0.84%	0.35%	1.58%	0.84%	34%
For the Period March 21, 2012[7] through October 31, 2012	$40.00	0.28	0.28	(2.76)	(2.48)	(0.32)	—	—	(0.32)	$37.20	(6.24)%	$1,860	0.35%	2.88%	1.21%	0.35%	2.88%	1.21%	17%
Direxion S&P 500® Volatility Response Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$59.56	0.37	0.37	0.86	1.23	(0.32)	(1.05)	—	(1.37)	$59.42	2.07%	$32,683	0.45%	0.99%	1.25%	0.45%	0.99%	1.25%	85%
For the Year Ended October 31, 2014	$52.90	0.85	0.86	6.64	7.49	(0.71)	(0.12)	—	(0.83)	$59.56	14.21%	$23,825	0.47%	0.90%	1.50%	0.45%	0.88%	1.52%	145%
For the Year Ended October 31, 2013	$42.66	0.84	0.84	10.15	10.99	(0.75)	—	—	(0.75)	$52.90	25.95%	$5,290	0.45%	1.78%	1.77%	0.45%	1.78%	1.77%	133%
For the Period January 11, 2012[7] through October 31, 2012	$40.00	0.20	0.20	2.80	3.00	(0.33)	—	(0.01)	(0.34)	$42.66	7.50%	$2,133	0.45%	4.93%	0.61%	0.45%	4.93%	0.61%	238%
Direxion Value Line® Conservative Equity ETF
For the Period March 11, 2015[7] through April 30, 2015	$25.00	0.04	0.04	0.32	0.36	(0.04)	—	—	(0.04)	$25.32	1.42%	$10,128	0.58%	1.34%	1.09%	0.58%	1.34%	1.09%	3%
Direxion Value Line® Mid- and Large-Cap High Dividend ETF
For the Period March 11, 2015[7] through April 30, 2015	$25.00	0.09	0.09	0.63	0.72	(0.08)	—	—	(0.08)	$25.64	2.89%	$10,255	0.58%	1.33%	2.57%	0.58%	1.33%	2.57%	28%
Direxion Value Line® Small- and Mid-Cap High Dividend ETF
For the Period March 11, 2015[7] through April 30, 2015	$25.00	0.12	0.12	0.32	0.44	(0.13)	—	—	(0.13)	$25.31	1.76%	$10,125	0.58%	1.33%	3.20%	0.58%	1.33%	3.20%	34%
Direxion Zacks MLP High Income Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$40.24	0.06	(0.05)	(4.97)	(4.91)	—	—	(1.52)	(1.52)	$33.81	(12.03)%	$98,035	0.65%[8]	0.92%	(0.27)%	0.65%	0.92%	(0.27)%	71%
For the Period January 23, 2014[7] through October 31, 2014	$40.00	(0.08)	(0.14)	2.39	2.31	—	—	(2.07)	(2.07)	$40.24	5.73%	$54,328	0.65%[8]	1.23%	(0.43)%	0.65%	1.23%	(0.43)%	92%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$31.42	(0.10)	(0.10)	(1.26)	(1.36)	—	—	—	—	$30.06	(4.33)%	$1,503	0.65%	3.93%	(0.64)%	0.65%	3.93%	(0.64)%	0%
For the Year Ended October 31, 2014	$33.38	(0.21)	(0.21)	(1.75)	(1.96)	—	—	—	—	$31.42	(5.87)%	$1,571	0.65%	3.85%	(0.65)%	0.65%	3.85%	(0.65)%	0%
For the Year Ended October 31, 2013	$32.80	(0.22)	(0.22)	0.80	0.58	—	—	—	—	$33.38	1.77%	$1,669	0.65%	4.34%	(0.65)%	0.65%	4.34%	(0.65)%	0%
For the Year Ended October 31, 2012	$35.36	(0.22)	(0.22)	(2.34)	(2.56)	—	—	—	—	$32.80	(7.24)%	$1,640	0.65%	2.76%	(0.65)%	0.65%	2.76%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.14)	(0.14)	(4.50)	(4.64)	—	—	—	—	$35.36	(11.60)%	$3,536	0.65%	3.17%	(0.61)%	0.65%	3.17%	(0.61)%	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$24.61	(0.07)	(0.07)	(1.93)	(2.00)	—	—	—	—	$22.61	(8.13)%	$14,693	0.65%	1.16%	(0.63)%	0.65%	1.16%	(0.63)%	0%
For the Year Ended October 31, 2014	$28.83	(0.18)	(0.18)	(4.04)	(4.22)	—	—	—	—	$24.61	(14.64)%	$8,613	0.65%	1.21%	(0.65)%	0.65%	1.21%	(0.65)%	0%
For the Year Ended October 31, 2013	$26.63	(0.18)	(0.18)	2.38	2.20	—	—	—	—	$28.83	8.26%	$8,648	0.65%	1.59%	(0.65)%	0.65%	1.59%	(0.65)%	0%
For the Year Ended October 31, 2012	$30.24	(0.18)	(0.18)	(3.43)	(3.61)	—	—	—	—	$26.63	(11.94)%	$2,663	0.65%	2.55%	(0.65)%	0.65%	2.55%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.14)	(0.14)	(9.62)	(9.76)	—	—	—	—	$30.24	(24.40)%	$3,024	0.65%	3.29%	(0.61)%	0.65%	3.29%	(0.61)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	49

Financial Highlights

April 30, 2015 (Unaudited)

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[4]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) After Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$33.73	$(0.10)	$(0.10)	$(0.74)	$(0.84)	$—	$—	$—	$—	$32.89	(2.49)%	$3,289	0.65%	2.98%	(0.63)%	0.65%	2.98%	(0.63)%	0%
For the Year Ended October 31, 2014	$35.52	(0.22)	(0.22)	(1.57)	(1.79)	—	—	—	—	$33.73	(5.04)%	$3,373	0.65%	1.25%	(0.65)%	0.65%	1.25%	(0.65)%	0%
For the Year Ended October 31, 2013	$35.48	(0.23)	(0.23)	0.27	0.04	—	—	—	—	$35.52	0.11%	$8,879	0.65%	1.53%	(0.65)%	0.65%	1.53%	(0.65)%	0%
For the Year Ended October 31, 2012	$37.48	(0.24)	(0.24)	(1.76)	(2.00)	—	—	—	—	$35.48	(5.34)%	$8,869	0.65%	0.92%	(0.65)%	0.65%	0.92%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.15)	(0.15)	(2.37)	(2.52)	—	—	—	—	$37.48	(6.30)%	$43,100	0.65%	1.09%	(0.64)%	0.65%	1.09%	(0.64)%	0%
Direxion Daily Total Market Bear 1X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$20.28	(0.06)	(0.06)	(1.08)	(1.14)	—	—	—	—	$19.14	(5.62)%	$1,914	0.65%	7.61%	(0.63)%	0.65%	7.61%	(0.63)%	0%
For the Year Ended October 31, 2014	$23.98	(0.14)	(0.14)	(3.56)	(3.70)	—	—	—	—	$20.28	(15.43)%	$2,028	0.65%	6.92%	(0.64)%	0.65%	6.92%	(0.64)%	0%
For the Year Ended October 31, 2013	$31.64	(0.18)	(0.18)	(7.48)	(7.66)	—	—	—	—	$23.98	(24.21)%	$1,199	0.65%	4.44%	(0.65)%	0.65%	4.44%	(0.65)%	0%
For the Year Ended October 31, 2012	$39.48	(0.22)	(0.22)	(5.62)	(5.84)	—	(2.00)	—	(2.00)	$31.64	(15.64)%	$4,747	0.65%	3.04%	(0.65)%	0.65%	3.04%	(0.65)%	0%
For the Period June 15, 2011[7] through October 31, 2011	$40.00	(0.10)	(0.10)	(0.42)	(0.52)	—	—	—	—	$39.48	(1.30)%	$3,948	0.65%	3.70%	(0.64)%	0.65%	3.70%	(0.64)%	0%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of excise tax.
[3]	Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[4]	For periods less than a year, these ratios are annualized.
[5]	Net expenses include effects of any reimbursement or recoupment.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[7]	Commencement of investment operations.
[8]	This ratio excludes deferred tax benefits/expenses for all components of the Statement of Operations. Had these amounts been included, the ratio would be 0.05%.

The accompanying notes are an integral part of these financial statements.

50	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 63 separate series (each, a “Fund” and together the “Funds”). 12 of these Funds are included in this report:

Benchmark Funds	Bear Funds
Direxion All Cap Insider Sentiment Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion iBillionaire Index ETF	Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Total Bond Market Bear 1X Shares
Direxion S&P 500® Volatility Response Shares	Direxion Daily Total Market Bear 1X Shares
Direxion Value Line® Conservative Equity ETF
Direxion Value Line® Mid- and Large-Cap High Dividend ETF
Direxion Value Line® Small- and Mid-Cap High Dividend ETF Direxion Zacks MLP High Income Shares

The Benchmark Funds seek to match, after expenses, the return of a benchmark through time. For these Funds, the benchmark performance for the period is the standard against which they should be evaluated. The Benchmark Funds attempt to provide investment results that correlate positively to the return of an index or benchmark. Each Bear Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the inverse performance of a particular index or benchmark. The Bear Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark. These Bear Funds seek -100% of the returns of their respective benchmark indices.

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index
Direxion iBillionaire Index ETF	iBillionaire Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion S&P 500® Volatility Response Shares	S&P 500® Volatility Response Index
Direxion Value Line® Conservative Equity ETF	Value Line® Conservative Equity Index
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	Value Line® Mid- and Large-Cap High Dividend Yield Index
Direxion Value Line® Small- and Mid-Cap High Dividend ETF	Value Line® Small- and Mid-Cap High Dividend Yield Index
Direxion Zacks MLP High Income Shares	Zacks MLP Index
Direxion Daily Total Market Bear 1X Shares	MSCI U.S. Broad Market Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is

DIREXION SEMI-ANNUAL REPORT	51

open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the above Bear Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the “Adviser”) under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master confirmation agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master confirmation agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ Custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain short exposure to meet their objectives.

52	DIREXION SEMI-ANNUAL REPORT

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011 - 11”), which requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following table.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2015 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT	53

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]
Direxion Daily Total Bond Market Bear 1X Shares	$—	$—	$—	$—	$55,531	$—	$55,531	[1]	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]
Direxion Daily Total Bond Market Bear 1X Shares	$—	$—	$—	$—	$16,141	$—	$16,141	[1]	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]
Direxion Daily 7-10 Year Treasury Bear 1X Shares	$—	$—	$—	$—	$22,991	$—	$22,991	[1]	$—
Direxion Daily 20+ Year Treasury Bear 1X Shares	76,057	—	—	76,057	—	—	—		—
Direxion Daily Total Market Bear 1X Shares	5,659	—	—	5,659	—	—	—		—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

54	DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Deutsche Bank AG London

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]
Direxion Daily 7-10 Year Treasury Bear 1X Shares	$—	$—	$—	$—	$58,841	$—	$52,632		$6,209
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	54,774	—	54,774	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]
Direxion Daily Total Bond Market Bear 1X Shares	$—	$—	$—	$—	$8,241	$—	$8,241	[1]	$—
Direxion Daily Total Market Bear 1X Shares	524	—	—	524	—	—	—		—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as is required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund, with the exception of the Direxion Zacks MLP High Income Shares, intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes.

DIREXION SEMI-ANNUAL REPORT	55

The Direxion Zacks MLP High Income Shares intends to invest primarily in Master Limited Partnerships (“MLPs”), which generally are treated as qualified public traded partnerships for federal income tax purposes. As such, the Direxion Zacks MLP High Income Shares does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but is taxed as a regular C-corporation. As a regular C-corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. In addition, current tax laws prevent the Fund from qualifying as regulated investment company due to the Fund’s concentration in MLPs. Currently the maximum marginal regular federal income tax rate for a regular C-corporation is 35%. The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated 37.67% tax rate for federal, state and local tax, which is composed of a 35% marginal federal tax rate and an assumed 2.67% rate attributable to state taxes.

The Direxion Zacks MLP High Income Shares tax expense is included in the Statement of Operations based on the component of income or gain (losses) to which the expenses relate. Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized.

The Direxion Zacks MLP High Income Shares recognizes in the financial statements the impact of a tax position, if that position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

f)  Income and Expenses – Interest income, including amortization of premium and discount, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from the Direxion Zacks MLP High Income Shares’ investments in MLPs generally are comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Direxion Zacks MLP High Income Shares use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Direxion Zacks MLP High Income Shares.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the six months ended April 30, 2015 and year ended October 31, 2014 are presented in the following table. The tax character of distributions to shareholders made during the period

56	DIREXION SEMI-ANNUAL REPORT

may differ from their ultimate characterization for federal income tax purposes. For the six months ended April 30, 2015, the Direxion Zacks MLP High Income Shares distributions were expected to be comprised of 100% return of capital.

	Six Months Ended April 30, 2015 (Unaudited)			Period Ended October 31, 2014
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$139,327	$—	$—	$262,040	$—	$—
Direxion iBillionaire Index ETF	100,436	—	—	54,027	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	286,695	—	—	289,287	—	—
Direxion S&P 500® Volatility Response Shares	568,263	—	—	355,962	—	—
Direxion Value Line® Conservative Equity ETF[1]	14,220	—	—	—	—	—
Direxion Value Line® Mid- and Large-Cap High Dividend ETF[1]	33,280	—	—	—	—	—
Direxion Value Line® Small- and Mid-Cap High Dividend ETF[1]	53,408	—	—	—	—	—
Direxion Zacks MLP High Income Shares	—	—	3,116,000	—	—	1,370,500
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—	—	—

[1]	Commenced operations on March 11, 2015.

At October 31, 2014, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$(209,083)	$—	$—	$—	$(209,083)
Direxion iBillionaire Index ETF	760	33,120	—	—	33,880
Direxion NASDAQ-100® Equal Weighted Index Shares	1,407,902	—	—	—	1,407,902
Direxion S&P 500® Volatility Response Shares	2,586,768	454,278	—	(399,347)	2,641,699
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(167,361)	—	—	(589,669)	(757,030)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(1,016,698)		—	(1,161,461)	(2,178,159)
Direxion Daily Total Bond Market Bear 1X Shares	(112,141)	—	—	(2,323,256)	(2,435,397)
Direxion Daily Total Market Bear 1X Shares	(306,711)	—	—	(1,583,803)	(1,890,514)

DIREXION SEMI-ANNUAL REPORT	57

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$77,473,724	$1,943,702	$(1,952,844)	$(9,142)
Direxion iBillionaire Index ETF	34,479,911	336,732	(4,663)	332,069
Direxion NASDAQ-100® Equal Weighted Index Shares	75,089,942	3,809,547	(147,233)	3,662,314
Direxion S&P 500® Volatility Response Shares	29,342,331	3,666,714	(371,149)	3,295,565
Direxion Value Line® Conservative Equity ETF	9,983,278	264,387	(154,994)	109,393
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	10,120,190	118,562	—	118,562
Direxion Value Line® Small- and Mid-Cap High Dividend ETF	10,065,547	227,886	(188,335)	39,551
Direxion Daily 7-10 Year Treasury Bear 1X Shares	252,632	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	3,110,121	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	740,432	—	—	—
Direxion Daily Total Market Bear 1X Shares	420,366	—	—	—

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate trusts (“REITs”).

Net investment income/(loss) and realized gains and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemption in-kind, net operating losses, distribution reclasses, sales of REITS and PFICs and utilization of earning and profits distributed to shareholders on redemption of shares.

In order to meet certain excise tax distribution requirements, each Fund, with the exception of the Direxion Zacks MLP High Income Shares, is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2015.

At October 31, 2014, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion All Cap Insider Sentiment Shares	$—
Direxion iBillionaire Index ETF	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion S&P 500® Volatility Response Shares	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	8,821
Direxion Daily 20+ Year Treasury Bear 1X Shares	45,879
Direxion Daily Total Bond Market Bear 1X Shares	50,892
Direxion Daily Total Market Bear 1X Shares	7,292

Under current law, each Fund, with the exception of the Direxion Zacks MLP High Income Shares, may carryforward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be

58	DIREXION SEMI-ANNUAL REPORT

utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short term capital losses.

At October 31, 2014, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Expiring 10/31/2019	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—
Direxion iBillionaire Index ETF	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—
Direxion S&P 500® Volatility Response Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	513,516	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	829,104	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	2,200,130	—
Direxion Daily Total Market Bear 1X Shares	—	1,576,511	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2014, open Federal and state income tax years include the tax years ended October 31, 2012, October 31, 2013 and October 31, 2014. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Direxion Zacks MLP High Income Shares deferred tax liability as of April 30, 2015 are as follows:

Deferred tax assets:
Net operating loss carryforward	$773,646
Capital loss carryforward	1,790,444

Total deferred tax assets before valuation allowance	2,564,090
Valuation allowance	(1,986,513)
Total deferred tax assets after valuation allowance	577,577
Less deferred tax liabilities:
Net unrealized appreciation on investments in securities	577,577

Net deferred tax liability	$—

The net operating loss carryforward and capital loss carryforward are available to offset future taxable income. The Direxion Zacks MLP High Income Shares has the following net operating loss and capital loss amounts:

Capital loss	Amount	Expiration
Fiscal year ended:
October 31, 2015	$4,752,962	October 31, 2035

Net operating loss	Amount	Expiration
Fiscal year ended:
October 31, 2015	$2,053,743	October 31, 2035

The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2035.

DIREXION SEMI-ANNUAL REPORT	59

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment income and realized and unrealized gains (losses) on investments before taxes for the period ended April 30, 2015 is as follows:

Income tax provision (benefit) at the federal statutory rate of 35%	$(2,028,493)
State income tax (benefit), net of of federal benefit	(154,749)
Tax benefit due to change in effective state rates	(2,765)
Change in valuation allowance	1,986,513

Total tax benefit	$(199,494)

At April 30, 2015, the tax cost of investments, gross unrealized appreciation and depreciation of investments for federal income tax purposes of the Direxion Zacks MLP High Income Shares were as follows:

Tax cost of investments	$97,507,142
Gross unrealized appreciation	1,011,011
Gross unrealized depreciation	(758,590)

Net unrealized appreciation/(depreciation)	$252,421

4.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A creation unit consists of 50,000 shares. Creation units of the Benchmark Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund are reflected in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the period ended April 30, 2015. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investment purchases and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$230,762,709	$230,711,969	$45,097,718	$—
Direxion iBillionaire Index ETF	36,559,837	34,075,461	3,796,409	3,874,899
Direxion NASDAQ-100® Equal Weighted Index Shares	20,867,687	20,944,632	48,227,828	6,539,678
Direxion S&P 500® Volatility Response Shares	35,081,157	21,155,576	1,976,244	—
Direxion Value Line® Conservative Equity ETF[1]	10,266,877	301,026	—	—
Direxion Value Line® Mid- and Large-Cap High Dividend ETF[1]	12,873,732	2,886,792	—	—
Direxion Value Line® Small- and Mid-Cap High Dividend ETF[1]	13,416,065	3,443,742	—	—
Direxion Zacks MLP High Income Shares	48,241,604	52,667,478	57,437,080	1,659,917
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—

[1]	Represents the period from March 11, 2015 (commencement of operations) to April 30, 2015.

60	DIREXION SEMI-ANNUAL REPORT

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2015.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser at an annual rate of 0.45% (0.30% for the Direxion NASDAQ-100® Equal Weighted Index Shares and 0.60% for the Direxion Zacks MLP High Income Shares) at an annual rate based on its average daily net assets.

The Adviser has agreed to waive 0.10% of its fees based on average daily net assets at least until September 1, 2016 for the Direxion S&P 500® Volatility Response Shares.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.35% for the Direxion NASDAQ-100® Equal Weighted Index Shares, 0.45% for the Direxion S&P 500® Volatility Response Shares, 0.58% for the Direxion Value Line® Conservative Equity ETF, Direxion Value Line® Mid- and Large-Cap High Dividend ETF and Direxion Value Line® Small- and Mid-Cap High Dividend ETF, and 0.65% for the Direxion All Cap Insider Sentiment Shares, Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion iBillionaire Index ETF and Direxion Zacks MLP High Income Shares of average daily net assets at least until September 1, 2016. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2015	October 31, 2016	October 31, 2017	October 31, 2018
Direxion All Cap Insider Sentiment Shares	$—	$42,786	$72,176	$52,022	$59,039	$42,786	$226,023
Direxion iBillionaire Index ETF	—	46,861	—	—	37,316	46,861	84,177
Direxion NASDAQ-100® Equal Weighted Index Shares	—	52,265	60,646	54,528	69,093	52,265	236,532
Direxion S&P 500® Volatility Response Shares	—	63,710	139,868	57,589	75,991	63,710	337,158
Direxion Value Line® Conservative Equity ETF	—	10,824	—	—	—	10,824	10,824
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	—	10,819	—	—	—	10,819	10,819
Direxion Value Line® Small- and Mid-Cap High Dividend ETF	—	10,819	—	—	—	10,819	10,819
Direxion Zacks MLP High Income Shares	—	89,361	—	—	117,292	89,361	206,653
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	24,815	61,976	61,281	52,505	24,815	200,577

DIREXION SEMI-ANNUAL REPORT	61

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2015	October 31, 2016	October 31, 2017	October 31, 2018
Direxion Daily 20+ Year Treasury Bear 1X Shares	$—	$31,646	$53,381	$52,376	$47,464	$31,646	$184,867
Direxion Daily Total Bond Market Bear 1X Shares	—	38,411	55,348	63,412	56,138	38,411	213,309
Direxion Daily Total Market Bear 1X Shares	—	41,406	98,895	89,859	83,335	41,406	313,495

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

7.	FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at April 30, 2015:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$77,459,665	$—	$—	$77,459,665	$34,728,102	$—	$—	$34,728,102
Short-Term Investments	4,917	—	—	4,917	83,878	—	—	83,878

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion S&P 500® Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$78,751,480	$—	$—	$78,751,480	$32,637,896	$—	$—	$32,637,896
Short-Term Investments	776	—	—	776	—	—	—	—

	Direxion Value Line® Conservative Equity ETF				Direxion Value Line® Mid- and Large-Cap High Dividend ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,092,671	$—	$—	$10,092,671	$9,607,140	$—	$—	$9,607,140
Master Limited Partnerships*	—	—	—	—	631,612	—	—	631,612

62	DIREXION SEMI-ANNUAL REPORT

	Direxion Value Line® Small- and Mid-Cap High Dividend ETF				Direxion Zacks MLP High Income Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,105,098	$—	$—	$10,105,098	$—	$—	$—	$—
Master Limited Partnerships*	—	—	—	—	97,469,092	—	—	97,469,092
Short-Term Investments	—	—	—	—	290,471	—	—	290,471
Other Financial Instruments**	—	—	—	—	—	—	—	—

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$252,632	$—	$—	$252,632	$3,110,121	$—	$—	$3,110,121
Other Financial Instruments**	—	(81,832)	—	(81,832)	—	21,283	—	21,283

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$740,432	$—	$—	$740,432	$420,366	$—	$—	$420,366
Other Financial Instruments**	—	(79,913)	—	(79,913)	—	6,183	—	6,183

*	For further detail on each asset class, see the Schedules of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2015. There were no Level 3 securities held by the Funds during the period ended April 30, 2015. It is the Funds’ policy to recognize transfers into Leve 3 at the value as of the beginning of the period.

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2015, the Funds were invested in swap contracts. At April 30, 2015, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 20+ Year Treasury Bear 1X Shares	$—	$76,057	$76,057
Direxion Daily Total Market Bear 1X Shares	6,183	—	6,183

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

DIREXION SEMI-ANNUAL REPORT	63

	Liability Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 7-10 Year Treasury Bear 1X Shares	$—	$81,832	$81,832
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	54,774	54,774
Direxion Daily Total Bond Market Bear 1X Shares	—	79,913	79,913

[1]	Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the six months ended April 30, 2015, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	$—	$(42,422)	$—	$(20,395)
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	(1,548,707)	—	575,031
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	(91,496)	—	18,333
Direxion Daily Total Market Bear 1X Shares	Swap Contracts	(166,687)	—	96,314	—

[1]	Statements of Operations location: Net realized gain (loss) on swaps.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the period ended April 30, 2015, the volume of the derivatives held by the Funds was as follows:

Quarterly Average Gross Notional Amounts
Short Equity Swap Contracts
Direxion All Cap Insider Sentiment Shares	$—
Direxion iBillionaire Index ETF	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion S&P 500® Volatility Response Shares	—
Direxion Value Line® Conservative Equity ETF	—
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	—
Direxion Value Line® Small and Mid-Cap High Dividend ETF	—
Direxion Zacks MLP High Income Shares	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	1,460,260
Direxion Daily 20+ Year Treasury Bear 1X Shares	11,353,281
Direxion Daily Total Bond Market Bear 1X Shares	3,232,976
Direxion Daily Total Market Bear 1X Shares	1,620,961

The Bear Funds utilize this volume of derivatives in order to meet the investment objectives of -100% daily performance of their respective index.

9.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event

64	DIREXION SEMI-ANNUAL REPORT

of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Correlation Risk – A number of factors may affect certain Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Bear Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Effective June 1, 2015, the Adviser has agreed to waive 0.15% of its fees based on average daily net assets at least until September 1, 2016 for the Direxion Value Line® Conservative Equity ETF, Direxion Value Line® Mid- and Large-Cap High Dividend ETF and Direxion Value Line® Small- and Mid-Cap High Dividend ETF. In addition, effective June 1, 2015, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.38% ETF of average daily net assets for the Direxion Value Line® Conservative Equity ETF, Direxion Value Line® Mid- and Large-Cap High Dividend at least until September 1, 2016.

On May 21, 2015, the Funds declared income dividends with an ex-date of May 27, 2015 and payable date of June 3, 2015. The income per share for each Fund was as follows:

Funds	Per Share Income Distribution
Direxion All Cap Insider Sentiment Shares	$—
Direxion iBillionaire Index ETF	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion S&P 500® Volatility Response Shares	—
Direxion Value Line® Conservative Equity ETF	0.03413
Direxion Value Line® Small- and Mid-Cap High Dividend ETF	0.07443

DIREXION SEMI-ANNUAL REPORT	65

Funds	Per Share Income Distribution
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	$0.05415
Direxion Zacks MLP High Income Shares	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—
Direxion Daily Total Bond Market Bear 1X Shares	—
Direxion Daily Total Market Bear 1X Shares	—

On June 18, 2015, the Funds declared income dividends and return of capital distributions with an ex-date of June 23, 2015 and payable date of June 30, 2015. The income and return of capital per share for each Fund was as follows:

Funds	Per Share Income Distribution	Per Share Return of Capital Distribution
Direxion All Cap Insider Sentiment Shares	$0.16048	$—
Direxion iBillionaire Index ETF	0.03030	—
Direxion NASDAQ-100® Equal Weighted Index Shares	0.13321	—
Direxion S&P 500® Volatility Response Shares	0.23020	—
Direxion Value Line® Conservative Equity ETF	0.04055	—
Direxion Value Line® Small- and Mid-Cap High Dividend ETF	0.07417	—
Direxion Value Line® Mid- and Large-Cap High Dividend ETF	0.05938	—
Direxion Zacks MLP High Income Shares	—	0.76000
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—
Direxion Daily Total Market Bear 1X Shares	—	—

The Trust has evaluated subsequent events through the issuance of the Funds’ financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds’ financial statements.

66	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	67

Direxion Shares ETF Trust

Trustees and Officers

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 47	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	145	None.

Eric W. Falkeis(2) Age: 41	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013-April 2014; formerly, Senior Vice President, USBFS, September 2007-March 2013; Chief Financial Officer, USBFS, April 2006-March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	145	Trustee, Professionally Managed Portfolios (45 Funds).

Independent Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	145	None.

68	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	145	Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).

David L. Driscoll Age: 45	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	145	None.

Jacob C. Gaffey Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008-2012.	145	Director, Costa, Inc. (formerly A.T. Cross, Inc.).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)	Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)	The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 70 of the 125 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 16 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	69

Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 47	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	145	N/A

Eric W. Falkeis(2) Age: 41	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013-April 2014; formerly, Senior Vice President, USBFS, September 2007-March 2013; Chief Financial Officer, USBFS, April 2006-March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	145	Trustee, Professionally Managed Portfolios (45 Funds).

Brian Jacobs Age: 54	President	One Year; Since 2014	President, since April 2014, Rafferty Asset Management, LLC; formerly, Managing Partner, Jacobs Strategic Consulting (2012-2014); formerly, Chief Executive Officer, Hatteras Funds (2010-2012); formerly, Chief Distribution Officer, Baron Capital (2009); formerly, Managing Director, Allianz Global Investors (2000-2008).	N/A	Formerly, Board Member, Wheelhouse Analytics; formerly, Board Member, Raise Hope Foundation.

70	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 41	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 39	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May-August 2009; Summer Associate at Foley & Lardner, LLP May-August 2008; Vice President USBFS November 2003-August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)	Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)	The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 70 of the 125 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 16 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	71

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreements

April 30, 2015 (Unaudited)

New Fund Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“ETF Trust”) considered at its November 25, 2014 Board meeting in approving the advisory agreement between Rafferty Asset Management, LLC (“Rafferty”) and the ETF Trust (“Advisory Agreement”), on behalf of the Direxion Value Line Mid- and Large-Cap High Dividend ETF, Direxion Value Line Small and Mid-Cap High Dividend ETF and the Direxion Value Line Conservative Equity ETF, each a series of the ETF Trust (the “Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Advisory Agreement, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, the advisory fee rates to be paid to Rafferty and each Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.    The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the ETF Trust, as well as the Direxion Funds and Direxion Insurance Trust, since their respective inception dates. Further, the Board noted that, although Rafferty does not manage other funds with identical underlying indices, Rafferty has developed an expertise in managing funds with investment strategies similar to the Funds, in that each Fund seeks to achieve investment returns that correlate with an underlying index. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations. The Board also considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the Funds had not commenced operations, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.    The Board considered the fees to be paid to Rafferty on an annual basis, including the contractual fee waivers. In this regard, Rafferty advised the Board that the advisory fee rates and contractual fee waivers for the Funds are similar to the total advisory fee rates for comparable exchange-traded funds and the advisory fee rates charged to comparable series of the ETF Trust. The Board also considered the total projected expense ratios for the Funds compared to comparable exchange-traded funds, or other products, with investment strategies similar to the Funds, in that each Fund seeks to achieve investment returns that correlate with an underlying index. The Board considered that Rafferty agreed to limit the total expenses for each Fund via contractual fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that because the Funds had not commenced operations, Rafferty did not have any prior profit data related to the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.    The Board considered whether economies of scale may be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets.

Other Benefits.    The Board considered Rafferty’s representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other mutual fund accounts. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, such benefits to Rafferty would be fair and reasonable.

72	DIREXION SEMI-ANNUAL REPORT

Conclusion.    Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory Agreement.

DIREXION SEMI-ANNUAL REPORT	73

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, New York 10019

www.direxioninvestments.com

Investment Advisor

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.),

35th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 01401

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxioninvestments.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

74	DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2015

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxioninvestments.com

1.25X BULL FUNDS

Direxion Daily S&P 500® Bull 1.25X Shares
Direxion Daily Small Cap Bull 1.25X Shares

Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares

2X BULL FUNDS

Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily Mid Cap Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

Direxion Daily 7-10 Year Treasury Bull 2X Shares

3X BULL FUNDS	3X BEAR FUNDS

Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Direxion Daily Brazil Bull 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares

Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the “ETFs”) covers the period from November 1, 2014 to April 30, 2015 (the “Semi-Annual Period”).

Market Review:

The S&P 500 Index gained 0.77% in the first week of the Semi-Annual Period, climbing back to new record highs as investors continued to put money back into the market following mid October’s selloff. The market was also broadly supported by the U.S. mid-term election results in which the Republican Party won control of the Senate and the House of Representatives. The decision by OPEC countries not to cut production in the face of increased global supply led to a sharp decline in oil prices over the final days of November. Despite concerns over global growth, domestic U.S. economic data remained strong. Weak oil prices provided a boost to household incomes leading to better retail sales and consumer confidence reports. The University of Michigan’s consumer confidence index rose sharply in December to its highest level of the current economic expansion. During the first quarter of 2015 U.S. small cap stocks performed well. The performance was due to their lower exposure to foreign markets which had become more challenging for U.S. firms because of the strong U.S. dollar. A 5.86% rebound in oil prices helped the energy sector in February. The S&P 500 Index reached an all-time high later in the month following assurances from Federal Reserve Chairwoman Yellen that policymakers were not in a hurry to raise interest rates despite growing evidence of strength in the U.S. economy. On April 24, 2015, the S&P 500 Index reached another record high of 2,117.69 before falling back at the end of the month, ending with modest gains. The S&P 500 Index had a total return of 4.39% during the Semi-Annual period.

A familiar story continued into the end of 2014 and throughout the Semi-Annual Period; yields fell globally due to sluggish growth, near-zero inflation and constant geopolitical tension. While U.S. government bond yields have declined since the start of 2014, yields have become much lower and even negative in several countries across Europe. Since the start of the Semi-Annual Period, the 10-year U.S. Treasury Note has gained 1.60% and U.S. long-bonds led the fixed income world in terms of performance. The NYSE 20+ Year Treasury Bond Index gained 6.84% over the course of the Semi-Annual Period, compared to a 2.06% gain seen in the Barclays U.S. Aggregate Bond Total Return Index. High Yield returns failed to impress, as investors who reached for yield through corporate credit only saw gains of 1.19%, as measured by the Barclays High Yield Total Return Index. Despite the conclusion of Quantitative Easing in October and the Federal Reserve’s removal of the word “patient” back in March, the most recent update from the Federal Reserve came with lowered forecasts for growth, unemployment and inflation.

Chinese stocks continued their impressive bull rally during the Semi-Annual Period, thanks to continued government intervention and strong international demand. FTSE China 50 Net Total Return Index, the Hong Kong dominated Index, rose 30.16% for the period. The CSI 300 Net Total Return Index USD, which tracks Chinese A-Shares, performed even better with an 86.75% return thanks to a strong rally through March and April. Developed Market stocks also performed well in this period, rising 6.81% as measured by the MSCI Daily Total Return Net EAFE USD. The Developed Markets (ex-US) performed well, in part, due to a strong rally in Europe, which launched their own version of quantitative easing in January. Poor performers for the Semi-Annual Period included South Korea, Latin America and Russia. Russian stocks, as measured by Market Vectors Russia Index Total Return Net, saw declines of 6.65% due to continued uncertainty in the Ukraine, economic sanctions and a weak Ruble. The weakness in Latin American stocks was led by Brazilian stocks, which were down 15.46%, as measured by the MSCI Brazil 25-50 Net USD Index. Brazilian stocks saw steep declines when Dilma Rousseff was reelected in October and continued that decline throughout the Semi-Annual Period. Brazil has also been besieged by continued protests, demanding the impeachment of President Dilma Rousseff due to perceived government corruption.

The CBOE Volatility (VIX) Index seemed little changed over the course of the Semi-Annual Period, having gained only 3.71% from the start of November to the end of April. But on December 31, the VIX Index sat at 19.20, having fallen almost 19% in just six trading days from its Semi-Annual period high of 23.57. As domestic market volatility resumed and the S&P 500 Index continued to trend higher, the VIX Index continued to make new lows. Looking past the spike beyond 25, the VIX Index currently closed the Semi-Annual Period only slightly higher than the average levels in 2013

4	DIREXION SEMI-ANNUAL REPORT

and 2014. Analysts have attributed the return to low VIX levels to the lack of market-moving news between the first-quarter earnings season and the Federal Reserve’s meeting in June. Large scale events such as the move in crude oil and the removal of the Euro peg by the Swiss National Bank, in addition to looming interest rate activity by the Federal Reserve, has brought upon an interesting time in the markets; a time without a firm consensus.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 125%, 200%, 300% or -300% of the performance of a particular benchmark.

The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word “Bull” in their name attempt to provide investment results that correlate to 125%, 200% or 300% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF’s objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments so it generates economic exposure consistent with the ETF’s investment objective. These financial instruments include derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Index”). The models and a description of how they work are available on the Direxion Shares website (www.direxioninvestments.com) under Tools/Tracking Center. The models do not take into account the size of an ETF, the ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining an ETF’s portfolio.

DIREXION SEMI-ANNUAL REPORT	5

Factors Affecting Direxion Shares Performance:

—	Benchmark Performance – The daily performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

—	Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 125%, 200% or 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF’s gains or losses and increases the investment’s risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

—	Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily returns of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF’s daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF’s performance while trending, low volatility markets enhance an ETF’s performance.

—	Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus a spread and a Bear ETF receives LIBOR minus a spread as applied to the borrowed portion of the ETF’s exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull ETF’s performance while a Bear ETF receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position.

—	Optimized Baskets – Each Bull ETF may hold a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

—	Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury’s Semi-Annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

—	Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF’s prospectus and may be larger than many traditional index ETFs’ fees which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF’s use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily S&P 500® Bull 1.25X Shares seeks to provide, before fees and expenses, 125% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.45 billion dollars and a median market capitalization of $18.96 billion dollars as of March 31, 2015. Since inception on January 7, 2015, the S&P 500® Index returned 4.76%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily S&P 500® Bull 1.25X Shares returned 5.76% for the aforementioned period. The model indicated an expected return of 5.91% for the Direxion Daily S&P 500® Bull 1.25X Shares.

The Direxion Daily S&P 500® Bull 2X Shares seeks to provide, before fees and expenses, 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the 500 stocks comprising the Index on the basis of market values and industry diversification.

6	DIREXION SEMI-ANNUAL REPORT

Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.45 billion dollars and a median market capitalization of $18.96 billion dollars as of March 31, 2015. For the Semi-Annual Period, the S&P 500® Index returned 4.39%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily S&P 500® Bull 2X Shares returned 7.47%. The model indicated an expected return of 8.16% for the Direxion Daily S&P 500® Bull 2X Shares.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.45 billion dollars and a median market capitalization of $18.96 billion dollars as of March 31, 2015. For the Semi-Annual Period, the S&P 500® Index returned 4.39%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned 9.97% and Direxion Daily S&P 500® Bear 3X Shares returned -16.60%. The model indicated an expected return of 11.23% for the Direxion Daily S&P 500® Bull 3X Shares and an expected return of -15.98% for the Direxion Daily S&P 500® Bear 3X Shares.

The Direxion Daily Mid Cap Bull 2X Shares seeks to provide, before fees and expenses, 200% of the daily return of the S&P Mid Cap 400® Index. The S&P MidCap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The Index is a capitalization-weighted index composed of 400 domestic common stocks. Standard & Poor’s® selects the 400 stocks comprising the Index on the basis of market values and industry diversification. The Index represents approximately 7% of the U.S. equities market. The companies included in the index have an average market capitalization of more than $4.33 billion dollars and a median market capitalization of $3.93 billion dollars as of March 31, 2015. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned 6.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Mid Cap Bull 2X Shares returned 11.92%. The model indicated an expected return of 12.61% for the Direxion Daily Mid Cap Bull 2X Shares.

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the S&P Mid Cap 400® Index, respectively. The S&P MidCap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The Index is a capitalization-weighted index composed of 400 domestic common stocks. Standard & Poor’s® selects the 400 stocks comprising the Index on the basis of market values and industry diversification. The Index represents approximately 7% of the U.S. equities market. The companies included in the index have an average market capitalization of more than $4.33 billion dollars and a median market capitalization of $3.93 billion dollars as of March 31, 2015. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned 6.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 16.80% and the Direxion Daily Mid Cap Bear 3X Shares returned -21.66%. The model indicated an expected return of 18.13% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -21.02% for the Direxion Daily Mid Cap Bear 3X Shares.

The Direxion Daily Small Cap Bull 1.25X Shares seeks to provide, before fees and expenses, 125% of the daily return of the 125% of the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $1.13 billion dollars and a median market capitalization of

DIREXION SEMI-ANNUAL REPORT	7

$755.00 million dollars as of March 31, 2015. Since inception on January 7, 2015 the Russell 2000® Index returned 5.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Small Cap Bull 1.25X Shares returned 6.56% for the aforementioned period. The model indicated an expected return of 6.74% for the Direxion Daily Small Cap Bull 1.25X Shares.

The Direxion Daily Small Cap Bull 2X Shares seeks to provide, before fees and expenses, 200% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $1.13 billion dollars and a median market capitalization of $755.00 million dollars as of March 31, 2015. For the Semi-Annual Period, the Russell 2000® Index returned 4.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Small Cap Bull 2X Shares returned 8.01%. The model indicated an expected return of 8.25% for the Direxion Daily Small Cap Bull 2X Shares.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $1.13 billion dollars and a median market capitalization of $755.00 million dollars as of March 31, 2015. For the Semi-Annual Period, the Russell 2000® Index returned 4.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned 9.78% and the Direxion Daily Small Cap Bear 3X Shares returned -20.16%. The model indicated an expected return of 10.68% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -18.61% for the Direxion Daily Small Cap Bear 3X Shares.

The Direxion Daily FTSE Developed Markets Bull 1.25X Shares seeks to provide, before fees and expenses, 125% of the daily return of the 125% of the FTSE Developed ex North America Index. The FTSE Developed ex North America Index consists of the stocks of large and mid-capitalization companies in developed market countries excluding the United States and Canada. The Index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. As of March 31, 2015, the Index included the following 24 countries: Australia, Austria, Belgium & Luxembourg, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Korea, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom; companies from Japan, the United Kingdom, Switzerland, France Germany and Australia represented the largest percentages in the Index. Since inception on January 7, 2015 the FTSE Developed ex North America Index returned 14.04%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily FTSE Developed Markets Bull 1.25X Shares returned 17.48% for the aforementioned period. The model indicated an expected return of 17.73% for the Direxion Daily FTSE Developed Markets Bull 1.25X Shares.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the MSCI EAFE® Index, respectively. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consisted of 30 developed market country indices. The companies included in the index have an average market capitalization of more than $19.66 billion dollars and a median market capitalization of $9.28 billion dollars as of March 31, 2015. For the Semi-Annual Period, the MSCI EAFE® Index (Net) returned 5.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Developed Markets Bull 3X Shares returned 11.17% and the Direxion Daily Developed Markets

8	DIREXION SEMI-ANNUAL REPORT

Bear 3X Shares returned -18.87%. The model indicated an expected return of 12.56% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of -18.39% for the Direxion Daily Developed Markets Bear 3X Shares.

The Direxion Daily FTSE Emerging Markets Bull 1.25X Shares seeks to provide, before fees and expenses, 125% of the FTSE Emerging Index. The FTSE Emerging Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of March 31, 2015, the Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Since inception on January 7, 2015 the FTSE Emerging Index returned 13.44%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily FTSE Emerging Markets Bull 1.25X Shares returned 16.64% for the aforementioned period. The model indicated an expected return of 16.88% for the Direxion Daily FTSE Emerging Markets Bull 1.25X Shares.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the MSCI Emerging Markets IndexSM, respectively. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 31, 2014 the Index consisted of the following 25 emerging market country indices: Australia, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and United States. For the Semi-Annual Period, the MSCI Emerging Market IndexSM (Net) returned 3.16%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Emerging Markets Bull 3X Shares returned 3.46% and the Direxion Daily Emerging Markets Bear 3X Shares returned -18.39%. The model indicated an expected return of 4.74% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -17.20% for the Direxion Daily Emerging Markets Bear 3X Shares.

The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the FTSE Developed Europe Index. The FTSE Developed Europe Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the large- and mid-cap segments of the developed markets in Europe. As of March 31, 2015, the Index consisted of the following 17 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2015, the Index has an average market capitalization of $23.34 billion and a median market capitalization of $10.88 billion and included companies with capitalizations between $1.10 million and $2.55 billion. For the Semi-Annual period, the FTSE Developed Europe Index returned 5.50%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned 11.79%. The model indicated an expected return of 13.17% for the Direxion Daily FTSE Europe Bull 3X Shares.

The Direxion Daily Latin America Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the S&P® Latin America 40 Index. The S&P Latin America 40 Index is an equity index drawn from five major Latin American markets: Brazil, Mexico, Chile, Colombia, and Peru. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, and capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with an average market capitalization of $19.69 billion and a median market capitalization of $11.98 billion as of March 31, 2015. For the Semi-Annual Period, the S&P® Latin America 40 Index returned -11.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned -38.78%. The model indicated an expected return of -38.00% for the Direxion Daily Latin America Bull 3X Shares.

DIREXION SEMI-ANNUAL REPORT	9

The Direxion Daily Brazil Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the MSCI Brazil 25/50 Index, respectively. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid-cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil. The companies included in the index have an average market capitalization of more than $10.52 billion dollars and a median market capitalization of $4.03 billion dollars as of March 31, 2015. Additionally, as of March 31, 2015, the Index is concentrated in the financial sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of Brazil’s economy. For the Semi-Annual Period, the MSCI Brazil 25/50 Index returned -15.26%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Brazil Bull 3X Shares returned -49.60%. The model indicated an expected return of -48.94% for the Direxion Daily Brazil Bull 3X Shares.

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide, before fees and expenses, 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. As of December 31, 2014, the Index included 300 securities of companies with a market capitalization range of approximately $1.7 billion to $305 billion and an average market capitalization of $14.2 billion. As of December 31, 2014, the Index was concentrated in the financial industry. Since inception on April 16, 2015, the CSI 300 Index returned 8.86%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned 17.38% for the aforementioned period. The model indicated an expected return of 17.49% for the Direxion Daily CSI 300 China A Share Bull 2X Shares.

The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange (SEHK). Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of March 31, 2015, the Index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the Index’s methodology and the varying nature of China’s economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. For the Semi-Annual period, the FTSE China 50 Index returned 30.16%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily FTSE China Bull 3X Shares returned 98.54% and the Direxion Daily FTSE China Bear 3X Shares returned -63.25%. The model indicated an expected return of 101.09% for the Direxion Daily FTSE China Bull 3X Shares and an expected return of -62.65% for the Direxion Daily FTSE China Bear 3X Shares.

The Direxion Daily India Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Indus India Index. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets. For the Semi-Annual Period, the Indus India Index returned -6.87%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned -25.63%. The model indicated an expected return of -24.59% for the Direxion Daily India Bull 3X Shares.

10	DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Japan Bull 3X Shares seeks to provide, before fees and expenses, 300% of the MSCI Japan Index. The MSCI Japan Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The MSCI Japan Total Return Index takes into account both price performance and income from dividend payments. For the Semi-Annual Period, the MSCI Japan Index returned 7.26%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Japan Bull 3X Shares returned 17.97%. The model indicated an expected return of 19.54% for the Direxion Daily Japan Bull 3X Shares.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the Market Vectors Russia Index, respectively. The Market Vectors Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publicly-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. Components of the index must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the index and issuers of such stocks must have traded at least 250,000 shares each month over the previous six months. The index rebalances quarterly. For the Semi-Annual Period, the Market Vectors Russia Index returned -6.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned -49.69% and the Direxion Daily Russia Bear 3X Shares returned -51.52%. The model indicated an expected return of -48.88% for the Direxion Daily Russia Bull 3X Shares and an expected return of -49.74% for the Direxion Daily Russia Bear 3X Shares.

The Direxion Daily South Korea Bull 3X Shares seeks to provide, before fees and expenses, 300% of the MSCI Korea 25/50 Index, respectively. The MSCI Korea 25/50 Index is designed to measure the performance of the large and mid-cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea. The companies included in the index have an average market capitalization of more than $8.75 billion dollars and a median market capitalization of $4.48 billion dollars as of March 31, 2015. Additionally, as of March 31, 2015, the Index is concentrated in the information technology sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of South Korea’s economy. For the Semi-Annual Period, the MSCI Korea 25/50 Index returned 5.58%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily South Korea Bull 3X Shares returned 12.17% during the Semi-Annual Period. The model indicated an expected return of 13.90% for the Direxion Daily South Korea Bull 3X Shares.

The Direxion Daily Basic Materials Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Materials Select Sector Index. The S&P Materials Select Sector Index Includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor’s 500® Index. Nine Select Sector Indexes, including the Materials Select Sector Index, divide the companies that make up the S&P 500 Index. For the Semi-Annual Period, the Materials Select Sector Index returned 5.22%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Basic Materials Bull 3X Shares returned 11.08%. The model indicated an expected return of 12.27% for the Direxion Daily Basic Materials Bull 3X Shares.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the Energy Select Sector Index, respectively. The Energy Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Energy Select Sector Index, divide the companies that make up the S&P 500® Index. For the

DIREXION SEMI-ANNUAL REPORT	11

Semi-Annual Period, the Energy Select Sector Index returned -4.23%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned -21.05% and the Direxion Daily Energy Bear 3X Shares returned -5.71%. The model indicated an expected return of -20.04% for the Direxion Daily Energy Bull 3X Shares and an expected return of -4.96% for the Direxion Daily Energy Bear 3X Shares.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the Russell 1000® Financial Services Index, respectively. The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of March 31, 2015, the Index had an average market capitalization of over $18.65 billion dollars and a median market capitalization of $7.39 billion dollar. For the Semi-Annual Period, the Russell 1000® Financial Services Index returned 3.48%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned 6.65% and the Direxion Daily Financial Bear 3X Shares returned -15.36%. The model indicated an expected return of 7.98% for the Direxion Daily Financial Bull 3X Shares and an expected return of -14.33% for the Direxion Daily Financial Bear 3X Shares.

The Direxion Daily Gold Miners Bull 3X Shares and the Direxion Daily Gold Miners Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the NYSE Arca Gold Miners Index, respectively. The NYSE Arca Gold Miners Index is comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. The companies included in the index have an average market capitalization of more than $3.48 billion dollars and a median market capitalization of $1.50 billion dollars as of March 31, 2015. For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned 17.66%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Gold Miners Bull 3X Shares returned 10.06% and the Direxion Daily Gold Miners Bear 3X Shares returned -71.52%. The model indicated an expected return of 11.87% for the Direxion Daily Gold Miners Bull 3X Shares and an expected return of -71.20% for the Direxion Daily Gold Miners Bear 3X Shares.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and the Direxion Daily Junior Gold Miners Index Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the Market VectorsTM Junior Gold Miners Index, respectively. The Market VectorsTM Junior Gold Miners Index is a cap-weighted total return index. It covers the largest and most liquid small-cap companies that derive 50%+ from Gold or Silver mining or have properties to do so. Companies must have $1 million ADTV, $250k shares/month and $150+ million market cap. The cap weight is limited to a maximum of 8% per company; the index is reviewed quarterly. As of March 31, 2015 the average market cap of the index was $439.28 million and the median market cap was $351.69 million. For the Semi-Annual Period, the Market VectorsTM Junior Gold Miners Index returned 2.74%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 3X Shares returned -43.33% and the Direxion Daily Junior Gold Miners Index Bear 3X Shares returned -74.71%. The model indicated an expected return of -42.57% for the Direxion Daily Junior Gold Miners Index Bull 3X Shares and an expected return of -74.28% for the Direxion Daily Junior Gold Miners Index Bear 3X Shares.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Health Care Select Sector Index. The S&P Health Care Select Sector Index includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor’s 500® Index. Nine Select Sector Indexes, including the Health Care Select Sector Index, divide the companies that make up the S&P 500 Index. For the Semi-Annual Period, the Health Care Select Sector Index returned 7.28%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned 18.05%. The model indicated an expected return of 19.59% for the Direxion Daily Healthcare Bull 3X Shares.

12	DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Natural Gas Related Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the ISE-Revere Natural Gas IndexTM, respectively. The ISE-Revere Natural Gas Index was created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The securities selected for the index derive a substantial portion of their revenues from the exploration and production of natural gas. Eligible candidates are also screened by stock performance variables (such as P/E and ROE) as well as statistical factors. This is done to optimize the performance of the index and to ensure that the index has significant correlation to the price of natural gas. The Index uses an equal weighted methodology due to the diversity in market capitalization size among the component stocks. For this Semi-Annual Period, the ISE-Revere Natural Gas IndexTM returned -19.07%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -64.75%. The model indicated an expected return of -64.31% for the Direxion Daily Natural Gas Related Bull 3X Shares.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the MSCI U.S. REIT IndexSM, respectively. The MSCI US REIT Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The MSCI US REIT Index includes only REIT securities that are of reasonable size in terms of full and free float adjusted market capitalization to ensure that the performance of the Equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different size. For the Semi-Annual Period, the MSCI U.S. REIT IndexSM returned 2.50%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Real Estate Bull 3X Shares returned 2.52% and the Direxion Daily Real Estate Bear 3X Shares returned -14.98%. The model indicated an expected return of 3.83% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -13.55% for the Direxion Daily Real Estate Bear 3X Shares.

The Direxion Daily Retail Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the Russell 1000® Retail Index. The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. These companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Retail Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. For the Semi-Annual Period, the Russell 1000® Retail Index returned 16.86%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 53.27%. The model indicated an expected return of 54.88% for the Direxion Daily Retail Bull 3X Shares.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the PHLX Semiconductor Sector Index, respectively. The PHLX Semiconductor Sector Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of March 31, 2015, the Semiconductor Index included companies with a median market capitalization of $12.72 billion. The average capitalization of the companies comprising the Semiconductor Index was approximately $27.89 billion. For the Semi-Annual Period, the PHLX Semiconductor Index returned 8.62%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned 17.68% and the Direxion Daily Semiconductor Bear 3X Shares returned -29.46%. The model indicated an expected return of 21.16% for the Direxion Daily Semiconductor Bull 3X Shares and an expected return of -30.24% for the Direxion Daily Semiconductor Bear 3X Shares.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the Technology Select Sector Index, respectively. The Technology Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment,

DIREXION SEMI-ANNUAL REPORT	13

instruments & components; wireless telecommunication services; and office electronics. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Technology Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi-Annual Period, the Technology Select Sector Index returned 6.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 14.27% and the Direxion Daily Technology Bear 3X Shares returned -21.93%. The model indicated an expected return of 15.81% for the Direxion Daily Technology Bull 3X Shares and an expected return of -21.14% for the Direxion Daily Technology Bear 3X Shares.

The Direxion Daily 7-10 Year Treasury Bull 2X Shares seeks to provide, before fees and expenses, 200% of the NYSE 7-10 Year Treasury Bond Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual period, the NYSE 7-10 Year Treasury Bond Index returned 3.35%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 2X Shares returned 7.03%. The model indicated an expected return of 6.60% for the Direxion Daily 7-10 Year Treasury Bull 2X Shares.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the NYSE 7-10 Year Treasury Bond Index, respectively. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 3.35%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 9.18% and Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -12.63%. The model indicated an expected return of 9.73% for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and an expected return of -10.50% for the Direxion Daily 7-10 Year Treasury Bear 3X Shares.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide, before fees and expenses, 300% and -300% of the daily return of the NYSE 20 Year Plus Treasury Bond Index, respectively. The NYSE 20 Year Plus Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The NYSE 20 Year Plus Treasury Bond Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 20 Year Plus Treasury Bond Index returned 6.84%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 17.89% and the Direxion Daily 20+ Year Treasury Bear 3X Shares returned -24.82%. The model indicated an expected return of 18.30% for the Direxion Daily 20+ Year Treasury Bull 3X Shares and an expected return of -22.82% for the Direxion Daily 20+ Year Treasury Bear 3X Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Eric Falkeis Principal Executive Officer	Patrick Rudnick Principal Financial Officer

14	DIREXION SEMI-ANNUAL REPORT

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1-866-476-7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF’s prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

ADR (American Depository Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depository Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2015 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT	15

Expense Example

April 30, 2015 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exhange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2014 to April 30, 2015).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period November 1, 2014 to April 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Direxion Daily S&P 500® Bull 1.25X Shares[3]
Based on actual fund return	0.50%	$1,000.00	$1,057.60	$1.61
Based on hypothetical 5% return	0.50%	1,000.00	1,014.05	1.57
Direxion Daily Small Cap Bull 1.25X Shares[3]
Based on actual fund return	0.50%	1,000.00	1,065.60	1.61
Based on hypothetical 5% return	0.50%	1,000.00	1,014.05	1.57
Direxion Daily FTSE Developed Markets Bull 1.25X Shares[3]
Based on actual fund return	0.50%	1,000.00	1,174.80	1.70
Based on hypothetical 5% return	0.50%	1,000.00	1,014.05	1.57
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares[3]
Based on actual fund return	0.50%	1,000.00	1,166.40	1.69
Based on hypothetical 5% return	0.50%	1,000.00	1,014.05	1.57
Direxion Daily CSI 300 China A Share Bull 2X Shares[4]
Based on actual fund return	0.95%	1,000.00	1,173.80	0.42
Based on hypothetical 5% return	0.95%	1,000.00	1,001.66	0.39
Direxion Daily Mid Cap Bull 2X Shares
Based on actual fund return	0.60%	1,000.00	1,119.20	3.15
Based on hypothetical 5% return	0.60%	1,000.00	1,021.82	3.01
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	0.60%	1,000.00	1,074.70	3.09
Based on hypothetical 5% return	0.60%	1,000.00	1,021.82	3.01

16	DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2015 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Direxion Daily Small Cap Bull 2X Shares
Based on actual fund return	0.61%	$1,000.00	$1,080.10	$3.15
Based on hypothetical 5% return	0.61%	1,000.00	1,021.77	3.06
Direxion Daily 7-10 Year Treasury Bull 2X Shares
Based on actual fund return	0.60%	1,000.00	1,070.30	3.08
Based on hypothetical 5% return	0.60%	1,000.00	1,021.82	3.01
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,168.00	5.21
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	783.40	4.20
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,099.70	5.05
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	834.00	4.32
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,097.80	5.10
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	798.40	4.24
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,091.80	4.98
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	873.70	4.41
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,178.90	5.19
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.90%	1,000.00	751.80	3.91
Based on hypothetical 5% return	0.90%	1,000.00	1,020.33	4.51
Direxion Daily Brazil Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	504.00	3.54
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,111.70	5.08
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	811.30	4.31
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,034.60	4.79
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	816.10	4.32
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,985.40	7.18
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86

DIREXION SEMI-ANNUAL REPORT	17

Expense Example

April 30, 2015 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	0.95%	$1,000.00	$367.50	$3.22
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,117.90	4.99
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily India Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	743.70	4.19
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Japan Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,179.70	5.19
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	612.20	3.80
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	503.10	3.58
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	484.80	3.53
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily South Korea Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,121.70	5.00
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Basic Materials Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,110.80	5.02
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Gold Miners Index Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	1,100.60	4.90
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Gold Miners Index Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	284.80	3.09
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,180.50	5.24
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	566.70	3.69
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	252.90	3.01
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	352.50	3.19
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,532.70	6.15
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,176.80	5.34
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	705.40	4.02
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

18	DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2015 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$789.50	$4.26
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	942.90	4.62
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,066.50	5.02
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	846.40	4.35
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,025.20	4.87
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	850.20	4.36
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,142.70	5.15
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	780.70	4.19
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2014 to April 30, 2015, then divided by 365.
[3]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value during the period from January 7, 2015 (commencement of operations) to April 30, 2015, multiplied by the number of days since commencement of operations, then divided by 365.
[4]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value during the period from April 16, 2015 (commencement of operations) to April 30, 2015, multiplied by the number of days since commencement of operations, then divided by 365.

DIREXION SEMI-ANNUAL REPORT	19

Allocation of Portfolio Holdings

April 30, 2015 (Unaudited)

	Cash*	Common Stocks	Investment Companies	Master Limited Partnerships	Swaps	Total
Direxion Daily S&P 500® 1.25X Shares	4%	—	95%	—	1%	100%
Direxion Daily Small Cap Bull 1.25X Shares	6%	—	93%	—	1%	100%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	11%	—	85%	—	4%	100%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	12%	—	84%	—	4%	100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	73%	—	17%	—	10%	100%
Direxion Daily Mid Cap Bull 2X Shares	90%	—	—	—	10%	100%
Direxion Daily S&P 500® Bull 2X Shares	93%	—	—	—	7%	100%
Direxion Daily Small Cap Bull 2X Shares	91%	—	—	—	9%	100%
Direxion Daily 7-10 Year Treasury Bull 2X Shares	92%	—	—	—	8%	100%
Direxion Daily Mid Cap Bull 3X Shares	74%	—	24%	—	2%	100%
Direxion Daily Mid Cap Bear 3X Shares	104%	—	—	—	(4)%	100%
Direxion Daily S&P 500® Bull 3X Shares	72%	—	3%	—	25%	100%
Direxion Daily S&P 500® Bear 3X Shares	118%	—	—	—	(18)%	100%
Direxion Daily Small Cap Bull 3X Shares	91%	—	1%	—	8%	100%
Direxion Daily Small Cap Bear 3X Shares	100%	—	—	—	0%**	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	93%	—	—	—	7%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	112%	—	—	—	(12)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	61%	—	35%	—	4%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	105%	—	—	—	(5)%	100%
Direxion Daily Brazil Bull 3X Shares	71%	—	6%	—	23%	100%
Direxion Daily Developed Markets Bull 3X Shares	68%	—	3%	—	29%	100%
Direxion Daily Developed Markets Bear 3X Shares	109%	—	—	—	(9)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	80%	—	2%	—	18%	100%
Direxion Daily Emerging Markets Bear 3X Shares	113%	—	—	—	(13)%	100%
Direxion Daily FTSE China Bull 3X Shares	81%	—	11%	—	8%	100%
Direxion Daily FTSE China Bear 3X Shares	121%	—	—	—	(21)%	100%
Direxion Daily FTSE Europe Bull 3X Shares	93%	—	—	—	7%	100%
Direxion Daily India Bull 3X Shares	110%	—	5%	—	(15)%	100%
Direxion Daily Japan Bull 3X Shares	33%	—	54%	—	13%	100%
Direxion Daily Latin America Bull 3X Shares	80%	—	6%	—	14%	100%
Direxion Daily Russia Bull 3X Shares	55%	—	1%	—	44%	100%
Direxion Daily Russia Bear 3X Shares	150%	—	—	—	(50)%	100%
Direxion Daily South Korea Bull 3X Shares	81%	—	0%**	—	19%	100%
Direxion Daily Basic Materials Bull 3X Shares	86%	—	—	—	14%	100%
Direxion Daily Gold Miners Index Bull 3X Shares	86%	—	10%	—	4%	100%
Direxion Daily Gold Miners Index Bear 3X Shares	107%	—	0%**	—	(7)%	100%
Direxion Daily Healthcare Bull 3X Shares	68%	—	25%	—	7%	100%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	97%	—	2%	—	1%	100%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	91%	—	—	—	9%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	46%	28%	—	2%	24%	100%
Direxion Daily Retail Bull 3X Shares	26%	54%	—	—	20%	100%
Direxion Daily Semiconductor Bull 3X Shares	99%	9%	—	—	(8)%	100%
Direxion Daily Semiconductor Bear 3X Shares	95%	—	—	—	5%	100%
Direxion Daily Energy Bull 3X Shares	75%	—	3%	—	22%	100%
Direxion Daily Energy Bear 3X Shares	106%	—	—	—	(6)%	100%
Direxion Daily Financial Bull 3X Shares	85%	13%	—	—	2%	100%
Direxion Daily Financial Bear 3X Shares	118%	—	—	—	(18)%	100%
Direxion Daily Real Estate Bull 3X Shares	84%	—	31%	—	(15)%	100%
Direxion Daily Real Estate Bear 3X Shares	88%	—	—	—	12%	100%
Direxion Daily Technology Bull 3X Shares	80%	—	3%	—	17%	100%
Direxion Daily Technology Bear 3X Shares	120%	—	—	—	(20)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*	Cash, cash equivalents and other assets less liabilities.
**	Less than 0.05%.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 1.25X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 95.5%
18,091	SPDR S&P 500 ETF Trust	$3,772,335

	TOTAL INVESTMENT COMPANIES (Cost $3,650,405)	$3,772,335

	TOTAL INVESTMENTS (Cost $3,650,405) - 95.5%	$3,772,335
	Other Assets in Excess of Liabilities - 4.5% (a)	178,589

	TOTAL NET ASSETS - 100.0%	$3,950,924

Percentages are stated as a percent of net assets.

(a)	Includes $11,788 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	559	$1,139,663	(0.380)%	2/8/2016	$30,732

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Daily Small Cap Bull 1.25X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 92.9%
20,419	iShares Russell 2000 ETF	$2,473,966

	TOTAL INVESTMENT COMPANIES (Cost $2,391,034)	$2,473,966

	TOTAL INVESTMENTS (Cost $2,391,034) - 92.9%	$2,473,966
	Other Assets in Excess of Liabilities - 7.1% (a)	189,911

	TOTAL NET ASSETS - 100.0%	$2,663,877

Percentages are stated as a percent of net assets.

(a)	Includes $7,824 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	701	$836,710	0.070%	2/8/2016	$21,425

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Developed Markets Bull 1.25X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 85.1%
30,219	Vanguard FTSE Developed Markets ETF	$1,250,160

	TOTAL INVESTMENT COMPANIES (Cost $1,101,401)	$1,250,160

	TOTAL INVESTMENTS (Cost $1,101,401) - 85.1%	$1,250,160
	Other Assets in Excess of Liabilities - 14.9% (a)	218,425

	TOTAL NET ASSETS - 100.0%	$1,468,585

Percentages are stated as a percent of net assets.

(a)	Includes $5,470 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Developed Markets ETF	14,155	$530,360	(0.330)%	2/8/2016	$57,155

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 83.9%
27,885	Vanguard FTSE Emerging Markets ETF	$1,223,315

	TOTAL INVESTMENT COMPANIES (Cost $1,080,516)	$1,223,315

	TOTAL INVESTMENTS (Cost $1,080,516) - 83.9%	$1,223,315
	Other Assets in Excess of Liabilities - 16.1% (a)	234,620

	TOTAL NET ASSETS - 100.0%	$1,457,935

Percentages are stated as a percent of net assets.

(a)	Includes $1,980 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Emerging Markets ETF	13,631	$543,231	(0.330)%	2/8/2016	$55,164
Deutsche Bank AG London	Vanguard FTSE Emerging Markets ETF	25	1,124	(0.334)%	5/27/2016	(28)

			$544,355			$55,136

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 16.7%
121,010	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	$5,900,448

	TOTAL INVESTMENT COMPANIES (Cost $5,830,192)	$5,900,448

SHORT TERM INVESTMENTS - 27.5%
Money Market Funds - 27.5%
9,670,472	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$9,670,472

	TOTAL SHORT TERM INVESTMENTS (Cost $9,670,472) (b)	$9,670,472

	TOTAL INVESTMENTS (Cost $15,500,664) - 44.2%	$15,570,920
	Other Assets in Excess of Liabilities - 55.8% (c)	19,644,780

	TOTAL NET ASSETS - 100.0%	$35,215,700

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $9,670,472.

(c)	Includes $1,600,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	608,998	$28,873,189	(0.530)%	5/11/2016	$818,552
Citibank N.A.	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	535,833	24,002,360	0.070%	5/16/2016	2,125,553
Credit Suisse International	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	178,611	8,000,787	(0.530)%	5/16/2016	706,517

			$60,876,336			$3,650,622

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Daily Mid Cap Bull 2X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 36.3%
Money Market Funds - 36.3%
2,490,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,490,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,490,000)	$2,490,000

	TOTAL INVESTMENTS (Cost $2,490,000) - 36.3% (b)	$2,490,000
	Other Assets in Excess of Liabilities - 63.7%	4,366,061

	TOTAL NET ASSETS - 100.0%	$6,856,061

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $2,490,000.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P® MidCap 400® IndexTM	370	$567,474	(0.430)%	8/31/2015	$(12,258)
Credit Suisse International	S&P® MidCap 400® IndexTM	8,770	12,515,516	(0.330)%	5/9/2016	695,370

			$13,082,990			$683,112

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.5%
Money Market Funds - 43.5%
7,779,378	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$7,779,378
600,117	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	600,117

	TOTAL SHORT TERM INVESTMENTS (Cost $8,379,495)	$8,379,495

	TOTAL INVESTMENTS (Cost $8,379,495) - 43.5% (b)	$8,379,495
	Other Assets in Excess of Liabilities - 56.5%	10,862,648

	TOTAL NET ASSETS - 100.0%	$19,242,143

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,379,495.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P 500® Index	17,504	$35,343,818	(0.380)%	10/13/2015	$1,355,996
Bank of America Merrill Lynch	S&P 500® Index	949	1,990,500	(0.381)%	6/28/2016	(10,721)

			$37,334,318			$1,345,275

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.4%
Money Market Funds - 39.4%
3,601,042	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$3,601,042

	TOTAL SHORT TERM INVESTMENTS (Cost $3,601,042)	$3,601,042

	TOTAL INVESTMENTS (Cost $3,601,042) - 39.4% (b)	$3,601,042
	Other Assets in Excess of Liabilities - 60.6%	5,536,182

	TOTAL NET ASSETS - 100.0%	$9,137,224

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,601,042.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 2000® Index	11,181	$13,234,856	0.070%	8/31/2015	$483,160
Credit Suisse International	Russell 2000® Index	2,671	2,932,078	0.020%	2/29/2016	348,081
Citibank N.A.	Russell 2000® Index	1,126	1,420,850	0.120%	7/28/2016	(46,237)

			$17,587,784			$785,004

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 2X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 40.5%
Money Market Funds - 40.5%
6,294,058	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$6,294,058

	TOTAL SHORT TERM INVESTMENTS (Cost $6,294,058)	$6,294,058

	TOTAL INVESTMENTS (Cost $6,294,058) - 40.5% (b)	$6,294,058
	Other Assets in Excess of Liabilities - 59.5%	9,232,976

	TOTAL NET ASSETS - 100.0%	$15,527,034

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,294,058.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	239,888	$24,974,344	0.670%	8/31/2015	$1,256,366
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	48,906	5,292,278	0.570%	11/20/2015	(10,479)

			$30,266,622			$1,245,887

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 23.8%
65,162	SPDR S&P MidCap 400® ETF Trust	$17,799,000

	TOTAL INVESTMENT COMPANIES (Cost $18,072,374)	$17,799,000

SHORT TERM INVESTMENTS - 49.0%
Money Market Funds - 49.0%
19,932,794	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$19,932,794
2,680,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	2,680,000
14,041,729	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	14,041,729

	TOTAL SHORT TERM INVESTMENTS (Cost $36,654,523) (b)	$36,654,523

	TOTAL INVESTMENTS (Cost $54,726,897) - 72.8%	$54,453,523
	Other Assets in Excess of Liabilities - 27.2%	20,312,981

	TOTAL NET ASSETS - 100.0%	$74,766,504

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,654,523.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	42,287	$62,497,559	(0.330)%	1/11/2016	$1,087,645
Morgan Stanley Capital Services	S&P MidCap 400® Index	46,266	67,719,321	(0.380)%	2/23/2016	1,830,223
Bank of America Merrill Lynch	S&P MidCap 400® Index	7,000	10,721,174	(0.581)%	5/9/2016	(217,169)
Deutsche Bank AG London	S&P MidCap 400® Index	42,098	64,209,369	(0.430)%	7/24/2018	(1,015,989)

			$205,147,423			$1,684,710

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.9%
Money Market Funds - 71.9%
3,316,214	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,316,214
2,464,254	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,464,254

	TOTAL SHORT TERM INVESTMENTS (Cost $5,780,468)	$5,780,468

	TOTAL INVESTMENTS (Cost $5,780,468) - 71.9% (b)	$5,780,468
	Other Assets in Excess of Liabilities - 28.1%	2,255,032

	TOTAL NET ASSETS - 100.0%	$8,035,500

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,780,468.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	6,594	$9,777,449	(0.070)%	3/1/2016	$(137,319)
Credit Suisse International	S&P MidCap 400® Index	7,069	10,461,187	(0.220)%	6/1/2016	(176,057)
Deutsche Bank AG London	S&P MidCap 400® Index	2,406	3,615,875	(0.070)%	7/24/2018	1,688

			$23,854,511			$(311,688)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.8%
68,760	SPDR S&P 500 ETF Trust	$14,337,835

	TOTAL INVESTMENT COMPANIES (Cost $14,523,418)	$14,337,835

SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
254,513,779	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$254,513,779
268	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	268

	TOTAL SHORT TERM INVESTMENTS (Cost $254,514,047) (b)	$254,514,047

	TOTAL INVESTMENTS (Cost $269,037,465) - 52.0%	$268,851,882
	Other Assets in Excess of Liabilities - 48.0%	248,487,977

	TOTAL NET ASSETS - 100.0%	$517,339,859

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $254,514,047.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	152,811	$242,082,108	(0.480)%	6/17/2015	$86,135,806
UBS Securities LLC	S&P 500® Index	204,587	406,798,192	(0.430)%	10/19/2015	22,354,000
Citibank N.A.	S&P 500® Index	236,699	474,839,551	(0.480)%	2/26/2016	20,710,007
Deutsche Bank AG London	S&P 500® Index	25,401	53,444,717	(0.380)%	5/10/2016	(460,012)
BNP Paribas	S&P 500® Index	40,047	82,840,681	(0.430)%	6/13/2016	1,181,910
BNP Paribas	S&P 500® Index	48,468	99,923,677	(0.430)%	7/18/2016	1,673,449
BNP Paribas	S&P 500® Index	29,311	60,485,084	(0.430)%	8/15/2016	895,771

			$1,420,414,010			$132,490,931

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.3%
Money Market Funds - 81.3%
155,266,582	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$155,266,582
42,076,082	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	42,076,082

	TOTAL SHORT TERM INVESTMENTS (Cost $197,342,664)	$197,342,664

	TOTAL INVESTMENTS (Cost $197,342,664) - 81.3% (b)	$197,342,664
	Other Assets in Excess of Liabilities - 18.7%	45,481,175

	TOTAL NET ASSETS - 100.0%	$242,823,839

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $197,342,664.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P 500® Index	77,521	$161,468,606	(0.170)%	7/27/2015	$(347,865)
Bank of America Merrill Lynch	S&P 500® Index	66,374	132,184,200	(0.219)%	7/28/2015	(7,621,460)
UBS Securities LLC	S&P 500® Index	92,747	190,315,055	0.330%	2/3/2016	(3,713,966)
Citibank N.A.	S&P 500® Index	42,946	85,984,764	(0.170)%	2/26/2016	(4,081,962)
Credit Suisse International	S&P 500® Index	48,633	78,338,939	(0.170)%	6/1/2016	(26,898,804)
BNP Paribas	S&P 500® Index	19,038	38,273,953	(0.070)%	6/13/2016	(1,721,263)
BNP Paribas	S&P 500® Index	2,043	4,029,502	(0.070)%	7/18/2016	(261,553)

			$690,595,019			$(44,646,873)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.7%
44,008	iShares Russell 2000 Index Fund	$5,332,009

	TOTAL INVESTMENT COMPANIES (Cost $5,513,964)	$5,332,009

SHORT TERM INVESTMENTS - 55.0%
Money Market Funds - 55.0%
308,905,049	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$308,905,049
53,123,326	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	53,123,326
28,441,091	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	28,441,091

	TOTAL SHORT TERM INVESTMENTS (Cost $390,469,466) (b)	$390,469,466

	TOTAL INVESTMENTS (Cost $395,983,430) - 55.7%	$395,801,475
	Other Assets in Excess of Liabilities - 44.3%	314,828,091

	TOTAL NET ASSETS - 100.0%	$710,629,566

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $390,469,466.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Russell 2000® Index	213,170	$261,487,526	(0.280)%	8/10/2015	$1,297,899
Morgan Stanley Capital Services	Russell 2000® Index	113,823	126,389,096	0.070%	11/3/2015	13,371,302
Citibank N.A.	Russell 2000® Index	422,268	513,072,085	(0.030)%	2/22/2016	3,166,225
Bank of America Merrill Lynch	Russell 2000® Index	208,752	255,216,128	(0.081)%	2/24/2016	(120,253)
Deutsche Bank AG London	Russell 2000® Index	247,792	306,719,445	(0.030)%	2/26/2016	(4,179,213)
BNP Paribas	Russell 2000® Index	298,204	327,654,019	(0.430)%	5/16/2016	37,832,713
Credit Suisse International	Russell 2000® Index	168,969	206,741,778	(0.010)%	6/30/2016	(368,420)
BNP Paribas	Russell 2000® Index	10,000	11,615,433	(0.430)%	7/18/2016	615,236
BNP Paribas	Russell 2000® Index	60,000	70,421,351	(0.430)%	8/15/2016	2,958,236

			$2,079,316,861			$54,573,725

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
318,001,220	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$318,001,220
114,420,836	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	114,420,836
32,403,392	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	32,403,392

	TOTAL SHORT TERM INVESTMENTS (Cost $464,825,448)	$464,825,448

	TOTAL INVESTMENTS (Cost $464,825,448) - 69.0% (b)	$464,825,448
	Other Assets in Excess of Liabilities - 31.0%	209,049,981

	TOTAL NET ASSETS - 100.0%	$673,875,429

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $464,825,448.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	318,192	$384,637,092	(1.070)%	5/7/2015	$(5,410,007)
UBS Securities LLC	Russell 2000® Index	331,576	410,946,513	(0.070)%	7/21/2015	5,642,538
Deutsche Bank AG London	Russell 2000® Index	103,869	126,907,838	(1.320)%	7/27/2015	(41,560)
Citibank N.A.	Russell 2000® Index	199,951	246,898,206	(1.070)%	3/2/2016	2,387,597
Morgan Stanley Capital Services	Russell 2000® Index	102,981	129,605,209	(0.670)%	5/2/2016	3,806,559
BNP Paribas	Russell 2000® Index	20,000	24,672,165	(1.070)%	5/16/2016	212,590
Bank of America Merrill Lynch	Russell 2000® Index	345,188	423,388,467	(0.919)%	5/25/2016	660,949
BNP Paribas	Russell 2000® Index	20,134	23,388,311	(1.070)%	6/13/2016	(1,403,726)
BNP Paribas	Russell 2000® Index	175,000	209,247,817	(1.070)%	7/18/2016	(6,049,964)
BNP Paribas	Russell 2000® Index	40,000	48,208,916	(1.070)%	8/15/2016	(862,423)

			$2,027,900,534			$(1,057,447)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.4%
Money Market Funds - 63.4%
1,695,357	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$1,695,357
1,260,290	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,260,290

	TOTAL SHORT TERM INVESTMENTS (Cost $2,955,647)	$2,955,647

	TOTAL INVESTMENTS (Cost $2,955,647) - 63.4% (b)	$2,955,647
	Other Assets in Excess of Liabilities - 36.6%	1,706,175

	TOTAL NET ASSETS - 100.0%	$4,661,822

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,955,647.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	45,550	$4,688,475	(0.430)%	5/18/2015	$314,476
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	115,210	(0.430)%	6/15/2015	7,738
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,115	111,226	(0.430)%	7/13/2015	9,279
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	22,833	2,463,148	0.570%	7/27/2015	(2,364)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	137,853	(0.430)%	8/17/2015	8,398
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	55,236	(0.430)%	9/14/2015	3,160
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,480	150,277	(0.430)%	11/16/2015	9,033
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	294	30,441	(0.430)%	12/14/2016	1,163
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	179	18,706	(0.430)%	3/14/2016	489
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	3,319	349,109	(0.430)%	5/16/2016	7,088
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	51,422	5,577,230	0.166%	5/31/2016	(47,745)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	840	88,444	(0.430)%	6/13/2016	1,720

			$13,785,355			$312,435

The accompanying notes are an integral part of these financial statements.

36	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.2%
Money Market Funds - 73.2%
24,016,734	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$24,016,734
9,693,569	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,693,569

	TOTAL SHORT TERM INVESTMENTS (Cost 33,710,303)	$33,710,303

	TOTAL INVESTMENTS (Cost $33,710,303) - 73.2% (b)	$33,710,303
	Other Assets in Excess of Liabilities - 26.8%	12,321,930

	TOTAL NET ASSETS - 100.0%	$46,032,233

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,710,303.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	290,389	$29,907,309	(1.070)%	8/5/2015	$(2,106,061)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	213,667	22,000,274	(1.670)%	9/17/2015	(1,682,155)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	69,069	7,149,372	(1.570)%	3/24/2016	(351,427)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	90,084	9,286,872	(1.570)%	4/18/2016	(489,917)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	127,291	13,399,747	(1.570)%	5/16/2016	(394,925)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	401,230	43,027,452	(0.570)%	5/23/2016	(200,974)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	59,732	6,281,358	(1.570)%	6/13/2016	(181,946)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	32,807	3,470,942	(1.570)%	7/18/2016	(77,042)

			$134,523,326			$(5,484,447)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	37

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 34.8%
258,295	iShares 20+ Year Treasury Bond ETF	$32,532,255

	TOTAL INVESTMENT COMPANIES (Cost $34,230,486)	$32,532,255

SHORT TERM INVESTMENTS - 39.4%
Money Market Funds - 39.4%
19,123,712	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$19,123,712
11,900,083	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	11,900,083
5,893,556	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,893,556

	TOTAL SHORT TERM INVESTMENTS (Cost $36,917,351) (b)	$36,917,351

	TOTAL INVESTMENTS (Cost $71,147,837) - 74.2%	$69,449,606
	Other Assets in Excess of Liabilities - 25.8%	24,130,887

	TOTAL NET ASSETS - 100.0%	$93,580,493

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,917,351.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	385,061	$46,243,941	0.120%	9/17/2015	$2,766,402
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	314,720	40,572,227	(0.180)%	2/12/2016	(869,793)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	314,745	41,033,324	0.019%	2/24/2016	(1,373,740)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	176,883	23,042,245	0.270%	5/9/2016	(759,729)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	779,288	95,051,031	0.070%	5/10/2016	3,984,336

			$245,942,768			$3,747,476

The accompanying notes are an integral part of these financial statements.

38	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.3%
Money Market Funds - 69.3%
215,801,752	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$215,801,752
50,891,183	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	50,891,183
47,746,850	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	47,746,850

	TOTAL SHORT TERM INVESTMENTS (Cost $314,439,785)	$314,439,785

	TOTAL INVESTMENTS (Cost $314,439,785) - 69.3% (b)	$314,439,785
	Other Assets in Excess of Liabilities - 30.7%	139,539,073

	TOTAL NET ASSETS - 100.0%	$453,978,858

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $314,439,785.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	2,907,064	$350,974,127	(0.570)%	5/7/2015	$(18,959,080)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	3,119,560	378,520,613	(0.620)%	9/17/2015	(18,408,742)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	1,477,110	190,974,940	(0.770)%	11/3/2015	4,689,256
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	1,725,426	224,036,162	(0.720)%	2/12/2016	6,038,997
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1,584,157	203,564,395	(1.019)%	2/24/2016	3,975,750

			$1,348,070,237			$(22,663,819)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	39

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.2%
89,114	iShares MSCI Brazil Capped ETF	$3,226,818

	TOTAL INVESTMENT COMPANIES (Cost $3,253,871)	$3,226,818

SHORT TERM INVESTMENTS - 49.9%
Money Market Funds - 49.9%
25,776,715	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$25,776,715
23	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	23

	TOTAL SHORT TERM INVESTMENTS (Cost $25,776,738) (b)	$25,776,738

	TOTAL INVESTMENTS (Cost $29,030,609) - 56.1%	$29,003,556
	Other Assets in Excess of Liabilities - 43.9%	22,715,930

	TOTAL NET ASSETS - 100.0%	$51,719,486

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $25,776,738.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	1,420,456	$48,862,289	(0.480)%	6/10/2015	$2,552,769
Citibank N.A.	iShares MSCI Brazil Capped ETF	996,765	33,783,667	(0.430)%	1/8/2016	2,284,716
Deutsche Bank AG London	iShares MSCI Brazil Capped ETF	681,671	20,975,017	(0.380)%	4/11/2016	3,696,850
BNP Paribas	iShares MSCI Brazil Capped ETF	724,326	22,565,583	(0.430)%	4/18/2016	3,651,047
UBS Securities LLC	iShares MSCI Brazil Capped ETF	372,650	13,703,561	(0.181)%	5/24/2016	(210,268)

			$139,890,117			$11,975,114

The accompanying notes are an integral part of these financial statements.

40	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.3%
16,326	iShares MSCI EAFE ETF	$1,085,842

	TOTAL INVESTMENT COMPANIES (Cost $1,015,624)	$1,085,842

SHORT TERM INVESTMENTS - 59.0%
Money Market Funds - 59.0%
15,274,709	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$15,274,709
4,020,063	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,020,063

	TOTAL SHORT TERM INVESTMENTS (Cost $19,294,772) (b)	$19,294,772

	TOTAL INVESTMENTS (Cost $20,310,396) - 62.3%	$20,380,614
	Other Assets in Excess of Liabilities - 37.7%	12,347,625

	TOTAL NET ASSETS - 100.0%	$32,728,239

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,294,772.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	245,567	$16,242,361	(0.580)%	4/26/2016	$85,597
Deutsche Bank AG London	iShares MSCI EAFE ETF	353,084	20,022,720	(0.380)%	4/29/2016	4,797,629
Credit Suisse International	iShares MSCI EAFE ETF	781,874	47,486,811	(0.380)%	5/23/2016	4,767,328
Citibank N.A.	iShares MSCI EAFE ETF	79,408	5,301,278	(0.481)%	5/23/2016	(20,419)

			$89,053,170			$9,630,135

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	41

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.7%
Money Market Funds - 67.7%
2,790,118	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,790,118
510,021	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	510,021

	TOTAL SHORT TERM INVESTMENTS (Cost $3,300,139)	$3,300,139

	TOTAL INVESTMENTS (Cost $3,300,139) - 67.7% (b)	$3,300,139
	Other Assets in Excess of Liabilities - 32.3%	1,572,709

	TOTAL NET ASSETS - 100.0%	$4,872,848

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,300,139.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	23,363	$1,529,798	0.280%	6/25/2015	$(23,871)
Credit Suisse International	iShares MSCI EAFE ETF	87,780	5,468,025	(0.070)%	5/10/2016	(371,060)
BNP Paribas	iShares MSCI EAFE ETF	29,700	1,970,001	(0.070)%	5/16/2016	(5,407)
Deutsche Bank AG London	iShares MSCI EAFE ETF	78,957	5,237,218	(0.120)%	5/17/2016	(14,491)

			$14,205,042			$(414,829)

The accompanying notes are an integral part of these financial statements.

42	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.9%
103,101	iShares MSCI Emerging Markets ETF	$4,420,971

	TOTAL INVESTMENT COMPANIES (Cost $4,505,411)	$4,420,971

SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
107,548,905	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$107,548,905
29,308,988	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	29,308,988
18,676,275	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	18,676,275

	TOTAL SHORT TERM INVESTMENTS (Cost $155,534,168) (b)	$155,534,168

	TOTAL INVESTMENTS (Cost $160,039,579) - 67.8%	$159,955,139
	Other Assets in Excess of Liabilities - 32.2%	76,048,522

	TOTAL NET ASSETS - 100.0%	$236,003,661

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,534,168.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,503,119	$62,309,854	(0.430)%	6/17/2015	$2,862,674
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	3,763,207	148,326,104	(0.380)%	7/27/2015	12,878,688
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,457,909	60,054,986	(0.330%)	12/22/2015	2,444,851
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	2,871,588	117,233,635	(0.531)%	2/16/2016	5,764,239
Citibank N.A.	iShares MSCI Emerging Markets ETF	784,918	31,184,990	(0.430)%	3/2/2016	2,440,349
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	2,081,094	82,973,218	(0.430)%	4/6/2016	6,208,987
BNP Paribas	iShares MSCI Emerging Markets ETF	279,872	12,084,491	(0.430)%	4/18/2016	(113,900)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,605,565	63,886,268	(0.430)%	5/16/2016	4,932,219
BNP Paribas	iShares MSCI Emerging Markets ETF	945,935	37,437,222	(0.430)%	8/15/2016	3,083,073
BNP Paribas	iShares MSCI Emerging Markets ETF	1,115,480	45,047,867	(0.430)%	9/19/2016	2,743,715

			$660,538,635			$43,244,895

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	43

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.9%
Money Market Funds - 82.9%
55,363,495	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$55,363,495
19,904,734	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	19,904,734
11,741,667	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	11,741,667

	TOTAL SHORT TERM INVESTMENTS (Cost $87,009,896)	$87,009,896

	TOTAL INVESTMENTS (Cost $87,009,896) - 82.9% (b)	$87,009,896
	Other Assets in Excess of Liabilities - 17.1%	17,918,156

	TOTAL NET ASSETS - 100.0%	$104,928,052

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $87,009,896.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	867,743	$35,780,416	(0.067)%	5/22/2015	$(2,219,192)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	782,509	30,893,260	(0.820)%	9/23/2015	(2,711,907)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,374,632	58,538,997	(0.067)%	2/3/2016	(406,643)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,668,183	70,343,745	(0.519)%	2/16/2016	(1,217,365)
Citibank N.A.	iShares MSCI Emerging Markets ETF	839,647	33,742,946	(0.470)%	4/1/2016	(2,289,525)
BNP Paribas	iShares MSCI Emerging Markets ETF	642,825	26,403,587	(0.720)%	5/16/2016	(1,176,188)
Credit Suisse International	iShares MSCI Emerging Markets ETF	591,183	24,646,304	(0.170)%	6/21/2016	(708,607)
BNP Paribas	iShares MSCI Emerging Markets ETF	574,472	21,951,929	(0.720)%	9/19/2016	(2,703,917)

			$302,301,184			$(13,433,344)

The accompanying notes are an integral part of these financial statements.

44	DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 11.3%
428,969	iShares China Large-Cap ETF	$22,018,979

	TOTAL INVESTMENT COMPANIES (Cost $21,875,398)	$22,018,979

SHORT TERM INVESTMENTS - 60.2%
Money Market Funds - 60.2%
78,103,674	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$78,103,674
9,570,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	9,570,000
29,326,498	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	29,326,498

	TOTAL SHORT TERM INVESTMENTS (Cost $117,000,172) (b)	$117,000,172

	TOTAL INVESTMENTS (Cost $138,875,570) - 71.5%	$139,019,151
	Other Assets in Excess of Liabilities - 28.5%	55,358,588

	TOTAL NET ASSETS - 100.0%	$194,377,739

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,000,172.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	3,047,215	$154,530,794	(0.530)%	6/12/2015	$1,848,020
Citibank N.A.	iShares China Large-Cap ETF	1,479,987	65,817,349	(0.430)%	10/20/2015	10,125,760
Deutsche Bank AG London	iShares China Large-Cap ETF	478,008	20,514,401	(0.180)%	1/19/2016	4,015,986
Morgan Stanley Capital Services	iShares China Large-Cap ETF	2,549,196	130,314,899	(0.580)%	5/10/2016	491,252
BNP Paribas	iShares China Large-Cap ETF	2,943,060	150,449,227	(0.430)%	5/16/2016	580,318
Bank of America Merrill Lynch	iShares China Large-Cap ETF	434,220	22,896,657	(0.381)%	5/25/2016	(608,878)

			$544,523,327			$16,452,458

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	45

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 87.2%
Money Market Funds - 87.2%
17,712,489	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$17,712,489
9,540,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	9,540,000
3,121,618	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,121,618

	TOTAL SHORT TERM INVESTMENTS (Cost $30,374,107)	$30,374,107

	TOTAL INVESTMENTS (Cost $30,374,107) - 87.2% (b)	$30,374,107
	Other Assets in Excess of Liabilities -12.8%	4,438,907

	TOTAL NET ASSETS - 100.0%	$34,813,014

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,374,107.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	127,498	$4,741,556	(0.320)%	8/4/2015	$(1,932,111)
Credit Suisse International	iShares China Large-Cap ETF	548,324	27,588,745	(0.470)%	6/12/2015	(560,972)
Citibank N.A.	iShares China Large-Cap ETF	318,530	13,909,013	(0.720)%	10/20/2015	(2,451,546)
Deutsche Bank AG London	iShares China Large-Cap ETF	91,202	3,822,060	(0.820)%	1/19/2016	(863,276)
BNP Paribas	iShares China Large-Cap ETF	22,315	854,494	(0.570)%	4/18/2016	(293,781)
BNP Paribas	iShares China Large-Cap ETF	25,835	986,766	(0.570)%	5/16/2016	(342,422)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	818,070	42,223,661	(0.320)%	5/25/2016	228,226
BNP Paribas	iShares China Large-Cap ETF	82,945	3,291,428	(0.570)%	6/13/2016	(974,428)

			$97,417,723			$(7,190,310)

The accompanying notes are an integral part of these financial statements.

46	DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 17.0%
167,382	Vanguard FTSE Europe ETF	$9,460,430

	TOTAL INVESTMENT COMPANIES (Cost $9,163,050)	$9,460,430

SHORT TERM INVESTMENTS - 48.4%
Money Market Funds - 48.4%
26,838,625	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$26,838,625

	TOTAL SHORT TERM INVESTMENTS (Cost $26,838,625) (b)	$26,838,625

	TOTAL INVESTMENTS (Cost $36,001,675) - 65.4%	$36,299,055
	Other Assets in Excess of Liabilities - 34.6%	19,237,314

	TOTAL NET ASSETS - 100.0%	$55,536,369

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,838,625.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	748,852	$40,787,043	(0.430)%	7/22/2015	$1,776,156
Citibank N.A.	Vanguard FTSE Europe ETF	1,403,705	78,101,280	(0.380)%	8/6/2015	1,410,855
BNP Paribas	Vanguard FTSE Europe ETF	294,003	16,104,812	(0.430)%	5/16/2016	505,344
BNP Paribas	Vanguard FTSE Europe ETF	283,857	15,767,318	(0.430)%	9/12/2016	264,136
BNP Paribas	Vanguard FTSE Europe ETF	50,000	2,825,565	(0.430)%	11/14/2016	199

			$153,586,018			$3,956,690

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Direxion Daily India Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.2%
277,936	PowerShares India Portfolio	$5,839,436

	TOTAL INVESTMENT COMPANIES (Cost $6,242,377)	$5,839,436

SHORT TERM INVESTMENTS - 78.8%
Money Market Funds - 78.8%
71,940,539	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$71,940,539
12,950,131	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% ††(a)	12,950,131
3,172,772	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	3,172,772

	TOTAL SHORT TERM INVESTMENTS (Cost $88,063,442) (b)	$88,063,442

	TOTAL INVESTMENTS (Cost $94,305,819) - 84.0%	$93,902,878
	Other Assets in Excess of Liabilities - 16.0%	17,862,900

	TOTAL NET ASSETS - 100.0%	$111,765,778

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $88,063,442.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	PowerShares India Portfolio	504,377	$11,409,262	(0.680)%	5/29/2015	$(810,165)
UBS Securities LLC	PowerShares India Portfolio	2,638,710	56,516,771	(0.480)%	10/19/2015	(1,080,067)
Citibank N.A.	PowerShares India Portfolio	1,747,394	40,044,021	(0.580)%	12/28/2015	(3,351,615)
Credit Suisse International	PowerShares India Portfolio	2,168,451	47,357,287	(0.430)%	1/11/2016	(1,825,333)
Deutsche Bank AG London	PowerShares India Portfolio	4,269,378	90,795,089	(0.430)%	1/26/2016	(1,155,060)
Bank of America Merrill Lynch	PowerShares India Portfolio	1,618,299	36,226,914	(0.681)%	2/16/2016	(2,289,258)
BNP Paribas	PowerShares India Portfolio	122,607	2,713,839	(0.430)%	4/18/2016	(144,674)
BNP Paribas	PowerShares India Portfolio	709,225	16,295,121	(0.430)%	5/16/2016	(1,400,953)
BNP Paribas	PowerShares India Portfolio	1,162,535	26,988,928	(0.430)%	8/15/2016	(2,593,618)
BNP Paribas	PowerShares India Portfolio	740,205	17,224,560	(0.430)%	9/19/2016	(1,685,019)

			$345,571,792			$(16,335,762)

The accompanying notes are an integral part of these financial statements.

48	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Japan Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 54.0%
726,972	iShares MSCI Japan ETF	$9,348,860

	TOTAL INVESTMENT COMPANIES (Cost $9,467,340)	$9,348,860

SHORT TERM INVESTMENTS - 35.2%
Money Market Funds - 35.2%
2,056,897	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,056,897
4,030,018	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,030,018

	TOTAL SHORT TERM INVESTMENTS (Cost $6,086,915) (b)	$6,086,915

	TOTAL INVESTMENTS (Cost $15,554,255) - 89.2%	$15,435,775
	Other Assets in Excess of Liabilities - 10.8%	1,875,308

	TOTAL NET ASSETS - 100.0%	$17,311,083

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,086,915.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	566,713	$6,506,081	(0.480)%	8/26/2015	$803,571
UBS Securities LLC	iShares MSCI Japan ETF	555,164	6,294,804	(0.480)%	12/2/2015	841,307
BNP Paribas	iShares MSCI Japan ETF	8,233	98,569	(0.430)%	1/15/2016	12,121
Morgan Stanley Capital Services	iShares MSCI Japan ETF	1,570,850	20,512,808	(0.680)%	3/21/2016	(314,776)
BNP Paribas	iShares MSCI Japan ETF	371,185	4,114,780	(0.430)%	5/16/2016	649,597
BNP Paribas	iShares MSCI Japan ETF	239,385	2,763,529	(0.430)%	8/15/2016	311,920

			$40,290,571			$2,303,740

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	49

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.8%
42,565	iShares Latin America 40 ETF	$1,370,593

	TOTAL INVESTMENT COMPANIES (Cost $1,250,561)	$1,370,593

SHORT TERM INVESTMENTS - 60.7%
Money Market Funds - 60.7%
14,334,098	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,334,098

	TOTAL SHORT TERM INVESTMENTS (Cost $14,334,098) (b)	$14,334,098

	TOTAL INVESTMENTS (Cost $15,584,659) - 66.5%	$15,704,691
	Other Assets in Excess of Liabilities - 33.5%	7,902,700

	TOTAL NET ASSETS - 100.0%	$23,607,391

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $14,334,098.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	525,373	$16,614,420	(0.380)%	6/17/2015	$364,819
Citibank N.A.	iShares Latin America 40 ETF	632,639	18,549,659	(0.430)%	12/9/2015	1,812,366
Deutsche Bank AG London	iShares Latin America 40 ETF	563,467	17,542,228	(0.430)%	1/19/2016	706,838
BNP Paribas	iShares Latin America 40 ETF	152,601	4,630,787	(0.430)%	6/13/2016	279,137
BNP Paribas	iShares Latin America 40 ETF	118,283	3,616,028	(0.430)%	7/18/2016	191,552
BNP Paribas	iShares Latin America 40 ETF	164,547	5,244,999	(0.430)%	8/15/2016	52,643

			$66,198,121			$3,407,355

The accompanying notes are an integral part of these financial statements.

50	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.3%
152,370	Market Vectors® Russia ETF	$3,001,689

	TOTAL INVESTMENT COMPANIES (Cost $3,005,337)	$3,001,689

SHORT TERM INVESTMENTS - 65.4%
Money Market Funds - 65.4%
127,619,992	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$127,619,992
29,890,259	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	29,890,259

	TOTAL SHORT TERM INVESTMENTS (Cost $157,510,251) (b)	$157,510,251

	TOTAL INVESTMENTS (Cost $160,515,588) - 66.7%	$160,511,940
	Other Assets in Excess of Liabilities - 33.3%	80,269,795

	TOTAL NET ASSETS - 100.0%	$240,781,735

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $157,510,251.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Russia ETF	9,096,357	$158,878,534	(0.680)%	9/18/2015	$20,209,887
Credit Suisse International	Market Vectors® Russia ETF	9,477,458	142,994,087	(0.080)%	2/23/2016	43,701,083
Bank of America Merrill Lynch	Market Vectors® Russia ETF	6,073,856	119,574,772	(0.481)%	2/24/2016	933,318
Deutsche Bank AG London	Market Vectors® Russia ETF	9,248,632	140,914,662	(0.830)%	5/18/2016	40,977,196
BNP Paribas	Market Vectors® Russia ETF	2,618,731	51,832,394	(0.430)%	11/14/2016	(249,418)

			$614,194,449			$105,572,066

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	51

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.0%
Money Market Funds - 112.0%
52,711,171	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$52,711,171
24,450,071	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	24,450,071

	TOTAL SHORT TERM INVESTMENTS (Cost $77,161,242)	$77,161,242

	TOTAL INVESTMENTS (Cost $77,161,242) - 112.0% (b)	$77,161,242
	Liabilities in Excess of Other Assets - (12.0)%	(8,258,339)

	TOTAL NET ASSETS - 100.0%	$68,902,903

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $77,161,242.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Russia ETF	1,524,739	$25,668,934	(2.320)%	9/18/2015	$(4,420,062)
Credit Suisse International	Market Vectors® Russia ETF	1,962,451	29,807,028	(1.370)%	1/12/2016	(8,985,683)
Deutsche Bank AG London	Market Vectors® Russia ETF	2,745,198	41,776,133	(1.820)%	2/1/2016	(12,482,563)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	3,636,798	64,327,982	(1.569)%	6/27/2016	(8,155,407)
BNP Paribas	Market Vectors® Russia ETF	623,619	12,149,337	(1.570)%	11/14/2016	(137,504)

			$173,729,414			$(34,181,219)

The accompanying notes are an integral part of these financial statements.

52	DIREXION SEMI-ANNUAL REPORT

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.5%
345	iShares MSCI South Korea Capped ETF	$21,104

	TOTAL INVESTMENT COMPANIES (Cost $21,611)	$21,104

SHORT TERM INVESTMENTS - 75.0%
Money Market Funds - 75.0%
2,590,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,590,000
680,005	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	680,005

	TOTAL SHORT TERM INVESTMENTS (Cost $3,270,005) (b)	$3,270,005

	TOTAL INVESTMENTS (Cost $3,291,616) - 75.5%	$3,291,109
	Other Assets in Excess of Liabilities - 24.5%	1,069,034

	TOTAL NET ASSETS - 100.0%	$4,360,143

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,270,005.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	46,641	$2,585,815	(0.480)%	6/26/2015	$275,687
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	37,937	2,377,098	(0.781)%	4/26/2016	(56,695)
BNP Paribas	iShares MSCI South Korea Capped ETF	24,115	1,366,076	(0.430)%	5/16/2016	108,346
BNP Paribas	iShares MSCI South Korea Capped ETF	67,428	3,792,909	(0.430)%	7/18/2016	325,676
BNP Paribas	iShares MSCI South Korea Capped ETF	18,770	1,069,101	(0.430)%	8/15/2016	77,905
BNP Paribas	iShares MSCI South Korea Capped ETF	18,605	1,048,592	(0.430)%	9/19/2016	88,641

			$12,239,591			$819,560

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	53

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.3%
Money Market Funds - 67.3%
3,377,089	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,377,089
1,190,010	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	1,190,010

	TOTAL SHORT TERM INVESTMENTS (Cost $4,567,099)	$4,567,099

	TOTAL INVESTMENTS (Cost $4,567,099) - 67.3% (b)	$4,567,099
	Other Assets in Excess of Liabilities - 32.7%	2,231,045

	TOTAL NET ASSETS - 100.0%	$6,798,144

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,567,099.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	76,458	$3,449,057	(0.430)%	9/14/2015	$388,130
Bank of America Merrill Lynch	Materials Select Sector SPDR® Fund	89,767	4,476,410	(0.481)%	9/25/2015	52,292
BNP Paribas	Materials Select Sector SPDR® Fund	28,663	1,332,758	(0.430)%	10/19/2015	105,905
BNP Paribas	Materials Select Sector SPDR® Fund	6,231	297,314	(0.430)%	11/16/2015	15,617
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	137,722	6,749,043	(0.280)%	2/1/2016	214,495
BNP Paribas	Materials Select Sector SPDR® Fund	6,558	298,213	(0.430)%	5/16/2016	31,762
Credit Suisse International	Materials Select Sector SPDR® Fund	59,095	2,838,668	(0.480)%	5/20/2016	160,701

			$19,441,463			$968,902

The accompanying notes are an integral part of these financial statements.

54	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.0%
4,085,123	Market Vectors® Gold Miners ETF	$82,151,823

	TOTAL INVESTMENT COMPANIES (Cost $81,776,659)	$82,151,823

SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
449,318,840	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$449,318,840
18,980,749	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	18,980,749

	TOTAL SHORT TERM INVESTMENTS (Cost $468,299,589) (b)	$468,299,589

	TOTAL INVESTMENTS (Cost $550,076,248) - 67.0%	$550,451,412
	Other Assets in Excess of Liabilities - 33.0%	271,453,029

	TOTAL NET ASSETS - 100.0%	$821,904,441

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $468,299,589.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Gold Miners ETF	30,432,754	$593,272,958	(0.630)%	5/7/2015	$20,153,214
UBS Securities LLC	Market Vectors® Gold Miners ETF	15,583,805	322,962,060	(0.580)%	7/22/2015	(9,426,098)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	30,663,143	608,977,228	(0.630)%	12/21/2015	7,529,369
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	4,749,335	84,342,542	(0.930)%	3/21/2016	11,055,047
Citibank N.A.	Market Vectors® Gold Miners ETF	12,668,065	231,454,297	(0.580)%	4/18/2016	23,141,877
BNP Paribas	Market Vectors® Gold Miners ETF	7,785,205	151,968,198	(0.430)%	5/16/2016	4,521,421
BNP Paribas	Market Vectors® Gold Miners ETF	7,684,663	170,321,121	(0.430)%	8/15/2016	(15,949,962)
BNP Paribas	Market Vectors® Gold Miners ETF	8,950,739	188,383,345	(0.430)%	9/19/2016	(8,538,466)

			$2,351,681,749			$32,486,402

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	55

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.9%
Money Market Funds - 79.9%
127,978,055	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$127,978,055
28,679,490	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	28,679,490

	TOTAL SHORT TERM INVESTMENTS (Cost $156,657,545)	$156,657,545

	TOTAL INVESTMENTS (Cost $156,657,545) - 79.9% (b)	$156,657,545
	Other Assets in Excess of Liabilities - 20.1%	39,449,089

	TOTAL NET ASSETS - 100.0%	$196,106,634

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $156,657,545.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Market Vectors® Gold Miners ETF	4,357,360	$81,833,444	0.330%	8/5/2015	$(5,752,438)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	10,013,072	196,438,755	0.030%	12/10/2015	(4,922,890)
Citibank N.A.	Market Vectors® Gold Miners ETF	4,524,992	94,537,101	(0.220)%	1/12/2016	3,497,892
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	4,063,640	74,055,954	(0.170)%	2/17/2016	(7,679,688)
Credit Suisse International	Market Vectors® Gold Miners ETF	2,926,450	58,709,003	(0.170)%	5/3/2016	(154,991)
BNP Paribas	Market Vectors® Gold Miners ETF	3,369,075	69,155,338	(0.320)%	9/19/2016	1,360,772

			$574,729,595			$(13,651,343)

The accompanying notes are an integral part of these financial statements.

56	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 24.7%
1,278,027	Health Care Select Sector SPDR® Fund	$91,608,975

	TOTAL INVESTMENT COMPANIES (Cost $91,748,540)	$91,608,975

SHORT TERM INVESTMENTS - 49.9%
Money Market Funds - 49.9%
117,749,728	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$117,749,728
47,840,430	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	47,840,430
19,795,404	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	19,795,404

	TOTAL SHORT TERM INVESTMENTS (Cost $185,385,562) (b)	$185,385,562

	TOTAL INVESTMENTS (Cost $277,134,102) - 74.6%	$276,994,537
	Other Assets in Excess of Liabilities - 23.4% (c)	94,152,051

	TOTAL NET ASSETS - 100.0%	$371,146,588

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $185,385,562.

(c)	Includes $32,770,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Health Care Select Sector SPDR® Fund	2,712,781	$200,020,453	(0.430)%	10/19/2015	$(5,493,406)
BNP Paribas	Health Care Select Sector SPDR® Fund	249,968	16,103,664	(0.430)%	4/18/2016	1,775,608
BNP Paribas	Health Care Select Sector SPDR® Fund	717,290	49,763,996	(0.430)%	5/16/2016	1,592,070
Morgan Stanley Capital Services	Health Care Select Sector SPDR® Fund	1,121,257	82,726,341	(0.430)%	5/17/2016	(2,370,464)
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	32,292,968	(0.480)%	5/23/2016	20,232,932
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	2,757,919	191,371,949	(0.481)%	5/25/2016	7,199,973
Citibank N.A.	Health Care Select Sector SPDR® Fund	1,963,271	144,045,193	(0.480)%	5/27/2016	(3,321,770)
BNP Paribas	Health Care Select Sector SPDR® Fund	1,171,935	82,529,177	(0.430)%	8/15/2016	1,392,740
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	2,842,688	200,592,570	(0.280)%	10/3/2017	3,888,902

			$999,446,311			$24,896,585

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	57

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.2%
163,670	Market Vectors® Junior Gold Miners ETF	$4,081,930

	TOTAL INVESTMENT COMPANIES (Cost $4,235,616)	$4,081,930

SHORT TERM INVESTMENTS - 70.8%
Money Market Funds - 70.8%
121,036,692	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$121,036,692
12,747,565	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	12,747,565

	TOTAL SHORT TERM INVESTMENTS (Cost $133,784,257) (b)	$133,784,257

	TOTAL INVESTMENTS - 73.0% (Cost $138,019,873)	$137,866,187
	Other Assets in Excess of Liabilities - 27.0%	51,115,218

	TOTAL NET ASSETS - 100.0%	$188,981,405

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,784,257.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
UBS Securities, LLC	Market Vectors® Junior Gold Miners ETF	3,295,096	$89,858,309	(0.480)%	10/23/2015	$(7,787,096)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	1,884,478	50,094,324	(0.930)%	12/1/2015	(2,959,255)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,109,248	28,900,517	(0.430)%	12/14/2015	(1,296,250)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	500,000	13,852,770	(0.430)%	1/15/2016	(1,406,968)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	3,768,633	94,601,604	(0.630)%	5/3/2016	(623,563)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	477,962	11,958,609	(0.381)%	5/16/2016	(40,133)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,350,000	37,475,993	(0.430)%	5/16/2016	(3,878,378)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	10,183,636	233,660,592	(0.680)%	10/8/2018	20,044,495

			$560,402,718			$2,052,852

The accompanying notes are an integral part of these financial statements.

58	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.0%
Money Market Funds - 78.0%
63,271,277	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$63,271,277
6,071,233	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	6,071,233

	TOTAL SHORT TERM INVESTMENTS (Cost $69,342,510)	$69,342,510

	TOTAL INVESTMENTS (Cost $69,342,510) - 78.0% (b)	$69,342,510
	Other Assets in Excess of Liabilities - 22.0%	19,536,145

	TOTAL NET ASSETS - 100.0%	$88,878,655

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,342,510.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	328,574	$14,342,672	(0.420)%	8/17/2015	$6,096,720
UBS Securities LLC	Market Vectors® Junior Gold Miners ETF	1,954,789	52,889,113	0.130%	10/22/2015	4,153,479
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	883,964	24,253,578	(0.320)%	12/7/2015	2,169,703
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	3,304,955	79,203,915	(0.220)%	4/8/2016	(3,232,199)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	477,962	11,958,609	(0.819)%	5/16/2016	34,154
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	3,741,251	92,496,493	(0.170)%	6/17/2016	(812,490)

			$275,144,380			$8,409,367

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	59

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 27.9%
Funds, Trusts, and Other Financial Vehicles - 1.2%
109,335	Enerplus Corp.	$1,378,714

Oil and Gas Extraction - 23.7%
12,978	Anadarko Petroleum Corp.	1,221,230
36,152	Cabot Oil & Gas Corp.	1,222,661
73,700	Chesapeake Energy Corp.	1,162,249
9,528	Cimarex Energy Co.	1,185,283
238,690	Comstock Resources, Inc.	1,281,765
17,627	Devon Energy Corp.	1,202,338
94,153	Encana Corp.	1,337,914
660,281	EXCO Resources, Inc.	1,360,179
355,547	Goodrich Petroleum Corp. (a)	1,375,967
22,566	Gulfport Energy Corp. (a)	1,104,380
444,058	Magnum Hunter Resources Corp. (a)	972,487
48,690	Matador Resources Co. (a)	1,349,687
23,086	Noble Energy, Inc.	1,170,922
49,815	QEP Resources, Inc.	1,120,837
22,433	Range Resources Corp.	1,425,841
687,064	SandRidge Energy, Inc. (a)	1,298,551
23,340	SM Energy Co.	1,353,020
45,487	Southwestern Energy Co. (a)	1,275,001
61,505	Statoil ASA ADR	1,305,751
65,538	Stone Energy Corp. (a)	1,118,734
132,218	Talisman Energy, Inc.	1,053,777
67,175	Ultra Petroleum Corp. (a)	1,143,990
93,191	WPX Energy, Inc. (a)	1,281,376

		28,323,940

Support Activities for Mining - 2.0%
54,932	Rice Energy, Inc. (a)	1,352,975
91,037	Synergy Resources Corp. (a)	1,090,624

		2,443,599

Utilities - 1.0%
13,327	EQT Corp.	1,198,630

	TOTAL COMMON STOCKS (Cost $30,275,989)	$33,344,883

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 2.1%
Oil and Gas Extraction - 2.1%
90,793	Linn Energy LLC	$1,257,483
71,565	Vanguard Natural Resources LLC	1,180,823

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,109,257)	$2,438,306

SHORT TERM INVESTMENTS - 43.8%
Money Market Funds - 43.8%
49,104,908	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$49,104,908
3,260,276	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	3,260,276

	TOTAL SHORT TERM INVESTMENTS (Cost $52,365,184) (c)	$52,365,184

	TOTAL INVESTMENTS - 73.8% (Cost $84,750,430)	$88,148,373
	Other Assets in Excess of Liabilities - 26.2%	31,321,878

	TOTAL NET ASSETS - 100.0%	$119,470,251

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $52,365,184.

ADR — American Depository Receipt

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	1,161,541	$73,455,402	(0.330)%	7/17/2015	$11,675,600
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	217,305	14,457,189	0.120%	3/28/2016	1,472,981
Citibank N.A.	ISE-Revere Natural Gas IndexTM	1,729,173	114,286,634	(0.380)%	4/20/2016	12,392,920
Credit Suisse International	ISE-Revere Natural Gas IndexTM	810,911	56,654,217	(0.480)%	5/16/2016	2,708,155
BNP Paribas	ISE-Revere Natural Gas IndexTM	490,983	35,947,496	(0.430)%	11/14/2016	(20,050)

			$294,800,938			$28,229,606

The accompanying notes are an integral part of these financial statements.

60	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 54.2%
Broadcasting (except Internet) - 0.7%
10,821	Liberty Interactive Corp. Class A (a)	$311,212

Building Material and Garden Equipment and Supplies Dealers - 10.7%
28,624	Home Depot, Inc.	3,062,195
20,981	Lowe’s Companies, Inc.	1,444,752

		4,506,947

Clothing and Clothing Accessories Stores - 7.0%
1,604	Abercrombie & Fitch Co. Class A	36,058
2,868	Ascena Retail Group, Inc. (a)	42,991
3,378	Chicos FAS, Inc.	56,953
530	Dillard’s, Inc. Class A	69,743
1,656	DSW, Inc. Class A	60,063
3,215	Foot Locker, Inc.	191,132
5,530	Gap, Inc.	219,209
5,359	L Brands, Inc.	478,880
3,056	Nordstrom, Inc.	230,911
4,683	Ross Stores, Inc.	463,055
15,439	TJX Companies, Inc.	996,433
2,236	Urban Outfitters, Inc. (a)	89,530

		2,934,958

Electronics and Appliance Stores - 0.9%
1,424	Aaron’s, Inc.	48,416
6,331	Best Buy Co., Inc.	219,369
2,392	GameStop Corp. Class A	92,188

		359,973

Furniture and Home Furnishings Stores - 1.0%
3,832	Bed Bath & Beyond, Inc. (a)	270,002
2,075	Williams-Sonoma, Inc.	152,575

		422,577

General Merchandise Stores - 17.6%
1,178	Big Lots, Inc.	53,681
9,698	Costco Wholesale Corp.	1,387,299
6,834	Dollar General Corp.	496,900
4,559	Dollar Tree, Inc. (a)	348,353
2,109	Family Dollar Stores, Inc.	164,797
6,720	J.C. Penney Co., Inc. (a)	55,776
4,598	Kohl’s Corp.	329,447
7,509	Macy’s, Inc.	485,307
588	Sears Holdings Corp. (a)	23,485
13,971	Target Corp.	1,101,334
3,053	Tractor Supply Co.	262,741
35,124	Wal-Mart Stores, Inc.	2,741,428

		7,450,548

Health and Personal Care Stores - 0.8%
3,569	Sally Beauty Holdings, Inc. (a)	111,388
1,418	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	214,246

		325,634

Merchant Wholesalers, Durable Goods - 1.2%
2,339	O’Reilly Automotive, Inc. (a)	509,504

Shares		Fair Value
Merchant Wholesalers, Nondurable Goods - 0.3%
1,667	CST Brands, Inc.	$69,531
1,300	Nu Skin Enterprises, Inc. Class A	73,515

		143,046

Miscellaneous Store Retailers - 0.6%
14,255	Staples, Inc.	232,642

Motion Picture and Sound Recording Industries - 1.7%
1,322	Netflix, Inc. (a)	735,693

Motor Vehicle and Parts Dealers - 2.8%
1,608	Advance Auto Parts, Inc.	229,944
1,520	AutoNation, Inc. (a)	93,556
719	AutoZone, Inc. (a)	483,642
4,605	CarMax, Inc. (a)	313,647
939	Penske Automotive Group, Inc.	45,833

		1,166,622

Nonstore Retailers - 8.3%
8,282	Amazon.com, Inc. (a)	3,493,182
292	zulily, inc. (a)	3,640

		3,496,822

Petroleum and Coal Products Manufacturing - 0.2%
1,031	Murphy USA, Inc. (a)	67,355

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.4%
1,103	Cabela’s, Inc. (a)	58,172
2,129	Dick’s Sporting Goods, Inc.	115,520
612	The Michaels Companies, Inc. (a)	15,826

		189,518

	TOTAL COMMON STOCKS (Cost $20,633,268)	$22,853,051

SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
7,553,633	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$7,553,633
8,760,875	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	8,760,875

	TOTAL SHORT TERM INVESTMENTS (Cost $16,314,508) (c)	$16,314,508

	TOTAL INVESTMENTS (Cost $36,947,776) - 92.8%	$39,167,559
	Other Assets in Excess of Liabilities - 7.2%	3,057,829

	TOTAL NET ASSETS - 100.0%	$42,225,388

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,314,508.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	61

Direxion Daily Retail Bull 3X Shares

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell Retail 1000® Index	1,945	$2,306,662	(0.330)%	8/7/2015	$2,910,309
Credit Suisse International	Russell Retail 1000® Index	13,308	31,771,677	(0.330)%	1/11/2016	2,936,713
Morgan Stanley Capital Services	Russell Retail 1000® Index	16,141	38,943,144	(0.480)%	2/23/2016	3,128,908
BNP Paribas	Russell Retail 1000® Index	4,045	10,765,172	(0.430)%	5/16/2016	(242,460)
BNP Paribas	Russell Retail 1000® Index	4,480	11,988,071	(0.430)%	11/14/2016	(334,780)

			$95,774,726			$8,398,690

The accompanying notes are an integral part of these financial statements.

62	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 9.1%
Computer and Electronic Product Manufacturing - 8.4%
9,741	Altera Corp.	$406,005
9,651	Analog Devices, Inc.	596,818
22,550	Applied Materials, Inc.	446,264
4,140	ARM Holdings Plc ADR	211,099
13,475	Atmel Corp.	102,140
7,414	Avago Technologies Ltd.	866,548
12,489	Broadcom Corp. Class A	552,076
1,745	Cavium, Inc. (a)	113,059
3,612	Cree, Inc. (a)	114,428
9,917	Freescale Semiconductor Ltd (a)	387,656
33,975	Intel Corp.	1,105,886
7,744	Linear Technology Corp.	357,231
16,546	Marvell Technology Group Ltd.	231,809
9,158	Maxim Integrated Products, Inc.	300,657
6,523	Microchip Technology, Inc.	310,854
31,155	Micron Technology, Inc. (a)	876,390
17,595	NVIDIA Corp.	390,521
6,654	NXP Semiconductor NV (a)	639,582
13,963	ON Semiconductor Corp. (a)	160,854
15,580	QUALCOMM, Inc.	1,059,440
6,897	SanDisk Corp.	461,685
6,178	Skyworks Solutions, Inc.	569,921
8,774	SunEdison, Inc. (a)	222,158
23,028	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	562,804
7,049	Teradyne, Inc.	128,644
19,213	Texas Instruments, Inc.	1,041,537
8,463	Xilinx, Inc.	366,956

		12,583,022

Machinery Manufacturing - 0.7%
2,671	ASML Holding NV ADR	285,904
5,266	KLA-Tencor Corp.	309,641
5,157	Lam Research Corp.	389,766

		985,311

	TOTAL COMMON STOCKS (Cost $13,987,792)	$13,568,333

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.1%
Money Market Funds - 63.1%
94,262,597	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$94,262,597
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	1

	TOTAL SHORT TERM INVESTMENTS (Cost $94,262,598) (c)	$94,262,598

	TOTAL INVESTMENTS - 72.2% (Cost $108,250,390)	$107,830,931
	Other Assets in Excess of Liabilities - 27.8%	41,617,383

	TOTAL NET ASSETS - 100.0%	$149,448,314

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $94,262,598.

ADR — American Depository Receipt

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	82,509	$59,067,150	(0.180)%	4/12/2016	$(2,400,630)
Citibank N.A.	PHLX Semiconductor Sector Index	154,373	111,759,738	(0.530)%	4/25/2016	(5,786,851)
BNP Paribas	PHLX Semiconductor Sector Index	42,859	30,096,449	(0.430)%	5/16/2016	(665,957)
BNP Paribas	PHLX Semiconductor Sector Index	29,714	20,368,070	(0.430)%	6/13/2016	98,564
Credit Suisse International	PHLX Semiconductor Sector Index	251,955	175,456,303	(0.530)%	6/30/2016	(2,311,008)
BNP Paribas	PHLX Semiconductor Sector Index	33,756	22,268,571	(0.430)%	8/15/2016	980,084
BNP Paribas	PHLX Semiconductor Sector Index	38,361	28,182,124	(0.430)%	9/19/2016	(1,842,754)

			$447,198,405			$(11,928,552)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	63

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.3%
Money Market Funds - 60.3%
13,174,806	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$13,174,806
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1

	TOTAL SHORT TERM INVESTMENTS (Cost $13,174,807)	$13,174,807

	TOTAL INVESTMENTS (Cost $13,174,807) - 60.3% (b)	$13,174,807
	Other Assets in Excess of Liabilities - 39.7%	8,680,458

	TOTAL NET ASSETS - 100.0%	$21,855,265

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,174,807.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	58,912	$40,430,522	(0.220)%	2/8/2016	$1,093,555
Credit Suisse International	PHLX Semiconductor Sector Index	36,628	25,137,309	0.130%	6/1/2016	34,590

			$65,567,831			$1,128,145

The accompanying notes are an integral part of these financial statements.

64	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.8%
153,482	Energy Select Sector SPDR® Fund	$12,689,892

	TOTAL INVESTMENT COMPANIES (Cost $12,256,400)	$12,689,892

SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
231,528,063	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$231,528,063

	TOTAL SHORT TERM INVESTMENTS (Cost $231,528,063) (b)	$231,528,063

	TOTAL INVESTMENTS (Cost $243,784,463) - 53.2%	$244,217,955
	Other Assets in Excess of Liabilities - 46.8%	214,533,922

	TOTAL NET ASSETS - 100.0%	$458,751,877

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $231,528,063.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Energy Select Sector Index	568,851	$429,928,576	(0.530)%	1/11/2016	$44,704,093
UBS Securities LLC	Energy Select Sector Index	332,051	262,812,659	(0.430)%	1/11/2016	13,235,101
Citibank N.A.	Energy Select Sector Index	340,611	264,981,533	(0.430)%	2/26/2016	17,807,755
Deutsche Bank AG London	Energy Select Sector Index	77,969	60,167,018	(0.580)%	4/22/2016	4,742,568
BNP Paribas	Energy Select Sector Index	130,000	98,902,577	(0.430)%	5/16/2016	9,015,470
BNP Paribas	Energy Select Sector Index	65,721	50,847,333	(0.430)%	7/18/2016	4,018,073
BNP Paribas	Energy Select Sector Index	40,000	30,627,524	(0.430)%	8/15/2016	2,765,328
BNP Paribas	Energy Select Sector Index	87,951	70,442,009	(0.430)%	9/19/2016	2,635,189

			$1,268,709,229			$98,923,577

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	65

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.9%
Money Market Funds - 69.9%
48,374,686	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$48,374,686

	TOTAL SHORT TERM INVESTMENTS (Cost $48,374,686)	$48,374,686

	TOTAL INVESTMENTS (Cost $48,374,686) - 69.9% (b)	$48,374,686
	Other Assets in Excess of Liabilities - 30.1%	20,870,978

	TOTAL NET ASSETS - 100.0%	$69,245,664

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,374,686.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Energy Select Sector Index	48,026	$37,076,836	(0.070)%	9/23/2015	$(3,027,263)
UBS Securities LLC	Energy Select Sector Index	35,029	28,665,305	0.230%	1/11/2016	(422,379)
Citibank N.A.	Energy Select Sector Index	58,134	45,679,146	(0.270)%	2/26/2016	(2,605,954)
Credit Suisse International	Energy Select Sector Index	109,145	94,221,728	(0.020)%	6/1/2016	2,107,201

			$205,643,015			$(3,948,395)

The accompanying notes are an integral part of these financial statements.

66	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 12.8%
Accommodation - 0.1%
31,632	Host Hotels & Resorts, Inc.	$637,068

Administrative and Support Services - 0.1%
1,546	Dun & Bradstreet Corp.	197,378
5,100	Equifax, Inc.	494,343
7,754	Iron Mountain, Inc.	267,435
7,471	Moody’s Corp.	803,282

		1,762,438

Amusement, Gambling, and Recreation Industries - 0.0% (†)
2,853	Global Payments, Inc.	286,099

Computer and Electronic Product Manufacturing - 0.0% (†)
3,840	CoreLogic, Inc. (a)	150,182

Credit Intermediation and Related Activities - 5.3%
11,299	Ally Financial, Inc. (a)	247,335
37,914	American Express Co.	2,936,439
7,936	Ameriprise Financial, Inc.	994,222
439,523	Bank Of America Corp.	7,001,601
1,860	Bank of Hawaii Corp.	112,325
47,669	Bank Of New York Mellon Corp.	2,018,305
4,250	BankUnited, Inc.	139,655
30,033	BB&T Corp.	1,149,964
1,138	BOK Financial Corp.	74,186
23,892	Capital One Financial Corp.	1,931,668
7,643	CIT Group, Inc.	344,164
126,978	Citigroup, Inc.	6,770,467
6,727	Citizens Financial Group, Inc.	175,238
1,985	City National Corp.	185,002
7,589	Comerica, Inc.	359,794
3,566	Commerce Bancshares, Inc.	152,304
2,217	Cullen/Frost Bankers, Inc.	161,708
19,495	Discover Financial Services	1,130,125
5,992	East West Bancorp, Inc.	243,215
12,026	Fidelity National Information Services, Inc.	751,505
35,550	Fifth Third Bancorp	711,000
9,895	First Horizon National Corp.	141,004
14,858	First Niagara Financial Group, Inc.	135,134
5,751	First Republic Bank	335,226
3,463	FleetCor Technologies, Inc. (a)	557,162
7,478	Fulton Financial Corp.	90,932
22,103	Hudson City Bancorp, Inc.	205,558
34,596	Huntington Bancshares, Inc.	375,713
158,190	JPMorgan Chase & Co.	10,007,099
36,917	KeyCorp	533,451
2,783	Lendingclub Corp. (a)	48,563
5,496	M&T Bank Corp.	657,706
1,052	Nationstar Mortgage Holdings, Inc. (a)	26,405
18,503	New York Community Bancorp, Inc.	318,067
9,886	Northern Trust Corp.	723,161

Shares		Fair Value

4,144	Ocwen Financial Corp. (a)	$35,183
4,260	PacWest Bancorp	192,126
12,959	People’s United Financial, Inc.	195,810
22,324	PNC Financial Services Group, Inc.	2,047,781
4,325	Popular, Inc. (a)	140,260
57,634	Regions Financial Corp.	566,542
3,659	Santander Consumer USA Holdings, Inc.	90,341
2,107	Signature Bank (a)	282,528
17,669	SLM Corp. (a)	180,047
17,987	State Street Corp.	1,387,157
22,270	SunTrust Banks, Inc.	924,205
2,112	SVB Financial Group (a)	280,389
5,370	Synchrony Financial (a)	167,276
5,814	Synovus Financial Corp.	160,815
6,963	TCF Financial Corp.	109,041
3,158	TFS Financial Corp.	46,170
71,801	U.S. Bancorp	3,078,109
83,831	Visa, Inc. Class A	5,537,038
199,608	Wells Fargo & Co.	10,998,401
22,530	Western Union Co.	456,908
8,471	Zions Bancorporation	240,026

		68,861,556

Data Processing, Hosting and Related Services - 0.1%
2,357	Equinix, Inc.	603,227
10,416	Fiserv, Inc. (a)	808,282
7,007	Total System Services, Inc.	277,197

		1,688,706

Forestry and Logging - 0.0% (†)
7,397	Plum Creek Timber Co., Inc.	312,153

Funds, Trusts, and Other Financial Vehicles - 0.0% (†)
11,572	NorthStar Realty Financial Corp.	217,091

Insurance Carriers and Related Activities - 2.9%
14,113	ACE Ltd.	1,509,950
18,984	Aflac, Inc.	1,196,751
686	Alleghany Corp. (a)	324,835
4,116	Allied World Assurance Co. Holdings AG	169,332
17,089	Allstate Corp.	1,190,420
3,020	American Financial Group, Inc.	190,864
57,359	American International Group, Inc.	3,228,738
307	American National Insurance Co.	30,718
11,719	Aon PLC	1,127,719
5,317	Arch Capital Group Ltd. (a)	322,636
6,967	Arthur J. Gallagher & Co.	333,232
2,592	Aspen Insurance Holdings Ltd.	121,124
3,000	Assurant, Inc.	184,380
6,455	Assured Guaranty Ltd.	167,765
4,273	Axis Capital Holdings Ltd.	222,452
76,501	Berkshire Hathaway, Inc. Class B (a)	10,802,706

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	67

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

Insurance Carriers and Related Activities (continued)
5,048	Brown & Brown, Inc.	$161,284
9,637	Chubb Corp.	947,799
6,834	Cincinnati Financial Corp.	346,074
1,109	CNA Financial Corp.	44,693
1,870	Endurance Specialty Holdings Ltd.	112,911
1,021	Erie Indemnity Co. Class A	84,488
1,926	Everest Re Group Ltd.	344,581
11,576	FNF Group	416,620
3,858	FNFV Group (a)	57,677
20,745	Genworth Financial, Inc. Class A (a)	182,349
1,846	Hanover Insurance Group, Inc.	126,580
17,744	Hartford Financial Services Group, Inc.	723,423
4,173	HCC Insurance Holdings, Inc.	237,694
11,024	Lincoln National Corp.	622,746
13,608	Loews Corp.	566,637
583	Markel Corp. (a)	431,793
22,969	Marsh & McLennan Companies, Inc.	1,289,939
5,608	MBIA, Inc. (a)	49,070
1,121	Mercury General Corp.	61,588
39,103	MetLife, Inc.	2,005,593
10,891	Old Republic International Corp.	166,523
1,979	PartnerRE Ltd.	253,312
12,297	Principal Financial Group, Inc.	628,623
2,329	ProAssurance Corp.	104,689
24,747	Progressive Corp.	659,755
19,230	Prudential Financial, Inc.	1,569,168
2,883	Reinsurance Group of America, Inc.	264,140
1,906	RenaissanceRe Holdings Ltd.	195,346
1,825	StanCorp Financial Group, Inc.	131,546
5,504	Torchmark Corp.	308,829
13,435	Travelers Companies, Inc.	1,358,413
10,758	Unum Group	367,493
3,506	Validus Holdings Ltd.	146,656
5,394	Voya Financial, Inc.	228,382
4,196	W.R. Berkley Corp.	205,562
257	White Mountains Insurance Group Ltd.	173,724
12,635	XL Group PLC	468,506

		37,167,828

Management of Companies and Enterprises - 0.0% (†)
6,220	Associated Banc-Corp	116,998

Professional, Scientific, and Technical Services - 0.4%
2,459	Alliance Data Systems Corp. (a)	731,085
5,050	Broadridge Financial Solutions, Inc.	272,296
1,765	FactSet Research System, Inc.	277,794

Shares		Fair Value

Professional, Scientific, and Technical Services (continued)
3,535	Jack Henry & Associates, Inc.	$235,113
3,651	LPL Investment Holdings, Inc.	147,756
42,025	MasterCard, Inc. Class A	3,791,075

		5,455,119

Publishing Industries (except Internet) - 0.2%
11,374	McGraw-Hill Financial, Inc.	1,186,308
4,883	MSCI, Inc. Class A	298,791
14,848	Thomson Reuters Corp.	609,659

		2,094,758

Real Estate - 2.3%
2,997	Alexandria Real Estate Equities, Inc.	276,863
4,686	American Campus Communities, Inc.	188,096
14,746	American Capital Agency Corp.	304,284
6,253	American Homes 4 Rent	105,613
37,956	American Realty Capital Properties, Inc.	342,743
17,658	American Tower Corp.	1,669,211
39,597	Annaly Capital Management, Inc.	398,742
6,505	Apartment Investment & Management Co. Class A	245,434
5,421	AvalonBay Communities, Inc.	890,887
8,470	Biomed Realty Trust, Inc.	175,752
6,396	Boston Properties, Inc.	846,255
7,484	Brandywine Realty Trust	109,117
2,247	Brixmor Property Group, Inc.	52,692
6,961	CBL & Associates Properties, Inc.	125,368
11,708	CBRE Group, Inc. Class A (a)	448,885
3,573	Camden Property Trust	268,261
8,591	Chimera Investment Corp.	130,497
5,226	Columbia Property Trust, Inc.	137,078
5,035	Communications Sales & Leasing, Inc.	151,453
3,899	Corporate Office Properties Trust	102,895
4,859	Corrections Corporation of America	178,763
13,954	Crown Castle International Corp.	1,165,578
12,603	DDR Corp.	214,881
5,656	Digital Realty Trust, Inc.	358,647
6,003	Douglas Emmett, Inc.	171,085
13,774	Duke Realty Corp.	272,863
5,385	Equity Commonwealth (a)	135,756
3,485	Equity Lifestyle Properties, Inc.	184,078
15,094	Equity Residential	1,114,843
2,611	Essex Property Trust, Inc.	579,511
4,847	Extra Space Storage, Inc.	319,563
2,813	Federal Realty Investment Trust	376,014

The accompanying notes are an integral part of these financial statements.

68	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value

Real Estate (continued)
6,877	Forest City Enterprises, Inc. Class A (a)	$163,397
3,526	Gaming & Leisure Properties, Inc.	125,878
23,696	General Growth Properties, Inc.	649,270
19,148	HCP, Inc.	771,473
14,561	Health Care REIT, Inc.	1,048,683
5,237	Healthcare Trust of America, Inc. Class A	135,586
2,385	Home Properties, Inc.	175,441
6,252	Hospitality Properties Trust	188,060
1,648	Howard Hughes Corp. (a)	244,678
1,868	Jones Lang LaSalle, Inc.	310,200
3,611	Kilroy Realty Corp.	256,345
17,159	Kimco Realty Corp.	413,532
6,171	Liberty Property Trust	214,998
6,605	Macerich Co.	540,025
15,329	MFA Financial, Inc.	119,106
3,125	Mid-America Apartment Communities, Inc.	233,156
5,506	National Retail Properties, Inc.	211,430
7,674	Northstar Asset Management Group, Inc.	161,384
6,538	Omega Healthcare Investors, Inc.	235,956
6,301	Paramount Group, Inc.	115,434
6,441	Piedmont Office Realty Trust, Inc. Class A	112,589
2,273	Post Properties, Inc.	129,947
20,886	Prologis, Inc.	839,617
6,009	Public Storage	1,129,151
5,291	Rayonier, Inc.	135,397
6,112	Realogy Holdings Corp. (a)	289,770
9,718	Realty Income Corp.	456,454
3,866	Regency Centers Corp.	242,707
9,891	Retail Properties of America, Inc. Class A	149,453
9,822	Senior Housing Properties Trust	201,056
12,977	Simon Property Group, Inc.	2,355,196
3,984	SL Green Realty Corp.	487,482
18,450	Spirit Reality Capital, Inc.	208,300
9,955	Starwood Property Trust, Inc.	239,020
3,800	Tanger Factory Outlet Centers, Inc.	127,604
2,644	Taubman Centers, Inc.	190,394
15,298	Two Harbors Investment Corp.	160,629
10,510	UDR, Inc.	344,413
4,145	Urban Edge Properties	93,801
13,492	Ventas, Inc.	929,599
7,834	Vornado Realty Trust	810,741
7,700	Washington Prime Group, Inc.	115,500
5,101	Weingarten Realty Investors	167,109
21,998	Weyerhaeuser Co.	693,157
4,154	WP Carey Inc.	263,696

Shares		Fair Value

Real Estate (continued)
1,976	Zillow Group, Inc. (a)	$192,937

		29,421,459

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.4%
2,315	Affiliated Managers Group (a)	523,491
1,145	Artisan Partners Asset Management, Inc.	51,285
5,330	BlackRock, Inc.	1,939,800
3,595	CBOE Holdings, Inc.	202,291
46,988	Charles Schwab Corp.	1,433,134
13,329	CME Group, Inc.	1,211,739
12,064	E*TRADE Financial Corp. (a)	347,323
5,025	Eaton Vance Corp.	206,427
3,924	Federated Investors, Inc. Class B	134,986
16,589	Franklin Resources, Inc.	855,329
18,689	Goldman Sachs Group, Inc.	3,670,893
2,252	Interactive Brokers Group, Inc. Class A	76,455
4,809	IntercontinentalExchange, Inc.	1,079,765
18,084	Invesco Ltd. (b)	749,039
5,159	Lazard Ltd. Class A	273,582
4,340	Legg Mason, Inc.	228,501
64,114	Morgan Stanley	2,392,093
802	Morningstar, Inc.	60,864
4,883	NASDAQ OMX Group, Inc.	237,460
16,780	Navient Corp.	327,881
5,214	Raymond James Financial, Inc.	294,748
5,552	SEI Investments Co.	253,504
10,983	T. Rowe Price Group, Inc.	891,600
11,234	TD Ameritrade Holding Corp.	407,233
5,213	Vantiv, Inc. Class A (a)	203,828
3,563	Waddell & Reed Financial, Inc. Class A	175,727

		18,228,978

Wood Product Manufacturing - 0.0% (†)
15,409	Leucadia National Corp.	366,272

	TOTAL COMMON STOCKS (Cost $168,979,685)	$166,766,705

SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
528,611,604	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$528,611,604
148,004,331	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	148,004,331
50,833,854	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	50,833,854

	TOTAL SHORT TERM INVESTMENTS (Cost $727,449,789) (c)	$727,449,789

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	69

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Fair Value
TOTAL INVESTMENTS (Cost $896,429,474) - 68.6%	$894,216,494
Other Assets in Excess of Liabilities - 31.4%	410,117,202

TOTAL NET ASSETS - 100.0%	$1,304,333,696

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2015.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $727,449,789.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	395,905	$508,840,177	(0.580)%	7/13/2015	$17,259,090
Citibank N.A.	Russell 1000® Financial Services Index	414,251	547,607,757	(0.530)%	1/21/2016	1,384,508
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	168,981	225,867,965	(0.780)%	2/1/2016	(1,956,289)
Deutsche Bank AG London	Russell 1000® Financial Services Index	757,151	996,401,252	(0.480)%	2/17/2016	6,274,667
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	455,692	592,006,438	(0.481)%	2/24/2016	11,982,815
BNP Paribas	Russell 1000® Financial Services Index	73,917	96,540,834	(0.430)%	5/16/2016	1,453,106
BNP Paribas	Russell 1000® Financial Services Index	19,350	25,909,413	(0.430)%	6/13/2016	(196,742)
Credit Suisse International	Russell 1000® Financial Services Index	466,355	631,488,974	(0.520)%	6/30/2016	(12,792,070)
BNP Paribas	Russell 1000® Financial Services Index	30,000	39,327,904	(0.430)%	8/15/2016	461,919
BNP Paribas	Russell 1000® Financial Services Index	54,282	72,663,007	(0.430)%	9/19/2016	(769,575)

			$3,736,653,721			$23,101,429

The accompanying notes are an integral part of these financial statements.

70	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.6%
Money Market Funds - 79.6%
190,947,663	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$190,947,663
30,011,990	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	30,011,990
12,025,159	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	12,025,159

	TOTAL SHORT TERM INVESTMENTS (Cost $232,984,812)	$232,984,812

	TOTAL INVESTMENTS (Cost $232,984,812) - 79.6% (b)	$232,984,812
	Other Assets in Excess of Liabilities - 20.4%	59,558,544

	TOTAL NET ASSETS - 100.0%	$292,543,356

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $232,984,812.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	44,510	$55,116,957	0.330%	7/8/2015	$(4,266,349)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	34,077	44,777,409	(0.420)%	12/15/2015	(456,982)
Citibank N.A.	Russell 1000® Financial Services Index	57,603	74,402,956	(0.570)%	1/21/2016	(2,020,849)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	82,416	106,944,808	(0.419)%	2/16/2016	(2,335,138)
BNP Paribas	Russell 1000® Financial Services Index	37,805	49,784,292	(0.620)%	5/16/2016	(279,657)
Credit Suisse International	Russell 1000® Financial Services Index	336,415	409,720,227	(0.420)%	6/1/2016	(42,837,260)
BNP Paribas	Russell 1000® Financial Services Index	12,928	17,205,353	(0.620)%	9/19/2016	44,836
Deutsche Bank AG London	Russell 1000® Financial Services Index	58,619	77,684,410	(0.320)%	8/21/2017	202,874

			$835,636,412			$(51,948,525)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	71

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 31.4%
475,426	Vanguard REIT ETF	$37,739,316

	TOTAL INVESTMENT COMPANIES (Cost $40,926,529)	$37,739,316

SHORT TERM INVESTMENTS - 58.6%
Money Market Funds - 58.6%
59,228,554	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$59,228,554
127	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	127
11,102,033	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	11,102,033

	TOTAL SHORT TERM INVESTMENTS (Cost $70,330,714) (b)	$70,330,714

	TOTAL INVESTMENTS (Cost $111,257,243) - 90.0%	$108,070,030
	Other Assets in Excess of Liabilities - 10.0%	12,063,424

	TOTAL NET ASSETS - 100.0%	$120,133,454

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $70,330,714.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	44,032	$49,304,462	(0.530)%	11/16/2015	$(726,303)
Credit Suisse International	MSCI US REIT IndexSM	104,778	119,315,280	(0..530)%	1/11/2016	(4,091,579)
Deutsche Bank AG London	MSCI US REIT IndexSM	84,586	100,220,298	(0..380)%	2/17/2016	(7,531,604)
BNP Paribas	MSCI US REIT IndexSM	38,025	46,109,927	(0.430)%	8/15/2016	(4,289,208)
BNP Paribas	MSCI US REIT IndexSM	21,672	24,889,793	(0.430)%	9/19/2016	(1,110,284)
BNP Paribas	MSCI US REIT IndexSM	2,632	2,980,481	(0.430)%	11/14/2016	(107,556)

			$342,820,241			$(17,856,534)

The accompanying notes are an integral part of these financial statements.

72	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.1%
Money Market Funds - 69.1%
5,711,246	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,711,246
2,100,105	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	2,100,105
1,093,874	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,093,874

	TOTAL SHORT TERM INVESTMENTS (Cost $8,905,225)	$8,905,225

	TOTAL INVESTMENTS (Cost $8,905,225) - 69.1% (b)	$8,905,225
	Other Assets in Excess of Liabilities - 30.9%	3,983,926

	TOTAL NET ASSETS - 100.0%	$12,889,151

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $8,905,225.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	7,393	$8,405,621	(0.519)%	2/16/2016	$270,347
Deutsche Bank AG London	MSCI US REIT IndexSM	7,095	8,020,102	(0.720)%	2/17/2016	269,474
Morgan Stanley Capital Services	MSCI US REIT IndexSM	3,150	3,681,401	(0.570)%	2/23/2016	211,988
Credit Suisse International	MSCI US REIT IndexSM	8,073	9,084,870	(0.770)%	5/10/2016	257,171
BNP Paribas	MSCI US REIT IndexSM	4,028	4,668,007	(0.770)%	5/16/2016	255,131
BNP Paribas	MSCI US REIT IndexSM	5,701	6,587,626	(0.770)%	9/19/2016	315,843

			$40,447,627			$1,579,954

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	73

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.7%
123,266	Technology Select Sector SPDR Fund	$5,248,666

	TOTAL INVESTMENT COMPANIES (Cost $5,168,420)	5,248,666

SHORT TERM INVESTMENTS - 61.7%
Money Market Funds - 61.7%
91,309,695	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	91,309,695
28,651,277	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	28,651,277

	TOTAL SHORT TERM INVESTMENTS (Cost $119,960,972) (b)	$119,960,972

	TOTAL INVESTMENTS - 64.4% (Cost $125,129,392)	$125,209,638
	Other Assets in Excess of Liabilities - 35.6%	69,241,841

	TOTAL NET ASSETS - 100.0%	$194,451,479

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $119,960,972.

Long Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Technology Select Sector Index	317,190	$114,617,757	(0.631)%	7/28/2015	$22,538,874
Credit Suisse International	Technology Select Sector Index	341,103	142,330,717	(0.530)%	1/11/2016	3,901,187
Citibank, N.A.	Technology Select Sector Index	213,295	89,925,045	(0.480)%	1/14/2016	1,186,055
Deutsche Bank AG London	Technology Select Sector Index	213,284	88,631,414	(0.680)%	5/10/2016	2,504,976
BNP Paribas	Technology Select Sector Index	92,956	39,341,632	(0.430)%	5/16/2016	381,858
BNP Paribas	Technology Select Sector Index	47,196	19,864,049	(0.430)%	6/13/2016	376,678
BNP Paribas	Technology Select Sector Index	18,017	7,472,063	(0.430)%	7/18/2016	242,925
BNP Paribas	Technology Select Sector Index	57,902	23,449,208	(0.430)%	8/15/2016	1,348,483
BNP Paribas	Technology Select Sector Index	30,976	13,298,027	(0.430)%	9/19/2016	(57,732)
BNP Paribas	Technology Select Sector Index	23,030	9,954,405	(0.430)%	11/14/2016	(127,223)

			$548,884,317			$32,296,081

The accompanying notes are an integral part of these financial statements.

74	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

April 30, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 80.9%
Money Market Funds - 80.9%
11,843,795	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$11,843,795
2,477,035	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	2,477,035

	TOTAL SHORT TERM INVESTMENTS (Cost $14,320,830)	$14,320,830

	TOTAL INVESTMENTS (Cost $14,320,830) - 80.9% (b)	$14,320,830
	Other Assets in Excess of Liabilities - 19.1%	3,378,719

	TOTAL NET ASSETS - 100.0%	$17,699,549

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2015.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,320,830.

Short Equity Swap Contracts

April 30, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	24,043	$10,162,648	(0.320)%	7/27/2015	$(100,621)
Bank of America Merrill Lynch	Technology Select Sector Index	16,203	6,224,479	(0.369)%	7/29/2015	(809,550)
Citibank N.A.	Technology Select Sector Index	38,210	16,192,411	(0.320)%	3/4/2016	(127,400)
Credit Suisse International	Technology Select Sector Index	30,597	10,869,794	(0.070)%	5/10/2016	(2,426,415)
BNP Paribas	Technology Select Sector Index	8,923	3,707,291	(0.520)%	5/16/2016	(109,633)
BNP Paribas	Technology Select Sector Index	6,477	2,791,042	(0.520)%	9/19/2016	18,163

			$49,947,665			$(3,555,456)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	75

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares	Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Assets:
Investments, at fair value (Note 2)	$3,772,335	$2,473,966	$1,250,160	$1,223,315
Cash and cash equivalents	127,916	162,182	150,873	172,372
Cash collateral for swaps	11,788	7,824	5,470	1,980
Due from investment adviser, net	3,067	5,952	3,858	3,864
Dividend and interest receivable	5,057	7	6	7
Due from brokers for swaps	556	952	573	763
Unrealized appreciation on swaps	30,732	21,425	57,155	55,164
Prepaid expenses and other assets	10,323	10,929	10,860	10,861

Total Assets	3,961,774	2,683,237	1,478,955	1,468,326

Liabilities:
Unrealized depreciation on swaps	—	—	—	28
Due to brokers for swaps	—	1	—	—
Accrued expenses and other liabilities	10,850	19,359	10,370	10,363

Total Liabilities	10,850	19,360	10,370	10,391

Net Assets	$3,950,924	$2,663,877	$1,468,585	$1,457,935

Net Assets Consist of:
Capital stock	$3,793,280	$2,447,583	$1,140,427	$1,176,478
Undistributed (Accumulated) net investment income (loss)	(3,678)	3,061	2,654	(783)
Undistributed net realized gain	8,660	108,876	119,590	84,305
Net unrealized appreciation (depreciation) on:
Investment securities	121,930	82,932	148,759	142,799
Swaps	30,732	21,425	57,155	55,136

Net Assets	$3,950,924	$2,663,877	$1,468,585	$1,457,935

Calculation of Net Asset Value Per Share:
Net assets	$3,950,924	$2,663,877	$1,468,585	$1,457,935
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,000	100,000	50,000	50,000
Net assets value, redemption price and offering price per share	$26.34	$26.64	$29.37	$29.16

Cost of Investments	$3,650,405	$2,391,034	$1,101,401	$1,080,516

The accompanying notes are an integral part of these financial statements.

76	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily Mid Cap Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$15,570,920	$2,490,000	$8,379,495
Cash and cash equivalents	12,622,328	4,604,976	11,472,752
Cash collateral for swaps	1,600,000	—	—
Receivable for Fund shares sold	4,732,534	—	—
Due from investment adviser, net	—	187	—
Dividend and interest receivable	297	189	455
Due from brokers for swaps	22,811	12,419	—
Unrealized appreciation on swaps	3,650,622	695,370	1,355,996
Prepaid expenses and other assets	—	6,804	11,608

Total Assets	38,199,512	7,809,945	21,220,306

Liabilities:
Unrealized depreciation on swaps	—	12,258	10,721
Due to investment adviser, net	4,529	—	1,539
Due to brokers for swaps	2,974,057	923,199	1,939,439
Accrued expenses and other liabilities	5,226	18,427	26,464

Total Liabilities	2,983,812	953,884	1,978,163

Net Assets	$35,215,700	$6,856,061	$19,242,143

Net Assets Consist of:
Capital stock	$31,368,532	$6,251,283	$14,805,024
Undistributed (Accumulated) net investment income (loss)	(9,457)	(21,186)	97,805
Undistributed (Accumulated) net realized gain (loss)	135,747	(57,148)	2,994,039
Net unrealized appreciation (depreciation) on:
Investment securities	70,256	—	—
Swaps	3,650,622	683,112	1,345,275

Net Assets	$35,215,700	$6,856,061	$19,242,143

Calculation of Net Asset Value Per Share:
Net assets	$35,215,700	$6,856,061	$19,242,143
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	750,000	200,000	533,236
Net assets value, redemption price and offering price per share	$46.95	$34.28	$36.09

Cost of Investments	$15,500,664	$2,490,000	$8,379,495

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	77

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Small Cap Bull 2X Shares	Direxion Daily 7-10 Year Treasury Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$3,601,042	$6,294,058
Cash and cash equivalents	6,044,395	9,438,769
Due from investment adviser, net	633	—
Dividend and interest receivable	244	387
Due from brokers for swaps	656	177
Unrealized appreciation on swaps	831,241	1,256,366
Prepaid expenses and other assets	5,377	6,660

Total Assets	10,483,588	16,996,417

Liabilities:
Unrealized depreciation on swaps	46,237	10,479
Due to investment adviser, net	—	2,795
Due to brokers for swaps	1,275,358	1,432,773
Accrued expenses and other liabilities	24,769	23,336

Total Liabilities	1,346,364	1,469,383

Net Assets	$9,137,224	$15,527,034

Net Assets Consist of:
Capital stock	$8,021,179	$14,172,208
Accumulated net investment loss	(25,461)	(41,907)
Undistributed net realized gain	356,502	150,846
Net unrealized appreciation (depreciation) on:
Swaps	785,004	1,245,887

Net Assets	$9,137,224	$15,527,034

Calculation of Net Asset Value Per Share:
Net assets	$9,137,224	$15,527,034
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	266,644	349,996
Net assets value, redemption price and offering price per share	$34.27	$44.36

Cost of Investments	$3,601,042	$6,294,058

The accompanying notes are an integral part of these financial statements.

78	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$54,453,523	$5,780,468	$268,851,882	$197,342,664
Cash and cash equivalents	23,598,578	2,591,401	238,428,929	96,054,592
Receivable for Fund shares sold	—	—	96,433	2,736,967
Dividend and interest receivable	1,413	155	10,390	3,547
Unrealized appreciation on swaps	2,917,868	1,688	132,950,943	—
Prepaid expenses and other assets	4,873	4,385	16,451	12,957

Total Assets	80,976,255	8,378,097	640,355,028	296,150,727

Liabilities:
Payable for Fund shares redeemed	138,843	—	—	8,371,129
Unrealized depreciation on swaps	1,233,158	313,376	460,012	44,646,873
Due to investment adviser, net	44,025	6,007	363,149	134,303
Due to brokers for swaps	4,720,000	—	121,782,944	—
Accrued expenses and other liabilities	73,725	23,214	409,064	174,583

Total Liabilities	6,209,751	342,597	123,015,169	53,326,888

Net Assets	$74,766,504	$8,035,500	$517,339,859	$242,823,839

Net Assets Consist of:
Capital stock	$35,002,549	$77,684,235	$324,758,086	$1,223,203,769
Accumulated net investment loss	(373,049)	(106,668)	(2,961,552)	(2,618,792)
Undistributed (Accumulated) net realized gain (loss)	38,725,668	(69,230,379)	63,237,977	(933,114,265)
Net unrealized appreciation (depreciation) on:
Investment securities	(273,374)	—	(185,583)	—
Swaps	1,684,710	(311,688)	132,490,931	(44,646,873)

Net Assets	$74,766,504	$8,035,500	$517,339,859	$242,823,839

Calculation of Net Asset Value Per Share:
Net assets	$74,766,504	$8,035,500	$517,339,859	$242,823,839
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,800,132	189,540	5,701,251	12,925,675
Net assets value, redemption price and offering price per share	$26.70	$42.39	$90.74	$18.79

Cost of Investments	$54,726,897	$5,780,468	$269,037,465	$197,342,664

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	79

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$395,801,475	$464,825,448	$2,955,647	$33,710,303
Cash and cash equivalents	239,002,947	245,276,324	1,830,469	18,962,786
Receivable for Fund shares sold	111,602,588	547,054	—	—
Dividend and interest receivable	11,090	10,206	103	1,013
Due from brokers for swaps	—	—	33,431	—
Unrealized appreciation on swaps	59,241,611	12,710,233	362,544	—
Prepaid expenses and other assets	17,837	22,365	3,959	4,964

Total Assets	805,677,548	723,391,630	5,186,153	52,679,066

Liabilities:
Payable for Fund shares redeemed	—	33,675,915	—	868,537
Unrealized depreciation on swaps	4,667,886	13,767,680	50,109	5,484,447
Due to investment adviser, net	378,145	388,171	1,947	28,762
Due to brokers for swaps	89,506,876	1,251,792	440,154	221,258
Accrued expenses and other liabilities	495,075	432,643	32,121	43,829

Total Liabilities	95,047,982	49,516,201	524,331	6,646,833

Net Assets	$710,629,566	$673,875,429	$4,661,822	$46,032,233

Net Assets Consist of:
Capital stock	$245,679,347	$3,379,289,088	$3,872,135	$113,810,190
Accumulated net investment loss	(3,868,326)	(8,688,974)	(43,797)	(685,121)
Undistributed (Accumulated) net realized gain (loss)	414,426,775	(2,695,667,238)	521,049	(61,608,389)
Net unrealized appreciation (depreciation) on:
Investment securities	(181,955)	—	—	—
Swaps	54,573,725	(1,057,447)	312,435	(5,484,447)

Net Assets	$710,629,566	$673,875,429	$4,661,822	$46,032,233

Calculation of Net Asset Value Per Share:
Net assets	$710,629,566	$673,875,429	$4,661,822	$46,032,233
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,600,034	62,348,480	100,000	2,650,000
Net assets value, redemption price and offering price per share	$82.63	$10.81	$46.62	$17.37

Cost of Investments	$395,983,430	$464,825,448	$2,955,647	$33,710,303

The accompanying notes are an integral part of these financial statements.

80	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$69,449,606	$314,439,785	$29,003,556
Cash and cash equivalents	26,949,438	172,587,415	19,892,191
Receivable for Fund shares sold	—	5,857,887	—
Dividend and interest receivable	1,426	7,569	696
Unrealized appreciation on swaps	6,750,738	14,704,003	12,185,382
Prepaid expenses and other assets	5,405	16,227	5,145

Total Assets	103,156,613	507,612,886	61,086,970

Liabilities:
Unrealized depreciation on swaps	3,003,262	37,367,822	210,268
Due to investment adviser, net	62,661	248,129	23,194
Due to brokers for swaps	6,460,380	15,843,754	9,103,297
Accrued expenses and other liabilities	49,817	174,323	30,725

Total Liabilities	9,576,120	53,634,028	9,367,484

Net Assets	$93,580,493	$453,978,858	$51,719,486

Net Assets Consist of:
Capital stock	$86,397,151	$1,350,567,089	$72,123,253
Accumulated net investment loss	(224,588)	(6,209,118)	(164,477)
Undistributed (Accumulated) net realized gain (loss)	5,358,685	(867,715,294)	(32,187,351)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,698,231)	—	(27,053)
Swaps	3,747,476	(22,663,819)	11,975,114

Net Assets	$93,580,493	$453,978,858	$51,719,486

Calculation of Net Asset Value Per Share:
Net assets	$93,580,493	$453,978,858	$51,719,486
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,000	15,499,789	680,000
Net assets value, redemption price and offering price per share	$85.07	$29.29	$76.06

Cost of Investments	$71,147,837	$314,439,785	$29,030,609

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	81

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$20,380,614	$3,300,139	$159,955,139	$87,009,896
Cash and cash equivalents	13,677,759	2,180,797	84,533,957	30,382,218
Receivable for Fund shares sold	—	—	1,617,738	3,799,304
Dividend and interest receivable	518	86	4,156	1,243
Due from brokers for swaps	—	—	2,200,608	—
Foreign tax reclaims	169	—	—	—
Unrealized appreciation on swaps	9,650,554	—	43,358,795	—
Prepaid expenses and other assets	38,140	38,232	14,864	17,515

Total Assets	43,747,754	5,519,254	291,685,257	121,210,176

Liabilities:
Payable for Fund shares redeemed	—	—	—	2,671,499
Unrealized depreciation on swaps	20,419	414,829	113,900	13,433,344
Due to investment adviser, net	22,322	2,330	162,488	64,235
Due to brokers for swaps	10,952,922	209,716	55,264,435	72,854
Accrued expenses and other liabilities	23,852	19,531	140,773	40,192

Total Liabilities	11,019,515	646,406	55,681,596	16,282,124

Net Assets	$32,728,239	$4,872,848	$236,003,661	$104,928,052

Net Assets Consist of:
Capital stock	$27,498,403	$46,254,477	$332,133,341	$435,966,086
Accumulated net investment loss	(159,611)	(96,245)	(3,450,402)	(1,308,387)
Accumulated net realized loss	(4,310,906)	(40,870,555)	(135,839,733)	(316,296,303)
Net unrealized appreciation (depreciation) on:
Investment securities	70,218	—	(84,440)	—
Swaps	9,630,135	(414,829)	43,244,895	(13,433,344)

Net Assets	$32,728,239	$4,872,848	$236,003,661	$104,928,052

Calculation of Net Asset Value Per Share:
Net assets	$32,728,239	$4,872,848	$236,003,661	$104,928,052
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	450,001	184,916	8,228,932	3,927,763
Net assets value, redemption price and offering price per share	$72.73	$26.35	$28.68	$26.71

Cost of Investments	$20,310,396	$3,300,139	$160,039,579	$87,009,896

The accompanying notes are an integral part of these financial statements.

82	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$139,019,151	$30,374,107	$36,299,055
Cash and cash equivalents	63,181,384	11,772,060	19,730,984
Dividend and interest receivable	2,862	364	668
Due from brokers for swaps	—	—	9,660
Unrealized appreciation on swaps	17,061,336	228,226	3,956,690
Prepaid expenses and other assets	7,065	6,926	4,438

Total Assets	219,271,798	42,381,683	60,001,495

Liabilities:
Unrealized depreciation on swaps	608,878	7,418,536	—
Due to investment adviser, net	95,865	11,721	30,575
Due to brokers for swaps	24,092,647	113,898	4,410,656
Accrued expenses and other liabilities	96,669	24,514	23,895

Total Liabilities	24,894,059	7,568,669	4,465,126

Net Assets	$194,377,739	$34,813,014	$55,536,369

Net Assets Consist of:
Capital stock	$88,764,689	$71,853,174	$53,005,491
Accumulated net investment loss	(580,063)	(191,240)	(68,381)
Undistributed (Accumulated) net realized gain (loss)	89,597,074	(29,658,610)	(1,654,811)
Net unrealized appreciation (depreciation) on:
Investment securities	143,581	—	297,380
Swaps	16,452,458	(7,190,310)	3,956,690

Net Assets	$194,377,739	$34,813,014	$55,536,369

Calculation of Net Asset Value Per Share:
Net assets	$194,377,739	$34,813,014	$55,536,369
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,100,013	656,997	1,550,001
Net assets value, redemption price and offering price per share	$62.70	$52.99	$35.83

Cost of Investments	$138,875,570	$30,374,107	$36,001,675

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	83

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$93,902,878	$15,435,775	$15,704,691
Cash and cash equivalents	34,633,856	2,047,104	8,787,900
Dividend and interest receivable	1,526	171	310
Due from brokers for swaps	—	—	13,891
Unrealized appreciation on swaps	—	2,618,516	3,407,355
Prepaid expenses and other assets	6,364	7,501	7,625

Total Assets	128,544,624	20,109,067	27,921,772

Liabilities:
Payable for Fund shares redeemed	—	161,347	—
Unrealized depreciation on swaps	16,335,762	314,776	—
Due to investment adviser, net	62,602	2,682	15,734
Due to brokers for swaps	335,988	2,300,000	4,265,515
Accrued expenses and other liabilities	44,494	19,179	33,132

Total Liabilities	16,778,846	2,797,984	4,314,381

Net Assets	$111,765,778	$17,311,083	$23,607,391

Net Assets Consist of:
Capital stock	$114,533,938	$15,922,858	$60,185,897
Accumulated net investment loss	(830,805)	(76,098)	(234,251)
Undistributed (Accumulated) net realized gain (loss)	14,801,348	(720,937)	(39,871,642)
Net unrealized appreciation (depreciation) on:
Investment securities	(402,941)	(118,480)	120,032
Swaps	(16,335,762)	2,303,740	3,407,355

Net Assets	$111,765,778	$17,311,083	$23,607,391

Calculation of Net Asset Value Per Share:
Net assets	$111,765,778	$17,311,083	$23,607,391
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,899,456	300,001	519,965
Net assets value, redemption price and offering price per share	$18.95	$57.70	$45.40

Cost of Investments	$94,305,819	$15,554,255	$15,584,659

The accompanying notes are an integral part of these financial statements.

84	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$160,511,940	$77,161,242	$3,291,109
Cash and cash equivalents	93,020,542	28,830,531	1,322,212
Receivable for Fund shares sold	—	215	—
Due from investment adviser, net	—	—	1,290
Dividend and interest receivable	3,253	939	43
Due from brokers for swaps	—	10,940	—
Unrealized appreciation on swaps	105,821,484	—	876,255
Prepaid expenses and other assets	24,269	11,026	3,757

Total Assets	359,381,488	106,014,893	5,494,666

Liabilities:
Payable for Fund shares redeemed	189,654	2,856,310	—
Payable for investments purchased	9,861,972	—	—
Unrealized depreciation on swaps	249,418	34,181,219	56,695
Due to investment adviser, net	143,875	40,256	—
Due to brokers for swaps	108,073,446	—	1,058,533
Accrued expenses and other liabilities	81,388	34,205	19,295

Total Liabilities	118,599,753	37,111,990	1,134,523

Net Assets	$240,781,735	$68,902,903	$4,360,143

Net Assets Consist of:
Capital stock	$297,728,868	$167,578,992	$3,800,808
Accumulated net investment loss	(790,803)	(413,729)	(16,326)
Accumulated net realized loss	(161,724,748)	(64,081,141)	(243,392)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,648)	—	(507)
Swaps	105,572,066	(34,181,219)	819,560

Net Assets	$240,781,735	$68,902,903	$4,360,143

Calculation of Net Asset Value Per Share:
Net assets	$240,781,735	$68,902,903	$4,360,143
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,539,979	2,400,000	100,001
Net assets value, redemption price and offering price per share	$31.93	$28.71	$43.60

Cost of Investments	$160,515,588	$77,161,242	$3,291,616

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	85

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$4,567,099	$550,451,412	$156,657,545	$276,994,537
Cash and cash equivalents	2,433,607	337,860,993	31,392,808	82,743,848
Cash collateral for swaps	—	—	—	32,770,000
Receivable for Fund shares sold	—	21,859,347	41,840,209	—
Dividend and interest receivable	91	10,793	2,698	4,278
Due from brokers for swaps	755	2,838,510	—	—
Unrealized appreciation on swaps	968,902	66,400,928	4,858,664	36,082,225
Prepaid expenses and other assets	3,552	38,772	7,257	10,789

Total Assets	7,974,006	979,460,755	234,759,181	428,605,677

Liabilities:
Payable for Fund shares redeemed	—	7,454,383	19,212,815	427,925
Unrealized depreciation on swaps	—	33,914,526	18,510,007	11,185,640
Due to investment adviser, net	442	452,961	95,583	220,409
Due to brokers for swaps	1,148,434	115,384,959	740,000	45,411,395
Accrued expenses and other liabilities	26,986	349,485	94,142	213,720

Total Liabilities	1,175,862	157,556,314	38,652,547	57,459,089

Net Assets	$6,798,144	$821,904,441	$196,106,634	$371,146,588

Net Assets Consist of:
Capital stock	$4,441,202	$2,351,467,898	$221,081,672	$266,086,428
Accumulated net investment loss	(39,044)	(9,548,648)	(2,386,094)	(1,293,877)
Undistributed (Accumulated) net realized gain (loss)	1,427,084	(1,552,876,375)	(8,937,601)	81,597,017
Net unrealized appreciation (depreciation) on:
Investment securities	—	375,164	—	(139,565)
Swaps	968,902	32,486,402	(13,651,343)	24,896,585

Net Assets	$6,798,144	$821,904,441	$196,106,634	$371,146,588

Calculation of Net Asset Value Per Share:
Net assets	$6,798,144	$821,904,441	$196,106,634	$371,146,588
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	67,674,756	14,800,002	10,600,008
Net assets value, redemption price and offering price per share	$67.98	$12.14	$13.25	$35.01

Cost of Investments	$4,567,099	$550,076,248	$156,657,545	$277,134,102

The accompanying notes are an integral part of these financial statements.

86	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$137,866,187	$69,342,510	$88,148,373
Cash and cash equivalents	73,680,442	17,849,010	28,943,055
Receivable for Fund shares sold	15,946,140	18,086,848	26,698
Dividend and interest receivable	2,938	1,205	14,946
Foreign tax reclaims	—	—	2,782
Unrealized appreciation on swaps	20,044,495	12,454,056	28,249,656
Prepaid expenses and other assets	32,899	7,145	9,516

Total Assets	247,573,101	117,740,774	145,395,026

Liabilities:
Payable for Fund shares redeemed	487,723	17,444,120	18,823
Payable for investments purchased	9,057,650	—	—
Unrealized depreciation on swaps	17,991,643	4,044,689	20,050
Due to investment adviser, net	98,678	44,112	65,881
Due to brokers for swaps	30,870,000	7,284,492	25,761,071
Accrued expenses and other liabilities	86,002	44,706	58,950

Total Liabilities	58,591,696	28,862,119	25,924,775

Net Assets	$188,981,405	$88,878,655	$119,470,251

Net Assets Consist of:
Capital stock	$636,955,018	$104,549,111	$153,807,601
Accumulated net investment loss	(1,014,922)	(354,781)	(325,418)
Accumulated net realized loss	(448,857,857)	(23,725,042)	(65,639,481)
Net unrealized appreciation (depreciation) on:
Investment securities	(153,686)	—	3,397,943
Swaps	2,052,852	8,409,367	28,229,606

Net Assets	$188,981,405	$88,878,655	$119,470,251

Calculation of Net Asset Value Per Share:
Net assets	$188,981,405	$88,878,655	$119,470,251
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,888,543	10,700,001	2,640,000
Net assets value, redemption price and offering price per share	$21.26	$8.31	$45.25

Cost of Investments	$138,019,873	$69,342,510	$84,750,430

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	87

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$39,167,559	$107,830,931	$13,174,807
Cash and cash equivalents	2,873,509	54,127,581	7,682,409
Receivable for Fund shares sold	—	—	607,164
Receivable for investments sold	1,659,528	—	—
Dividend and interest receivable	11,579	14,327	301
Due from brokers for swaps	160	34,097	—
Unrealized appreciation on swaps	8,975,930	1,078,648	1,128,145
Prepaid expenses and other assets	4,940	5,886	5,198

Total Assets	52,693,205	163,091,470	22,598,024

Liabilities:
Unrealized depreciation on swaps	577,240	13,007,200	—
Due to investment adviser, net	26,521	102,273	14,553
Due to brokers for swaps	9,828,464	422,372	700,000
Accrued expenses and other liabilities	35,592	111,311	28,206

Total Liabilities	10,467,817	13,643,156	742,759

Net Assets	$42,225,388	$149,448,314	$21,855,265

Net Assets Consist of:
Capital stock	$23,512,221	$37,341,098	$100,685,813
Accumulated net investment loss	(68,145)	(453,130)	(259,397)
Undistributed (Accumulated) net realized gain (loss)	8,162,839	124,908,357	(79,699,296)
Net unrealized appreciation (depreciation) on:
Investment securities	2,219,783	(419,459)	—
Swaps	8,398,690	(11,928,552)	1,128,145

Net Assets	$42,225,388	$149,448,314	$21,855,265

Calculation of Net Asset Value Per Share:
Net assets	$42,225,388	$149,448,314	$21,855,265
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,400,012	4,600,004	449,962
Net assets value, redemption price and offering price per share	$30.16	$32.49	$48.57

Cost of Investments	$36,947,776	$108,250,390	$13,174,807

The accompanying notes are an integral part of these financial statements.

88	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$244,217,955	$48,374,686	$894,216,494	$232,984,812
Cash and cash equivalents	205,817,340	27,593,956	429,592,921	111,213,743
Receivable for Fund shares sold	—	817,124	—	617,103
Receivable for investments sold	—	—	75,886	—
Dividend and interest receivable	8,332	1,045	124,087	4,655
Due from brokers for swaps	283,017	—	—	13,125
Foreign tax reclaims	—	—	167	—
Unrealized appreciation on swaps	98,923,577	2,107,201	38,816,105	247,710
Prepaid expenses and other assets	26,696	10,069	32,179	17,881

Total Assets	549,276,917	78,904,081	1,362,857,839	345,099,029

Liabilities:
Payable for Fund shares redeemed	319,441	1,618,515	—	—
Payable for investments purchased	—	—	183,931	—
Unrealized depreciation on swaps	—	6,055,596	15,714,676	52,196,235
Due to investment adviser, net	315,453	56,389	846,585	144,727
Due to brokers for swaps	89,597,670	1,820,000	41,032,986	—
Accrued expenses and other liabilities	292,476	107,917	745,965	214,711

Total Liabilities	90,525,040	9,658,417	58,524,143	52,555,673

Net Assets	$458,751,877	$69,245,664	$1,304,333,696	$292,543,356

Net Assets Consist of:
Capital stock	$309,215,226	$263,312,507	$630,218,584	$4,783,931,647
Accumulated net investment loss	(846,417)	(741,392)	(5,134,803)	(4,194,154)
Undistributed (Accumulated) net realized gain (loss)	51,025,999	(189,377,056)	658,361,466	(4,435,245,612)
Net unrealized appreciation (depreciation) on:
Investment securities	433,492	—	(2,212,980)	—
Swaps	98,923,577	(3,948,395)	23,101,429	(51,948,525)

Net Assets	$458,751,877	$69,245,664	$1,304,333,696	$292,543,356

Calculation of Net Asset Value Per Share:
Net assets	$458,751,877	$69,245,664	$1,304,333,696	$292,543,356
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,900,017	4,237,220	42,899,888	23,703,453
Net assets value, redemption price and offering price per share	$66.49	$16.34	$30.40	$12.34

Cost of Investments	$243,784,463	$48,374,686	$896,429,474	$232,984,812

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	89

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$108,070,030	$8,905,225	$125,209,638	$14,320,830
Cash and cash equivalents	30,249,895	3,006,811	78,178,708	7,101,760
Dividend and interest receivable	1,691	158	2,999	246
Due from brokers for swaps	181,821	—	659,107	—
Unrealized appreciation on swaps	—	1,579,954	32,481,036	18,163
Prepaid expenses and other assets	5,623	41,873	6,652	5,448

Total Assets	138,509,060	13,534,021	236,538,140	21,446,447

Liabilities:
Unrealized depreciation on swaps	17,856,534	—	184,955	3,573,619
Due to investment adviser, net	90,078	8,545	122,253	14,649
Due to brokers for swaps	364,004	612,970	41,615,475	128,988
Accrued expenses and other liabilities	64,990	23,355	163,978	29,642

Total Liabilities	18,375,606	644,870	42,086,661	3,746,898

Net Assets	$120,133,454	$12,889,151	$194,451,479	$17,699,549

Net Assets Consist of:
Capital stock	$93,143,889	$183,998,326	$93,049,249	$143,692,496
Accumulated net investment loss	(422,901)	(147,726)	(945,679)	(195,176)
Undistributed (Accumulated) net realized gain (loss)	48,456,213	(172,541,403)	69,971,582	(122,242,315)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,187,213)	—	80,246	—
Swaps	(17,856,534)	1,579,954	32,296,081	(3,555,456)

Net Assets	$120,133,454	$12,889,151	$194,451,479	$17,699,549

Calculation of Net Asset Value Per Share:
Net assets	$120,133,454	$12,889,151	$194,451,479	$17,699,549
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,650,000	508,309	5,200,000	455,468
Net assets value, redemption price and offering price per share	$72.81	$25.36	$37.39	$38.86

Cost of Investments	$111,257,243	$8,905,225	$125,129,392	$14,320,830

The accompanying notes are an integral part of these financial statements.

90	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily S&P 500® Bull 1.25X Shares[1]	Direxion Daily Small Cap Bull 1.25X Shares[1]	Direxion Daily FTSE Developed Markets Bull 1.25X Shares[1]	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares[1]
Investment Income:
Dividend income	$16,839	$7,824	$5,470	$1,980
Interest income	11	14	12	14

Total investment income	16,850	7,838	5,482	1,994

Expenses:
Professional fees	6,249	6,249	6,249	6,249
Investment advisory fees	5,179	4,299	2,545	2,499
Pricing fees	2,499	2,499	2,499	2,499
Offering fees	2,219	2,218	2,218	2,218
Reports to shareholders	1,593	1,593	1,593	1,593
Exchange listing fees	1,562	1,562	1,562	1,562
Custody fees	714	695	657	656
Transfer agent fees	701	689	663	663
Licensing fees	460	9,099	170	167
Accounting fees	347	304	218	216
Administration fees	301	250	148	145
Trustees’ fees and expenses	63	62	54	54
Compliance fees	25	24	23	23
Other	492	492	492	492

Total Expenses	22,404	30,035	19,091	19,036
Less: Reimbursement of expenses from Adviser	(16,649)	(25,258)	(16,263)	(16,259)

Net Expenses	5,755	4,777	2,828	2,777

Net investment income (loss)	11,095	3,061	2,654	(783)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	—	79,936	89,134	60,371
Swaps	8,660	28,940	30,456	23,934

Net realized gain on in-kind redemptions and swaps	8,660	108,876	119,590	84,305

Change in net unrealized appreciation (depreciation) on:
Investment securities	121,930	82,932	148,759	142,799
Swaps	30,732	21,425	57,155	55,136

Change in net unrealized appreciation on investment securities and swaps	152,662	104,357	205,914	197,935

Net realized and unrealized gain on investment securities, in-kind redemptions and swaps	161,322	213,233	325,504	282,240

Net increase in net assets resulting from operations	$172,417	$216,294	$328,158	$281,457

[1]	Represents the period from January 7, 2015 (commencement of operations) to April 30, 2015.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	91

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily CSI 300 China A Share Bull 2X Shares[1]	Direxion Daily Mid Cap Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Investment Income:
Interest income	$297	$366	$894

Total investment income	297	366	894

Expenses:
Investment advisory fees	7,701	17,835	58,560
Offering fees	1,473	—	1,164
Professional fees	1,209	7,617	9,005
Licensing fees	822	2,140	7,027
Pricing fees	329	3,968	3,967
Administration fees	269	949	3,120
Accounting fees	241	856	2,804
Reports to shareholders	210	2,231	11,437
Exchange listing fees	205	2,480	2,480
Custody fees	199	838	2,254
Transfer agent fees	183	1,181	2,853
Trustees’ fees and expenses	12	136	415
Compliance fees	8	38	118
Interest expense	—	150	148
Insurance fees	—	197	441
Other	65	274	815

Total Expenses	12,926	40,890	106,608
Less: Reimbursement of expenses from Adviser	(3,172)	(19,338)	(36,174)

Net Expenses	9,754	21,552	70,434

Net investment loss	(9,457)	(21,186)	(69,540)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(18,967)	1,017,543
In-kind redemptions	—	—	(1,028)
Swaps	135,747	68,211	1,728,567

Net realized gain on investment securities, in-kind redemptions and swaps	135,747	49,244	2,745,082

Change in net unrealized appreciation (depreciation) on:
Investment securities	70,256	(22,658)	(1,000,148)
Swaps	3,650,622	593,327	159,710

Change in net unrealized appreciation (depreciation) on investment securities and swaps	3,720,878	570,669	(840,438)

Net realized and unrealized gain on investment securities, in-kind redemptions and swaps	3,856,625	619,913	1,904,644

Net increase in net assets resulting from operations	$3,847,168	$598,727	$1,835,104

[1]	Represents the period from April 16, 2015 (commencement of operations) to April 30, 2015.

The accompanying notes are an integral part of these financial statements.

92	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Small Cap Bull 2X Shares	Direxion Daily 7-10 Year Treasury Bull 2X Shares
Investment Income:
Dividend income
Interest income	$486	$751

Total investment income	486	751

Expenses:
Investment advisory fees	21,404	35,548
Licensing fees	12,921	6,116
Professional fees	7,594	7,707
Pricing fees	3,968	3,967
Exchange listing fees	2,480	2,480
Administration fees	1,138	1,890
Transfer agent fees	1,104	1,578
Accounting fees	977	1,654
Custody fees	920	653
Reports to shareholders	870	2,469
Interest expense	262	—
Trustees’ fees and expenses	116	203
Insurance fees	104	207
Compliance fees	33	57
Other	271	280

Total Expenses	54,162	64,809
Less: Reimbursement of expenses from Adviser	(28,215)	(22,151)

Net Expenses	25,947	42,658

Net investment loss	(25,461)	(41,907)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	5,154
Swaps	370,026	192,222

Net realized gain on investment securities and swaps	370,026	197,376

Change in net unrealized appreciation (depreciation) on:
Swaps	250,198	747,845

Change in net unrealized appreciation on swaps	250,198	747,845

Net realized and unrealized gain on investment securities and swaps	620,224	945,221

Net increase in net assets resulting from operations	$594,763	$903,314

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	93

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Investment Income:
Dividend income	$329	$—	$—	$—
Interest income	4,548	531	82	7,899

Total investment income	4,877	531	82	7,899

Expenses:
Investment advisory fees	292,901	29,480	2,246,047	733,779
Licensing fees	31,243	3,144	239,578	78,270
Professional fees	13,921	3,475	40,373	24,874
Administration fees	10,390	1,046	79,389	26,022
Accounting fees	9,089	932	69,406	23,166
Interest expense	6,919	45	61,266	956
Custody fees	6,332	959	33,522	11,779
Transfer agent fees	5,637	835	40,500	15,906
Reports to shareholders	4,326	6,275	31,553	21,643
Pricing fees	3,967	3,968	3,967	3,967
Exchange listing fees	2,480	2,480	2,480	2,480
Insurance fees	1,262	165	7,830	4,239
Trustees’ fees and expenses	1,228	136	8,688	3,290
Compliance fees	349	38	2,479	926
Other	902	760	1,755	4,282

Total Expenses	390,946	53,738	2,868,833	955,579
Recoupment of expenses to Adviser	—	—	38,228	1,076
Less: Reimbursement of expenses from Adviser	(13,020)	(16,352)	(803)	(26,245)

Net Expenses	377,926	37,386	2,906,258	930,410

Net investment loss	(373,049)	(36,855)	(2,906,176)	(922,511)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(202,812)	—	2,647,111	—
In-kind redemptions	319,667	—	2,055,299	—
Swaps	39,034,715	(3,146,154)	66,096,780	(35,293,824)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	39,151,570	(3,146,154)	70,799,190	(35,293,824)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(291,668)	—	(1,927,390)	—
Swaps	(25,855,043)	1,223,517	7,491,667	4,491,070

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(26,146,711)	1,223,517	5,564,277	4,491,070

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	13,004,859	(1,922,637)	76,363,467	(30,802,754)

Net increase (decrease) in net assets resulting from operations	$12,631,810	$(1,959,492)	$73,457,291	$(31,725,265)

The accompanying notes are an integral part of these financial statements.

94	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Investment Income:
Dividend income	$36,513	$—	$—	$—
Interest income	30,897	26,636	298	2,930

Total investment income	67,410	26,636	298	2,930

Expenses:
Investment advisory fees	3,014,184	2,448,928	17,057	183,303
Licensing fees	494,507	415,720	11,156	9,918
Administration fees	106,819	87,271	605	6,504
Interest expense	100,866	5,096	286	127
Accounting fees	95,722	76,857	530	5,750
Transfer agent fees	69,490	47,896	—	3,609
Professional fees	51,508	40,866	4,143	10,735
Custody fees	48,384	36,964	759	3,480
Reports to shareholders	44,720	36,778	2,792	2,810
Insurance fees	15,845	14,193	71	971
Trustees’ fees and expenses	14,256	11,324	69	829
Compliance fees	4,033	3,193	20	234
Pricing fees	3,967	3,968	3,967	3,967
Exchange listing fees	2,480	4,959	2,480	2,480
Other	15,647	17,204	752	847

Total Expenses	4,082,428	3,251,217	44,687	235,564
Recoupment of expenses to Adviser	—	—	—	84
Less: Reimbursement of expenses from Adviser	(163,596)	(144,145)	(22,795)	(3,337)

Net Expenses	3,918,832	3,107,072	21,892	232,311

Net investment loss	(3,851,422)	(3,080,436)	(21,594)	(229,381)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	3,111,372	—	—	—
Swaps	473,183,203	(187,820,819)	546,063	(5,183,788)

Net realized gain (loss) on in-kind redemptions and swaps	476,294,575	(187,820,819)	546,063	(5,183,788)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(56,323)	—	—	—
Swaps	(322,610,141)	87,100,569	(132,166)	(1,514,205)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(322,666,464)	87,100,569	(132,166)	(1,514,205)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	153,628,111	(100,720,250)	413,897	(6,697,993)

Net increase (decrease) in net assets resulting from operations	$149,776,689	$(103,800,686)	$392,303	$(6,927,374)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	95

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares
Investment Income:
Dividend income	$212,492	$—	$—
Interest income	4,596	19,243	1,232

Total investment income	217,088	19,243	1,232

Expenses:
Investment advisory fees	343,890	1,536,145	130,620
Licensing fees	14,081	61,446	21,372
Administration fees	12,176	54,792	4,629
Professional fees	11,342	38,871	8,920
Accounting fees	10,531	48,699	4,019
Custody fees	7,378	22,250	3,050
Reports to shareholders	6,319	20,680	2,018
Interest expense	6,082	1,545	257
Transfer agent fees	5,855	31,972	1,414
Pricing fees	3,967	3,967	3,967
Exchange listing fees	2,480	2,569	2,480
Trustees’ fees and expenses	1,093	7,619	465
Insurance fees	800	10,246	367
Compliance fees	313	2,141	134
Other	843	12,583	806

Total Expenses	427,150	1,855,525	184,518
Recoupment of expenses to Adviser	15,387	—	—
Less: Reimbursement of expenses from Adviser	(861)	(13,299)	(18,809)

Net Expenses	441,676	1,842,226	165,709

Net investment loss	(224,588)	(1,822,983)	(164,477)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	272,086	—	(1,799,705)
In-kind redemptions	648,684	—	342,930
Swaps	6,422,912	(151,030,783)	(26,146,168)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	7,343,682	(151,030,783)	(27,602,943)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,114,361)	—	32,049
Swaps	(273,445)	27,413,120	9,797,626

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,387,806)	27,413,120	9,829,675

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	4,955,876	(123,617,663)	(17,773,268)

Net increase (decrease) in net assets resulting from operations	$4,731,288	$(125,440,646)	$(17,937,745)

The accompanying notes are an integral part of these financial statements.

96	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $169,$-,$- and $-, respectively)	$169	$—	$—	$—
Interest income	994	284	9,794	3,495

Total investment income	1,163	284	9,794	3,495

Expenses:
Investment advisory fees	124,369	32,411	945,508	292,050
Licensing fees	24,795	24,795	104,307	34,602
Reports to shareholders	4,917	6,770	15,093	12,043
Administration fees	4,414	1,151	33,671	10,362
Pricing fees	3,968	3,967	3,967	3,967
Accounting fees	3,935	1,020	29,616	9,284
Professional fees	3,566	2,904	29,621	0
Interest expense	3,241	340	4,191	2,287
Custody fees	2,954	1,545	16,718	7,321
Transfer agent fees	2,495	399	17,960	6,040
Exchange listing fees	2,480	2,480	2,998	2,909
Insurance fees	884	109	5,145	1,864
Trustees’ fees and expenses	639	137	4,244	1,400
Compliance fees	179	39	1,196	393
Other	823	759	1,271	963

Total Expenses	183,659	78,826	1,215,506	385,485
Recoupment of expenses to Adviser	—	—	552	17
Less: Reimbursement of expenses from Adviser	(22,885)	(37,433)	(14,223)	(13,284)

Net Expenses	160,774	41,393	1,201,835	372,218

Net investment loss	(159,611)	(41,109)	(1,192,041)	(368,723)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(586,173)	—	(2,899,435)	—
In-kind redemptions	(619,548)	—	(931,446)	—
Swaps	(363,985)	(1,528,608)	(7,201,601)	(2,918,658)

Net realized loss on investment securities, in-kind redemptions and swaps	(1,569,706)	(1,528,608)	(11,032,482)	(2,918,658)

Change in net unrealized appreciation (depreciation) on:
Investment securities	816,246	—	2,953,658	—
Swaps	645,404	(214,176)	24,291,759	(9,053,627)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	1,461,650	(214,176)	27,245,417	(9,053,627)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(108,056)	(1,742,784)	16,212,935	(11,972,285)

Net increase (decrease) in net assets resulting from operations	$(267,667)	$(1,783,893)	$15,020,894	$(12,341,008)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	97

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares[1]
Investment Income:
Dividend income	$—	$—	$43,007
Interest income	6,807	1,031	1,166

Total investment income	6,807	1,031	44,173

Expenses:
Investment advisory fees	452,726	48,633	88,698
Licensing fees	57,345	6,160	3,548
Reports to shareholders	19,807	10,698	2,713
Professional fees	18,314	5,959	6,618
Administration fees	16,043	1,723	3,133
Accounting fees	14,038	1,534	2,683
Interest expense	13,417	142	201
Custody fees	11,815	1,292	1,789
Transfer agent fees	8,339	727	1,344
Pricing fees	3,967	3,967	3,968
Exchange listing fees	2,480	2,480	2,480
Insurance fees	1,955	259	144
Trustees’ fees and expenses	1,810	203	188
Compliance fees	512	57	55
Other	953	770	761

Total Expenses	623,521	84,604	118,323
Recoupment of expenses to Adviser	215	—	2,126
Less: Reimbursement of expenses from Adviser	(36,866)	(22,860)	(7,896)

Net Expenses	586,870	61,744	112,553

Net investment loss	(580,063)	(60,713)	(68,380)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,634	—	(492,257)
In-kind redemptions	955,637	—	—
Swaps	89,238,717	(6,261,671)	(119,545)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	90,195,988	(6,261,671)	(611,802)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,629)	—	757,478
Swaps	(2,638,954)	(4,763,053)	4,510,569

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,642,583)	(4,763,053)	5,268,047

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	87,553,405	(11,024,724)	4,656,245

Net increase (decrease) in net assets resulting from operations	$86,973,342	$(11,085,437)	$4,587,865

The accompanying notes are an integral part of these financial statements.

98	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares
Investment Income:
Dividend income
Interest income	$3,419	$319	$516

Total investment income	3,419	319	516

Expenses:
Investment advisory fees	322,429	27,906	70,788
Licensing fees	34,392	12,397	9,438
Professional fees	12,510	7,429	4,282
Administration fees	11,422	988	2,509
Reports to shareholders	11,291	2,758	7,052
Accounting fees	9,993	865	2,213
Interest expense	8,516	263	391
Custody fees	7,782	1,302	2,755
Transfer agent fees	6,327	186	1,457
Pricing fees	3,967	3,968	3,968
Exchange listing fees	2,480	2,480	2,569
Insurance fees	1,249	120	390
Trustees’ fees and expenses	1,204	105	313
Compliance fees	342	30	88
Other	882	170	784

Total Expenses	434,786	60,967	108,997
Recoupment of expenses to Adviser	11	—	—
Less: Reimbursement of expenses from Adviser	(17,872)	(25,356)	(18,941)

Net Expenses	416,925	35,611	90,056

Net investment loss	(413,506)	(35,292)	(89,540)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,200,038)	(18,150)	(1,740,905)
In-kind redemptions	98,126	(12,043)	52,616
Swaps	29,047,904	(57,403)	(7,171,062)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	27,945,992	(87,596)	(8,859,351)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(436,853)	(123,746)	317,676
Swaps	(51,921,802)	1,030,631	683,949

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(52,358,655)	906,885	1,001,625

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(24,412,663)	819,289	(7,857,726)

Net increase (decrease) in net assets resulting from operations	$(24,826,169)	$783,997	$(7,947,266)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	99

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares
Investment Income:
Interest income	$5,621	$2,146	$111

Total investment income	5,621	2,146	111

Expenses:
Investment advisory fees	622,507	204,083	12,920
Licensing fees	47,559	9,766	8,817
Professional fees	28,046	6,435	7,355
Administration fees	21,913	7,226	458
Accounting fees	19,319	6,199	396
Reports to shareholders	15,192	6,670	213
Transfer agent fees	12,224	3,033	—
Custody fees	9,270	6,092	1,003
Interest expense	7,915	2,352	72
Pricing fees	3,967	3,967	3,967
Exchange listing fees	2,569	2,480	2,480
Trustees’ fees and expenses	2,198	640	48
Insurance fees	2,194	491	45
Compliance fees	626	182	14
Other	2,042	1,039	—

Total Expenses	797,541	260,655	37,788
Recoupment of expenses to Adviser	1,820	8,286	—
Less: Reimbursement of expenses from Adviser	(2,937)	(8,084)	(21,351)

Net Expenses	796,424	260,857	16,437

Net investment loss	(790,803)	(258,711)	(16,326)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(13,916,128)	—	(57,226)
In-kind redemptions	1,785,926	—	749
Swaps	(120,030,732)	(46,157,341)	(40,663)

Net realized loss on investment securities, in-kind redemptions and swaps	(132,160,934)	(46,157,341)	(97,140)

Change in net unrealized appreciation (depreciation) on:
Investment securities	689,523	—	(14,700)
Swaps	122,415,872	(34,120,473)	600,223

Change in net unrealized appreciation (depreciation) on investment securities and swaps	123,105,395	(34,120,473)	585,523

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(9,055,539)	(80,277,814)	488,383

Net increase (decrease) in net assets resulting from operations	$(9,846,342)	$(80,536,525)	$472,057

The accompanying notes are an integral part of these financial statements.

100	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Investment Income:
Dividend income	$—	$—	$—	$119,608
Interest income	198	20,092	6,425	10,416

Total investment income	198	20,092	6,425	130,024

Expenses:
Investment advisory fees	23,933	2,871,984	607,033	1,099,608
Custody fees	1,215	39,598	10,601	18,953
Professional fees	1,184	47,774	20,734	34,896
Administration fees	849	101,763	21,527	38,709
Licensing fees	752	229,759	49,900	117,291
Accounting fees	745	89,413	18,957	33,509
Interest expense	254	25,480	15,243	31,064
Pricing fees	223	3,967	3,968	3,967
Transfer agent fees	159	47,455	13,300	19,109
Exchange listing fees	150	3,886	2,480	2,480
Insurance fees	118	12,122	3,251	2,543
Trustees’ fees and expenses	102	11,356	2,674	3,496
Reports to shareholders	100	59,039	25,268	20,282
Compliance fees	29	3,214	754	1,004
Other	756	13,076	2,598	2,464

Total Expenses	30,569	3,559,886	798,288	1,429,375
Recoupment of expenses to Adviser	—	33,324	4,944	7,623
Less: Reimbursement of expenses from Adviser	—	—	(19,080)	(13,097)

Net Expenses	30,569	3,593,210	784,152	1,423,901

Net investment loss	(30,371)	(3,573,118)	(777,727)	(1,293,877)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	81,790	(39,937,081)	—	5,637,336
In-kind redemptions	—	39,785,869	—	189,002
Swaps	2,766,526	(331,970,659)	32,367,253	79,579,257

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	2,848,316	(332,121,871)	32,367,253	85,405,595

Change in net unrealized appreciation (depreciation) on:
Investment securities	(136,998)	16,277,168	—	(3,311,024)
Swaps	(2,002,563)	526,145,167	(171,143,433)	(42,580,123)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,139,561)	542,422,335	(171,143,433)	(45,891,147)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	708,755	210,300,464	(138,776,180)	39,514,448

Net increase (decrease) in net assets resulting from operations	$678,384	$206,727,346	$(139,553,907)	$38,220,571

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	101

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $-, $- and $13,569, respectively)	$—	$—	$157,392
Interest income	7,618	3,301	2,235

Total investment income	7,618	3,301	159,627

Expenses:
Investment advisory fees	806,314	276,026	281,665
Licensing fees	57,207	28,320	30,044
Professional fees	42,506	12,190	11,196
Reports to shareholders	35,347	9,597	8,065
Administration fees	28,363	9,788	9,966
Accounting fees	25,368	8,495	8,537
Transfer agent fees	18,400	6,220	3,690
Custody fees	13,212	7,326	7,512
Insurance fees	4,250	1,193	478
Pricing fees	3,968	3,968	3,968
Trustees’ fees and expenses	3,616	1,135	794
Exchange listing fees	2,480	2,480	2,480
Interest expense	1,208	8,449	1,808
Compliance fees	1,019	322	229
Other	3,234	266	1,170

Total Expenses	1,046,492	375,775	371,602
Recoupment of expenses to Adviser	14,368	301	253
Less: Reimbursement of expenses from Adviser	(38,320)	(17,994)	(13,271)

Net Expenses	1,022,540	358,082	358,584

Net investment loss	(1,014,922)	(354,781)	(198,957)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(11,085,317)	—	(13,441,772)
In-kind redemptions	6,646,074	—	7,029,865
Swaps	(279,993,298)	(5,441,564)	(42,575,572)

Net realized loss on investment securities, in-kind redemptions and swaps	(284,432,541)	(5,441,564)	(48,987,479)

Change in net unrealized appreciation (depreciation) on:
Investment securities	4,298,718	—	2,825,725
Swaps	207,201,775	(49,660,136)	29,413,315

Change in net unrealized appreciation (depreciation) on investment securities and swaps	211,500,493	(49,660,136)	32,239,040

Net realized and unrealized (loss) on investment securities, in-kind redemptions and swaps	(72,932,048)	(55,101,700)	(16,748,439)

Net decrease in net assets resulting from operations	$(73,946,970)	$(55,456,481)	$(16,947,396)

The accompanying notes are an integral part of these financial statements.

102	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $-, $305 and $-, respectively)	$168,320	$352,815	$—
Interest income	1,269	5,168	801

Total investment income	169,589	357,983	801

Expenses:
Investment advisory fees	120,739	608,619	78,092
Licensing fees	15,467	81,149	10,412
Reports to shareholders	6,029	13,487	5,920
Professional fees	5,547	22,009	4,197
Administration fees	4,273	21,584	2,771
Interest expense	4,100	32,747	244
Pricing fees	3,968	3,968	3,968
Accounting fees	3,677	18,760	2,462
Custody fees	3,622	11,420	1,601
Exchange listing fees	2,480	2,480	2,480
Transfer agent fees	1,973	12,151	1,544
Trustees’ fees and expenses	358	2,411	345
Insurance fees	282	2,320	380
Compliance fees	103	687	97
Other	775	1,028	788

Total Expenses	173,393	834,820	115,301
Less: Reimbursement of expenses from Adviser	(16,357)	(31,155)	(16,140)

Net Expenses	157,036	803,665	99,161

Net investment income (loss)	12,553	(445,682)	(98,360)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(77,631)	53,671	—
In-kind redemptions	—	5,311,868	—
Swaps	9,031,427	122,524,637	(9,748,215)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	8,953,796	127,890,176	(9,748,215)

Change in net unrealized appreciation (depreciation) on:
Investment securities	1,838,091	(2,512,873)	—
Swaps	(660,213)	(97,180,360)	2,153,668

Change in net unrealized appreciation (depreciation) on investment securities and swaps	1,177,878	(99,693,233)	2,153,668

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	10,131,674	28,196,943	(7,594,547)

Net increase (decrease) in net assets resulting from operations	$10,144,227	$27,751,261	$(7,692,907)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	103

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Investment Income:
Dividend income (net of foreign withholding tax of $-, $-, $1,234 and $-, respectively)	$1,079,997	$—	$1,493,354	$—
Interest income	17,368	2,200	46,069	10,896

Total investment income	1,097,365	2,200	1,539,423	10,896

Expenses:
Investment advisory fees	1,507,406	257,408	5,100,450	1,022,631
Licensing fees	160,790	27,457	616,570	128,849
Administration fees	53,218	9,125	181,020	36,820
Accounting fees	45,947	7,947	158,607	32,177
Professional fees	44,451	1,563	80,847	46,485
Interest expense	26,551	4,970	203,317	860
Reports to shareholders	24,610	11,220	66,397	17,125
Transfer agent fees	23,685	4,333	99,994	12,056
Custody fees	23,602	5,251	77,600	18,441
Trustees’ fees and expenses	4,684	934	20,818	4,718
Pricing fees	3,967	3,967	3,968	3,967
Insurance fees	3,564	819	21,614	5,947
Exchange listing fees	2,480	2,480	2,998	3,446
Compliance fees	1,343	266	5,910	1,328
Other	3,021	837	5,151	1,641

Total Expenses	1,929,319	338,577	6,645,261	1,336,491
Recoupment of expenses to Adviser	7,887	532	34,961	—
Less: Reimbursement of expenses from Adviser	(1,274)	(8,089)	(16,335)	(40,298)

Net Expenses	1,935,932	331,020	6,663,887	1,296,193

Net investment loss	(838,567)	(328,820)	(5,124,464)	(1,285,297)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(15,724,386)	—	(62,587)	—
In-kind redemptions	21,599,392	—	16,467,946	—
Swaps	63,919,281	(4,565,354)	840,803,592	(65,901,382)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	69,794,287	(4,565,354)	857,208,951	(65,901,382)

Change in net unrealized appreciation (depreciation) on:
Investment securities	3,474,773	—	(2,553,341)	—
Swaps	(20,254,236)	(2,311,202)	(731,814,866)	26,783,106

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(16,779,463)	(2,311,202)	(734,368,207)	26,783,106

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	53,014,824	(6,876,556)	122,840,744	(39,118,276)

Net increase (decrease) in net assets resulting from operations	$52,176,257	$(7,205,376)	$117,716,280	$(40,403,573)

The accompanying notes are an integral part of these financial statements.

104	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For The Six Months Ended April 30, 2015 (Unaudited)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Investment Income:
Dividend income	$190,528	$—	$—	$—
Interest income	5,040	633	5,997	470

Total investment income	195,568	633	5,997	470

Expenses:
Investment advisory fees	478,033	41,420	733,020	45,951
Licensing fees	47,743	24,795	78,189	4,901
Administration fees	16,933	1,469	25,993	1,630
Accounting fees	14,747	1,312	22,704	1,454
Interest expense	14,085	121	23,185	79
Professional fees	13,876	133	23,824	326
Reports to shareholders	10,334	4,790	12,783	6,474
Custody fees	9,165	1,539	13,647	1,438
Transfer agent fees	7,200	1,013	14,141	344
Pricing fees	3,967	3,968	3,967	3,968
Exchange listing fees	2,480	2,569	2,480	2,480
Trustees’ fees and expenses	1,761	182	2,998	204
Insurance fees	1,642	226	3,095	251
Compliance fees	500	51	852	57
Other	923	766	1,102	769

Total Expenses	623,389	84,354	961,980	70,326
Recoupment of expenses to Adviser	1,371	—	1,118	—
Less: Reimbursement of expenses from Adviser	(5,167)	(31,767)	(11,422)	(12,043)

Net Expenses	619,593	52,587	951,676	58,283

Net investment loss	(424,025)	(51,954)	(945,679)	(57,813)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	31,795	—	287,513	—
In-kind redemptions	757,867	—	1,689,489	—
Swaps	64,896,316	(5,314,589)	72,856,990	(5,351,143)

Net realized gain (loss) on investment securities, in-kind redemptions and swaps	65,685,978	(5,314,589)	74,833,992	(5,351,143)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,251,649)	—	(414,387)	—
Swaps	(67,701,202)	3,755,727	(42,984,701)	2,614,802

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(70,952,851)	3,755,727	(43,399,088)	2,614,802

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(5,266,873)	(1,558,862)	31,434,904	(2,736,341)

Net increase (decrease) in net assets resulting from operations	$(5,690,898)	$(1,610,816)	$30,489,225	$(2,794,154)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	105

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares
	For the Period January 7, 2015[1] through April 30, 2015 (Unaudited)	For the Period January 7, 2015[1] through April 30, 2015 (Unaudited)
Operations:
Net investment income	$11,095	$3,061
Net realized gain on in-kind redemptions and swaps	8,660	108,876
Change in net unrealized appreciation on investment securities and swaps	152,662	104,357

Net increase in net assets resulting from operations	172,417	216,294

Distributions to shareholders:
Net investment income	(14,773)	—

Total distributions	(14,773)	—

Capital share transactions:
Proceeds from shares sold	3,793,280	3,795,156
Cost of shares redeemed	—	(1,347,640)
Transaction fees	—	67

Net increase in net assets resulting from capital transactions	3,793,280	2,447,583

Total increase in net assets	3,950,924	2,663,877
Net assets:
Beginning of period/year	—	—

End of period/year	$3,950,924	$2,663,877

Undistributed (Accumulated) net investment income (loss) at end of period/year	$(3,678)	$3,061

Changes in shares outstanding
Shares outstanding, beginning of period/year	—	—
Shares sold	150,000	150,000
Shares repurchased	—	(50,000)

Shares outstanding, end of period/year	150,000	100,000

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

106	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
	For the Period January 7, 2015[1] through April 30, 2015 (Unaudited)	For the Period January 7, 2015[1] through April 30, 2015 (Unaudited)
Operations:
Net investment income (loss)	$2,654	$(783)
Net realized gain on in-kind redemptions and swaps	119,590	84,305
Change in net unrealized appreciation on investment securities and swaps	205,914	197,935

Net increase in net assets resulting from operations	328,158	281,457

Distributions to shareholders:	—	—

Capital share transactions:
Proceeds from shares sold	2,500,000	2,500,000
Cost of shares redeemed	(1,359,641)	(1,323,588)
Transaction fees	68	66

Net increase in net assets resulting from capital transactions	1,140,427	1,176,478

Total increase in net assets	1,468,585	1,457,935
Net assets:
Beginning of period/year	—	—

End of period/year	$1,468,585	$1,457,935

Undistributed (Accumulated) net investment income (loss) at end of period/year	$2,654	$(783)

Changes in shares outstanding
Shares outstanding, beginning of period/year	—	—
Shares sold	100,000	100,000
Shares repurchased	(50,000)	(50,000)

Shares outstanding, end of period/year	50,000	50,000

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	107

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily Mid Cap Bull 2X Shares[1]
	For the Period April 16, 2015[2] through April 30, 2015 (Unaudited)	Six Months Ended April 30, 2015 (Unaudited)	For the Period July 29, 2014[2] through October 31, 2014
Operations:
Net investment loss	$(9,457)	$(21,186)	$(4,089)
Net realized gain on investment securities, in-kind redemptions and swaps	135,747	49,244	78,487
Change in net unrealized appreciation on investment securities and swaps	3,720,878	570,669	112,443

Net increase in net assets resulting from operations	3,847,168	598,727	186,841

Distributions to shareholders:	—	—	—

Capital share transactions:
Proceeds from shares sold	31,368,532	6,280,987	12,062,490
Cost of shares redeemed	—	(2,066,140)	(10,209,299)
Transaction fees	—	413	2,042

Net increase in net assets resulting from capital transactions	31,368,532	4,215,260	1,855,233

Total increase in net assets	35,215,700	4,813,987	2,042,074
Net assets:
Beginning of period/year	—	2,042,074	—

End of period/year	$35,215,700	$6,856,061	$2,042,074

Accumulated net investment loss at end of period/year	$(9,457)	$(21,186)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	—	66,667	—
Shares sold	750,000	200,000	400,000
Shares repurchased	—	(66,667)	(333,333)

Shares outstanding, end of period/year	750,000	200,000	66,667

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

[2]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

108	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 2X Shares[1]		Direxion Daily Small Cap Bull 2X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	For the Period May 28, 2014[2] through October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	For the Period July 29, 2014[2] through October 31, 2014
Operations:
Net investment income (loss)	$(69,540)	$159,777	$(25,461)	$(9,738)
Net realized gain on investment securities, in-kind redemptions and swaps	2,745,082	1,318,914	370,026	225,179
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(840,438)	2,185,713	250,198	534,806

Net increase in net assets resulting from operations	1,835,104	3,664,404	594,763	750,247

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	—	59,499,883	6,451,778	11,707,566
Cost of shares redeemed	(13,931,113)	(31,832,888)	(2,140,059)	(8,228,730)
Transaction fees	2,069	4,684	428	1,231

Net increase (decrease) in net assets resulting from capital transactions	(13,929,044)	27,671,679	4,312,147	3,480,067

Total increase (decrease) in net assets	(12,093,940)	31,336,083	4,906,910	4,230,314
Net assets:
Beginning of period/year	31,336,083	—	4,230,314	—

End of period/year	$19,242,143	$31,336,083	$9,137,224	$4,230,314

Undistributed (Accumulated) net investment income (loss) at end of period/year	$97,805	$167,345	$(25,461)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	933,333	—	133,333	—
Shares sold	—	1,933,333	200,000	400,000
Shares repurchased	(400,097)	(1,000,000)	(66,689)	(266,668)

Shares outstanding, end of period/year	533,236	933,333	266,644	133,333

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

[2]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	109

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 2X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	For the Period July 29, 2014[2] through October 31, 2014
Operations:
Net investment loss	$(41,907)	$(18,767)
Net realized gain (loss) on investment securities and swaps	197,376	(46,530)
Change in net unrealized appreciation on investment securities and swaps	747,845	498,042

Net increase in net assets resulting from operations	903,314	432,745

Distributions to shareholders:	—	—

Capital share transactions:
Proceeds from shares sold	4,259,580	12,003,274
Cost of shares redeemed	(2,072,293)	—
Transaction fees	414	—

Net increase in net assets resulting from capital transactions	2,187,701	12,003,274

Total increase in net assets	3,091,015	12,436,019
Net assets:
Beginning of period/year	12,436,019	—

End of period/year	$15,527,034	$12,436,019

Accumulated net investment loss at end of period/year	$(41,907)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	300,000	—
Shares sold	100,000	300,000
Shares repurchased	(50,004)	—

Shares outstanding, end of period/year	349,996	300,000

[1]	Effective May 20, 2015, the Fund had a 2:1 stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

[2]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

110	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares[1]		Direxion Daily Mid Cap Bear 3X Shares[2]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(373,049)	$(578,463)	$(36,855)	$(85,086)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	39,151,570	7,080,425	(3,146,154)	(3,684,876)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(26,146,711)	10,063,601	1,223,517	231,460

Net increase (decrease) in net assets resulting from operations	12,631,810	16,565,563	(1,959,492)	(3,538,502)

Distributions to shareholders:
Net realized gains	—	(2,032,510)	—	—

Total distributions	—	(2,032,510)	—	—

Capital share transactions:
Proceeds from shares sold	83,809,643	226,252,435	2,275,028	5,758,111
Cost of shares redeemed	(113,139,669)	(201,108,109)	(509,316)	(4,728,144)
Transaction fees	25,686	31,872	152	1,419

Net increase (decrease) in net assets resulting from capital transactions	(29,304,340)	25,176,198	1,765,864	1,031,386

Total increase (decrease) in net assets	(16,672,530)	39,709,251	(193,628)	(2,507,116)
Net assets:
Beginning of period/year	91,439,034	51,729,783	8,229,128	10,736,244

End of period/year	$74,766,504	$91,439,034	$8,035,500	$8,229,128

Accumulated net investment loss at end of period/year	$(373,049)	$—	$(106,668)	$(69,813)

Changes in shares outstanding
Shares outstanding, beginning of period/year	4,000,132	2,800,132	152,040	127,040
Shares sold	3,200,000	10,600,000	50,000	87,500
Shares repurchased	(4,400,000)	(9,400,000)	(12,500)	(62,500)

Shares outstanding, end of period/year	2,800,132	4,000,132	189,540	152,040

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

[2]	Effective May 20, 2015, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	111

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares		Direxion Daily S&P 500® Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(2,906,176)	$(2,622,769)	$(922,511)	$(1,963,430)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	70,799,190	157,140,229	(35,293,824)	(128,734,013)
Change in net unrealized appreciation on investment securities and swaps	5,564,277	22,595,370	4,491,070	23,721,421

Net increase (decrease) in net assets resulting from operations	73,457,291	177,112,830	(31,725,265)	(106,976,022)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	270,291,632	1,165,282,695	134,891,073	253,574,442
Cost of shares redeemed	(379,418,967)	(1,089,208,613)	(64,840,098)	(141,675,806)
Transaction fees	78,646	218,643	19,452	42,503

Net increase (decrease) in net assets resulting from capital transactions	(109,048,689)	76,292,725	70,070,427	111,941,139

Total increase (decrease) in net assets	(35,591,398)	253,405,555	38,345,162	4,965,117
Net assets:
Beginning of period/year	552,931,257	299,525,702	204,478,677	199,513,560

End of period/year	$517,339,859	$552,931,257	$242,823,839	$204,478,677

Accumulated net investment loss at end of period/year	$(2,961,552)	$(55,376)	$(2,618,792)	$(1,696,281)

Changes in shares outstanding
Shares outstanding, beginning of period/year	6,701,251	5,501,251	9,075,675	5,025,675
Shares sold	3,200,000	15,750,000	6,950,000	8,700,000
Shares repurchased	(4,200,000)	(14,550,000)	(3,100,000)	(4,650,000)

Shares outstanding, end of period/year	5,701,251	6,701,251	12,925,675	9,075,675

The accompanying notes are an integral part of these financial statements.

112	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(3,851,422)	$(8,798,243)	$(3,080,436)	$(6,577,287)
Net realized gain (loss) on in-kind redemptions and swaps	476,294,575	234,349,540	(187,820,819)	(183,291,736)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(322,666,464)	116,643,090	87,100,569	18,017,085

Net increase (decrease) in net assets resulting from operations	149,776,689	342,194,387	(103,800,686)	(171,851,938)

Distributions to shareholders:
Net realized gains	(5,754,016)	(14,424,276)	—	—

Total distributions	(5,754,016)	(14,424,276)	—	—

Capital share transactions:
Proceeds from shares sold	1,027,067,661	3,870,098,027	857,191,638	1,724,709,701
Cost of shares redeemed	(1,551,772,184)	(3,840,201,960)	(686,082,257)	(1,612,807,532)
Transaction fees	345,130	850,806	205,824	483,792

Net increase (decrease) in net assets resulting from capital transactions	(524,359,393)	30,746,873	171,315,205	112,385,961

Total increase (decrease) in net assets	(380,336,720)	358,516,984	67,514,519	(59,465,977)
Net assets:
Beginning of period/year	1,090,966,286	732,449,302	606,360,910	665,826,887

End of period/year	$710,629,566	$1,090,966,286	$673,875,429	$606,360,910

Accumulated net investment loss at end of period/year	$(3,868,326)	$(16,904)	$(8,688,974)	$(5,608,538)

Changes in shares outstanding
Shares outstanding, beginning of period/year	14,400,034	10,950,034	44,798,480	32,098,480
Shares sold	13,250,000	56,350,000	72,500,000	107,000,000
Shares repurchased	(19,050,000)	(52,900,000)	(54,950,000)	(94,300,000)

Shares outstanding, end of period/year	8,600,034	14,400,034	62,348,480	44,798,480

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	113

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(21,594)	$(37,042)	$(229,381)	$(550,985)
Net realized gain (loss) on investment securities and swaps	546,063	(10,081)	(5,183,788)	(6,341,518)
Change in net unrealized appreciation (depreciation) on swaps	(132,166)	465,838	(1,514,205)	(3,765,928)

Net increase (decrease) in net assets resulting from operations	392,303	418,715	(6,927,374)	(10,658,431)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	—	—	908,198	7,893,536
Cost of shares redeemed	—	—	(2,622,507)	—
Transaction fees	—	—	787	—

Net increase (decrease) in net assets resulting from capital transactions	—	—	(1,713,522)	7,893,536

Total increase (decrease) in net assets	392,303	418,715	(8,640,896)	(2,764,895)
Net assets:
Beginning of period/year	4,269,519	3,850,804	54,673,129	57,438,024

End of period/year	$4,661,822	$4,269,519	$46,032,233	$54,673,129

Accumulated net investment loss at end of period/year	$(43,797)	$(22,203)	$(685,121)	$(455,740)

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,000	100,000	2,750,000	2,400,000
Shares sold	—	—	50,000	350,000
Shares repurchased	—	—	(150,000)	—

Shares outstanding, end of period/year	100,000	100,000	2,650,000	2,750,000

The accompanying notes are an integral part of these financial statements.

114	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(224,588)	$(203,666)	$(1,822,983)	$(5,287,938)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	7,343,682	11,143,980	(151,030,783)	(194,283,795)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,387,806)	3,699,998	27,413,120	(97,485,884)

Net increase (decrease) in net assets resulting from operations	4,731,288	14,640,312	(125,440,646)	(297,057,617)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	141,091,873	136,413,344	108,769,048	395,778,539
Cost of shares redeemed	(110,001,122)	(123,676,027)	(57,311,705)	(114,008,524)
Transaction fees	29,012	34,119	17,193	34,203

Net increase in net assets resulting from capital transactions	31,119,763	12,771,436	51,474,536	281,804,218

Total increase (decrease) in net assets	35,851,051	27,411,748	(73,966,110)	(15,253,399)
Net assets:
Beginning of period/year	57,729,442	30,317,694	527,944,968	543,198,367

End of period/year	$93,580,493	$57,729,442	$453,978,858	$527,944,968

Accumulated net investment loss at end of period/year	$(224,588)	$—	$(6,209,118)	$(4,386,135)

Changes in shares outstanding
Shares outstanding, beginning of period/year	800,000	600,000	13,549,789	8,399,789
Shares sold	1,600,000	2,200,000	3,700,000	7,350,000
Shares repurchased	(1,300,000)	(2,000,000)	(1,750,000)	(2,200,000)

Shares outstanding, end of period/year	1,100,000	800,000	15,499,789	13,549,789

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	115

Statements of Changes in Net Assets

	Direxion Daily Brazil Bull 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(164,477)	$(40,911)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(27,602,943)	(2,115,757)
Change in net unrealized appreciation on investment securities and swaps	9,829,675	152,970

Net decrease in net assets resulting from operations	(17,937,745)	(2,003,698)

Distributions to shareholders:	—	—

Capital share transactions:
Proceeds from shares sold	42,037,740	56,884,793
Cost of shares redeemed	(13,143,790)	(19,810,039)
Transaction fees	2,628	4,490

Net increase in net assets resulting from capital transactions	28,896,578	37,079,244

Total increase in net assets	10,958,833	35,075,546
Net assets:
Beginning of period/year	40,760,653	5,685,107

End of period/year	$51,719,486	$40,760,653

Accumulated net investment loss at end of period/year	$(164,477)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	270,000	20,000
Shares sold	575,000	360,000
Shares repurchased	(165,000)	(110,000)

Shares outstanding, end of period/year	680,000	270,000

[1]	Effective May 20, 2015, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 reverse stock split.

The accompanying notes are an integral part of these financial statements.

116	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Developed Markets Bull 3X Shares		Direxion Daily Developed Markets Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(159,611)	$(368,395)	$(41,109)	$(68,775)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(1,569,706)	(794,635)	(1,528,608)	(2,716,080)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	1,461,650	(3,289,699)	(214,176)	1,740,707

Net decrease in net assets resulting from operations	(267,667)	(4,452,729)	(1,783,893)	(1,044,148)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	37,520,662	86,120,669	8,242,020	5,115,227
Cost of shares redeemed	(40,515,903)	(97,754,300)	(10,843,790)	(3,350,596)
Transaction fees	8,930	21,176	3,253	1,005

Net increase (decrease) in net assets resulting from capital transactions	(2,986,311)	(11,612,455)	(2,598,517)	1,765,636

Total increase (decrease) in net assets	(3,253,978)	(16,065,184)	(4,382,410)	721,488
Net assets:
Beginning of period/year	35,982,217	52,047,401	9,255,258	8,533,770

End of period/year	$32,728,239	$35,982,217	$4,872,848	$9,255,258

Accumulated net investment loss at end of period/year	$(159,611)	$—	$(96,245)	$(55,136)

Changes in shares outstanding
Shares outstanding, beginning of period/year	550,001	750,001	284,916	234,916
Shares sold	600,000	1,250,000	250,000	150,000
Shares repurchased	(700,000)	(1,450,000)	(350,000)	(100,000)

Shares outstanding, end of period/year	450,001	550,001	184,916	284,916

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	117

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets Bull 3X Shares		Direxion Daily Emerging Markets Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(1,192,041)	$(2,359,899)	$(368,723)	$(1,102,326)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(11,032,482)	11,040,930	(2,918,658)	(43,397,443)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	27,245,417	(16,822,596)	(9,053,627)	8,167,122

Net increase (decrease) in net assets resulting from operations	15,020,894	(8,141,565)	(12,341,008)	(36,332,647)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	154,574,405	384,048,932	114,162,212	242,420,611
Cost of shares redeemed	(221,310,449)	(401,304,980)	(82,929,706)	(226,441,278)
Transaction fees	45,499	87,891	24,880	67,932

Net increase (decrease) in net assets resulting from capital transactions	(66,690,545)	(17,168,157)	31,257,386	16,047,265

Total increase (decrease) in net assets	(51,669,651)	(25,309,722)	18,916,378	(20,285,382)
Net assets:
Beginning of period/year	287,673,312	312,983,034	86,011,674	106,297,056

End of period/year	$236,003,661	$287,673,312	$104,928,052	$86,011,674

Accumulated net investment loss at end of period/year	$(3,450,402)	$(2,258,361)	$(1,308,387)	$(939,664)

Changes in shares outstanding
Shares outstanding, beginning of period/year	10,378,932	10,478,932	2,627,763	2,627,763
Shares sold	6,750,000	14,650,000	3,700,000	5,850,000
Shares repurchased	(8,900,000)	(14,750,000)	(2,400,000)	(5,850,000)

Shares outstanding, end of period/year	8,228,932	10,378,932	3,927,763	2,627,763

The accompanying notes are an integral part of these financial statements.

118	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bull 3X Shares		Direxion Daily FTSE China Bear 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(580,063)	$(866,500)	$(60,713)	$(144,879)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	90,195,988	33,770,068	(6,261,671)	(7,546,523)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,642,583)	(21,193,745)	(4,763,053)	395,940

Net increase (decrease) in net assets resulting from operations	86,973,342	11,709,823	(11,085,437)	(7,295,462)

Distributions to shareholders:
Net realized gains	(248,005)	—	—	—

Total distributions	(248,005)	—	—	—

Capital share transactions:
Proceeds from shares sold	78,880,554	134,743,358	43,881,880	27,107,682
Cost of shares redeemed	(82,029,183)	(116,758,668)	(11,973,171)	(15,379,573)
Transaction fees	17,115	23,697	3,592	4,614

Net increase (decrease) in net assets resulting from capital transactions	(3,131,514)	18,008,387	31,912,301	11,732,723

Total increase in net assets	83,593,823	29,718,210	20,826,864	4,437,261
Net assets:
Beginning of period/year	110,783,916	81,065,706	13,986,150	9,548,889

End of period/year	$194,377,739	$110,783,916	$34,813,014	$13,986,150

Accumulated net investment loss at end of period/year	$(580,063)	$—	$(191,240)	$(130,527)

Changes in shares outstanding
Shares outstanding, beginning of period/year	3,500,011	2,700,011	96,997	41,997
Shares sold	1,700,002	5,000,000	655,000	125,000
Shares repurchased	(2,100,000)	(4,200,000)	(95,000)	(70,000)

Shares outstanding, end of period/year	3,100,013	3,500,011	656,997	96,997

[1]	Effective May 20, 2015, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	119

Statements of Changes in Net Assets

	Direxion Daily FTSE Europe Bull 3X Shares		Direxion Daily India Bull 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	For the Period January 22, 2014[2] through October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income (loss)	$(68,380)	$44,228	$(413,506)	$(470,257)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(611,802)	(1,043,009)	27,945,992	9,013,277
Change in net unrealized appreciation (depreciation) on investment securities and swaps	5,268,047	(1,013,977)	(52,358,655)	26,451,932

Net increase (decrease) in net assets resulting from operations	4,587,865	(2,012,758)	(24,826,169)	34,994,952

Distributions to shareholders:
Net investment income	(16,450)	(36,348)	—	—

Total distributions	(16,450)	(36,348)	—	—

Capital share transactions:
Proceeds from shares sold	41,334,331	11,679,729	82,909,812	38,926,342
Cost of shares redeemed	—	—	(25,270,466)	(31,123,155)
Transaction fees	—	—	4,017	6,225

Net increase in net assets resulting from capital transactions	41,334,331	11,679,729	57,643,363	7,809,412

Total increase in net assets	45,905,746	9,630,623	32,817,194	42,804,364
Net assets:
Beginning of period/year	9,630,623	—	78,948,584	36,144,220

End of period/year	$55,536,369	$9,630,623	$111,765,778	$78,948,584

Undistributed (Accumulated) net investment income (loss) at end of period/year	$(68,381)	$16,449	$(830,805)	$(417,299)

Changes in shares outstanding
Shares outstanding, beginning of period/year	300,001	—	3,099,456	2,699,456
Shares sold	1,250,000	300,001	3,800,000	2,000,000
Shares repurchased	—	—	(1,000,000)	(1,600,000)

Shares outstanding, end of period/year	1,550,001	300,001	5,899,456	3,099,456

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

[2]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

120	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Japan Bull 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(35,292)	$(46,199)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(87,596)	(467,410)
Change in net unrealized appreciation on investment securities and swaps	906,885	640,065

Net increase in net assets resulting from operations	783,997	126,456

Distributions to shareholders:
Net realized gains	—	(30,583)

Total distributions	—	(30,583)

Capital share transactions:
Proceeds from shares sold	22,207,346	7,068,075
Cost of shares redeemed	(13,019,389)	(4,793,313)
Transaction fees	2,604	959

Net increase in net assets resulting from capital transactions	9,190,561	2,275,721

Total increase in net assets	9,974,558	2,371,594
Net assets:
Beginning of period/year	7,336,525	4,964,931

End of period/year	$17,311,083	$7,336,525

Accumulated net investment loss at end of period/year	$(76,098)	$(40,806)

Changes in shares outstanding
Shares outstanding, beginning of period/year	150,001	100,001
Shares sold	400,000	150,000
Shares repurchased	(250,000)	(100,000)

Shares outstanding, end of period/year	300,001	150,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	121

Statements of Changes in Net Assets

	Direxion Daily Latin America Bull 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(89,540)	$(113,128)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(8,859,351)	(4,854,690)
Change in net unrealized appreciation on investment securities and swaps	1,001,625	13,776

Net decrease in net assets resulting from operations	(7,947,266)	(4,954,042)

Distributions to shareholders:	—	—

Capital share transactions:
Proceeds from shares sold	10,210,148	9,757,021
Cost of shares redeemed	(534,751)	(7,179,651)
Transaction fees	107	1,436

Net increase in net assets resulting from capital transactions	9,675,504	2,578,806

Total increase (decrease) in net assets	1,728,238	(2,375,236)
Net assets:
Beginning of period/year	21,879,153	24,254,389

End of period/year	$23,607,391	$21,879,153

Accumulated net investment loss at end of period/year	$(234,251)	$(144,711)

Changes in shares outstanding
Shares outstanding, beginning of period/year	294,965	232,465
Shares sold	237,500	137,500
Shares repurchased	(12,500)	(75,000)

Shares outstanding, end of period/year	519,965	294,965

[1]	Effective May 20, 2015, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

122	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares		Direxion Daily Russia Bear 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(790,803)	$(633,055)	$(258,711)	$(167,450)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(132,160,934)	(18,698,362)	(46,157,341)	(2,870,526)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	123,105,395	(24,693,012)	(34,120,473)	866,735

Net decrease in net assets resulting from operations	(9,846,342)	(44,024,429)	(80,536,525)	(2,171,241)

Distributions to shareholders:
Net realized gains	(76,183)	—	—	—

Total distributions	(76,183)	—	—	—

Capital share transactions:
Proceeds from shares sold	309,121,063	261,465,503	265,166,548	61,091,076
Cost of shares redeemed	(230,924,933)	(67,556,000)	(132,053,364)	(51,752,321)
Transaction fees	47,713	13,893	39,899	15,525

Net increase in net assets resulting from capital transactions	78,243,843	193,923,396	133,153,083	9,354,280

Total increase in net assets	68,321,318	149,898,967	52,616,558	7,183,039
Net assets:
Beginning of period/year	172,460,417	22,561,450	16,286,345	9,103,306

End of period/year	$240,781,735	$172,460,417	$68,902,903	$16,286,345

Accumulated net investment loss at end of period/year	$(790,803)	$—	$(413,729)	$(155,018)

Changes in shares outstanding
Shares outstanding, beginning of period/year	2,716,642	124,975	275,000	187,500
Shares sold	14,358,333	3,333,333	4,012,500	1,000,000
Shares repurchased	(9,534,996)	(741,666)	(1,887,500)	(912,500)

Shares outstanding, end of period/year	7,539,979	2,716,642	2,400,000	275,000

[1]	Effective May 20, 2015, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	123

Statements of Changes in Net Assets

	Direxion Daily South Korea Bull 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(16,326)	$(17,176)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(97,140)	739,944
Change in net unrealized appreciation (depreciation) on investment securities and swaps	585,523	(885,123)

Net increase (decrease) in net assets resulting from operations	472,057	(162,355)

Distributions to shareholders:
Net realized gains	—	(56,741)

Total distributions	—	(56,741)

Capital share transactions:
Proceeds from shares sold	10,927,891	9,908,619
Cost of shares redeemed	(8,985,657)	(10,476,469)
Transaction fees	2,461	3,143

Net increase (decrease) in net assets resulting from capital transactions	1,944,695	(564,707)

Total increase (decrease) in net assets	2,416,752	(783,803)
Net assets:
Beginning of period/year	1,943,391	2,727,194

End of period/year	$4,360,143	$1,943,391

Accumulated net investment loss at end of period/year	$(16,326)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	50,001	50,001
Shares sold	300,000	200,000
Shares repurchased	(250,000)	(200,000)

Shares outstanding, end of period/year	100,001	50,001

The accompanying notes are an integral part of these financial statements.

124	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Basic Materials Bull 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(30,371)	$(12,470)
Net realized gain (loss) on investment securities and swaps	2,848,316	(41,487)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,139,561)	1,196,543

Net increase in net assets resulting from operations	678,384	1,142,586

Distributions to shareholders:	—	—

Capital share transactions:
Proceeds from shares sold	—	2,685,252
Cost of shares redeemed	—	—

Net increase in net assets resulting from capital transactions	—	2,685,252

Total increase in net assets	678,384	3,827,838
Net assets:
Beginning of period/year	6,119,760	2,291,922

End of period/year	$6,798,144	$6,119,760

Accumulated net investment loss at end of period/year	$(39,044)	$(8,673)

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,001	50,001
Shares sold	—	50,000
Shares repurchased	—	—

Shares outstanding, end of period/year	100,001	100,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	125

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bull 3X Shares		Direxion Daily Gold Miners Index Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(3,573,118)	$(5,924,648)	$(777,727)	$(1,855,011)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(332,121,871)	(363,294,040)	32,367,253	25,132,021
Change in net unrealized appreciation (depreciation) on investment securities and swaps	542,422,335	(473,986,047)	(171,143,433)	111,856,804

Net increase (decrease) in net assets resulting from operations	206,727,346	(843,204,735)	(139,553,907)	135,133,814

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	926,149,562	2,001,906,569	563,569,204	734,864,112
Cost of shares redeemed	(863,412,687)	(1,254,320,167)	(421,075,526)	(834,040,239)
Transaction fees	173,592	258,592	126,642	247,730

Net increase (decrease) in net assets resulting from capital transactions	62,910,467	747,844,994	142,620,320	(98,928,397)

Total increase (decrease) in net assets	269,637,813	(95,359,741)	3,066,413	36,205,417
Net assets:
Beginning of period/year	552,266,628	647,626,369	193,040,221	156,834,804

End of period/year	$821,904,441	$552,266,628	$196,106,634	$193,040,221

Accumulated net investment loss at end of period/year	$(9,548,648)	$(5,975,530)	$(2,386,094)	$(1,608,367)

Changes in shares outstanding
Shares outstanding, beginning of period/year	50,074,756	13,424,756	4,150,002	5,100,002
Shares sold	79,450,000	69,500,000	32,550,000	33,150,000
Shares repurchased	(61,850,000)	(32,850,000)	(21,900,000)	(34,100,000)

Shares outstanding, end of period/year	67,674,756	50,074,756	14,800,002	4,150,002

The accompanying notes are an integral part of these financial statements.

126	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(1,293,877)	$(571,787)
Net realized gain on investment securities, in-kind redemptions and swaps	85,405,595	9,919,464
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(45,891,147)	60,550,540

Net increase in net assets resulting from operations	38,220,571	69,898,217

Distributions to shareholders:
Net realized gains	—	(856,862)

Total distributions	—	(856,862)

Capital share transactions:
Proceeds from shares sold	163,799,417	210,004,701
Cost of shares redeemed	(20,698,660)	(137,305,249)
Transaction fees	4,835	32,615

Net increase in net assets resulting from capital transactions	143,105,592	72,732,067

Total increase in net assets	181,326,163	141,773,422
Net assets:
Beginning of period/year	189,820,425	48,047,003

End of period/year	$371,146,588	$189,820,425

Accumulated net investment loss at end of period/year	$(1,293,877)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	6,400,008	3,200,008
Shares sold	4,800,000	9,000,000
Shares repurchased	(600,000)	(5,800,000)

Shares outstanding, end of period/year	10,600,008	6,400,008

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	127

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 3X Shares		Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(1,014,922)	$(1,218,828)	$(354,781)	$(331,711)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(284,432,541)	(146,884,303)	(5,441,564)	(10,450,076)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	211,500,493	(208,815,863)	(49,660,136)	57,365,977

Net increase (decrease) in net assets resulting from operations	(73,946,970)	(356,918,994)	(55,456,481)	46,584,190

Distributions to shareholders:
Net investment income	—	(6,052)	—	(6,300)
Net realized gains	(7,778,400)	—	(3,658,733)	—

Total distributions	(7,778,400)	(6,052)	(3,658,733)	(6,300)

Capital share transactions:
Proceeds from shares sold	450,613,100	681,901,982	376,396,774	173,350,618
Cost of shares redeemed	(348,070,507)	(161,512,451)	(280,377,718)	(172,356,347)
Transaction fees	72,833	37,085	81,749	51,707

Net increase in net assets resulting from capital transactions	102,615,426	520,426,616	96,100,805	1,045,978

Total increase in net assets	20,890,056	163,501,570	36,985,591	47,623,868
Net assets:
Beginning of period/year	168,091,349	4,589,779	51,893,064	4,269,196

End of period/year	$188,981,405	$168,091,349	$88,878,655	$51,893,064

Accumulated net investment loss at end of period/year	$(1,014,922)	$—	$(354,781)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	4,305,000	15,000	1,500,001	100,001
Shares sold	16,510,000	5,060,000	32,200,000	12,500,000
Shares repurchased	(11,926,457)	(770,000)	(23,000,000)	(11,100,000)

Shares outstanding, end of period/year	8,888,543	4,305,000	10,700,001	1,500,001

The accompanying notes are an integral part of these financial statements.

128	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(198,957)	$(155,174)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(48,987,479)	(13,909,628)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	32,239,040	(8,896,717)

Net decrease in net assets resulting from operations	(16,947,396)	(22,961,519)

Distributions to shareholders:
Capital share transactions:
Proceeds from shares sold	139,664,576	56,253,891
Cost of shares redeemed	(45,668,102)	(11,760,522)
Transaction fees	9,303	2,561

Net increase in net assets resulting from capital transactions	94,005,777	44,495,930

Total increase in net assets	77,058,381	21,534,411
Net assets:
Beginning of period/year	42,411,870	20,877,459

End of period/year	$119,470,251	$42,411,870

Accumulated net investment loss at end of period/year	$(325,418)	$(155,174)

Changes in shares outstanding
Shares outstanding, beginning of period/year	330,000	60,000
Shares sold	3,335,000	305,000
Shares repurchased	(1,025,000)	(35,000)

Shares outstanding, end of period/year	2,640,000	330,000

[1]	Effective May 20, 2015, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	129

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares[1]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income (loss)	$12,553	$(92,452)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	8,953,796	(609,956)
Change in net unrealized appreciation on investment securities and swaps	1,177,878	1,142,896

Net increase in net assets resulting from operations	10,144,227	440,488

Distributions to shareholders:	—	—

Capital share transactions:
Proceeds from shares sold	16,339,809	7,447,255
Cost of shares redeemed	—	(9,907,959)
Transaction fees	—	1,982

Net increase (decrease) in net assets resulting from capital transactions	16,339,809	(2,458,722)

Total increase (decrease) in net assets	26,484,036	(2,018,234)
Net assets:
Beginning of period/year	15,741,352	17,759,586

End of period/year	$42,225,388	$15,741,352

Accumulated net investment loss at end of period/year	$(68,145)	$(92,452)

Changes in shares outstanding
Shares outstanding, beginning of period/year	800,012	1,000,012
Shares sold	600,000	400,000
Shares repurchased	—	(600,000)

Shares outstanding, end of period/year	1,400,012	800,012

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

The accompanying notes are an integral part of these financial statements.

130	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares[1]		Direxion Daily Semiconductor Bear 3X Shares[2]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(445,682)	$(387,423)	$(98,360)	$(207,310)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	127,890,176	10,426,839	(9,748,215)	(27,509,748)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(99,693,233)	48,548,260	2,153,668	10,452,847

Net increase (decrease) in net assets resulting from operations	27,751,261	58,587,676	(7,692,907)	(17,264,211)

Distributions to shareholders:
Net investment income	(7,448)	—	—	—

Total distributions	(7,448)	—	—	—

Capital share transactions:
Proceeds from shares sold	80,903,224	190,666,828	27,751,242	51,545,384
Cost of shares redeemed	(124,875,922)	(139,222,648)	(20,573,835)	(41,484,710)
Transaction fees	26,740	31,718	6,173	12,445

Net increase (decrease) in net assets resulting from capital transactions	(43,945,958)	51,475,898	7,183,580	10,073,119

Total increase (decrease) in net assets	(16,202,145)	110,063,574	(509,327)	(7,191,092)
Net assets:
Beginning of period/year	165,650,459	55,586,885	22,364,592	29,555,684

End of period/year	$149,448,314	$165,650,459	$21,855,265	$22,364,592

Accumulated net investment loss at end of period/year	$(453,130)	$—	$(259,397)	$(161,037)

Changes in shares outstanding
Shares outstanding, beginning of period/year	6,000,004	3,800,004	324,962	162,462
Shares sold	2,400,000	7,600,000	512,500	537,500
Shares repurchased	(3,800,000)	(5,400,000)	(387,500)	(375,000)

Shares outstanding, end of period/year	4,600,004	6,000,004	449,962	324,962

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

[2]	Effective May 20, 2015, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	131

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(838,567)	$(1,461,121)	$(328,820)	$(511,924)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	69,794,287	(6,007,436)	(4,565,354)	(24,440,137)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(16,779,463)	9,983,939	(2,311,202)	10,846,514

Net increase (decrease) in net assets resulting from operations	52,176,257	2,515,382	(7,205,376)	(14,105,547)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	786,086,328	288,245,232	139,268,374	55,869,705
Cost of shares redeemed	(615,445,220)	(196,518,005)	(111,165,694)	(57,858,319)
Transaction fees	133,142	48,801	33,308	17,358

Net increase (decrease) in net assets resulting from capital transactions	170,774,250	91,776,028	28,135,988	(1,971,256)

Total increase (decrease) in net assets	222,950,507	94,291,410	20,930,612	(16,076,803)
Net assets:
Beginning of period/year	235,801,370	141,509,960	48,315,052	64,391,855

End of period/year	$458,751,877	$235,801,370	$69,245,664	$48,315,052

Accumulated net investment loss at end of period/year	$(846,417)	$(7,850)	$(741,392)	$(412,572)

Changes in shares outstanding
Shares outstanding, beginning of period/year	2,800,017	1,700,017	2,787,220	2,887,220
Shares sold	14,200,000	3,250,000	6,700,000	3,100,000
Shares repurchased	(10,100,000)	(2,150,000)	(5,250,000)	(3,200,000)

Shares outstanding, end of period/year	6,900,017	2,800,017	4,237,220	2,787,220

The accompanying notes are an integral part of these financial statements.

132	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares[1]		Direxion Daily Financial Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(5,124,464)	$(9,707,403)	$(1,285,297)	$(3,675,998)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	857,208,951	288,047,683	(65,901,382)	(171,618,868)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(734,368,207)	265,788,438	26,783,106	(45,415,706)

Net increase (decrease) in net assets resulting from operations	117,716,280	544,128,718	(40,403,573)	(220,710,572)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	523,717,285	1,926,990,861	180,912,788	546,150,822
Cost of shares redeemed	(600,205,066)	(2,222,596,908)	(131,544,701)	(650,845,327)
Transaction fees	121,256	416,049	39,463	188,833

Net increase (decrease) in net assets resulting from capital transactions	(76,366,525)	(295,189,998)	49,407,550	(104,505,672)

Total increase (decrease) in net assets	41,349,755	248,938,720	9,003,977	(325,216,244)
Net assets:
Beginning of period/year	1,262,983,941	1,014,045,221	283,539,379	608,755,623

End of period/year	$1,304,333,696	$1,262,983,941	$292,543,356	$283,539,379

Accumulated net investment loss at end of period/year	$(5,134,803)	$(10,339)	$(4,194,154)	$(2,908,857)

Changes in shares outstanding
Shares outstanding, beginning of period/year	44,299,888	53,499,888	19,453,453	23,103,453
Shares sold	17,800,000	80,800,000	14,100,000	27,800,000
Shares repurchased	(19,200,000)	(90,000,000)	(9,850,000)	(31,450,000)

Shares outstanding, end of period/year	42,899,888	44,299,888	23,703,453	19,453,453

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	133

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(424,025)	$(880,046)	$(51,954)	$(119,657)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	65,685,978	62,146,904	(5,314,589)	(6,126,046)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(70,952,851)	(16,610,867)	3,755,727	(887,014)

Net increase (decrease) in net assets resulting from operations	(5,690,898)	44,655,991	(1,610,816)	(7,132,717)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	109,497,662	154,573,507	19,469,834	39,777,104
Cost of shares redeemed	(83,119,054)	(233,918,342)	(14,171,564)	(40,878,758)
Transaction fees	19,924	50,081	4,251	12,264

Net increase (decrease) in net assets resulting from capital transactions	26,398,532	(79,294,754)	5,302,521	(1,089,390)

Total increase (decrease) in net assets	20,707,634	(34,638,763)	3,691,705	(8,222,107)
Net assets:
Beginning of period/year	99,425,820	134,064,583	9,197,446	17,419,553

End of period/year	$120,133,454	$99,425,820	$12,889,151	$9,197,446

Undistributed (Accumulated) net investment income (loss) at end of period/year	$(422,901)	$1,124	$(147,726)	$(95,772)

Changes in shares outstanding
Shares outstanding, beginning of period/year	1,400,000	3,000,000	308,309	308,309
Shares sold	1,250,000	2,650,000	800,000	900,000
Shares repurchased	(1,000,000)	(4,250,000)	(600,000)	(900,000)

Shares outstanding, end of period/year	1,650,000	1,400,000	508,309	308,309

The accompanying notes are an integral part of these financial statements.

134	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares[1]		Direxion Daily Technology Bear 3X Shares[2]
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(945,679)	$(1,141,299)	$(57,813)	$(166,718)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	74,833,992	24,908,766	(5,351,143)	(10,673,957)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(43,399,088)	50,439,798	2,614,802	(1,676,774)

Net increase (decrease) in net assets resulting from operations	30,489,225	74,207,265	(2,794,154)	(12,517,449)

Distributions to shareholders:	—	—	—	—

Capital share transactions:
Proceeds from shares sold	54,741,604	188,388,292	14,485,170	24,925,207
Cost of shares redeemed	(80,602,264)	(178,535,063)	(7,960,661)	(17,128,161)
Transaction fees	19,081	47,556	2,388	5,139

Net increase (decrease) in net assets resulting from capital transactions	(25,841,579)	9,900,785	6,526,897	7,802,185

Total increase (decrease) in net assets	4,647,646	84,108,050	3,732,743	(4,715,264)
Net assets:
Beginning of period/year	189,803,833	105,695,783	13,966,806	18,682,070

End of period/year	$194,451,479	$189,803,833	$17,699,549	$13,966,806

Accumulated net investment loss at end of period/year	$(945,679)	$—	$(195,176)	$(137,363)

Changes in shares outstanding
Shares outstanding, beginning of period/year	5,800,000	5,600,000	280,468	180,468
Shares sold	1,600,000	6,200,000	350,000	337,500
Shares repurchased	(2,200,000)	(6,000,000)	(175,000)	(237,500)

Shares outstanding, end of period/year	5,200,000	5,800,000	455,468	280,468

[1]	Effective May 20, 2015, the Fund had a 4:1 stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.
[2]	Effective May 20, 2015, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	135

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily S&P 500® Bull 1.25X Shares
For the Period January 7, 2015[9] through April 30, 2015 (Unaudited)	$25.00	$0.08	$0.08	$1.36	$1.44	$(0.10)	$—	$—	$(0.10)	$26.34	5.76%	$3,951	0.50%	1.95%	0.96%	0.50%	1.95%	0.96%	0%
Direxion Daily Small Cap Bull 1.25X Shares
For the Period January 7, 2015[9] through April 30, 2015 (Unaudited)	$25.00	0.03	0.03	1.61	1.64	—	—	—	—	$26.64	6.56%	$2,664	0.50%	3.14%	0.32%	0.50%	3.14%	0.32%	0%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares
For the Period January 7, 2015[9] through April 30, 2015 (Unaudited)	$25.00	0.04	0.04	4.33	4.37	—	—	—	—	$29.37	17.48%	$1,469	0.50%	3.38%	0.47%	0.50%	3.38%	0.47%	0%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
For the Period January 7, 2015[9] through April 30, 2015 (Unaudited)	$25.00	(0.01)	(0.01)	4.17	4.16	—	—	—	—	$29.16	16.64%	$1,458	0.50%	3.43%	(0.14)%	0.50%	3.43%	(0.14)%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Period April 16, 2015[9] through April 30, 2015 (Unaudited)	$40.00	(0.02)	(0.02)	6.97	6.95	—	—	—	—	$46.95	17.38%	$35,216	0.95%	1.26%	(0.92)%	0.95%	1.26%	(0.92)%	0%
Direxion Daily Mid Cap Bull 2X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$30.63	(0.10)	(0.10)	3.75	3.65	—	—	—	—	$34.28	11.92%	$6,856	0.60%	1.15%	(0.59)%	0.60%	1.14%	(0.59)%	410%
For the Period July 29, 2014[9] through October 31, 2014	$30.00	(0.01)	(0.01)	0.64	0.63	—	—	—	—	$30.63	2.10%	$2,042	0.60%	1.68%	(0.14)%	0.60%	1.67%	(0.14)%	160%
Direxion Daily S&P 500® Bull 2X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$33.58	(0.10)	(0.10)	2.61	2.51	—	—	—	—	$36.09	7.47%	$19,242	0.60%	0.91%	(0.59)%	0.60%	0.91%	(0.59)%	89%
For the Period May 28, 2014[9] through October 31, 2014	$30.00	0.18	0.18	3.40	3.58	—	—	—	—	$33.58	11.92%	$31,336	0.60%	0.93%	1.34%	0.60%	0.93%	1.34%	91%
Direxion Daily Small Cap Bull 2X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$31.73	(0.10)	(0.10)	2.64	2.54	—	—	—	—	$34.27	8.01%	$9,137	0.61%	1.27%	(0.59)%	0.60%	1.26%	(0.59)%	0%
For the Period July 29, 2014[9] through October 31, 2014	$30.00	(0.05)	(0.05)	1.78	1.73	—	—	—	—	$31.73	5.76%	$4,230	0.60%	2.86%	(0.60)%	0.60%	2.86%	(0.60)%	503%
Direxion Daily 7-10 Year Treasury Bull 2X Shares[11]
For the Six Months Ended April 30, 2015 (Unaudited)	$41.46	(0.13)	(0.13)	3.03	2.90	—	—	—	—	$44.36	7.03%	$15,527	0.60%	0.91%	(0.59)%	0.60%	0.91%	(0.59)%	0%
For the Period July 29, 2014[9] through October 31, 2014	$40.00	(0.07)	(0.07)	1.53	1.46	—	—	—	—	$41.46	3.64%	$12,436	0.60%	1.65%	(0.60)%	0.60%	1.65%	(0.60)%	497%
Direxion Daily Mid Cap Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$22.86	(0.12)	(0.12)	3.96	3.84	—	—	—	—	$26.70	16.80%	$74,767	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	78%
For the Year Ended October 31, 2014	$18.48	(0.19)	(0.19)	5.35	5.16	—	(0.78)	—	(0.78)	$22.86	29.26%	$91,439	0.98%	1.04%	(0.93)%	0.95%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2013	$8.44	(0.11)	(0.11)	10.15	10.04	—	—	—	—	$18.48	118.83%	$51,730	0.99%	1.11%	(0.87)%	0.95%	1.07%	(0.83)%	100%
For the Year Ended October 31, 2012	$9.02	(0.11)	(0.05)	2.24	2.13	—	(2.71)	—	(2.71)	$8.44	26.11%	$33,768	1.67%	1.81%	(1.23)%	0.95%	1.08%	(0.51)%	80%
For the Year Ended October 31, 2011	$9.55	(0.05)	(0.05)	0.43	0.38	(0.01)	(0.90)	—	(0.91)	$9.02	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
For the Year Ended October 31, 2010	$7.00	(0.01)	(0.03)	4.70	4.69	(0.03)	(2.11)	—	(2.14)	$9.55	78.65%	$42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%

The accompanying notes are an integral part of these financial statements.

136	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bear 3X Shares[12]
For the Six Months Ended April 30, 2015 (Unaudited)	$54.12	$(0.22)	$(0.22)	$(11.51)	$(11.73)	$—	$—	$—	$—	$42.39	(21.66)%	$8,036	0.95%	1.37%	(0.94)%	0.95%	1.37%	(0.94)%	0%
For the Year Ended October 31, 2014	$84.52	(0.64)	(0.64)	(29.76)	(30.40)	—	—	—	—	$54.12	(35.97)%	$8,229	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2013	$230.16	(1.28)	(1.28)	(144.36)	(145.64)	—	—	—	—	$84.52	(63.28)%	$10,736	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2012	$399.24	(2.64)	(2.68)	(166.44)	(169.08)	—	—	—	—	$230.16	(42.35)%	$16,784	0.95%	1.28%	(0.95)%	0.95%	1.28%	(0.95)%	0%
For the Year Ended October 31, 2011	$739.80	(4.56)	(4.56)	(336.00)	(340.56)	—	—	—	—	$399.24	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
For the Year Ended October 31, 2010	$2,071.20	(9.60)	(9.60)	(1,321.80)	(1,331.40)	—	—	—	—	$739.80	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
Direxion Daily S&P 500® Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$82.51	(0.43)	(0.42)	8.66	8.23	—	—	—	—	$90.74	9.97%	$517,340	0.97%	0.96%	(0.97)%	0.95%	0.94%	(0.95)%	271%
For the Year Ended October 31, 2014	$54.45	(0.48)	(0.46)	28.54	28.06	—	—	—	—	$82.51	51.53%	$552,931	0.97%	0.98%	(0.71)%	0.95%	0.96%	(0.68)%	110%
For the Year Ended October 31, 2013	$28.31	(0.35)	(0.34)	26.49	26.14	—	—	—	—	$54.45	92.31%	$299,526	0.98%	1.00%	(0.88)%	0.95%	0.97%	(0.85)%	217%
For the Year Ended October 31, 2012	$20.70	(0.15)	(0.15)	7.76	7.61	—	—	—	—	$28.31	36.76%	$169,911	0.97%	1.03%	(0.63)%	0.95%	1.01%	(0.62)%	24%
For the Year Ended October 31, 2011	$19.63	(0.13)	(0.12)	1.20	1.07	—	—	—	—	$20.70	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
For the Year Ended October 31, 2010	$15.76	0.10	0.10	6.49	6.59	(0.12)	(2.60)	—	(2.72)	$19.63	45.15%	$203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$22.53	(0.09)	(0.09)	(3.65)	(3.74)	—	—	—	—	$18.79	(16.60)%	$242,824	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$39.70	(0.27)	(0.27)	(16.90)	(17.17)	—	—	—	—	$22.53	(43.25)%	$204,479	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$90.20	(0.54)	(0.37)	(49.96)	(50.50)	—	—	—	—	$39.70	(55.99)%	$199,514	0.95%	1.29%	(0.95)%	0.65%	0.98%	(0.64)%	0%
For the Year Ended October 31, 2012	$160.75	(1.05)	(1.05)	(69.50)	(70.55)	—	—	—	—	$90.20	(43.89)%	$208,011	0.95%	1.03%	(0.95)%	0.95%	1.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$274.75	(1.80)	(1.80)	(112.20)	(114.00)	—	—	—	—	$160.75	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
For the Year Ended October 31, 2010	$557.00	(3.25)	(3.25)	(279.00)	(282.25)	—	—	—	—	$274.75	(50.67)%	$283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$75.76	(0.39)	(0.38)	7.74	7.35	—	(0.48)	—	(0.48)	$82.63	9.78%	$710,630	0.98%	1.02%	(0.96)%	0.95%	0.99%	(0.93)%	0%
For the Year Ended October 31, 2014	$66.89	(0.66)	(0.64)	10.72	10.06	—	(1.19)	—	(1.19)	$75.76	15.30%	$1,090,966	0.98%	1.02%	(0.93)%	0.95%	0.99%	(0.90)%	0%
For the Year Ended October 31, 2013	$28.72	(0.38)	(0.36)	38.55	38.17	—	—	—	—	$66.89	132.90%	$732,449	0.99%	1.05%	(0.90)%	0.95%	1.01%	(0.87)%	0%
For the Year Ended October 31, 2012	$23.77	(0.21)	(0.20)	5.16	4.95	—	—	—	—	$28.72	20.82%	$761,097	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2011	$26.42	(0.21)	(0.20)	(2.44)	(2.65)	—	—	—	—	$23.77	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	306%
For the Year Ended October 31, 2010	$18.06	(0.01)	(0.01)	10.76	10.75	(0.05)	(2.34)	—	(2.39)	$26.42	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$13.54	(0.06)	(0.05)	(2.67)	(2.73)	—	—	—	—	$10.81	(20.16)%	$673,875	0.95%	1.00%	(0.94)%	0.95%	0.99%	(0.94)%	0%
For the Year Ended October 31, 2014	$20.74	(0.16)	(0.16)	(7.04)	(7.20)	—	—	—	—	$13.54	(34.72)%	$606,361	0.95%	1.02%	(0.95)%	0.95%	1.02%	(0.95)%	0%
For the Year Ended October 31, 2013	$62.88	(0.32)	(0.30)	(41.82)	(42.14)	—	—	—	—	$20.74	(67.02)%	$665,827	0.95%	1.07%	(0.95)%	0.89%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2012	$122.20	(0.76)	(0.74)	(58.56)	(59.32)	—	—	—	—	$62.88	(48.54)%	$845,931	0.96%	1.01%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$270.84	(1.52)	(1.52)	(147.12)	(148.64)	—	—	—	—	$122.20	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
For the Year Ended October 31, 2010	$857.40	(3.60)	(3.60)	(582.96)	(586.56)	—	—	—	—	$270.84	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$42.70	(0.22)	(0.21)	4.14	3.92	—	—	—	—	$46.62	9.18%	$4,662	0.96%	1.96%	(0.95)%	0.96%	1.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$38.51	(0.37)	(0.37)	4.56	4.19	—	—	—	—	$42.70	10.88%	$4,270	0.95%	2.23%	(0.95)%	0.95%	2.23%	(0.95)%	0%
For the Year Ended October 31, 2013	$42.91	(0.39)	(0.39)	(4.01)	(4.40)	—	—	—	—	$38.51	(10.25)%	$3,851	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2012	$37.08	(0.39)	(0.39)	7.06	6.67	—	(0.84)	—	(0.84)	$42.91	18.28%	$4,291	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$32.65	(0.28)	(0.28)	6.84	6.56	(0.10)	(2.03)	—	(2.13)	$37.08	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%	1.51%	(0.91)%	0%
For the Year Ended October 31, 2010	$25.62	0.31	0.31	7.07	7.38	(0.35)	—	—	(0.35)	$32.65	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%	1.85%	1.15%	536%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	137

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$19.88	$(0.08)	$(0.08)	$(2.43)	$(2.51)	$—	$—	$—	$—	$17.37	(12.63)%	$46,032	0.95%	0.96%	(0.94)%	0.95%	0.96%	(0.94)%	0%
For the Year Ended October 31, 2014	$23.93	(0.21)	(0.21)	(3.84)	(4.05)	—	—	—	—	$19.88	(16.92)%	$54,673	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$23.19	(0.23)	(0.23)	0.97	0.74	—	—	—	—	$23.93	3.19%	$57,438	0.95%	0.99%	(0.95)%	0.95%	0.99%	(0.95)%	0%
For the Year Ended October 31, 2012	$29.91	(0.24)	(0.24)	(6.48)	(6.72)	—	—	—	—	$23.19	(22.47)%	$52,167	0.95%	1.00%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$41.08	(0.36)	(0.36)	(10.81)	(11.17)	—	—	—	—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	—	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$72.16	(0.22)	(0.21)	13.13	12.91	—	—	—	—	$85.07	17.89%	$93,580	0.96%	0.93%	(0.49)%	0.95%	0.92%	(0.48)%	58%
For the Year Ended October 31, 2014	$50.53	(0.34)	(0.34)	21.97	21.63	—	—	—	—	$72.16	42.81%	$57,729	0.96%	1.03%	(0.59)%	0.95%	1.03%	(0.58)%	741%
For the Year Ended October 31, 2013	$75.05	0.29	0.29	(24.49)	(24.20)	(0.30)	—	(0.02)	(0.32)	$50.53	(32.29)%	$30,318	0.96%	1.11%	0.49%	0.95%	1.10%	0.49%	0%
For the Year Ended October 31, 2012	$62.82	(0.18)	(0.17)	12.96	12.78	—	(0.55)	—	(0.55)	$75.05	20.45%	$33,773	0.96%	1.10%	(0.26)%	0.95%	1.10%	(0.25)%	0%
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$38.96	(0.13)	(0.13)	(9.54)	(9.67)	—	—	—	—	$29.29	(24.82)%	$453,979	0.90%	0.91%	(0.89)%	0.90%	0.90%	(0.89)%	0%
For the Year Ended October 31, 2014	$64.67	(0.48)	(0.48)	(25.23)	(25.71)	—	—	—	—	$38.96	(39.76)%	$527,945	0.91%	0.91%	(0.90)%	0.90%	0.90%	(0.90)%	0%
For the Year Ended October 31, 2013	$53.35	(0.56)	(0.55)	11.88	11.32	—	—	—	—	$64.67	21.22%	$543,198	0.92%	0.92%	(0.91)%	0.91%	0.91%	(0.91)%	0%
For the Year Ended October 31, 2012	$83.34	(0.55)	(0.55)	(29.44)	(29.99)	—	—	—	—	$53.35	(35.99)%	$298,754	0.93%	0.92%	(0.93)%	0.93%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2011	$191.75	(1.50)	(1.48)	(106.91)	(108.41)	—	—	—	—	$83.34	(56.54)%	$295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
For the Year Ended October 31, 2010	$324.45	(2.10)	(2.05)	(93.85)	(95.95)	—	(35.00)	(1.75)	(36.75)	$191.75	(33.48)%	$222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
Direxion Daily Brazil Bull 3X Shares[13]
For the Six Months Ended April 30, 2015 (Unaudited)	$151.00	(0.36)	(0.36)	(74.58)	(74.94)	—	—	—	—	$76.06	(49.60)%	$51,719	0.95%	1.06%	(0.94)%	0.95%	1.06%	(0.94)%	0%
For the Year Ended October 31, 2014	$284.30	(0.70)	(0.70)	(132.60)	(133.30)	—	—	—	—	$151.00	(46.89)%	$40,761	0.97%	1.38%	(0.35)%	0.95%	1.36%	(0.33)%	229%
For the Period April 10, 2013[9] through October 31, 2013	$400.00	(0.40)	(0.40)	(114.90)	(115.30)	—	—	(0.40)	(0.40)	$284.30	(28.81)%	$5,685	0.95%	3.22%	(0.26)%	0.95%	3.22%	(0.26)%	50%
Direxion Daily Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$65.42	(0.31)	(0.30)	7.62	7.31	—	—	—	—	$72.73	11.17%	$32,728	0.97%	1.11%	(0.96)%	0.95%	1.09%	(0.94)%	296%
For the Year Ended October 31, 2014	$69.40	(0.54)	(0.53)	(3.44)	(3.98)	—	—	—	—	$65.42	(5.73)%	$35,982	0.97%	1.06%	(0.75)%	0.95%	1.05%	(0.73)%	32%
For the Year Ended October 31, 2013	$36.93	(0.44)	(0.43)	32.98	32.54	(0.07)	—	—	(0.07)	$69.40	88.23%	$52,047	0.97%	1.25%	(0.84)%	0.95%	1.24%	(0.82)%	161%
For the Year Ended October 31, 2012	$39.57	(0.04)	(0.03)	(0.05)	(0.09)	(0.19)	(2.36)	—	(2.55)	$36.93	1.51%	$20,313	0.98%	1.42%	(0.13)%	0.95%	1.40%	(0.10)%	0%
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	—	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%	116%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	—	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%	85%
Direxion Daily Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$32.48	(0.15)	(0.15)	(5.98)	(6.13)	—	—	—	—	$26.35	(18.87)%	$4,873	0.96%	1.82%	(0.95)%	0.95%	1.82%	(0.94)%	0%
For the Year Ended October 31, 2014	$36.33	(0.31)	(0.31)	(3.54)	(3.85)	—	—	—	—	$32.48	(10.60)%	$9,255	0.95%	2.09%	(0.95)%	0.95%	2.08%	(0.95)%	0%
For the Year Ended October 31, 2013	$84.68	(0.52)	(0.52)	(47.83)	(48.35)	—	—	—	—	$36.33	(57.10)%	$8,534	0.95%	1.88%	(0.94)%	0.95%	1.88%	(0.94)%	0%
For the Year Ended October 31, 2012	$135.68	(1.08)	(1.04)	(49.92)	(51.00)	—	—	—	—	$84.68	(37.59)%	$15,662	0.96%	1.55%	(0.96)%	0.95%	1.53%	(0.95)%	0%
For the Year Ended October 31, 2011	$187.80	(1.36)	(1.36)	(50.76)	(52.12)	—	—	—	—	$135.68	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%	0%
For the Year Ended October 31, 2010	$365.20	(2.40)	(2.40)	(175.00)	(177.40)	—	—	—	—	$187.80	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%	0%

The accompanying notes are an integral part of these financial statements.

138	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Emerging Markets Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$27.72	$(0.12)	$(0.12)	$1.08	$0.96	$—	$—	$—	$—	$28.68	3.46%	$236,004	0.95%	0.96%	(0.95)%	0.95%	0.96%	(0.94)%	88%
For the Year Ended October 31, 2014	$29.87	(0.21)	(0.21)	(1.94)	(2.15)	—	—	—	—	$27.72	(7.20)%	$287,673	0.96%	0.99%	(0.76)%	0.95%	0.98%	(0.75)%	116%
For the Year Ended October 31, 2013	$28.90	(0.16)	(0.15)	1.16	1.00	—	—	(0.03)	(0.03)	$29.87	3.43%	$312,983	0.96%	1.03%	(0.53)%	0.95%	1.01%	(0.51)%	41%
For the Year Ended October 31, 2012	$32.45	(0.09)	(0.09)	(3.43)	(3.52)	(0.03)	—	—	(0.03)	$28.90	(10.81)%	$330,345	0.96%	0.98%	(0.34)%	0.95%	0.97%	(0.34)%	0%
For the Year Ended October 31, 2011	$62.37	(0.18)	(0.17)	(27.90)	(28.08)	(0.04)	(1.80)	—	(1.84)	$32.45	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%	187%
For the Year Ended October 31, 2010	$49.00	0.32	0.32	22.70	23.02	(0.32)	(9.33)	—	(9.65)	$62.37	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%	148%
Direxion Daily Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$32.73	(0.16)	(0.16)	(5.86)	(6.02)	—	—	—	—	$26.71	(18.39)%	$104,928	0.96%	0.99%	(0.95)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$40.45	(0.35)	(0.35)	(7.37)	(7.72)	—	—	—	—	$32.73	(19.09)%	$86,012	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$58.85	(0.48)	(0.47)	(17.92)	(18.40)	—	—	—	—	$40.45	(31.27)%	$106,297	0.95%	1.08%	(0.95)%	0.95%	1.08%	(0.95)%	0%
For the Year Ended October 31, 2012	$94.35	(0.70)	(0.70)	(34.80)	(35.50)	—	—	—	—	$58.85	(37.63)%	$124,084	0.96%	1.02%	(0.96)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2011	$120.45	(0.95)	(0.95)	(25.15)	(26.10)	—	—	—	—	$94.35	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%	0%
For the Year Ended October 31, 2010	$366.50	(1.85)	(1.85)	(244.20)	(246.05)	—	—	—	—	$120.45	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%	0%
Direxion Daily FTSE China Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$31.65	(0.18)	(0.18)	31.30	31.12	—	(0.07)	—	(0.07)	$62.70	98.54%	$194,378	0.97%	1.03%	(0.96)%	0.95%	1.01%	(0.94)%	27%
For the Year Ended October 31, 2014	$30.02	(0.24)	(0.23)	1.87	1.63	—	—	—	—	$31.65	5.43%	$110,784	0.96%	1.03%	(0.88)%	0.95%	1.02%	(0.87)%	103%
For the Year Ended October 31, 2013	$16.45	(0.14)	(0.14)	13.71	13.57	—	—	—	—	$30.02	82.49%	$81,066	0.97%	1.05%	(0.72)%	0.95%	1.03%	(0.71)%	36%
For the Year Ended October 31, 2012	$22.90	(0.09)	(0.09)	(6.36)	(6.45)	—	—	—	—	$16.45	(28.17)%	$55,095	0.96%	1.11%	(0.49)%	0.95%	1.10%	(0.48)%	34%
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	—	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%	39%
For the Period December 3, 2009[9] through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	—	(0.14)	$52.47	31.71%	$52,466	0.96%	1.21%	0.27%	0.95%	1.20%	0.28%	131%
Direxion Daily FTSE China Bear 3X Shares[13]
For the Six Months Ended April 30, 2015 (Unaudited)	$144.20	(0.41)	(0.40)	(90.80)	(91.21)	—	—	—	—	$52.99	(63.25)%	$34,813	0.95%	1.30%	(0.94)%	0.95%	1.30%	(0.93)%	0%
For the Year Ended October 31, 2014	$227.40	(1.90)	(1.90)	(81.30)	(83.20)	—	—	—	—	$144.20	(36.59)%	$13,986	0.96%	1.18%	(0.95)%	0.95%	1.18%	(0.94)%	0%
For the Year Ended October 31, 2013	$626.00	(4.00)	(3.90)	(394.60)	(398.60)	—	—	—	—	$227.40	(63.67)%	$9,549	0.96%	1.39%	(0.95)%	0.95%	1.38%	(0.94)%	0%
For the Year Ended October 31, 2012	$813.50	(7.00)	(6.90)	(180.50)	(187.50)	—	—	—	—	$626.00	(23.05)%	$11,894	0.97%	1.34%	(0.97)%	0.95%	1.32%	(0.95)%	0%
For the Year Ended October 31, 2011	$848.50	(7.50)	(7.50)	(27.50)	(35.00)	—	—	—	—	$813.50	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%	0%
For the Period December 3, 2009[9] through October 31, 2010	$2,000.00	(12.50)	(12.50)	(1,139.00)	(1,151.50)	—	—	—	—	$848.50	(57.58)%	$6,787	0.96%	1.60%	(0.88)%	0.95%	1.59%	(0.87)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$32.10	(0.09)	(0.09)	3.87	3.78	(0.05)	—	—	(0.05)	$35.83	11.79%	$55,536	0.95%	1.00%	(0.58)%	0.95%	1.00%	(0.58)%	0%
For the Period January 22, 2014[9] through October 31, 2014	$40.00	0.27	0.27	(7.99)	(7.72)	(0.18)	—	—	(0.18)	$32.10	(19.35)%	$9,631	0.95%	1.74%	0.91%	0.95%	1.74%	0.91%	0%
Direxion Daily India Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$25.47	(0.11)	(0.11)	(6.41)	(6.52)	—	—	—	—	$18.95	(25.63)%	$111,766	0.97%	1.01%	(0.96)%	0.95%	0.99%	(0.94)%	427%
For the Year Ended October 31, 2014	$13.39	(0.16)	(0.16)	12.24	12.08	—	—	—	—	$25.47	90.24%	$78,949	0.98%	1.04%	(0.90)%	0.95%	1.02%	(0.87)%	195%
For the Year Ended October 31, 2013	$18.47	(0.12)	(0.12)	(4.95)	(5.07)	—	—	(0.01)	(0.01)	$13.39	(27.45)%	$36,144	0.96%	1.12%	(0.76)%	0.95%	1.11%	(0.75)%	190%
For the Year Ended October 31, 2012	$28.38	(0.15)	(0.15)	(9.76)	(9.91)	—	—	—	—	$18.47	(34.92)%	$22,159	0.96%	1.21%	(0.78)%	0.95%	1.20%	(0.77)%	65%
For the Year Ended October 31, 2011	$50.93	(0.29)	(0.28)	(21.97)	(22.26)	—	(0.29)	—	(0.29)	$28.38	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%	0%
For the Period March 11, 2010[9] through October 31, 2010	$40.00	(0.24)	(0.23)	11.17	10.93	—	—	—	—	$50.93	27.33%	$10,185	0.96%	2.11%	(0.86)%	0.95%	2.10%	(0.86)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	139

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Japan Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$48.91	$(0.23)	$(0.23)	$9.02	$8.79	$—	$—	$—	$—	$57.70	17.97%	$17,311	0.96%	1.64%	(0.95)%	0.95%	1.63%	(0.94)%	22%
For the Year Ended October 31, 2014	$49.65	(0.29)	(0.28)	(0.14)	(0.43)	—	(0.31)	—	(0.31)	$48.91	(0.87)%	$7,337	0.96%	1.69%	(0.63)%	0.95%	1.68%	(0.63)%	0%
For the Period June 26, 2013[9] through October 31, 2013	$40.00	(0.13)	(0.12)	9.78	9.65	—	—	—	—	$49.65	24.13%	$4,965	0.96%	2.94%	(0.76)%	0.95%	2.93%	(0.75)%	0%
Direxion Daily Latin America Bull 3X Shares[12]
For the Six Months Ended April 30, 2015 (Unaudited)	$74.16	(0.21)	(0.21)	(28.55)	(28.76)	—	—	—	—	$45.40	(38.78)%	$23,607	0.95%	1.15%	(0.95)%	0.95%	1.15%	(0.94)%	0%
For the Year Ended October 31, 2014	$104.32	(0.48)	(0.44)	(29.68)	(30.16)	—	—	—	—	$74.16	(28.91)%	$21,879	0.96%	1.18%	(0.54)%	0.95%	1.17%	(0.52)%	64%
For the Year Ended October 31, 2013	$130.92	(0.60)	(0.60)	(25.68)	(26.28)	—	—	(0.32)	(0.32)	$104.32	(20.13)%	$24,254	0.96%	1.18%	(0.51)%	0.95%	1.17%	(0.50)%	124%
For the Year Ended October 31, 2012	$196.72	(0.08)	—	(50.00)	(50.08)	(1.44)	(14.28)	—	(15.72)	$130.92	(26.27)%	$25,526	1.02%	1.01%	(0.06)%	0.95%	0.94%	0.01%	0%
For the Year Ended October 31, 2011	$397.92	1.68	1.76	(173.96)	(172.28)	(6.84)	(22.08)	—	(28.92)	$196.75	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%	102%
For the Period December 3, 2009[9] through October 31, 2010	$400.00	2.32	2.32	(2.40)	(0.08)	(2.00)	—	—	(2.00)	$397.92	0.15%	$35,811	0.97%	1.57%	0.83%	0.95%	1.55%	0.85%	54%
Direxion Daily Russia Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$63.48	(0.12)	(0.12)	(31.41)	(31.53)	—	(0.02)	—	(0.02)	$31.93	(49.69)%	$240,782	0.96%	0.96%	(0.95)%	0.95%	0.95%	(0.94)%	363%
For the Year Ended October 31, 2014	$180.54	(0.84)	(0.83)	(116.22)	(117.06)	—	—	—	—	$63.48	(64.84)%	$172,460	0.96%	1.01%	(0.96)%	0.95%	1.00%	(0.95)%	72%
For the Year Ended October 31, 2013	$168.18	(1.56)	(1.50)	13.92	12.36	—	—	—	—	$180.54	7.35%	$22,561	0.98%	1.27%	(0.96)%	0.95%	1.24%	(0.93)%	267%
For the Year Ended October 31, 2012	$297.18	(1.02)	(1.02)	(127.44)	(128.46)	(0.54)	—	—	(0.54)	$168.18	(43.25)%	$19,620	0.97%	1.39%	(0.54)%	0.95%	1.37%	(0.53)%	114%
For the Period May 25, 20119 through October 31, 2011	$720.00	(1.68)	(1.68)	(421.14)	(422.82)	—	—	—	—	$297.18	(58.73)%	$9,906	0.95%	3.29%	(0.94)%	0.95%	3.29%	(0.94)%	108%
Direxion Daily Russia Bear 3X Shares[12]
For the Six Months Ended April 30, 2015 (Unaudited)	$59.24	(0.26)	(0.26)	(30.27)	(30.53)	—	—	—	—	$28.71	(51.52)%	$68,903	0.96%	0.96%	(0.95)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$48.56	(0.52)	(0.52)	11.20	10.68	—	—	—	—	$59.24	21.99%	$16,286	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$83.12	(0.64)	(0.64)	(33.92)	(34.56)	—	—	—	—	$48.56	(41.58)%	$9,103	0.96%	1.34%	(0.96)%	0.95%	1.33%	(0.95)%	0%
For the Year Ended October 31, 2012	$141.28	(1.00)	(0.96)	(57.16)	(58.16)	—	—	—	—	$83.12	(41.17)%	$10,388	0.99%	1.86%	(0.98)%	0.95%	1.83%	(0.95)%	0%
For the Period May 25, 2011[9] through October 31, 2011	$160.00	(0.68)	(0.68)	(18.04)	(18.72)	—	—	—	—	$141.28	(11.70)%	$3,532	0.96%	3.57%	(0.94)%	0.95%	3.56%	(0.93)%	0%
Direxion Daily South Korea Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$38.87	(0.17)	(0.17)	4.90	4.73	—	—	—	—	$43.60	12.17%	$4,360	0.95%	2.19%	(0.95)%	0.95%	2.19%	(0.94)%	0%
For the Year Ended October 31, 2014	$54.54	(0.34)	(0.33)	(14.20)	(14.54)	—	(1.13)	—	(1.13)	$38.87	(27.06)%	$1,943	0.97%	2.92%	(0.69)%	0.95%	2.90%	(0.66)%	0%
For the Period April 10, 2013[9] through October 31, 2013	$40.00	(0.23)	(0.23)	14.77	14.54	—	—	—	—	$54.54	36.35%	$2,727	0.95%	4.72%	(0.95)%	0.95%	4.72%	(0.95)%	0%
Direxion Daily Basic Materials Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$61.20	(0.30)	(0.30)	7.08	6.78	—	—	—	—	$67.98	11.08%	$6,798	0.96%	0.96%	(0.95)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$45.84	(0.14)	(0.14)	15.50	15.36	—	—	—	—	$61.20	33.51%	$6,120	0.95%	1.95%	(0.24)%	0.95%	1.94%	(0.23)%	0%
For the Year Ended October 31, 2013	$25.83	(0.25)	(0.25)	20.26	20.01	—	—	—	—	$45.84	77.47%	$2,292	0.95%	3.03%	(0.76)%	0.95%	3.03%	(0.76)%	164%
For the Year Ended October 31, 2012	$24.78	(0.12)	(0.12)	1.17	1.05	—	—	—	—	$25.83	4.24%	$2,583	0.95%	2.25%	(0.46)%	0.95%	2.25%	(0.46)%	45%
For the Period June 15, 2011[9] through October 31, 2011	$40.00	(0.03)	(0.03)	(15.19)	(15.22)	—	—	—	—	$24.78	(38.05)%	$3,717	0.95%	3.81%	(0.24)%	0.95%	3.81%	(0.24)%	76%
Direxion Daily Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$11.03	(0.06)	(0.06)	1.17	1.11	—	—	—	—	$12.14	10.06%	$821,904	0.94%	0.93%	(0.93)%	0.93%	0.92%	(0.93)%	283%
For the Year Ended October 31, 2014	$48.24	(0.28)	(0.28)	(36.93)	(37.21)	—	—	—	—	$11.03	(77.14)%	$552,267	0.96%	0.95%	(0.81)%	0.95%	0.94%	(0.80)%	435%
For the Year Ended October 31, 2013	$826.00	(0.39)	(0.38)	(777.37)	(777.76)	—	—	—	—	$48.24	(94.16)%	$647,626	0.96%	0.94%	(0.90)%	0.95%	0.93%	(0.89)%	0%
For the Year Ended October 31, 2012	$1,628.00	(6.50)	(6.30)	(744.55)	(750.90)	—	(50.95)	—	(50.95)	$826.00	(47.00)%	$418,014	0.96%	0.97%	(0.89)%	0.95%	0.96%	(0.89)%	39%

The accompanying notes are an integral part of these financial statements.

140	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
For the Period December 8, 2010[9] through October 31, 2011	$2,000.00	$(13.50)	$(13.50)	$(358.50)	$(372.00)	$—	$—	$—	$—	$1,628.00	(18.60)%	$109,073	0.96%	1.14%	(0.91)%	0.95%	1.13%	(0.90)%	13%
Direxion Daily Gold Miners Index Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$46.52	(0.09)	(0.08)	(33.18)	(33.27)	—	—	—	—	$13.25	(71.52)%	$196,107	0.97%	0.99%	(0.96)%	0.95%	0.97%	(0.94)%	0%
For the Year Ended October 31, 2014	$30.75	(0.22)	(0.21)	15.99	15.77	—	—	—	—	$46.52	51.28%	$193,040	0.97%	0.97%	(0.96)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2013	$11.90	(0.29)	(0.29)	19.14	18.85	—	—	—	—	$30.75	158.51%	$156,835	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2012	$16.61	(0.17)	(0.16)	(3.56)	(3.72)	—	(0.99)	—	(0.99)	$11.90	(24.70)%	$47,578	0.96%	1.17%	(0.96)%	0.95%	1.16%	(0.95)%	0%
For the Period December 8, 2010[9] through October 31, 2011	$20.00	(0.17)	(0.17)	(3.23)	(3.40)	—	—	—	—	$16.61	(16.98)%	$8,303	0.95%	1.83%	(0.92)%	0.95%	1.83%	(0.92)%	0%
Direxion Daily Healthcare Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$29.66	(0.15)	(0.15)	5.50	5.35	—	—	—	—	$35.01	18.05%	$371,147	0.97%	0.97%	(0.88)%	0.95%	0.95%	(0.86)%	0%
For the Year Ended October 31, 2014	$15.02	(0.12)	(0.12)	14.98	14.86	—	(0.22)	—	(0.22)	$29.66	100.25%	$189,820	0.97%	1.01%	(0.57)%	0.95%	0.99%	(0.55)%	46%
For the Year Ended October 31, 2013	$6.65	(0.02)	(0.02)	8.39	8.37	—	—	—	—	$15.02	125.87%	$48,047	0.97%	1.11%	(0.20)%	0.95%	1.10%	(0.18)%	7%
For the Year Ended October 31, 2012	$4.09	(0.03)	(0.03)	2.68	2.65	—	(0.09)	—	(0.09)	$6.65	66.77%	$5,319	0.98%	2.24%	(0.60)%	0.95%	2.21%	(0.57)%	0%
For the Period June 15, 2011[9] through October 31, 2011	$5.00	—	—	(0.91)	(0.91)	—	—	—	—	$4.09	(18.33)%	$4,901	0.95%	3.43%	(0.02)%	0.95%	3.43%	(0.02)%	48%
Direxion Daily Junior Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$39.05	(0.13)	(0.13)	(16.54)	(16.67)	—	(1.12)	—	(1.12)	$21.26	(43.33)%	$188,981	0.95%	0.97%	(0.94)%	0.95%	0.97%	(0.94)%	472%
For the Year Ended October 31, 2014	$306.00	(1.68)	(1.67)	(265.26)	(266.94)	(0.01)	—	—	(0.01)	$39.05	(87.25)%	$168,091	0.96%	0.95%	(0.96)%	0.95%	0.94%	(0.95)%	168%
For the Period October 3, 20139 through October 31, 2013	$400.00	(0.30)	(0.30)	(93.70)	(94.00)	—	—	—	—	$306.00	(23.50)%	$4,590	0.95%	8.58%	(0.95)%	0.95%	8.58%	(0.95)%	0%
Direxion Daily Junior Gold Miners Index Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$34.60	(0.05)	(0.05)	(25.29)	(25.34)	—	(0.95)	—	(0.95)	$8.31	(74.71)%	$88,879	0.97%	1.02%	(0.96)%	0.95%	1.00%	(0.94)%	0%
For the Year Ended October 31, 2014	$42.69	(0.14)	(0.14)	(7.95)	(8.09)	(0.00)[14]	—	—	(0.00)[14]	$34.60	(18.94)%	$51,893	0.96%	1.05%	(0.95)%	0.95%	1.04%	(0.95)%	0%
For the Period October 3, 2013[9] through October 31, 2013	$40.00	(0.03)	(0.03)	2.72	2.69	—	—	—	—	$42.69	6.73%	$4,269	0.95%	9.13%	(0.95)%	0.95%	9.13%	(0.95)%	0%
Direxion Daily Natural Gas Related Bull 3X Shares[13]
For the Six Months Ended April 30, 2015 (Unaudited)	$128.50	(0.10)	(0.10)	(83.15)	(83.25)	—	—	—	—	$45.25	(64.75)%	$119,470	0.95%	0.99%	(0.53)%	0.95%	0.99%	(0.53)%	48%
For the Year Ended October 31, 2014	$348.00	(2.50)	(2.30)	(217.00)	(219.50)	—	—	—	—	$128.50	(63.07)%	$42,412	0.99%	1.19%	(0.79)%	0.95%	1.15%	(0.75)%	133%
For the Year Ended October 31, 2013	$247.20	(1.80)	(1.80)	102.60	100.80	—	—	—	—	$348.00	40.78%	$20,877	0.96%	1.16%	(0.79)%	0.95%	1.15%	(0.78)%	251%
For the Year Ended October 31, 2012	$482.70	(1.60)	(1.60)	(233.10)	(234.70)	(0.80)	—	—	(0.80)	$247.20	(48.69)%	$22,244	0.96%	1.25%	(0.57)%	0.95%	1.25%	(0.57)%	141%
For the Year Ended October 31, 2011	$435.00	(3.10)	(3.00)	51.30	48.20	(0.50)	—	—	(0.50)	$482.70	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
For the Period July 14, 2010[9] through October 31, 2010	$400.00	(0.50)	(0.50)	35.50	35.00	—	—	—	—	$435.00	8.75%	$4,350	0.95%	3.67%	(0.45)%	0.95%	3.67%	(0.45)%	30%
Direxion Daily Retail Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$19.68	0.01	0.01	10.47	10.48	—	—	—	—	$30.16	53.27%	$42,225	0.98%	1.08%	0.08%	0.95%	1.05%	0.10%	0%
For the Year Ended October 31, 2014	$17.76	(0.10)	(0.10)	2.02	1.92	—	—	—	—	$19.68	10.80%	$15,741	0.99%	1.27%	(0.54)%	0.95%	1.23%	(0.50)%	2%
For the Year Ended October 31, 2013	$9.11	(0.07)	(0.07)	9.22	9.15	—	(0.50)	—	(0.50)	$17.76	106.43%	$17,760	0.98%	1.38%	(0.59)%	0.95%	1.36%	(0.57)%	25%
For the Year Ended October 31, 2012	$5.16	(0.05)	(0.04)	4.24	4.19	—	(0.24)	—	(0.24)	$9.11	85.76%	$10,934	0.98%	1.87%	(0.61)%	0.95%	1.83%	(0.57)%	93%
For the Year Ended October 31, 2011	$4.16	(0.02)	(0.01)	1.08	1.06	(0.02)	(0.04)	—	(0.06)	$5.16	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
For the Period July 14, 2010[9] through October 31, 2010	$3.33	—	—	0.83	0.83	—	—	—	—	$4.16	24.96%	$4,996	0.95%	3.76%	(0.21)%	0.95%	3.76%	(0.21)%	1%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	141

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Semiconductor Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$27.61	$(0.09)	$(0.08)	$4.97	$4.88	$(0.00)[14]	$—	$—	$(0.00)[14]	$32.49	17.68%	$149,448	0.99%	1.03%	(0.55)%	0.95%	0.99%	(0.51)%	5%
For the Year Ended October 31, 2014	$14.63	(0.10)	(0.09)	13.08	12.98	—	—	—	—	$27.61	88.74%	$165,650	1.01%	1.08%	(0.45)%	0.95%	1.02%	(0.40)%	8%
For the Year Ended October 31, 2013	$5.94	(0.06)	(0.06)	8.75	8.69	—	—	—	—	$14.63	146.36%	$55,587	0.99%	1.09%	(0.67)%	0.95%	1.05%	(0.63)%	16%
For the Year Ended October 31, 2012	$8.22	(0.05)	(0.05)	(2.23)	(2.28)	—	—	—	—	$5.94	(27.80)%	$92,609	0.97%	1.05%	(0.62)%	0.95%	1.03%	(0.61)%	84%
For the Year Ended October 31, 2011	$9.37	(0.06)	(0.06)	(1.09)	(1.15)	—	—	—	—	$8.22	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
For the Period March 11, 2010[9] through October 31, 2010	$10.00	(0.01)	(0.01)	(0.62)	(0.63)	—	—	—	—	$9.37	(6.25)%	$61,853	0.95%	1.27%	(0.20)%	0.95%	1.27%	(0.20)%	46%
Direxion Daily Semiconductor Bear 3X Shares[12]
For the Six Months Ended April 30, 2015 (Unaudited)	$68.84	(0.25)	(0.25)	(20.02)	(20.27)	—	—	—	—	$48.57	(29.46)%	$21,855	0.95%	1.11%	(0.94)%	0.95%	1.11%	(0.94)%	0%
For the Year Ended October 31, 2014	$181.92	(1.04)	(1.04)	(112.04)	(113.08)	—	—	—	—	$68.84	(62.16)%	$22,365	0.95%	1.13%	(0.94)%	0.95%	1.13%	(0.94)%	0%
For the Year Ended October 31, 2013	$636.96	(2.76)	(2.76)	(452.28)	(455.04)	—	—	—	—	$181.92	(71.44)%	$29,556	0.95%	1.09%	(0.95)%	0.95%	1.08%	(0.94)%	0%
For the Year Ended October 31, 2012	$876.64	(5.76)	(5.76)	(233.92)	(239.68)	—	—	—	—	$636.96	(27.33)%	$29,858	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.94)%	0%
For the Year Ended October 31, 2011	$1,844.00	(10.40)	(9.76)	(888.00)	(898.40)	—	(68.96)	—	(68.96)	$876.64	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%
For the Period March 11, 2010[9] through October 31, 2010	$3,200.00	(14.40)	(14.40)	(1,341.60)	(1,356.00)	—	—	—	—	$1,844.00	(42.38)%	$9,219	0.96%	1.78%	(0.87)%	0.95%	1.77%	(0.86)%	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$84.21	(0.12)	(0.12)	(17.60)	(17.72)	—	—	—	—	$66.49	(21.05)%	$458,752	0.96%	0.96%	(0.42)%	0.95%	0.95%	(0.40)%	84%
For the Year Ended October 31, 2014	$83.24	(0.86)	(0.80)	1.83	0.97	—	—	—	—	$84.21	1.17%	$235,801	1.02%	1.04%	(0.90)%	0.95%	0.97%	(0.83)%	0%
For the Year Ended October 31, 2013	$49.69	(0.53)	(0.50)	34.08	33.55	—	—	—	—	$83.24	67.52%	$141,510	1.00%	1.02%	(0.88)%	0.95%	0.97%	(0.82)%	196%
For the Year Ended October 31, 2012	$48.27	(0.28)	(0.27)	1.70	1.42	—	—	—	—	$49.69	2.94%	$260,856	0.97%	0.99%	(0.59)%	0.95%	0.97%	(0.57)%	347%
For the Year Ended October 31, 2011	$38.32	(0.24)	(0.22)	10.19	9.95	—	—	—	—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%	0.96%	(0.37)%	302%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	—	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%	0.99%	0.40%	126%
Direxion Daily Energy Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$17.33	(0.10)	(0.10)	(0.89)	(0.99)	—	—	—	—	$16.34	(5.71)%	$69,246	0.96%	0.99%	(0.96)%	0.95%	0.97%	(0.94)%	0%
For the Year Ended October 31, 2014	$22.30	(0.17)	(0.17)	(4.80)	(4.97)	—	—	—	—	$17.33	(22.29)%	$48,315	0.95%	1.05%	(0.95)%	0.95%	1.05%	(0.95)%	0%
For the Year Ended October 31, 2013	$48.30	(0.31)	(0.16)	(25.69)	(26.00)	—	—	—	—	$22.30	(53.83)%	$64,392	0.95%	1.45%	(0.95)%	0.50%	1.00%	(0.50)%	0%
For the Year Ended October 31, 2012	$77.94	(0.54)	(0.56)	(29.10)	(29.64)	—	—	—	—	$48.30	(38.03)%	$92,359	0.96%	0.96%	(0.96)%	0.95%	0.95%	(0.95)%	0%
For the Year Ended October 31, 2011	$217.62	(0.96)	(0.90)	(138.72)	(139.68)	—	—	—	—	$77.94	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%	1.08%	(0.91)%	0%
For the Year Ended October 31, 2010	$378.90	(2.88)	(2.76)	(158.40)	(161.28)	—	—	—	—	$217.62	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%	1.13%	(0.88)%	0%
Direxion Daily Financial Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$28.51	(0.11)	(0.11)	2.00	1.89	—	—	—	—	$30.40	6.65%	$1,304,334	0.98%	0.98%	(0.75)%	0.95%	0.95%	(0.72)%	1%
For the Year Ended October 31, 2014	$18.96	(0.19)	(0.18)	9.74	9.55	—	—	—	—	$28.51	50.41%	$1,262,984	0.99%	1.00%	(0.80)%	0.95%	0.96%	(0.76)%	118%
For the Year Ended October 31, 2013	$9.08	(0.11)	(0.11)	9.99	9.88	—	—	—	—	$18.96	108.70%	$1,014,045	1.00%	1.02%	(0.81)%	0.95%	0.97%	(0.76)%	5%
For the Year Ended October 31, 2012	$6.11	(0.04)	(0.04)	3.01	2.97	—	—	—	—	$9.08	48.77%	$1,014,484	0.97%	0.97%	(0.56)%	0.95%	0.95%	(0.55)%	5%
For the Year Ended October 31, 2011	$9.24	(0.05)	(0.05)	(3.08)	(3.13)	—	—	—	—	$6.11	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%	0.95%	(0.51)%	63%
For the Year Ended October 31, 2010	$9.36	0.01	0.02	(0.09)	(0.08)	(0.04)	—	—	(0.04)	$9.24	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%	0.98%	0.15%	19%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$14.58	(0.06)	(0.06)	(2.18)	(2.24)	—	—	—	—	$12.34	(15.36)%	$292,543	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$26.35	(0.19)	(0.19)	(11.58)	(11.77)	—	—	—	—	$14.58	(44.67)%	$283,539	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$69.32	(0.36)	(0.31)	(42.61)	(42.97)	—	—	—	—	$26.35	(61.99)%	$608,756	0.95%	1.11%	(0.95)%	0.81%	0.97%	(0.81)%	0%
For the Year Ended October 31, 2012	$159.52	(0.96)	(0.96)	(89.24)	(90.20)	—	—	—	—	$69.32	(56.54)%	$675,511	0.95%	0.96%	(0.95)%	0.95%	0.96%	(0.95)%	0%
For the Year Ended October 31, 2011	$252.20	(1.76)	(1.76)	(90.92)	(92.68)	—	—	—	—	$159.52	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%	0.98%	(0.91)%	0%
For the Year Ended October 31, 2010	$459.20	(2.80)	(2.60)	(204.20)	(207.00)	—	—	—	—	$252.20	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%	0.99%	(0.88)%	0%

The accompanying notes are an integral part of these financial statements.

142	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2015

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return[5]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) After Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$71.02	$(0.28)	$(0.27)	$2.07	$1.79	$—	$—	$—	$—	$72.81	2.52%	$120,133	0.97%	0.98%	(0.67)%	0.95%	0.96%	(0.64)%	21%
For the Year Ended October 31, 2014	$44.69	(0.41)	(0.39)	26.74	26.33	—	—	—	—	$71.02	58.92%	$99,426	1.00%	1.06%	(0.83)%	0.95%	1.01%	(0.78)%	167%
For the Year Ended October 31, 2013	$35.48	(0.15)	(0.13)	9.36	9.21	(0.00)[14]	—	—	(0.00)[14]	$44.69	25.97%	$134,065	1.01%	1.09%	(0.35)%	0.95%	1.04%	(0.29)%	174%
For the Year Ended October 31, 2012	$27.68	(0.08)	(0.06)	8.88	8.80	—	(1.00)	—	(1.00)	$35.48	34.26%	$106,439	1.00%	1.07%	(0.23)%	0.95%	1.02%	(0.19)%	72%
For the Year Ended October 31, 2011	$27.03	0.09	0.10	0.59	0.68	(0.03)	—	—	(0.03)	$27.68	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%	0.99%	0.33%	110%
For the Year Ended October 31, 2010	$13.39	0.38	0.39	14.95	15.33	(0.51)	(1.18)	—	(1.69)	$27.03	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%	1.04%	1.95%	146%
Direxion Daily Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2015 (Unaudited)	$29.83	(0.11)	(0.11)	(4.36)	(4.47)	—	—	—	—	$25.36	(14.98)%	$12,889	0.95%	1.53%	(0.94)%	0.95%	1.53%	(0.94)%	0%
For the Year Ended October 31, 2014	$56.50	(0.42)	(0.42)	(26.25)	(26.67)	—	—	—	—	$29.83	(47.20)%	$9,197	0.95%	1.54%	(0.94)%	0.95%	1.54%	(0.94)%	0%
For the Year Ended October 31, 2013	$92.88	(0.65)	(0.64)	(35.73)	(36.38)	—	—	—	—	$56.50	(39.17)%	$17,420	0.97%	1.53%	(0.96)%	0.95%	1.52%	(0.94)%	0%
For the Year Ended October 31, 2012	$175.56	(1.04)	(1.00)	(81.64)	(82.68)	—	—	—	—	$92.88	(47.10)%	$20,525	0.95%	1.32%	(0.95)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2011	$407.60	(2.68)	(2.68)	(229.36)	(232.04)	—	—	—	—	$175.56	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%	1.15%	(0.90)%	0%
For the Year Ended October 31, 2010	$2,107.00	(6.40)	(6.20)	(1,689.20)	(1,695.60)	—	(3.80)	—	(3.80)	$407.60	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%	1.09%	(0.87)%	0%
Direxion Daily Technology Bull 3X Shares[10]
For the Six Months Ended April 30, 2015 (Unaudited)	$32.73	(0.17)	(0.17)	4.83	4.66	—	—	—	—	$37.39	14.27%	$194,451	0.97%	0.98%	(0.97)%	0.95%	0.96%	(0.94)%	189%
For the Year Ended October 31, 2014	$18.88	(0.21)	(0.20)	14.06	13.85	—	—	—	—	$32.73	73.38%	$189,804	0.98%	1.01%	(0.83)%	0.95%	0.98%	(0.81)%	21%
For the Year Ended October 31, 2013	$12.08	(0.12)	(0.12)	6.92	6.80	—	—	—	—	$18.88	56.22%	$105,696	0.96%	1.00%	(0.88)%	0.95%	0.98%	(0.87)%	324%
For the Year Ended October 31, 2012	$10.44	(0.09)	(0.09)	1.73	1.64	—	—	—	—	$12.08	15.79%	$123,240	0.97%	1.01%	(0.72)%	0.95%	0.99%	(0.70)%	137%
For the Year Ended October 31, 2011	$10.05	(0.08)	(0.07)	0.68	0.60	—	(0.21)	—	(0.21)	$10.44	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%	0.98%	(0.66)%	12%
For the Year Ended October 31, 2010	$8.39	(0.05)	(0.03)	3.59	3.54	—	(1.88)	—	(1.88)	$10.05	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%	1.00%	(0.36)%	106%
Direxion Daily Technology Bear 3X Shares[12]
For the Six Months Ended April 30, 2015 (Unaudited)	$49.80	(0.20)	(0.20)	(10.74)	(10.94)	—	—	—	—	$38.86	(21.93)%	$17,700	0.95%	1.15%	(0.94)%	0.95%	1.15%	(0.94)%	0%
For the Year Ended October 31, 2014	$103.52	(0.68)	(0.68)	(53.04)	(53.72)	—	—	—	—	$49.80	(51.89)%	$13,967	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$196.80	(1.44)	(1.44)	(91.84)	(93.28)	—	—	—	—	$103.52	(47.40)%	$18,682	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.95)%	0%
For the Year Ended October 31, 2012	$320.40	(2.00)	(2.00)	(121.60)	(123.60)	—	—	—	—	$196.80	(38.58)%	$41,924	0.95%	1.13%	(0.95)%	0.95%	1.13%	(0.95)%	0%
For the Year Ended October 31, 2011	$560.60	(4.00)	(4.00)	(236.20)	(240.20)	—	—	—	—	$320.40	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%	1.07%	(0.90)%	0%
For the Year Ended October 31, 2010	$1,257.00	(7.20)	(7.20)	(689.20)	(696.40)	—	—	—	—	$560.60	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%	1.10%	(0.87)%	0%

[1]	Based on average shares outstanding.
[2]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[3]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share is not in accordance with the Fund’s changes in net realized and unrealized gain(loss) on investments, in-kind redemptions and swaps for the period.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[6]	Net expenses include effects of any reimbursement or recoupment.
[7]	For periods less than a year, these ratios are annualized.
[8]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[9]	Commencement of investment operations.
[10]	Effective May 20, 2015, the Fund had a 4:1 forward stock split. Per share data for the period prior to May 19, 2015 has been adjusted to give effect to the 4:1 forward stock split.
[11]	Effective May 20, 2015, the Fund had a 2:1 forward stock split. Per share data for the period prior to May 19, 2015 has been adjusted to give effect to the 2:1 forward stock split.
[12]	Effective May 20, 2015, the Fund had a 1:4 reverse stock split. Per share data for the period prior to May 19, 2015 has been adjusted to give effect to the 1:4 reverse stock split.
[13]	Effective May 20, 2015, the Fund had a 1:10 reverse stock split. Per share data for the period prior to May 19, 2015 has been adjusted to give effect to the 1:10 reverse stock split.
[14]	Between $(0.005) and $0.005.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	143

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2015

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 63 separate series (each, a “Fund” and together the “Funds”). 51 of these are included in this report:

Direxion Daily S&P 500® Bull 1.25X Shares
Direxion Daily Small Cap Bull 1.25X Shares
Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily Mid Cap Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares
Direxion Daily 7-10 Year Treasury Bull 2X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares
Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in

144	DIREXION SEMI-ANNUAL REPORT

their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 125%, 200% or 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily S&P 500® Bull 1.25X Shares	S&P 500® Index	125%
Direxion Daily Small Cap Bull 1.25X Shares	Russell 2000 Index	125%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	FTSE Developed ex North America Index	125%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	FTSE Emerging Index	125%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily Mid Cap Bull 2X Shares	S&P Mid Cap 400® Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily Small Cap Bull 2X Shares	Russell 2000® Index	200%
Direxion Daily 7-10 Year Treasury Bull 2X Shares	NYSE 7-10 Year Treasury Bond Index	200%
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P Mid Cap 400® Index	-300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	-300%
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	300%
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Market IndexSM	-300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	-300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe Index	300%
Direxion Daily India Bull 3X Shares	Indus India Index	300%
Direxion Daily Japan Bull 3X Shares	MSCI Japan Index	300%
Direxion Daily Latin America Bull 3X Shares	S&P® Latin America 40 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	Market VectorsTM Russia Index	-300%
Direxion Daily South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Basic Materials Bull 3X Shares	The S&P® Materials Select Sector Index	300%
Direxion Daily Gold Miners Index Bull 3X Shares		300%
Direxion Daily Gold Miners Index Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares	The S&P® Health Care Select Sector Index	300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares		300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Market VectorsTM Global Junior Gold Miners Index	-300%
Direxion Daily Natural Gas Related Bull 3X Shares	ISE-Revere Natural Gas IndexTM	300%
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	300%

DIREXION SEMI-ANNUAL REPORT	145

Funds	Index or Benchmark	Daily Target
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT IndexSM	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)   Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Daily 7-10 Year Treasury Bull 2X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the “Adviser”) under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgement of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master confirmation agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master confirmation agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if

146	DIREXION SEMI-ANNUAL REPORT

any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ Custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked- to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following table.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this

DIREXION SEMI-ANNUAL REPORT	147

event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2015 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master confirmation agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily S&P 500® Bull 2X Shares	$—	$—	$—		$—	$10,721	$—	$10,721	[1]	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—		—	7,621,460	—	7,621,460	[1]	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—		—	217,169	—	217,169	[1]	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—		—	120,253	—	120,253	[1]	—
Direxion Daily Small Cap Bear 3X Shares	660,949	—	—		660,949	—	—	—		—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—		—	1,373,740	—	1,373,740	[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,975,750	—	3,975,750	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bull 3X Shares	85,597	—	85,597	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—		—	23,871	—	23,871	[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	5,764,239	—	5,764,239	[1]	—	—	—	—		—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—		—	1,217,365	—	1,217,365	[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—		—	608,878	—	608,878	[1]	—
Direxion Daily FTSE China Bear 3X Shares	228,226	—	—		228,226		—	—		—
Direxion Daily India Bull 3X Shares	—	—	—		—	2,289,258	—	2,289,258	[1]	—
Direxion Daily Russia Bull 3X Shares	933,318	—	933,318	[1]	—	—	—	—	[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—		—	8,155,407	—	8,155,407	[1]	—
Direxion Daily South Korea Bull 3X Shares	—	—	—		—	56,695	—	56,695	[1]	—
Direxion Daily Basic Materials Bull 3X Shares	52,292	—	—		52,292	—	—	—		—
Direxion Daily Healthcare Bull 3X Shares	7,199,973	—	7,199,973	[1]	—	—	—	—		—
Direxion Daily Financial Bull 3X Shares	11,982,815	—	11,982,815	[1]	—	—	—	—		—
Direxion Daily Financial Bear 3X Shares	—	—	—		—	2,335,138	—	2,335,138	[1]	—
Direxion Daily Real Estate Bear 3X Shares	270,347	—	140,000		130,347		—	—		—
Direxion Daily Technology Bull 3X Shares	22,538,874	—	22,538,874	[1]	—	—	—	—		—
Direxion Daily Technology Bear 3X Shares	—	—	—		—	809,550	—	809,550	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily S&P 500® Bull 3X Shares	$3,751,130	$—	$3,751,130	[1]	$—	$—	$—	$—		$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—		—	1,982,816	—	1,982,816	[1]	—
Direxion Daily Small Cap Bull 3X Shares	41,406,185	—	41,406,185	[1]	—	—	—	—		—
Direxion Daily Small Cap Bear 3X Shares	—	—	—		—	8,103,523	—	8,103,523	[1]	—

148	DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily 7-10 Year Treasury Bull 3X Shares	$362,544	$—	$362,544	[1]	$—	$—	$—	$—		$—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—		—	1,495,257	—	1,495,257	[1]	—
Direxion Daily Brazil Bull 3X Shares	3,651,047	—	3,651,047	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—		—	5,407	—	5,407	[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	10,759,007	113,900	10,645,107	[1]	—	113,900	—	113,900	[1]	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—		—	3,880,105	—	3,880,105	[1]	—
Direxion Daily FTSE China Bull 3X Shares	580,318	—	580,318	[1]	—	—	—	—		—
Direxion Daily FTSE China Bear 3X Shares	—	—	—		—	1,610,631	—	1,610,631	[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	769,679	—	769,679	[1]	—	—	—	—		—
Direxion Daily India Bull 3X Shares	—	—	—		—	5,824,264	—	5,824,264	[1]	—
Direxion Daily Japan Bull 3X Shares	973,368	—	973,368	[1]	—	—	—	—		—
Direxion Daily Latin America Bull 3X Shares	273,332	—	273,332	[1]	—	—	—	—		—
Direxion Daily Russia Bull 3X Shares	—	—	—		—	249,418	—	249,418	[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—		—	137,504	—	137,504	[1]	—
Direxion Daily South Korea Bull 3X Shares	600,568	—	600,568	[1]	—	—	—	—		—
Direxion Daily Basic Materials Bull 3X Shares	541,414	—	541,414	[1]	—	—	—	—		—
Direxion Daily Gold Miners Index Bull 3X Shares	4,521,421	—	—		4,521,421	—	—	—		—
Direxion Daily Gold Miners Index Bear 3X Shares	1,360,772	—	—		1,360,772	—	—	—		—
Direxion Daily Healthcare Bull 3X Shares	4,760,418	—	4,760,418	[1]	—	—	—	—		—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	.—	—		—	6,581,596	—	6,581,596	[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	6,096,720	—	5,800,000		296,720	—	—	—		—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—		—	20,505	—	20,505	[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—		—	577,240	—	577,240	[1]	—
Direxion Daily Semiconductor Bull 3X Shares	1,078,648	—	—		1,078,648	2,508,711	1,078,648	1,430,063	[1]	—
Direxion Daily Energy Bull 3X Shares	18,434,060	—	18,434,060	[1]	—	—	—	—		—
Direxion Daily Financial Bull 3X Shares	948,708	—	948,708	[1]	—	—	—	—		—
Direxion Daily Financial Bear 3X Shares	—	—	—		—	234,821	—	234,821	[1]	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—		—	5,507,048	—	5,507,048	[1]	—
Direxion Daily Real Estate Bear 3X Shares	570,974	—	390,000		180,974	—	—	—		—
Direxion Daily Technology Bull 3X Shares	2,164,989	—	2,164,989	[1]	—	—	—	—		—
Direxion Daily Technology Bear 3X Shares	18,163	—	—		—	109,633	18,163	91,470	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily CSI 300 China A Share Bull 2X Shares	$2,125,553	$—	$2,125,553	[1]	$—	$—	$—	$—		$—
Direxion Daily Small Cap Bull 2X Shares	—	—	—		—	46,237	—	46,237	[1]	—
Direxion Daily S&P 500® Bull 3X Shares	20,710,007	—	20,710,007	[1]	—	—	—	—		—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—		—	4,081,962	—	4,081,962	[1]	—
Direxion Daily Small Cap Bull 3X Shares	3,166,225	—	3,166,225		—	—	—	—		—
Direxion Daily Small Cap Bear 3X Shares	2,387,597	—	—		2,387,597	—	—	—		—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—		—	869,793	—	869,793	[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	6,038,997	—	6,038,997	[1]	—	—	—	—		—
Direxion Daily Brazil Bull 3X Shares	2,284,716	—	2,284,716	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bull 3X Shares		—	—		—	20,419	—	20,419	[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	2,440,349	—	2,440,349	[1]	—	—	—	—		—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—		—	2,289,525	—	2,289,525	[1]	—
Direxion Daily FTSE China Bull 3X Shares	10,125,760	—	10,125,760	[1]	—	—	—	—		—
Direxion Daily FTSE China Bear 3X Shares	—	—	—		—	2,451,546	—	2,451,546	[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	1,410,855	—	1,410,855	[1]	—	—	—	—		—
Direxion Daily India Bull 3X Shares	—	—	—		—	3,351,615	—	3,351,615	[1]	—
Direxion Daily Latin America Bull 3X Shares	1,812,366	—	1,812,366	[1]	—	—	—	—		—
Direxion Daily Russia Bull 3X Shares	20,209,887	—	20,209,887	[1]	—	—	—	—		—
Direxion Daily Russia Bear 3X Shares	—	—	—		—	4,420,062	—	4,420,062	[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	23,141,877	—	23,141,877	[1]	—	—	—	—		—

DIREXION SEMI-ANNUAL REPORT	149

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily Gold Miners Index Bear 3X Shares	$3,497,892	$—	$740,000		$2,757,892	$—	$—	$—		$—
Direxion Daily Healthcare Bull 3X Shares	—	—	—		—	3,321,770	—	3,321,770	[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—		—	40,133	—	40,133	[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	34,154	—	—		34,154	—	—	—		—
Direxion Daily Natural Gas Related Bull 3X Shares	12,392,920	—	11,280,000		1,112,920	—	—	—		—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—		—	5,786,851	—	5,786,851	[1]	—
Direxion Daily Energy Bull 3X Shares	17,807,755	—	17,807,755	[1]	—	—	—	—		—
Direxion Daily Energy Bear 3X Shares	—	—	—		—	2,605,954	—	2,605,954	[1]	—
Direxion Daily Financial Bull 3X Shares	1,384,508	—	1,384,508	[1]	—	—	—	—		—
Direxion Daily Financial Bear 3X Shares	—	—	—		—	2,020,849	—	2,020,849	[1]	—
Direxion Daily Technology Bull 3X Shares	1,186,055	—	1,186,055	[1]	—	—	—	—		—
Direxion Daily Technology Bear 3X Shares	—	—	—		—	127,400	—	127,400	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily S&P 500 Bull 1.25X Shares	$30,732	$—	$—		$30,732	$—	$—	$—		$—
Direxion Daily Small Cap Bull 1.25X Shares	21,425	—	—		21,425	—	—	—		—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	57,155	—	—		57,155	—	—	—		—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	55,164	—	—		55,164	—	—	—		—
Direxion Daily CSI 300 China A Share Bull 2X Shares	706,517	—	706,517	[1]	—	—	—	—		—
Direxion Daily Mid Cap Bull 2X Shares	695,370	—	695,370	[1]	—	—	—	—		—
Direxion Daily Small Cap Bull 2X Shares	348,081	—	270,000		78,081	—	—	—		—
Direxion Daily 7-10 Year Treasury Bull 2X Shares		—	—		—	10,479	—	10,479	[1]	—
Direxion Daily Mid Cap Bull 3X Shares	1,087,645	—	1,087,645	[1]	—	—	—	—		—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—		—	176,057	—	$176,057	[1]	—
Direxion Daily S&P 500® Bull 3X Shares	86,135,806	—	86,135,806	[1]	—	—	—	—		—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—		—	26,898,804	—	26,898,804	[1]	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—		—	368,420	—	368,420	[1]	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—		—	5,410,007	—	5,410,007	[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—		—	2,364	—	2,364	[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—		—	200,974	—	200,974	[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,984,336	—	3,800,000		184,336	—	—	—		—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—		—	18,959,080	—	18,959,080	[1]	—
Direxion Daily Brazil Bull 3X Shares	2,552,769	—	2,552,769	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bull 3X Shares	4,767,328	—	4,767,328	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—		—	371,060	—	371,060	[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	2,862,674	—	2,862,674	[1]	—	—	—	—		—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—		—	708,607	—	708,607	[1]	—
Direxion Daily FTSE China Bull 3X Shares	1,848,020	—	1,848,020	[1]	—		—	—		—
Direxion Daily FTSE China Bear 3X Shares	—	—	—		—	560,972	—	560,972	[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	1,776,156	—	1,776,156	[1]	—	—	—	—		—
Direxion Daily India Bull 3X Shares	—	—	—		—	1,825,333	—	1,825,333	[1]	—
Direxion Daily Japan Bull 3X Shares	803,571	—	803,571	[1]	—	—	—	—		—
Direxion Daily Latin America Bull 3X Shares	364,819	—	364,819	[1]	—	—	—	—		—
Direxion Daily Russia Bull 3X Shares	43,701,083	—	43,701,083	[1]	—	—	—	—		—
Direxion Daily Russia Bear 3X Shares	—	—	—		—	8,985,683	—	8,985,683	[1]	—
Direxion Daily South Korea Bull 3X Shares	275,687	—	260,000		15,687	—	—	—		—
Direxion Daily Basic Materials Bull 3X Shares	160,701	—	160,701	[1]	—	—	—	—		—
Direxion Daily Gold Miners Index Bull 3X Shares	20,153,214	—	20,153,214	[1]	—	—	—	—		—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—		—	154,991	—	154,991	[1]	—
Direxion Daily Healthcare Bull 3X Shares	20,232,932	—	20,232,932	[1]	—	—	—	—		—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—		—	623,563	—	623,563	[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares		—	—		—	812,490	—	812,490	[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	2,708,155	—	2,190,000		518,155	—	—	—		—

150	DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily Retail Bull 3X Shares	$2,936,713	$—	$2,936,713	[1]	$—	$—	$—	$—		$—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—		—	2,311,008	—	2,311,008	[1]	—
Direxion Daily Semiconductor Bear 3X Shares	34,590	—	—		34,590	—	—	—		—
Direxion Daily Energy Bull 3X Shares	44,704,093	—	44,704,093	[1]	—	—	—	—		—
Direxion Daily Energy Bear 3X Shares	2,107,201	—	1,820,000		287,201	—	—	—		—
Direxion Daily Financial Bull 3X Shares	—	—	—		—	12,792,070	—	12,792,070	[1]	—
Direxion Daily Financial Bear 3X Shares	—	—	—		—	42,837,260	—	42,837,260	[1]	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—		—	4,091,579	—	4,091,579	[1]	—
Direxion Daily Real Estate Bear 3X Shares	257,171	—	—		257,171	—	—	—		—
Direxion Daily Technology Bull 3X Shares	3,901,187	—	3,901,187	[1]	—	—	—	—		—
Direxion Daily Technology Bear 3X Shares	—	—	—		—	2,426,415	—	2,426,415	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Deutsche Bank AG London

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	$—	$—	$—		$—	$28	$—	$28	[1]	$—
Direxion Daily Mid Cap Bull 2X Shares	—	—	—		—	12,258	—	—		12,258
Direxion Daily S&P 500® Bull 2X Shares	1,355,996	—	1,355,996	[1]	—	—	—	—		—
Direxion Daily Small Cap Bull 2X Shares	483,160	—	483,160	[1]	—	—	—	—		—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	1,256,366	—	1,256,366	[1]	—	—	—	—		—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—		—	1,015,989	—	1,015,989	[1]	—
Direxion Daily Mid Cap Bear 3X Shares	1,688	—	—		1,688	—	—	—		—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—		—	460,012	—	460,012	[1]	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—		—	347,863	—	347,863	[1]	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—		—	4,179,213	—	4,179,213	[1]	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—		—	41,560	—	41,560	[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—		—	1,682,155	—	1,682,155	[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	2,766,402	—	2,660,380		106,022	—	—	—		—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—		—	18,408,742	—	18,408,742	[1]	—
Direxion Daily Brazil Bull 3X Shares	3,696,850	—	—		3,696,850	—	—	—		—
Direxion Daily Developed Markets Bull 3X Shares	4,797,629	—	4,797,629	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—		—	14,491	—	14,491	[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	12,878,688	—	12,878,688	[1]	—		—	—		—
Direxion Daily Emerging Markets Bear 3X Shares		—	—		—	2,711,907	—	2,711,907	[1]	—
Direxion Daily FTSE China Bull 3X Shares	4,015,986	—	4,015,986		—		—	—		—
Direxion Daily FTSE China Bear 3X Shares	—	—	—		—	863,276	—	863,276	[1]	—
Direxion Daily India Bull 3X Shares	—	—	—		—	1,155,060	—	1,155,060	[1]	—
Direxion Daily Latin America Bull 3X Shares	706,838	—	706,838		—	—	—	—		—
Direxion Daily Russia Bull 3X Shares	40,977,196	—	40,977,196	[1]	—	—	—	—		—
Direxion Daily Russia Bear 3X Shares	—	—	—		—	12,482,563	—	12,482,563	[1]	—
Direxion Daily Basic Materials Bull 3X Shares	214,495	—	214,495	[1]	—	—	—	—		—
Direxion Daily Gold Miners Index Bull 3X Shares	7,529,369	—	7,529,369	[1]	—	—	—	—		—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—		—	4,922,890	—	4,922,890	[1]	—
Direxion Daily Healthcare Bull 3X Shares	3,888,902	—	3,888,902	[1]	—	—	—	—		—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	20,044,495	—	20,044,495	[1]	—	—	—	—		—
Direxion Daily Junior Gold Miners Index Bear 3X Shares		—	—		—	3,232,199	—	3,232,199	[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	11,675,600	—	10,961,071		714,529	—	—	—		—
Direxion Daily Retail Bull 3X Shares	2,910,309	—	2,910,309	[1]	—	—	—	—		—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—		—	2,400,630	—	2,400,630	[1]	—
Direxion Daily Semiconductor Bear 3X Shares	1,093,555	—	700,000		393,555	—	—	—		—
Direxion Daily Energy Bull 3X Shares	4,742,568	—	4,742,568	[1]	—	—	—	—		—
Direxion Daily Energy Bear 3X Shares	—	—	—		—	3,027,263	—	3,027,263	[1]	—
Direxion Daily Financial Bull 3X Shares	6,274,667	—	6,274,667	[1]	—	—	—	—		—
Direxion Daily Financial Bear 3X Shares	202,874	—	13,125		189,749	—	—	—		—
Direxion Daily Real Estate Bull 3X Shares	—	—	—		—	7,531,604	—	7,531,604	[1]	—

DIREXION SEMI-ANNUAL REPORT	151

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily Real Estate Bear 3X Shares	$269,474	$—	$82,970		$186,504	$—	$—	$—		$—
Direxion Daily Technology Bull 3X Shares	2,504,976	—	2,504,976	[1]	—	—	—	—		—
Direxion Daily Technology Bear 3X Shares	—	—	—		—	100,621	—	100,621	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily Mid Cap Bull 3X Shares	$1,830,223	$—	$1,830,223	[1]	$—	$—	$—	$—		$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—		—	137,319	—	137,319	[1]	—
Direxion Daily Small Cap Bull 3X Shares	13,371,302	—	13,371,302	[1]	—	—	—	—		—
Direxion Daily Small Cap Bear 3X Shares	3,806,559	—	1,050,000		2,756,559	—	—	—		—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—		—	47,745	—	47,745	[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—		—	2,106,061	—	2,106,061	[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—		—	759,729	—	759,729	[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	4,689,256	—	4,689,256	[1]	—	—	—	—		—
Direxion Daily Developed Markets Bear 3X Shares		—	—		—	—	—	—		—
Direxion Daily Emerging Markets Bull 3X Shares	6,208,987	—	6,208,987	[1]	—	—	—	—		—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—		—	2,219,192	—	2,219,192	[1]	—
Direxion Daily FTSE China Bull 3X Shares	491,252	—	491,252	[1]	—	—	—	—		—
Direxion Daily FTSE China Bear 3X Shares	—	—	—		—	1,932,111	—	1,932,111	[1]	—
Direxion Daily India Bull 3X Shares	—	—	—		—	810,165	—	810,165	[1]	—
Direxion Daily Japan Bull 3X Shares	—	—	—		—	314,776	—	314,776	[1]	—
Direxion Daily Russia Bull 3X Shares	—	—	—		—	1,470,866	—	1,470,866	[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	11,055,047	—	11,055,047	[1]	—	—	—	—		—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—		—	7,679,688	—	7,679,688	[1]	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—		—	2,370,464	—	2,370,464	[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—		—	2,959,255	—	2,959,255	[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	2,169,703	—	1,340,000		829,703	—	—	—		—
Direxion Daily Natural Gas Related Bull 3X Shares	1,472,981	—	1,330,000		142,981	—	—	—		—
Direxion Daily Retail Bull 3X Shares	3,128,908	—	3,128,908	[1]	—	—	—	—		—
Direxion Daily Financial Bull 3X Shares	—	—	—		—	1,956,289	—	1,956,289	[1]	—
Direxion Daily Financial Bear 3X Shares	—	—	—		—	456,982	—	456,982	[1]	—
Direxion Daily Real Estate Bull 3X Shares		—	—		—	726,303	—	726,303	[1]	—
Direxion Daily Real Estate Bear 3X Shares	211,988	—	—		211,988	—	—	—		—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities					Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily CSI 300 China A Share Bull 2X Shares	$818,552	$—	$818,552	[1]	$—	$—	$—	$—		$—
Direxion Daily S&P 500® Bull 3X Shares	22,354,000	—	—		22,354,000	—	—	—		—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—		—	3,713,966	—	3,713,966	[1]	—
Direxion Daily Small Cap Bull 3X Shares	1,297,899	—	—		1,297,899	—	—	—		—

152	DIREXION SEMI-ANNUAL REPORT

		Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount[2]

Direxion Daily Small Cap Bear 3X Shares	$5,642,538	$—	$—	$5,642,538	$—	$—	$—		$—
Direxion Daily Brazil Bull 3X Shares	—	—	—	—	210,268	—	210,268	[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	2,444,851	—	—	2,444,851	—	—	—		—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	406,463	—	406,463	[1]	—
Direxion Daily India Bull 3X Shares	—	—	—	—	1,080,067	—	1,080,067	[1]	—
Direxion Daily Japan Bull 3X Shares	841,307	—	410,000	431,307	—	—	—		—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	9,426,098	—	9,426,098	[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	5,752,438	—	5,752,438	[1]	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	5,493,406	—	5,493,406	[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	7,787,096	—	7,787,096	[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	4,153,479	—	—	4,153,479	—	—	—		—
Direxion Daily Energy Bull 3X Shares	13,235,101	—	—	13,235,101	—	—	—		—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	422,379	—	422,379	[1]	—
Direxion Daily Financial Bull 3X Shares	17,259,090	—	—	17,259,090	—	—	—		—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	4,266,349	—	4,266,349	[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

DIREXION SEMI-ANNUAL REPORT	153

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the period ended April 30, 2015 and period ended October 31, 2014, were as follows:

	Six Months Ended April 30, 2015 (Unaudited)			Period Ended October 31, 2014
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital

Direxion Daily S&P 500® Bull 1.25X Shares[4]	$14,773	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bull 1.25X Shares[4]	—	—	—	—	—	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares[4]	—	—	—	—	—	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares[4]	—	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares[5]	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 2X Shares[3]	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares[2]	—	—	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares[3]	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares[3]	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	2,032,510	—	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	5,754,016	—	—	14,424,276	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	248,005	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares[1]	16,450	—	—	36,348	—	—
Direxion Daily India Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Japan Bull 3X Shares	—	—	—	30,583	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	76,183	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	56,741	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	856,862	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	7,778,400	—	—	6,052	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	3,658,733	—		6,300	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—	—

154	DIREXION SEMI-ANNUAL REPORT

	Six Months Ended April 30, 2015 (Unaudited)			Period Ended October 31, 2014
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital

Direxion Daily Retail Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Semiconductor Bull 3X Shares	7,448	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—

[1]	Commenced operations on January 22, 2014.
[2]	Commenced operations on May 28, 2014.
[3]	Commenced operations on July 29, 2014.
[4]	Commenced operations on January 7, 2015.
[5]	Commenced operations on April 16, 2015.

At October 31, 2014, the components of accumulated earnings/loss of the Funds on a tax-basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)

Direxion Daily Mid Cap Bull 2X Shares	$(23,825)	$29,876	$—	$—	$6,051
Direxion Daily S&P 500® Bull 2X Shares	2,114,847	487,168	—	—	2,602,015
Direxion Daily Small Cap Bull 2X Shares	494,721	26,561	—	—	521,282
Direxion Daily 7-10 Year Treasury Bull 2X Shares	494,319	—	—	(42,807)	451,512
Direxion Daily Mid Cap Bull 3X Shares	27,132,145	—	—	—	27,132,145
Direxion Daily Mid Cap Bear 3X Shares	(5,014,714)	—	—	(62,674,529)	(67,689,243)
Direxion Daily S&P 500® Bull 3X Shares	119,179,858	—	—	(55,376)	119,124,482
Direxion Daily S&P 500® Bear 3X Shares	(138,447,378)	—	—	(810,207,287)	(948,654,665)
Direxion Daily Small Cap Bull 3X Shares	315,190,415	5,754,035	—	(16,904)	320,927,546
Direxion Daily Small Cap Bear 3X Shares	(460,384,524)	—	—	(2,141,228,449)	(2,601,612,973)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	419,587	—	—	(22,203)	397,384
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(6,005,136)	—	—	(54,845,447)	(60,850,583)
Direxion Daily 20+ Year Treasury Bull 3X Shares	2,570,271	—	—	(118,217)	2,452,054
Direxion Daily 20+ Year Treasury Bear 3X Shares	(200,534,748)	—	—	(570,612,837)	(771,147,585)
Direxion Daily Brazil Bull 3X Shares	(2,466,022)	—	—	—	(2,466,022)
Direxion Daily Developed Markets Bull 3X Shares	5,497,503	—	—	—	5,497,503
Direxion Daily Developed Markets Bear 3X Shares	(2,610,211)	—	—	(36,987,525)	(39,597,736)
Direxion Daily Emerging Markets Bull 3X Shares	(61,647,042)	—	—	(49,503,532)	(111,150,574)

DIREXION SEMI-ANNUAL REPORT	155

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)

Direxion Daily Emerging Markets Bear 3X Shares	$(37,638,261)	$—	$—	$(281,058,765)	$(318,697,026)
Direxion Daily FTSE China Bull 3X Shares	18,639,700	248,013	—	—	18,887,713
Direxion Daily FTSE China Bear 3X Shares	(3,928,868)	—	—	(22,025,855)	(25,954,723)
Direxion Daily FTSE Europe Bull 3X Shares	(1,943,220)	16,449	—	(113,766)	(2,040,537)
Direxion Daily India Bull 3X Shares	22,475,308	—	—	(417,299)	22,058,009
Direxion Daily Japan Bull 3X Shares	736,341	—	—	(132,113)	604,228
Direxion Daily Latin America Bull 3X Shares	(8,681,364)	—	—	(19,949,876)	(28,631,240)
Direxion Daily Russia Bull 3X Shares	(47,100,856)	76,248	—	—	(47,024,608)
Direxion Daily Russia Bear 3X Shares	(4,144,455)	—	—	(13,995,109)	(18,139,564)
Direxion Daily South Korea Bull 3X Shares	87,278	—	—	—	87,278
Direxion Daily Basic Materials Bull 3X Shares	2,165,800	—	—	(487,242)	1,678,558
Direxion Daily Gold Miners Index Bull 3X Shares	(1,020,933,176)	—	—	(715,357,627)	(1,736,290,803)
Direxion Daily Gold Miners Index Bear 3X Shares	123,751,384	—	—	(9,172,515)	114,578,869
Direxion Daily Healthcare Bull 3X Shares	66,839,589	—	—	—	66,839,589
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(319,537,747)	7,778,462	—	(54,488,958)	(366,248,243)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	39,786,017	3,658,741	—	—	43,444,758
Direxion Daily Natural Gas Related Bull 3X Shares	(12,946,943)	—	—	(4,443,011)	(17,389,954)
Direxion Daily Retail Bull 3X Shares	8,917,210	—	—	(348,270)	8,568,940
Direxion Daily Semiconductor Bull 3X Shares	84,363,403	—	—	—	84,363,403
Direxion Daily Semiconductor Bear 3X Shares	(12,378,822)	—	—	(58,758,819)	(71,137,641)
Direxion Daily Energy Bull 3X Shares	97,368,243	—	—	(7,849)	97,360,394
Direxion Daily Energy Bear 3X Shares	(20,119,531)	—	—	(166,741,936)	(186,861,467)
Direxion Daily Financial Bull 3X Shares	556,421,913	—	—	(23,081)	556,398,832
Direxion Daily Financial Bear 3X Shares	(228,709,270)	—	—	(4,222,275,448)	(4,450,984,718)
Direxion Daily Real Estate Bull 3X Shares	32,680,463	—	—	—	32,680,463
Direxion Daily Real Estate Bear 3X Shares	(3,701,707)	—	—	(165,796,652)	(169,498,359)
Direxion Daily Technology Bull 3X Shares	70,938,444	—	—	(25,439)	70,913,005
Direxion Daily Technology Bear 3X Shares	(10,400,218)	—	—	(112,798,575)	(123,198,793)

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Direxion Daily S&P 500® Bull 1.25X Shares	$3,650,405	$121,930	$—	$121,930
Direxion Daily Small Cap Bull 1.25X Shares	2,391,034	82,932	—	82,932
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	1,101,401	148,759	—	148,759
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	1,080,516	142,799	—	142,799

156	DIREXION SEMI-ANNUAL REPORT

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Direxion Daily CSI 300 China A Share Bull 2X Shares	$15,500,664	$70,256	$—	$70,256
Direxion Daily Mid Cap Bull 2X Shares	2,490,000	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	8,379,495	—	—	—
Direxion Daily Small Cap Bull 2X Shares	3,601,042	—	—	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	6,294,058	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	54,726,897	—	(273,374)	(273,374)
Direxion Daily Mid Cap Bear 3X Shares	5,780,468	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	269,628,821	—	(776,939)	(776,939)
Direxion Daily S&P 500® Bear 3X Shares	197,342,664	—	—	—
Direxion Daily Small Cap Bull 3X Shares	395,983,430	—	(181,955)	(181,955)
Direxion Daily Small Cap Bear 3X Shares	464,825,448	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2,955,647	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	33,710,303	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	71,148,394	—	(1,698,788)	(1,698,788)
Direxion Daily 20+ Year Treasury Bear 3X Shares	314,439,785	—	—	—
Direxion Daily Brazil Bull 3X Shares	29,636,084	—	(632,528)	(632,528)
Direxion Daily Developed Markets Bull 3X Shares	20,310,396	70,218	—	70,218
Direxion Daily Developed Markets Bear 3X Shares	3,300,139	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	160,039,579	—	(84,440)	(84,440)
Direxion Daily Emerging Markets Bear 3X Shares	87,009,896	—	—	—
Direxion Daily FTSE China Bull 3X Shares	138,875,570	143,581	—	143,581
Direxion Daily FTSE China Bear 3X Shares	30,374,107	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	36,001,675	297,380	—	297,380
Direxion Daily India Bull 3X Shares	94,305,819	—	(402,941)	(402,941)
Direxion Daily Japan Bull 3X Shares	15,554,255	—	(118,480)	(118,480)
Direxion Daily Latin America Bull 3X Shares	15,584,659	120,032	—	120,032
Direxion Daily Russia Bull 3X Shares	164,625,691	—	(4,113,751)	(4,113,751)
Direxion Daily Russia Bear 3X Shares	77,161,242	—	—	—
Direxion Daily South Korea Bull 3X Shares	3,291,616	—	(507)	(507)
Direxion Daily Basic Materials Bull 3X Shares	4,567,099	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	599,886,091	375,164	(49,809,843)	(49,434,679)
Direxion Daily Gold Miners Index Bear 3X Shares	156,657,545	—	—	—
Direxion Daily Healthcare Bull 3X Shares	277,134,102	—	(139,565)	(139,565)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	158,713,093	—	(20,846,906)	(20,846,906)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	69,342,510	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	90,499,082	3,863,422	(6,214,131)	(2,350,709)
Direxion Daily Retail Bull 3X Shares	36,952,953	2,219,783	(5,177)	2,214,606
Direxion Daily Semiconductor Bull 3X Shares	108,252,988	95,806	(517,863)	(422,057)
Direxion Daily Semiconductor Bear 3X Shares	13,174,807	—	—	—
Direxion Daily Energy Bull 3X Shares	243,784,463	433,492	—	433,492
Direxion Daily Energy Bear 3X Shares	48,374,686	—	—	—
Direxion Daily Financial Bull 3X Shares	896,452,791	—	(2,236,297)	(2,236,297)
Direxion Daily Financial Bear 3X Shares	232,984,812	—	—	—
Direxion Daily Real Estate Bull 3X Shares	111,256,119	—	(3,186,089)	(3,186,089)
Direxion Daily Real Estate Bear 3X Shares	8,905,225	—	—	—
Direxion Daily Technology Bull 3X Shares	125,129,392	80,246	—	80,246
Direxion Daily Technology Bear 3X Shares	14,320,830	—	—	—

DIREXION SEMI-ANNUAL REPORT	157

The difference between the book cost of investments and the tax cost of investments are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate trusts (“REITs”).

Net investment income/(loss) and realized gain and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gain and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemption in-kind, net operating losses, distribution reclasses, sales of REITS and PFICs and utilization of earning and profits distributed to shareholders on redemption of shares.

Funds	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital

Direxion Daily Mid Cap Bull 2X Shares	$4,089	$(184,879)	$180,790
Direxion Daily S&P 500® Bull 2X Shares	7,568	(1,069,957)	1,062,389
Direxion Daily Small Cap Bull 2X Shares	9,738	(238,703)	228,965
Direxion Daily 7-10 Year Treasury Bull 2X Shares	18,767	—	(18,767)
Direxion Daily Mid Cap Bull 3X Shares	578,463	(7,333,114)	6,754,651
Direxion Daily Mid Cap Bear 3X Shares	104,692	—	(104,692)
Direxion Daily S&P 500® Bull 3X Shares	2,628,891	(164,048,969)	161,420,078
Direxion Daily S&P 500® Bear 3X Shares	1,886,706	—	(1,886,706)
Direxion Daily Small Cap Bull 3X Shares	8,800,107	(287,042,281)	278,242,174
Direxion Daily Small Cap Bear 3X Shares	7,518,023	—	(7,518,023)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	14,839	(14,839)	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	526,396	—	(526,396)
Direxion Daily 20+ Year Treasury Bull 3X Shares	203,666	(5,357,375)	5,153,709
Direxion Daily 20+ Year Treasury Bear 3X Shares	4,231,650	—	(4,231,650)
Direxion Daily Brazil Bull 3X Shares	46,688	(649,624)	602,936
Direxion Daily Developed Markets Bull 3X Shares	368,395	(1,419,889)	1,051,494
Direxion Daily Developed Markets Bear 3X Shares	96,044	—	(96,044)
Direxion Daily Emerging Markets Bull 3X Shares	1,292,940	(892,626)	(400,314)
Direxion Daily Emerging Markets Bear 3X Shares	1,012,537	—	(1,012,537)
Direxion Daily FTSE China Bull 3X Shares	1,293,793	(7,351,230)	6,057,437
Direxion Daily FTSE China Bear 3X Shares	83,306	—	(83,306)
Direxion Daily FTSE Europe Bull 3X Shares	8,569	—	(8,569)
Direxion Daily India Bull 3X Shares	236,789	(1,442,849)	1,206,060
Direxion Daily Japan Bull 3X Shares	5,393	(71,481)	66,088
Direxion Daily Latin America Bull 3X Shares	62,253	(597,624)	535,371
Direxion Daily Russia Bull 3X Shares	812,541	(5,810,155)	4,997,614
Direxion Daily Russia Bear 3X Shares	116,073	—	(116,073)
Direxion Daily South Korea Bull 3X Shares	17,176	(710,622)	693,446
Direxion Daily Basic Materials Bull 3X Shares	24,771	—	(24,771)
Direxion Daily Gold Miners Bull 3X Shares	3,696,581	26,810,492	(30,507,073)
Direxion Daily Gold Miners Bear 3X Shares	246,644	—	(246,644)
Direxion Daily Healthcare Bull 3X Shares	571,787	(13,668,140)	13,096,353
Direxion Daily Junior Gold Miners Index Bull 3X Shares	1,218,824	(9,363,541)	8,144,717
Direxion Daily Junior Gold Miners Index Bear 3X Shares	331,716	(3,743,683)	3,411,967
Direxion Daily Natural Gas Related Bull 3X Shares	28,713	(36,839)	8,126
Direxion Daily Retail Bull 3X Shares	11,754	225,449	(237,203)
Direxion Daily Semiconductor Bull 3X Shares	387,423	(10,573,143)	10,185,720
Direxion Daily Semiconductor Bear 3X Shares	355,946	—	(355,946)

158	DIREXION SEMI-ANNUAL REPORT

Funds	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital

Direxion Daily Energy Bull 3X Shares	$1,461,944	$(12,733,783)	$11,271,839
Direxion Daily Energy Bear 3X Shares	726,287	—	(726,287)
Direxion Daily Financial Bull 3X Shares	9,719,485	(290,674,751)	280,955,266
Direxion Daily Financial Bear 3X Shares	5,295,388	—	(5,295,388)
Direxion Daily Real Estate Bull 3X Shares	879,348	(36,514,349)	35,635,001
Direxion Daily Real Estate Bear 3X Shares	142,017	—	(142,017)
Direxion Daily Technology Bull 3X Shares	1,141,299	(28,679,017)	27,537,718
Direxion Daily Technology Bear 3X Shares	206,495	1	(206,496)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connections with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2015.

Ordinary Late Year Loss Deferral

Direxion Daily Mid Cap Bull 2X Shares	$—
Direxion Daily S&P 500® Bull 2X Shares	—
Direxion Daily Small Cap Bull 2X Shares	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—
Direxion Daily Mid Cap Bull 3X Shares	—
Direxion Daily Mid Cap Bear 3X Shares	69,813
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	1,656,139
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	5,590,944
Direxion Daily 7-10 Year Treasury Bull 3X Shares	22,203
Direxion Daily 7-10 Year Treasury Bear 3X Shares	455,740
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	4,386,135
Direxion Daily Brazil Bull 3X Shares	—
Direxion Daily Developed Markets Bull 3X Shares	—
Direxion Daily Developed Markets Bear 3X Shares	55,136
Direxion Daily Emerging Markets Bull 3X Shares	2,258,361
Direxion Daily Emerging Markets Bear 3X Shares	939,664
Direxion Daily FTSE China Bull 3X Shares	—
Direxion Daily FTSE China Bear 3X Shares	130,527
Direxion Daily India Bull 3X Shares	417,299
Direxion Daily Japan Bull 3X Shares	40,806
Direxion Daily Latin America Bull 3X Shares	144,711
Direxion Daily Russia Bull 3X Shares	—
Direxion Daily Russia Bear 3X Shares	155,018
Direxion Daily South Korea Bull 3X Shares	—
Direxion Daily Basic Materials Bull 3X Shares	8,673
Direxion Daily Gold Miners Index Bull 3X Shares	5,975,530
Direxion Daily Gold Miners Index Bear 3X Shares	1,608,367
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—

DIREXION SEMI-ANNUAL REPORT	159

Ordinary Late Year Loss Deferral

Direxion Daily Junior Gold Miners Index Bear 3X Shares	$—
Direxion Daily Natural Gas Related Bull 3X Shares	126,461
Direxion Daily Retail Bull 3X Shares	80,698
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	161,037
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	408,481
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	2,882,514
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	95,772
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	136,042

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of the ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2014, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT

Direxion Daily Mid Cap Bull 2X Shares	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—	—	—	42,807	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778	29,549,809	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	227,849,840	243,723,246	—	336,937,920	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587	1,476,542,615	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—	38,143,549	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,069	93,882,293	—	359,272,369	—
Direxion Daily Brazil Bull 3X Shares	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	—

160	DIREXION SEMI-ANNUAL REPORT

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT

Direxion Daily Developed Markets Bear 3X Shares	$6,226,800	$3,814,712	$2,982,535	$23,908,342	$—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	—	47,245,171
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554	143,623,349	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	2,295,087	—	19,600,241	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	113,766	—
Direxion Daily India Bull 3X Shares	—	—	—	—	—
Direxion Daily Japan Bull 3X Shares	—	—	—	79,626	11,681
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	19,805,165
Direxion Daily Russia Bull 3X Shares	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	649,297	—	—	12,084,312	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	478,569	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	24,611,557	632,513,039
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	7,564,148	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	4,316,550
Direxion Daily Retail Bull 3X Shares	—	—	—	267,572	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—	53,056,841	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062	124,152,381	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449	1,843,602,479	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—	41,948,182	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542	50,259,525	—

Capital Loss Utilized during year ended October 31, 2014:
Direxion Daily Mid Cap Bull 2X Shares	—
Direxion Daily S&P 500® Bull 2X Shares	—
Direxion Daily Small Cap Bull 2X Shares	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—
Direxion Daily Mid Cap Bull 3X Shares	—
Direxion Daily Mid Cap Bear 3X Shares	—

DIREXION SEMI-ANNUAL REPORT	161

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT

Direxion Daily S&P 500® Bull 3X Shares	$—
Direxion Daily S&P 500® Bear 3X Shares	—
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—
Direxion Daily Brazil Bull 3X Shares	99,507
Direxion Daily Developed Markets Bull 3X Shares	—
Direxion Daily Developed Markets Bear 3X Shares	—
Direxion Daily Emerging Markets Bull 3X Shares	—
Direxion Daily Emerging Markets Bear 3X Shares	—
Direxion Daily FTSE China Bull 3X Shares	14,370,011
Direxion Daily FTSE China Bear 3X Shares	—
Direxion Daily FTSE Europe Bull 3X Shares	—
Direxion Daily India Bull 3X Shares	3,548,588
Direxion Daily Japan Bull 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	—
Direxion Daily Russia Bull 3X Shares	398,813
Direxion Daily Russia Bear 3X Shares	—
Direxion Daily South Korea Bull 3X Shares	—
Direxion Daily Basic Materials Bull 3X Shares	274,431
Direxion Daily Gold Miners Index Bull 3X Shares	—
Direxion Daily Gold Miners Index Bear 3X Shares	—
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	96,577
Direxion Daily Junior Gold Miners Index Bear 3X Shares	392,245
Direxion Daily Natural Gas Related Bull 3X Shares	—
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	—
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	—
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	—
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	—
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2014, open Federal and state income tax years include the tax years ended October 31, 2012 through October 31, 2014. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

162	DIREXION SEMI-ANNUAL REPORT

4.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A creation unit consists of 50,000 Shares. Creation units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction Fees are imposed to cover the costs associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Transaction fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the period ended April 30, 2015. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investment purchases, and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind

Direxion Daily S&P 500® 1.25X Shares	$2,357,982	$—	$1,292,423	$—
Direxion Daily Small Cap Bull 1.25X Shares	2,363,424	—	1,296,826	1,349,153
Direxion Daily FTSE Developed Markets 1.25X Shares	2,369,074	—	—	1,356,807
Direxion Daily FTSE Emerging Markets 1.25X Shares	2,344,315	—	—	1,324,169
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,161,225	—	4,668,966	—
Direxion Daily Mid Cap Bull 2X Shares	5,556,410	7,450,685	—	—
Direxion Daily S&P 500® Bull 2X Shares	7,176,500	27,961,019	—	7,174,471
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—	4,174,281	4,269,127	—
Direxion Daily Mid Cap Bull 3X Shares	28,591,659	10,670,718	57,621,843	82,235,183
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	318,054,645	99,379,215	33,341,983	362,575,164
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,156,224,075	—	71,514,532	1,246,814,934
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	12,010,900	10,006,362	63,373,314	39,756,953
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	—	12,669,682	18,168,365	12,671,808
Direxion Daily Developed Markets Bull 3X Shares	18,037,607	11,009,186	18,608,317	32,669,521
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	82,690,937	19,650,065	99,474,366	208,602,615
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	57,265,654	32,559,200	1,895,017	72,991,160
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	13,182,815	15,954,059	—

DIREXION SEMI-ANNUAL REPORT	163

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind

Direxion Daily India Bull 3X Shares	$26,091,351	$15,312,734	$19,479,128	$25,062,077
Direxion Daily Japan Bull 3X Shares	2,236,447	430,209	20,377,460	13,134,524
Direxion Daily Latin America Bull 3X Shares	—	9,368,241	4,241,433	522,505
Direxion Daily Russia Bull 3X Shares	172,588,164	49,324,726	61,079,637	215,783,913
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	3,963,049	5,939,006	2,345,740
Direxion Daily Basic Materials Bull 3X Shares	—	2,754,412	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	518,282,077	310,498,727	497,371,705	796,279,686
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	132,045,928	163,210,763	13,704,105
Direxion Daily Junior Gold Miners Index Bull 3X Shares	219,690,660	63,384,427	113,159,774	305,673,253
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	15,703,828	77,347,524	119,857,771	42,921,682
Direxion Daily Retail Bull 3X Shares	—	2,727,638	16,412,213	—
Direxion Daily Semiconductor Bull 3X Shares	1,300,381	1,493,415	74,016,936	118,952,729
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	61,044,416	265,451,206	641,148,582	501,707,908
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	179,127,299	1,891,221	491,105,346	583,990,438
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	7,946,901	5,442,219	83,579,633	49,972,956
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	46,894,575	95,394,094	41,445,038	50,515,408
Direxion Daily Technology Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2015.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each 1.25X Fund pays the Adviser 0.45% at an annual rate based on its average daily net assets, each 2X Fund pays the Adviser 0.50% at an annual rate based on its average daily net assets and each 3X Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

For the 3X Funds, the Advisor has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund’s daily net assets at least until September 1, 2016. The breakpoint schedule is detailed in the table below:

Net Asset Range			Advisory Fees
$0	—	$1,500,000,000	0.75%
$1,500,000,000	—	$2,000,000,000	0.70%
$2,000,000,000	—	$2,500,000,000	0.65%
$2,500,000,000	—	$3,000,000,000	0.60%
$3,000,000,000	—	$3,500,000,000	0.55%
$3,500,000,000	—	$4,000,000,000	0.50%
$4,000,000,000	—	$4,500,000,000	0.45%
Greater than $4,500,000			0.40%

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the 1.25X Funds’ operating expenses to the extent that they exceed 0.45%, to reimburse the 2X Funds’

164	DIREXION SEMI-ANNUAL REPORT

operating expenses to the extent that they exceed 0.60% and to reimburse the 3X Funds’ operating expenses to the extent that they exceed 0.95%. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2015	October 31, 2016	October 31, 2017	October 31, 2018

Direxion Daily S&P 500® Bull 1.25X Shares	$—	$16,649	$—	$—	$—	$16,649	$16,649
Direxion Daily Small Cap Bull 1.25X Shares	—	25,258	—	—	—	25,258	25,258
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	—	16,263	—	—	—	16,263	16,263
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	—	16,259	—	—	—	16,259	16,259
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	3,172	—	—	—	3,172	3,172
Direxion Daily Mid Cap Bull 2X Shares	—	19,338	—	—	31,524	19,338	50,862
Direxion Daily S&P 500® Bull 2X Shares	—	36,174	—	—	39,422	36,174	75,596
Direxion Daily Small Cap Bull 2X Shares	—	28,215	—	—	36,551	28,215	64,766
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—	22,151	—	—	32,880	22,151	55,031
Direxion Daily Mid Cap Bull 3X Shares	—	13,020	64,230	56,816	38,793	13,020	172,859
Direxion Daily Mid Cap Bear 3X Shares	—	16,352	53,700	44,203	33,769	16,352	148,024
Direxion Daily S&P 500® Bull 3X Shares	38,228	803	114,366	56,828	43,374	803	215,371
Direxion Daily S&P 500® Bear 3X Shares	1,076	26,245	136,317	664,329	46,312	26,245	873,203
Direxion Daily Small Cap Bull 3X Shares	—	163,596	407,177	369,333	422,839	163,596	1,362,945
Direxion Daily Small Cap Bear 3X Shares	—	144,145	432,919	951,002	467,508	144,145	1,995,574
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	22,795	50,043	59,046	49,936	22,795	181,820
Direxion Daily 7-10 Year Treasury Bear 3X Shares	84	3,337	25,206	20,458	12,458	3,337	61,459
Direxion Daily 20+ Year Treasury Bull 3X Shares	15,387	861	23,710	44,808	26,561	861	95,940
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	13,299	—	—	4,138	13,299	17,437
Direxion Daily Brazil Bull 3X Shares	—	18,809	—	50,334	47,780	18,809	116,923
Direxion Daily Developed Markets Bull 3X Shares	—	22,885	89,363	86,433	47,201	22,885	245,882

DIREXION SEMI-ANNUAL REPORT	165

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2015	October 31, 2016	October 31, 2017	October 31, 2018

Direxion Daily Developed Markets Bear 3X Shares	$—	$37,433	$90,368	$101,521	$81,939	$37,433	$311,261
Direxion Daily Emerging Markets Bull 3X Shares	552	14,223	53,339	183,637	81,382	14,223	332,581
Direxion Daily Emerging Markets Bear 3X Shares	17	13,284	76,714	136,539	67,638	13,284	294,175
Direxion Daily FTSE China Bull 3X Shares	215	36,866	67,383	60,150	70,727	36,866	235,126
Direxion Daily FTSE China Bear 3X Shares	—	22,860	46,928	39,558	35,007	22,860	144,353
Direxion Daily FTSE Europe Bull 3X Shares	2,126	7,896	—	—	36,502	7,896	44,398
Direxion Daily India Bull 3X Shares	11	17,872	50,489	44,693	33,888	17,872	146,942
Direxion Daily Japan Bull 3X Shares	—	25,356	—	43,630	53,518	25,356	122,504
Direxion Daily Latin America Bull 3X Shares	—	18,941	—	51,306	45,333	18,941	115,580
Direxion Daily Russia Bull 3X Shares	1,820	2,937	83,288	64,838	34,899	2,937	185,962
Direxion Daily Russia Bear 3X Shares	8,286	8,084	58,721	47,055	33,435	8,084	147,295
Direxion Daily South Korea Bull 3X Shares	—	21,351	—	50,060	48,753	21,351	120,164
Direxion Daily Basic Materials Bull 3X Shares	—	—	57,071	66,113	52,496	—	175,680
Direxion Daily Gold Miners Index Bull 3X Shares	33,324	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	4,944	19,080	34,797	25,459	28,402	19,080	107,738
Direxion Daily Healthcare Bull 3X Shares	7,623	13,097	47,014	38,307	39,688	13,097	138,106
Direxion Daily Junior Gold Miners Index Bull 3X Shares	14,368	38,320	—	637	3,890	38,320	42,847
Direxion Daily Junior Gold Miners Index Bear 3X Shares	301	17,994	—	28,753	31,402	17,994	78,149
Direxion Daily Natural Gas Related Bull 3X Shares	253	13,271	52,482	47,703	38,433	13,271	151,889
Direxion Daily Retail Bull 3X Shares	—	16,357	68,917	58,308	47,943	16,357	191,525
Direxion Daily Semiconductor Bull 3X Shares	—	31,155	75,617	73,566	59,779	31,155	240,117
Direxion Daily Semiconductor Bear 3X Shares	—	16,140	52,970	49,951	40,074	16,140	159,135
Direxion Daily Energy Bull 3X Shares	7,887	1,274	62,259	36,602	40,473	1,274	140,608
Direxion Daily Energy Bear 3X Shares	532	8,089	—	389,543	53,760	8,089	451,392

166	DIREXION SEMI-ANNUAL REPORT

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2015	October 31, 2016	October 31, 2017	October 31, 2018

Direxion Daily Financial Bull 3X Shares	$34,961	$16,335	$—	$188,954	$120,016	$16,335	$325,305
Direxion Daily Financial Bear 3X Shares	—	40,298	76,986	946,987	222,097	40,298	1,286,368
Direxion Daily Real Estate Bull 3X Shares	1,371	5,167	76,626	100,033	64,997	5,167	246,823
Direxion Daily Real Estate Bear 3X Shares	—	31,767	91,712	87,338	74,616	31,767	285,433
Direxion Daily Technology Bull 3X Shares	1,118	11,422	59,278	41,206	44,741	11,422	156,647
Direxion Daily Technology Bear 3X Shares	—	12,043	62,025	48,820	32,623	12,043	155,511

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

7.	FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2015:

	Direxion Daily S&P 500® Bull 1.25X Shares				Direxion Daily Small Cap Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$3,772,335	$—	$—	$3,772,335	$2,473,966	$—	$—	$2,473,966
Short-Term Investments	—	—	—	—	—	—	—	—
Other Financial Instruments**	—	30,732	—	30,732	—	21,425	—	21,425

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares				Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$1,250,160	$—	$—	$1,250,160	$1,223,315	$—	$—	$1,223,315
Short-Term Investments	—	—	—	—	—	—	—	—
Other Financial Instruments**	—	57,155	—	57,155	—	55,136	—	55,136

DIREXION SEMI-ANNUAL REPORT	167

	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily Mid Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$5,900,448	$—	$—	$5,900,448	$—	$—	$—	$—
Short-Term Investments	9,670,472	—	—	9,670,472	2,490,000	—	—	2,490,000
Other Financial Instruments**	—	3,650,622	—	3,650,622	—	683,112	—	683,112

	Direxion Daily S&P 500® Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	8,379,495	—	—	8,379,495	3,601,042	—	—	3,601,042
Other Financial Instruments**	—	1,345,275	—	1,345,275	—	785,004	—	785,004

	Direxion Daily 7-10 Year Bull 2X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$17,799,000	$—	$—	$17,799,000
Short-Term Investments	6,294,058	—	—	6,294,058	36,654,523	—	—	36,654,523
Other Financial Instruments**	—	1,245,887	—	1,245,887	—	1,684,710	—	1,684,710

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$14,337,835	$—	$—	$14,337,835
Short-Term Investments	5,780,468	—	—	5,780,468	254,514,047	—	—	254,514,047
Other Financial Instruments**	—	(311,688)	—	(311,688)	—	132,490,931	—	132,490,931

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$5,332,009	$—	$—	$5,332,009
Short-Term Investments	197,342,664	—	—	197,342,664	390,469,466	—	—	390,469,466
Other Financial Instruments**	—	(44,646,873)	—	(44,646,873)	—	54,573,725	—	54,573,725

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	464,825,448	—	—	464,825,448	2,955,647	—	—	2,955,647
Other Financial Instruments**	—	(1,057,447)	—	(1,057,447)	—	312,435	—	312,435

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income*	$—	$—	$—	$—	$32,532,255	$—	$—	$32,532,255
Short-Term Investments	33,710,303	—	—	33,710,303	36,917,351	—	—	36,917,351
Other Financial Instruments**	—	(5,484,447)	—	(5,484,447)	—	3,747,476	—	3,747,476

	Direxion Daily 20+ Year Treasury Bear 3X Shares				Direxion Daily Brazil Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$3,226,818	$—	$—	$3,226,818
Short-Term Investments	314,439,785	—	—	314,439,785	25,776,738	—	—	25,776,738
Other Financial Instruments**	—	(22,663,819)	—	(22,663,819)	—	11,975,114	—	11,975,114

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$1,085,842	$—	$—	$1,085,842	$—	$—	$—	$—
Short-Term Investments	19,294,772	—	—	19,294,772	3,300,139	—	—	3,300,139
Other Financial Instruments**	—	9,630,135	—	9,630,135	—	(414,829)	—	(414,829)

168	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$4,420,971	$—	$—	$4,420,971	$—	$—	$—	$—
Short-Term Investments	155,534,168	—	—	155,534,168	87,009,896	—	—	87,009,896
Other Financial Instruments**	—	43,244,895	—	43,244,895	—	(13,433,344)	—	(13,433,344)

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$22,018,979	$—	$—	$22,018,979	$—	$—	$—	$—
Short-Term Investments	117,000,172	—	—	117,000,172	30,374,107	—	—	30,374,107
Other Financial Instruments**	—	16,452,458	—	16,452,458	—	(7,190,310)	—	(7,190,310)

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$9,460,430	$—	$—	$9,460,430	$5,839,436	$—	$—	$5,839,436
Short-Term Investments	26,838,625	—	—	26,838,625	88,063,442	—	—	88,063,442
Other Financial Instruments**	—	3,956,690	—	3,956,690	—	(16,335,762)	—	(16,335,762)

	Direxion Daily Japan Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$9,348,860	$—	$—	$9,348,860	$1,370,593	$—	$—	$1,370,593
Short-Term Investments	6,086,915	—	—	6,086,915	14,334,098	—	—	14,334,098
Other Financial Instruments**	—	2,303,740	—	2,303,740	—	3,407,355	—	3,407,355

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$3,001,689	$—	$—	$3,001,689	$—	$—	$—	$—
Short-Term Investments	157,510,251	—	—	157,510,251	77,161,242	—	—	77,161,242
Other Financial Instruments**	—	105,572,066	—	105,572,066	—	(34,181,219)	—	(34,181,219)

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily Basic Materials Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$21,104	$—	$—	$21,104	$—	$—	$—	$—
Short-Term Investments	3,270,005	—	—	3,270,005	4,567,099	—	—	4,567,099
Other Financial Instruments**	—	819,560	—	819,560	—	968,902	—	968,902

	Direxion Daily Gold Miners Index Bull 3X Shares				Direxion Daily Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$82,151,823	$—	$—	$82,151,823	$—	$—	$—	$—
Short-Term Investments	468,299,589	—	—	468,299,589	156,657,545	—	—	156,657,545
Other Financial Instruments**	—	32,486,402	—	32,486,402	—	(13,651,343)	—	(13,651,343)

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$91,608,975	$—	$—	$91,608,975	$4,081,930	$—	$—	$4,081,930
Short-Term Investments	185,385,562	—	—	185,385,562	133,784,257	—	—	133,784,257
Other Financial Instruments**	—	24,896,585	—	24,896,585	—	2,052,852	—	2,052,852

	Direxion Daily Junior Gold Miners Index Bear 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$33,344,883	$—	$—	$33,344,883
Master Limited Partnerships*	—	—	—	—	2,438,306	—	—	2,438,306
Short-Term Investments	69,342,510	—	—	69,342,510	52,365,184	—	—	52,365,184
Other Financial Instruments**	—	8,409,367	—	8,409,367	—	28,229,606	—	28,229,606

DIREXION SEMI-ANNUAL REPORT	169

	Direxion Daily Retail Bull 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,853,051	$—	$—	$22,853,051	$13,568,333	$—	$—	$13,568,333
Short-Term Investments	—	—	—	—	94,262,598	—	—	94,262,589
Other Financial Instruments**	—	8,398,690	—	8,398,690	—	(11,928,552)	—	(11,928,552)

	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Energy Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$12,689,892	$—	$—	$12,689,892
Short-Term Investments	13,174,807	—	—	13,174,807	231,528,063	—	—	231,528,063
Other Financial Instruments**	—	1,128,145	—	1,128,145	—	98,923,577	—	98,923,577

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$166,766,705	$—	$—	$166,766,705
Investment Companies – Equity*	—	—	—	—	—	—	—	—
Short-Term Investments	48,374,686	—	—	48,374,686	727,449,789	—	—	727,449,789
Other Financial Instruments**	—	(3,948,395)	—	(3,948,395)	—	23,101,429	—	23,101,429

	Direxion Daily Financial Bear 3X Shares				Direxion Daily Real Estate Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$37,739,316	$—	$—	$37,739,316
Short-Term Investments	232,984,812	—	—	232,984,812	70,330,714	—	—	70,330,714
Other Financial Instruments**	—	(51,948,525)	—	(51,948,525)	—	(17,856,534)	—	(17,856,534)

	Direxion Daily Real Estate Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$5,248,666	$—	$—	$5,248,666
Short-Term Investments	8,905,225	—	—	8,905,225	119,960,972	—	—	119,960,972
Other Financial Instruments**	—	1,579,954	—	1,579,954	—	32,296,081	—	32,296,081

	Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$14,320,830	$—	$—	$14,320,830
Other Financial Instruments**	—	(3,555,456)	—	(3,555,456)

*	For further detail on each asset class, see the Schedules of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2015. There were no Level 3 securities held by the Funds during the period ended April 30, 2015. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by

170	DIREXION SEMI-ANNUAL REPORT

requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2015, the Funds were invested in swap contracts. At April 30, 2015, the fair value of derivative instruments, by primary risk, was as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total

Direxion Daily S&P 500® Bull 1.25X Shares	$30,732	$—	$30,732
Direxion Daily Small Cap Bull 1.25X Shares	21,425	—	21,425
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	57,155	—	57,155
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	55,164	—	55,164
Direxion Daily CSI 300 China A Share Bull 2X Shares	3,650,622	—	3,650,622
Direxion Daily Mid Cap Bull 2X Shares	695,370	—	695,370
Direxion Daily S&P 500® Bull 2X Shares	1,355,996	—	1,355,996
Direxion Daily Small Cap Bull 2X Shares	831,241	—	831,241
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—	1,256,366	1,256,366
Direxion Daily Mid Cap Bull 3X Shares	2,917,868	—	2,917,868
Direxion Daily Mid Cap Bear 3X Shares	1,688	—	1,688
Direxion Daily S&P 500® Bull 3X Shares	132,950,943	—	132,950,943
Direxion Daily S&P 500® Bear 3X Shares	—	—	—
Direxion Daily Small Cap Bull 3X Shares	59,241,611	—	59,241,611
Direxion Daily Small Cap Bear 3X Shares	12,710,233	—	12,710,233
Direxion Daily 7-10 Year Treasury Bull 3X Shares		362,544	362,544
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	6,750,738	6,750,738
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	14,704,003	14,704,003
Direxion Daily Brazil Bull 3X Shares	12,185,382	—	12,185,382
Direxion Daily Developed Markets Bull 3X Shares	9,650,554	—	9,650,554
Direxion Daily Developed Markets Bear 3X Shares	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	43,358,795	—	43,358,795
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—
Direxion Daily FTSE China Bull 3X Shares	17,061,336	—	17,061,336
Direxion Daily FTSE China Bear 3X Shares	228,226	—	228,226
Direxion Daily FTSE Europe Bull 3X Shares	3,956,690	—	3,956,690
Direxion Daily India Bull 3X Shares	—	—	—
Direxion Daily Japan Bull 3X Shares	2,618,516	—	2,618,516
Direxion Daily Latin America Bull 3X Shares	3,407,355	—	3,407,355
Direxion Daily Russia Bull 3X Shares	105,821,484	—	105,821,484
Direxion Daily Russia Bear 3X Shares	—	—	—
Direxion Daily South Korea Bull 3X Shares	876,255	—	876,255
Direxion Daily Basic Materials Bull 3X Shares	968,902	—	968,902
Direxion Daily Gold Miners Index Bull 3X Shares	66,400,928	—	66,400,928
Direxion Daily Gold Miners Index Bear 3X Shares	4,858,664	—	4,858,664
Direxion Daily Healthcare Bull 3X Shares	36,082,225	—	36,082,225
Direxion Daily Junior Gold Miners Index Bull 3X Shares	20,044,495	—	20,044,495
Direxion Daily Junior Gold Miners Index Bear 3X Shares	12,454,056	—	12,454,056
Direxion Daily Natural Gas Related Bull 3X Shares	28,249,656	—	28,249,656
Direxion Daily Retail Bull 3X Shares	8,975,930	—	8,975,930
Direxion Daily Semiconductor Bull 3X Shares	1,078,648	—	1,078,648

DIREXION SEMI-ANNUAL REPORT	171

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total

Direxion Daily Semiconductor Bear 3X Shares	$1,128,145	$—	$1,128,145
Direxion Daily Energy Bull 3X Shares	98,923,577	—	98,923,577
Direxion Daily Energy Bear 3X Shares	2,107,201	—	2,107,201
Direxion Daily Financial Bull 3X Shares	38,816,105	—	38,816,105
Direxion Daily Financial Bear 3X Shares	247,710	—	247,710
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	1,579,954	—	1,579,954
Direxion Daily Technology Bull 3X Shares	32,481,036	—	32,481,036
Direxion Daily Technology Bear 3X Shares	18,163	—	18,163

[1]	Statements of Assets and Liabilities location: Net unrealized appreciation on swaps.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total

Direxion Daily S&P 500® Bull 1.25X Shares	$—	$—	$—
Direxion Daily Small Cap Bull 1.25X Shares	—	—	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	—	—	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	28	—	28
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—
Direxion Daily Mid Cap Bull 2X Shares	12,258	—	12,258
Direxion Daily S&P 500 Bull 2X Shares	10,721	—	10,721
Direxion Daily Small Cap Bull 2X Shares	46,237	—	46,237
Direxion Daily 7-10 Year Treasury Bull 2X Shares	—	10,479	10,479
Direxion Daily Mid Cap Bull 3X Shares	1,233,158	—	1,233,158
Direxion Daily Mid Cap Bear 3X Shares	313,376	—	313,376
Direxion Daily S&P 500® Bull 3X Shares	460,012	—	460,012
Direxion Daily S&P 500® Bear 3X Shares	44,646,873	—	44,646,873
Direxion Daily Small Cap Bull 3X Shares	4,667,886	—	4,667,886
Direxion Daily Small Cap Bear 3X Shares	13,767,680	—	13,767,680
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	50,109	50,109
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	5,484,447	5,484,447
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	3,003,262	3,003,262
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	37,367,822	37,367,822
Direxion Daily Brazil Bull 3X Shares	210,268	—	210,268
Direxion Daily Developed Markets Bull 3X Shares	20,419	—	20,419
Direxion Daily Developed Markets Bear 3X Shares	414,829	—	414,829
Direxion Daily Emerging Markets Bull 3X Shares	113,900	—	113,900
Direxion Daily Emerging Markets Bear 3X Shares	13,433,344	—	13,433,344
Direxion Daily FTSE China Bull 3X Shares	608,878	—	608,878
Direxion Daily FTSE China Bear 3X Shares	7,418,536	—	7,418,536
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—
Direxion Daily India Bull 3X Shares	16,335,762	—	16,335,762
Direxion Daily Japan Bull 3X Shares	314,776	—	314,776
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Russia Bull 3X Shares	249,418	—	249,418
Direxion Daily Russia Bear 3X Shares	34,181,219	—	34,181,219
Direxion Daily South Korea Bull 3X Shares	56,695	—	56,695
Direxion Daily Basic Materials Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	33,914,526	—	33,914,526
Direxion Daily Gold Miners Index Bear 3X Shares	18,510,007	—	18,510,007
Direxion Daily Healthcare Bull 3X Shares	11,185,640	—	11,185,640

172	DIREXION SEMI-ANNUAL REPORT

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total

Direxion Daily Junior Gold Miners Index Bull 3X Shares	$17,991,643	$—	$17,991,643
Direxion Daily Junior Gold Miners Index Bear 3X Shares	4,044,689	—	4,044,689
Direxion Daily Natural Gas Related Bull 3X Shares	20,050	—	20,050
Direxion Daily Retail Bull 3X Shares	577,240	—	577,240
Direxion Daily Semiconductor Bull 3X Shares	13,007,200	—	13,007,200
Direxion Daily Semiconductor Bear 3X Shares	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—
Direxion Daily Energy Bear 3X Shares	6,055,596	—	6,055,596
Direxion Daily Financial Bull 3X Shares	15,714,676	—	15,714,676
Direxion Daily Financial Bear 3X Shares	52,196,235	—	52,196,235
Direxion Daily Real Estate Bull 3X Shares	17,856,534	—	17,856,534
Direxion Daily Real Estate Bear 3X Shares	—	—	—
Direxion Daily Technology Bull 3X Shares	184,955	—	184,955
Direxion Daily Technology Bear 3X Shares	3,573,619	—	3,573,619

[2]	Statements of Assets and Liabilities location: Net unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended April 30, 2015 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk

Direxion Daily S&P 500® Bull 1.25X Shares	Swap Contracts	$8,660	$—	$30,732	$—
Direxion Daily Small Cap Bull 1.25X Shares	Swap Contracts	28,940	—	21,425	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Swap Contracts	30,456	—	57,155	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	Swap Contracts	23,934	—	55,136	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	135,747	—	3,650,622	—
Direxion Daily Mid Cap Bull 2X Shares	Swap Contracts	68,211	—	593,327	—
Direxion Daily S&P 500 Bull 2X Shares	Swap Contracts	1,728,567	—	159,710	—
Direxion Daily Small Cap Bull 2X Shares	Swap Contracts	370,026	—	250,198	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	Swap Contracts	—	192,222	—	747,845
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	39,034,715	—	(25,855,043)	—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(3,146,154)	—	1,223,517	—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	66,096,780	—	7,491,667	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(35,293,824)	—	4,491,070	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	473,183,203	—	(322,610,141)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(187,820,819)	—	87,100,569	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	546,063	—	(132,166)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	(5,183,788)	—	(1,514,205)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	6,422,912	—	(273,445)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(151,030,783)	—	27,413,120

DIREXION SEMI-ANNUAL REPORT	173

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk

Direxion Daily Brazil Bull 3X Shares	Swap Contracts	$(26,146,168)	$—	$9,797,626	$—
Direxion Daily Developed Markets Bull 3X Shares	Swap Contracts	(363,985)	—	645,404	—
Direxion Daily Developed Markets Bear 3X Shares	Swap Contracts	(1,528,608)	—	(214,176)	—
Direxion Daily Emerging Markets Bull 3X Shares	Swap Contracts	(7,201,601)	—	24,291,759	—
Direxion Daily Emerging Markets Bear 3X Shares	Swap Contracts	(2,918,658)	—	(9,053,627)	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	89,238,717	—	(2,638,954)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(6,261,671)	—	(4,763,053)	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(119,545)	—	4,510,569	—
Direxion Daily India Bull 3X Shares	Swap Contracts	29,047,904	—	(51,921,802)	—
Direxion Daily Japan Bull 3X Shares	Swap Contracts	(57,403)	—	1,030,631	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	(7,171,062)	—	683,949	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	(120,030,732)	—	122,415,872	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	(46,157,341)	—	(34,120,473)	—
Direxion Daily South Korea Bull 3X Shares	Swap Contracts	(40,663)	—	600,223	—
Direxion Daily Basic Materials Bull 3X Shares	Swap Contracts	2,766,526	—	(2,002,563)	—
Direxion Daily Gold Miners Index Bull 3X Shares	Swap Contracts	(331,970,659)	—	526,145,167	—
Direxion Daily Gold Miners Index Bear 3X Shares	Swap Contracts	32,367,253	—	(171,143,433)	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	79,579,257	—	(42,580,123)	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Swap Contracts	(279,993,298)	—	207,201,775	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Swap Contracts	(5,441,564)	—	(49,660,136)	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	(42,575,572)	—	29,413,315	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	9,031,427	—	(660,213)	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	122,524,637	—	(97,180,360)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(9,748,215)	—	2,153,668	—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	63,919,281	—	(20,254,236)	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(4,565,354)	—	(2,311,202)	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	840,803,592	—	(731,814,866)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(65,901,382)	—	26,783,106	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	64,896,316	—	(67,701,202)	—

174	DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk

Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	$(5,314,589)	$—	$3,755,727	$—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	72,856,990	—	(42,984,701)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(5,351,143)	—	2,614,802	—

[1]	Statements of Operations location: Net realized gain (loss) on swaps.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the period ended April 30, 2015, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts

Direxion Daily S&P 500® Bull 1.25X Shares	$738,976	$—
Direxion Daily Small Cap Bull 1.25X Shares	637,437	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	441,031	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	450,047	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	30,438,168	—
Direxion Daily Mid Cap Bull 2X Shares	9,201,856	—
Direxion Daily S&P 500® Bull 2X Shares	35,493,175	—
Direxion Daily Small Cap Bull 2X Shares	14,003,631	—
Direxion Daily 7-10 Year Treasury Bull 2X Shares	28,519,081	—
Direxion Daily Mid Cap Bull 3X Shares	217,858,682	—
Direxion Daily Mid Cap Bear 3X Shares	—	24,441,451
Direxion Daily S&P 500® Bull 3X Shares	1,554,485,365	—
Direxion Daily S&P 500® Bear 3X Shares	—	591,697,913
Direxion Daily Small Cap Bull 3X Shares	2,496,450,000	—
Direxion Daily Small Cap Bear 3X Shares	—	1,856,826,215
Direxion Daily 7-10 Year Treasury Bull 3X Shares	13,495,764	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	141,364,102
Direxion Daily 20+ Year Treasury Bull 3X Shares	246,823,156	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,226,166,378
Direxion Daily Brazil Bull 3X Shares	116,557,986	—
Direxion Daily Developed Markets Bull 3X Shares	85,872,789	—
Direxion Daily Developed Markets Bear 3X Shares	—	25,879,117
Direxion Daily Emerging Markets Bull 3X Shares	717,541,897	—
Direxion Daily Emerging Markets Bear 3X Shares	—	261,010,701
Direxion Daily FTSE China Bull 3X Shares	381,964,511	—
Direxion Daily FTSE China Bear 3X Shares	—	56,891,173
Direxion Daily FTSE Europe Bull 3X Shares	76,763,635	—
Direxion Daily India Bull 3X Shares	268,472,323	—
Direxion Daily Japan Bull 3X Shares	26,343,471	—
Direxion Daily Latin America Bull 3X Shares	57,402,082	—
Direxion Daily Russia Bull 3X Shares	519,001,765	—
Direxion Daily Russia Bear 3X Shares	—	140,708,022
Direxion Daily South Korea Bull 3X Shares	9,221,057	—
Direxion Daily Basic Materials Bull 3X Shares	16,555,685	—

DIREXION SEMI-ANNUAL REPORT	175

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts

Direxion Daily Gold Miners Index Bull 3X Shares	$2,250,386,210	$—
Direxion Daily Gold Miners Index Bear 3X Shares	—	591,808,066
Direxion Daily Healthcare Bull 3X Shares	745,510,505	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	659,708,674	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	241,785,546
Direxion Daily Natural Gas Related Bull 3X Shares	204,463,084	—
Direxion Daily Retail Bull 3X Shares	66,282,780	—
Direxion Daily Semiconductor Bull 3X Shares	397,282,330	—
Direxion Daily Semiconductor Bear 3X Shares	—	66,797,205
Direxion Daily Energy Bull 3X Shares	1,026,663,240	—
Direxion Daily Energy Bear 3X Shares	—	193,830,802
Direxion Daily Financial Bull 3X Shares	3,539,243,511	—
Direxion Daily Financial Bear 3X Shares	—	815,531,411
Direxion Daily Real Estate Bull 3X Shares	352,887,767	—
Direxion Daily Real Estate Bear 3X Shares	—	31,568,095
Direxion Daily Technology Bull 3X Shares	506,705,606	—
Direxion Daily Technology Bear 3X Shares	—	40,707,326

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 125%, 200%, 300% (or -300%) daily performance of their respective index.

9.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Correlation Risk/Daily Inverse Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution

176	DIREXION SEMI-ANNUAL REPORT

events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Effective June 1, 2015, the Adviser has agreed to waive 0.15% of its fees based on average daily net assets at least until September 1, 2016 Direxion Daily FTSE Developed Markets Bull 1.25X Shares, Direxion Daily FTSE Emerging Markets Bull 1.25X Shares, Direxion Daily S&P 500® Bull 1.25X Shares and Direxion Daily Small Cap Bull 1.25X Shares.

On May 19, 2015, shares of the Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily India Bull 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily Mid Cap Bull 2X Shares, Direxion Daily Small Cap Bull 2X Shares and Direxion Daily 7-10 Year Treasury Bull 2X Shares were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split

Direxion Daily Mid Cap Bull 2X Shares	5/19/2015	4:1	$144.75	$36.19	50,000	200,000

Direxion Daily S&P 500® Bull 2X Shares	5/19/2015	4:1	150.57	37.64	133,309	533,236

Direxion Daily Small Cap Bull 2X Shares	5/19/2015	4:1	145.25	36.31	66,661	266,644

Direxion Daily 7-10 Year Treasury Bull 2X Shares	5/19/2015	2:1	85.73	42.87	174,998	349,996

Direxion Daily Mid Cap Bull 3X Shares	5/19/2015	4:1	115.71	28.93	600,033	2,400,132

DIREXION SEMI-ANNUAL REPORT	177

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split

Direxion Daily India Bull 3X Shares	5/19/2015	4:1	$ 81.30	$ 20.33	1,824,864	7,299,456

Direxion Daily Healthcare Bull 3X Shares	5/19/2015	4:1	160.10	40.03	2,650,002	10,600,008

Direxion Daily Retail Bull 3X Shares	5/19/2015	4:1	127.61	31.90	350,003	1,400,012

Direxion Daily Semiconductor Bull 3X Shares	5/19/2015	4:1	145.83	36.46	1,150,001	4,600,004

Direxion Daily Financial Bull 3X Shares	5/19/2015	4:1	134.40	33.60	9,124,972	36,499,888

Direxion Daily Technology Bull 3X Shares	5/19/2015	4:1	157.76	39.44	1,250,000	5,000,000

On May 19, 2015, shares of the Direxion Daily Brazil Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, and Direxion Daily Technology Bear 2X Shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split

Direxion Daily Mid Cap Bear 3X Shares	5/19/2015	1:4	$9.71	$38.84	858,158	214,540

Direxion Daily Brazil Bull 3X Shares	5/19/2015	1:10	7.12	71.20	7,050,001	705,000

Direxion Daily FTSE China Bear 3X Shares	5/19/2015	1:10	5.43	54.30	5,919,973	591,997

Direxion Daily Latin America Bull 3X Shares	5/19/2015	1:4	10.94	43.76	2,079,860	519,965

Direxion Daily Russia Bear 3X Shares	5/19/2015	1:4	6.59	26.36	10,000,001	2,500,000

Direxion Daily Natural Gas Related Bull 3X Shares	5/19/2015	1:10	3.09	30.90	31,550,001	3,155,000

Direxion Daily Semiconductor Bear 3X Shares	5/19/2015	1:4	10.61	42.44	1,999,848	499,962

Direxion Daily Technology Bear 3X Shares	5/19/2015	1:4	9.09	36.36	2,071,873	517,968

The Trust has evaluated subsequent events through the issuance if the Funds financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds’ financial statements.

178	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	179

Direxion Shares ETF Trust

Trustees and Officers

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 47	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	145	None.

Eric W. Falkeis(2) Age: 41	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	145	Trustee, Professionally Managed Portfolios (45 Funds).

Independent Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	145	None.

180	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	145	Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).

David L. Driscoll Age: 45	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	145	None.

Jacob C. Gaffey Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	145	Director, Costa, Inc. (formerly A.T. Cross, Inc.).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)	Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)	The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 70 of the 125 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	181

Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 47	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	145	N/A

Eric W. Falkeis(2) Age: 41	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	145	Trustee, Professionally Managed Portfolios (45 Funds).

Brian Jacobs Age: 54	President	One Year; Since 2014	President, since April 2014, Rafferty Asset Management, LLC; formerly, Managing Partner, Jacobs Strategic Consulting (2012-2014); formerly, Chief Executive Officer, Hatteras Funds (2010-2012); formerly, Chief Distribution Officer, Baron Capital (2009); formerly, Managing Director, Allianz Global Investors (2000-2008).	N/A	Formerly, Board Member, Wheelhouse Analytics; formerly, Board Member, Raise Hope Foundation.

182	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 41	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A
Angela Brickl Age: 39	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)	Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)	The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 70 of the 125 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 portfolios and the Direxion Insurance Trust which, as of the date of this report, offers for sale 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	183

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2015

New Fund Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“ETF Trust”) considered in approving the advisory agreement between Rafferty Asset Management, LLC (“Rafferty”) and the ETF Trust (“Advisory Agreement”), at its May 8, 2014 Board meeting on behalf of the Direxion Daily S&P 500® Bull 1.25X Shares, Direxion Daily FTSE Emerging Markets Bull 1.25X Shares, Direxion Daily FTSE Development Markets Bull 1.25X Shares, and the Direxion Daily Small Cap Bull 1.25X Shares (the “1.25X Funds”), and at its February 6, 2014 Board meeting on behalf of the Direxion Daily CSI 300 China A Share Bull 2X Shares (the “China Fund”), each a series of the ETF Trust (each a “Fund” and, collectively, the “Funds”). At its November 25, 2014 meeting, the Board modified the advisory fee rate schedule included in the Advisory Agreement for the 1.25X Funds prior to each 1.25X Fund’s commencement of operations. At the February 12, 2015 meeting, the Board modified the advisory fee rate schedule included in the Advisory Agreement for the China Fund prior to the China Fund’s commencement of operations. These modifications to the Advisory Agreement were based on updated information provided to the Board by Rafferty.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Advisory Agreement, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, the advisory fee rates to be paid to Rafferty and each Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.    The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the ETF Trust, as well as the Direxion Funds and Direxion Insurance Trust, since their respective inception dates. Further, the Board noted that, although Rafferty does not manage other funds, with respect to the 1.25X Funds, identical leverage ratios, Rafferty has developed an expertise in managing funds with investment strategies similar to the Funds, in that each Fund seeks to achieve daily leveraged investment returns that correlate with an underlying index. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations. The Board also considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the Funds had not commenced operations, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.    The Board considered the fees to be paid to Rafferty on an annual basis, including the contractual fee waivers. In this regard, Rafferty advised the Board that the advisory fee rates and contractual fee waivers for the Funds are similar to the total advisory fee rates for comparable exchange-traded funds and the advisory fee rates charged to comparable series of the ETF Trust. With respect to the 1.25X Funds, the Board noted that there were no other existing series of the Trust that sought to return leverage at 1.25 times their respective underlying indices; however, the Board also noted Rafferty’s representation that the advisory fees of the Funds were comparable to other series of the Trust that provide daily leveraged investment returns that correlate with an underlying index. With respect to the China Fund, the Board noted Rafferty’s representation that, due to the exposure to China A Share securities, the strategy was more complex to manage then other similarly leveraged funds managed by Rafferty. The Board considered Rafferty’s representation that the total projected expense ratios for the Funds compared to comparable exchange-traded funds, or other products, with investment strategies similar to the Funds, in that each Fund seeks to achieve daily leveraged investment returns that correlate with an underlying index. The Board also considered that Rafferty agreed to limit the total expenses for each Fund via contractual fee waivers and/or expense limitations. The Board further considered the overall profitability of Rafferty’s investment business and its representation that because the Funds had not commenced operations, Rafferty did not have any prior profit data related to the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Advisory Agreement were fair and reasonable.

184	DIREXION SEMI-ANNUAL REPORT

Economies of Scale.    The Board considered whether economies of scale may be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets.

Other Benefits.    The Board considered Rafferty’s representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other mutual fund accounts. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, such benefits to Rafferty would be fair and reasonable.

Conclusion.    Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory Agreement.

DIREXION SEMI-ANNUAL REPORT	185

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, New York 10019

www.direxionshares.com

Investment Advisor

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.),

35th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon

101 Barclay Street

New York, New York 10286

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 01401

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

186	DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	7/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	7/1/15

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	7/1/15